UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:     Registrant is making a filing for 14 of its series, Wells Fargo Advantage California Limited-Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage High Yield Municipal Bond Fund, Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage North Carolina Tax-Free Fund, Wells Fargo Advantage Pennsylvania Tax-Free Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Strategic Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, and Wells Fargo Advantage Wisconsin Tax-Free Fund. Each series had a June 30 fiscal year end except Wells Fargo Managed Account CoreBuilder Shares – Series M, which had a December 31 fiscal year end.

Date of reporting period:     September 30, 2013

ITEM 1. INVESTMENTS

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 101.51%

California : 95.14%

ABAG Financial Authority For Nonprofit Corporations Children’s Hospital (Health Revenue)	4.25%	12-1-2016	$305,000	$331,419
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	2.50	7-1-2019	2,250,000	2,207,880
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	4.00	7-1-2014	910,000	930,066
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	7-1-2015	995,000	1,060,013
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	7-1-2016	1,045,000	1,141,464
ABAG Financial Authority For Nonprofit Corporations Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2018	1,285,000	1,360,494
ABAG Financial Authority For Nonprofit Corporations Jackson Laboratory (Miscellaneous Revenue)	5.00	7-1-2019	730,000	829,944
ABAG Financial Authority For Nonprofit Corporations Jackson Laboratory (Miscellaneous Revenue)	5.00	7-1-2020	815,000	930,257
ABAG Financial Authority For Nonprofit Corporations O’Connor Woods (Health Revenue)	4.00	1-1-2019	955,000	1,024,591
ABAG Financial Authority For Nonprofit Corporations Odd Fellows of California Series A (Health Revenue)	5.00	4-1-2018	1,200,000	1,359,012
ABAG Financial Authority For Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-2019	500,000	575,950
Adelanto CA School District CAB Series B (GO, National Insured) ¤	0.00	9-1-2018	2,870,000	2,261,043
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	3,000,000	2,484,240
Alameda County CA COP (Miscellaneous Revenue, Ambac Insured)	5.63	12-1-2015	550,000	607,090
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Lease Revenue) %%	4.00	12-1-2019	1,000,000	1,108,810
Alameda County CA Joint Powers Authority PUTTERS Series 2927Z (Lease Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144Aø	0.07	12-1-2015	3,490,000	3,490,000
Albany CA Limited Obligation Improvement Bonds Act of 1915 (Miscellaneous Revenue, Ambac Insured)	4.75	9-2-2019	1,305,000	1,318,794
Alhambra CA Police Facilities (Miscellaneous Revenue, Ambac Insured) ##	6.75	9-1-2023	1,765,000	1,991,767
Alvord CA Unified School District BAN (GO) ¤	0.00	5-1-2015	5,000,000	4,921,850
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2016	305,000	292,678
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2017	155,000	152,148
Alvord CA Unified School District Election of 2007 CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2018	475,000	476,093
Alvord CA Unified School District Election of 2007 CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2020	1,605,000	1,655,317
Alvord CA Unified School District Series 3306 (GO, AGM/National Insured) 144Aø	0.24	8-1-2030	9,500,000	9,500,000
Anaheim CA PFA Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured)	6.00	9-1-2014	500,000	525,525
Anaheim CA Redevelopment Agency Merged Project Area Series A (Tax Revenue, AGM Insured)	4.50	2-1-2018	875,000	949,384
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	1-1-2017	530,000	531,670
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.25	9-1-2017	1,800,000	1,798,020
Baldwin Park CA Unified School District BAN (GO) ¤	0.00	8-1-2014	500,000	497,760
Bay Area Infrastructure Financing Authority of California Payment Acceleration Notes (Transportation Revenue, National Insured)	5.00	8-1-2017	390,000	393,331
Bay Area Infrastructure Financing Authority of California Payment Acceleration Notes (Transportation Revenue, XLCA Insured)	5.00	8-1-2017	100,000	100,854
Bay Area Infrastructure Financing Authority of California Payment Acceleration Notes (Transportation Revenue, National Insured)	5.00	8-1-2017	1,070,000	1,105,685
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	0.98	4-1-2045	5,000,000	4,992,500

1

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Brentwood CA Infrastructure Financing Authority Series A (Miscellaneous Revenue, AGM Insured)	4.00%	9-2-2017	$3,825,000	$4,099,520
Cabrillo CA Unified School District CAB Series A (GO, Ambac Insured) ¤	0.00	8-1-2015	1,500,000	1,469,910
California (GO, Ambac Insured)	5.00	10-1-2016	10,000	10,040
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	2.00	6-1-2014	350,000	352,975
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	3.00	6-1-2015	360,000	370,548
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	3.00	6-1-2016	370,000	384,878
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	3.00	6-1-2017	380,000	393,995
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	4.00	6-1-2018	390,000	415,838
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2014	225,000	226,789
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2015	230,000	233,648
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2016	420,000	425,989
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.25	5-1-2017	435,000	440,442
California Department of Transportation COP Series A (Miscellaneous Revenue, National Insured)	5.25	3-1-2016	160,000	160,662
California DWR Central Valley Project Water System Series AM (Water & Sewer Revenue)	5.00	12-1-2017	6,595,000	7,713,908
California Economic Recovery Series A (Tax Revenue) ##	5.00	7-1-2018	3,800,000	4,458,464
California Health Facilities Financing Chinese Hospital Associates (Health Revenue)	5.00	6-1-2019	200,000	228,554
California Health Facilities Financing Paradise Valley Series A (Health Revenue)	5.00	1-1-2019	600,000	671,814
California Health Facilities Financing Paradise Valley Series A (Health Revenue)	5.00	1-1-2020	600,000	674,478
California Health Facilities Financing St. Joseph Health System Series B (Health Revenue) ±	5.00	7-1-2043	2,000,000	2,275,480
California HFA AMT Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.20	2-1-2015	2,000,000	2,021,520
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-2042	300,000	312,081
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	1,140,000	1,187,766
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	8-1-2030	630,000	658,375
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	8-1-2047	360,000	376,373
California HFA AMT Home Mortgage Series L (Housing Revenue, FNMA Insured)	3.95	8-1-2015	1,300,000	1,333,514
California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC/FHA/VA Insured)	4.10	2-1-2015	1,750,000	1,784,965
California HFA CAB Home Mortgage Series B (Housing Revenue, FHA Insured) ¤	0.00	8-1-2015	5,000	4,521
California HFA Home Mortgage Series A (Housing Revenue, GNMA/FNMA Insured)	3.75	8-1-2020	1,650,000	1,719,432
California HFA Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.30	8-1-2015	475,000	491,682
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.00	3-1-2019	700,000	798,399
California HFFA Catholic Healthcare West Series C (Health Revenue, National Insured) ±(m)(n)	0.11	7-1-2022	5,300,000	5,008,500
California HFFA Catholic Healthcare West Series F (Health Revenue) ±	5.00	7-1-2027	1,000,000	1,033,530
California HFFA Catholic Healthcare West Series I (Health Revenue) ±	4.95	7-1-2026	1,790,000	1,849,893
California HFFA Catholic Healthcare West Series L (Health Revenue)	5.13	7-1-2022	320,000	341,830
California PCFA (Resource Recovery Revenue) ±	5.25	6-1-2023	3,245,000	3,477,699
California PCFA Solid Waste Disposal Waste Management Project Series A (Resource Recovery Revenue) ±	5.13	7-1-2031	1,000,000	1,022,370
California PFOTER (GO, National Insured, Dexia Credit Local SPA) ø	0.47	2-1-2025	10,170,000	10,170,000

2

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

California Public Works Board Capital Project Series G (Miscellaneous Revenue)	5.00%	11-1-2020	$3,000,000	$3,510,960
California Public Works Board Department of Corrections Series A (Miscellaneous Revenue)	6.50	9-1-2017	1,565,000	1,708,464
California Public Works Board Department of Corrections Series C (Miscellaneous Revenue)	4.00	6-1-2018	1,625,000	1,808,268
California Public Works Board Department of Corrections Series D (Miscellaneous Revenue, AGM Insured)	5.25	6-1-2015	605,000	628,123
California Public Works Board Department of Corrections Series E (Miscellaneous Revenue, Syncora Guarantee Incorporated Insured)	5.00	6-1-2015	640,000	660,506
California Public Works Board Department of Corrections Series E (Miscellaneous Revenue, National Insured)	5.50	6-1-2015	370,000	383,331
California Public Works Board Department of Corrections State Prisons Series A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2013	980,000	988,448
California Public Works Board Department of General Services Series A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2017	2,000,000	2,007,580
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.00	12-1-2019	1,000,000	1,174,530
California Public Works Board Trustees California State University Series A (Miscellaneous Revenue)	5.25	10-1-2013	250,000	250,035
California School Cash Reserve Series BB (Miscellaneous Revenue)	2.00	10-1-2013	1,500,000	1,500,075
California School Cash Reserve Series E (Miscellaneous Revenue)	2.00	4-1-2014	2,250,000	2,263,590
California School Finance Authority Coastal Academy Project Series A (Education Revenue)	5.00	10-1-2022	400,000	399,712
California Series DCL-009 (GO, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø	0.50	8-1-2027	1,950,000	1,950,000
California Series DCL-010 (GO, Dexia Credit Local LOC, AGM Insured) ø	0.50	8-1-2027	14,990,000	14,990,000
California Series DCL-011 (GO, Dexia Credit Local LOC, AGM Insured) ø	0.50	8-1-2027	9,700,000	9,700,000
California Statewide CDA (Tax Revenue)	2.00	9-2-2015	2,000,000	2,007,480
California Statewide CDA (Health Revenue)	4.00	5-15-2017	450,000	480,078
California Statewide CDA (Health Revenue)	5.00	5-15-2018	610,000	680,406
California Statewide CDA (Education Revenue)	5.88	7-1-2022	2,395,000	2,456,911
California Statewide CDA American Baptist Homes West (Health Revenue)	2.10	10-1-2019	2,930,000	2,887,193
California Statewide CDA American Baptist Homes West (Housing Revenue)	4.25	10-1-2015	1,195,000	1,219,163
California Statewide CDA COP (Health Revenue, American Capital Access Radian Insured)	4.00	6-1-2015	325,000	342,943
California Statewide CDA COP Health Facilities Series A (Miscellaneous Revenue, National Insured)	5.50	9-1-2014	255,000	266,100
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2014	545,000	565,585
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2015	1,000,000	1,054,940
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2016	1,000,000	1,065,450
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.49	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Memorial Hospital Series B (Health Revenue, Ambac Insured)	4.00	10-1-2014	400,000	403,640
California Statewide CDA International School Peninsula Project (Education Revenue)	4.60	11-1-2013	100,000	100,141
California Statewide CDA Kaiser Permanente Series B (Health Revenue) ±	3.90	8-1-2031	750,000	766,380
California Statewide CDA Kaiser Permanente Series E (Health Revenue) ±	5.00	4-1-2044	4,000,000	4,546,600
California Statewide CDA MFHR ROC RR-II-R-13104CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.57	9-6-2035	2,400,000	2,400,000
California Statewide CDA MFHR ROC RR-II-R-13105CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.57	12-14-2016	6,400,000	6,400,000
California Statewide CDA Monterey Community Hospital (Health Revenue)	3.25	6-1-2016	415,000	439,626
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2014	190,000	193,080

3

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00%	9-1-2015	$235,000	$240,797
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2016	145,000	148,448
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2017	150,000	151,394
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2018	235,000	234,377
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.50	9-1-2019	240,000	241,272
California Statewide CDA Sherman Oaks Project Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2014	800,000	832,712
California Statewide CDA St. Joseph Hospital (Health Revenue, AGM Insured)	4.50	7-1-2018	910,000	966,984
California Statewide CDA University of California Irvine East Campus Apartments Phase I (Housing Revenue)	5.00	5-15-2017	1,000,000	1,106,590
California Statewide CDA University of California Irvine East Campus Apartments Phase II (Education Revenue)	5.00	5-15-2015	1,500,000	1,593,510
California Statewide CDA University of California Irvine East Campus Apartments Phase II (Education Revenue)	5.00	5-15-2016	380,000	413,873
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2015	400,000	415,380
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2016	400,000	422,096
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2017	400,000	424,320
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	5.00	4-1-2018	400,000	443,472
California Veterans Bonds Series CA (GO)	4.45	12-1-2017	1,000,000	1,054,880
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2017	415,000	420,403
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2018	300,000	301,938
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2019	540,000	533,979
Centinela Valley CA Union High School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2015	375,000	364,429
Centralia CA School District (GO, AGM Insured)	4.00	8-1-2018	375,000	410,310
Chula Vista CA COP (Miscellaneous Revenue, National Insured)	4.50	8-1-2016	430,000	433,096
Clovis CA PFA (Water & Sewer Revenue, Ambac Insured)	5.00	8-1-2015	375,000	399,506
Colton CA PFA Series A (Utilities Revenue)	4.00	4-1-2019	415,000	452,408
Compton CA Community College District (GO)	5.00	7-1-2017	1,225,000	1,348,137
Compton CA Community RDA 2nd Lien (Tax Revenue)	3.50	8-1-2014	1,130,000	1,137,594
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	8-1-2020	155,000	165,312
Compton CA TRAN Series A (Miscellaneous Revenue)	3.75	6-1-2014	2,900,000	2,893,765
Compton CA Unified School District Election of 2002 CAB Series D (GO, Ambac Insured) ¤	0.00	6-1-2017	3,575,000	3,227,117
Contra Costa County CA Transportation Authority Series A (Tax Revenue) ±	0.49	3-1-2034	2,000,000	1,994,120
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	2.00	9-1-2015	220,000	220,810
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	2.50	9-1-2016	445,000	442,971
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	2.75	9-1-2017	470,000	463,077
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	3.00	9-1-2018	475,000	465,229
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	4.00	9-1-2017	500,000	528,405
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	5.00	9-1-2019	500,000	551,860
Culver City CA RDFA (Tax Revenue, Ambac Insured)	5.50	11-1-2014	675,000	684,275
Culver City CA Redevelopment Agency CAB Tax Allocation Series A (Tax Revenue) ¤	0.00	11-1-2019	2,575,000	2,047,099
Cypress CA Elementary School District (Miscellaneous Revenue)	2.00	5-1-2017	335,000	334,819
Cypress CA Elementary School District (Miscellaneous Revenue)	2.25	5-1-2018	455,000	448,930
Cypress CA Elementary School District (Miscellaneous Revenue)	2.50	5-1-2019	485,000	473,287

4

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Delano County CA Financing Authority Police Station Project Series A (Miscellaneous Revenue)	4.00%	12-1-2016	$1,040,000	$1,115,587
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2016	460,000	473,386
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2017	475,000	486,628
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2018	485,000	490,592
El Cerrito CA Redevelopment Agency Tax Allocation Series A (Tax Revenue, National Insured)	5.00	7-1-2019	690,000	690,718
El Dorado CA Community Facilities District #19-1 (Tax Revenue)	4.00	9-1-2018	1,000,000	1,067,410
El Dorado CA Community Facilities District #92-1 (Tax Revenue)	4.00	9-1-2017	1,135,000	1,216,436
El Dorado CA Irrigation District & Water Agency Series A (Miscellaneous Revenue, National Insured)	5.00	3-1-2017	500,000	509,550
Emeryville CA PFA Emeryville Redevelopment Project Series A (Miscellaneous Revenue, National Insured)	5.25	9-1-2015	1,265,000	1,268,416
Emeryville CA PFA Emeryville Redevelopment Project Series A (Miscellaneous Revenue, National Insured)	5.25	9-1-2017	1,400,000	1,402,856
Emeryville CA PFA Emeryville Redevelopment Project Series A (Miscellaneous Revenue, National Insured)	5.25	9-1-2020	1,635,000	1,636,766
Encinitas CA Community Facilities District Ranch Public Improvements Project (Tax Revenue)	4.00	9-1-2017	1,180,000	1,271,131
Folsom Cordova CA Unified School District School Facilities Improvement District #1 Series A (GO, National Insured)	5.50	10-1-2015	370,000	371,384
Fontana CA PFA (Miscellaneous Revenue, Ambac Insured)	5.25	9-1-2017	1,015,000	1,058,818
Fontana CA RDA Jurupa Hills Project Series A (Tax Revenue)	5.50	10-1-2017	50,000	50,668
Fontana CA RDA Sierra Corridor Commercial Project (Tax Revenue, National Insured)	4.50	9-1-2015	825,000	862,307
Foothill-Eastern CA Transportation Corridor Agency CAB (Transportation Revenue, National Insured) ¤	0.00	1-15-2017	580,000	481,267
Fowler CA Unified School District School Facilities Improvement District #1 (GO, National Insured)	5.20	7-1-2020	1,730,000	1,922,653
Fresno CA Unified School District Series C (GO, National Insured)	5.80	2-1-2015	475,000	507,737
Fresno County CA Financing Authority Lease Series A (Miscellaneous Revenue, AGM Insured)	3.00	8-1-2019	970,000	1,005,803
Fullerton CA Community Facilities District (Tax Revenue)	3.50	9-1-2017	565,000	591,193
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2018	610,000	643,788
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2019	665,000	690,430
Fullerton CA School District Financing Authority (Tax Revenue, AGM Insured)	3.00	9-1-2017	450,000	468,198
Fullerton CA School District Financing Refunding Senior Lien Series A (Tax Revenue, AGM Insured)	4.00	9-1-2018	400,000	431,384
Garden Grove CA Agency for Community Development (Tax Revenue, Ambac Insured)	5.25	10-1-2016	600,000	601,446
Golden Empire CA Schools Finance Authority Kern High School District Project (Miscellaneous Revenue) ±	0.37	5-1-2014	2,000,000	2,000,260
Golden West CA Schools Financing Authority 1999 CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	2-1-2014	235,000	234,316
Golden West CA Schools Financing Authority 1999 CAB Series A (Miscellaneous Revenue, National Insured)	5.75	2-1-2015	200,000	211,512
Golden West CA Schools Financing Authority 1999 CAB Series A (Miscellaneous Revenue, National Insured)	5.75	8-1-2015	265,000	285,442
Hawthorne CA School District Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2015	100,000	97,181
Hawthorne CA School District Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2016	155,000	146,151
Hawthorne CA School District Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2017	165,000	150,614
Hayward CA Unified School District COP (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2016	300,000	314,331
Hayward CA Unified School District COP (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	705,000	739,658
Hayward CA Unified School District COP (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2018	725,000	753,087

5

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Hayward CA Unified School District COP (Miscellaneous Revenue, AGM Insured)	3.00%	6-1-2019	$750,000	$770,940
Hemet CA Unified School District COP (Miscellaneous Revenue) ø	1.07	10-1-2036	16,385,000	16,385,000
Horicon CA Elementary School District (GO, Ambac Insured)	4.00	8-1-2014	295,000	301,555
Imperial CA Community College TRAN (Miscellaneous Revenue)	2.00	12-2-2013	7,300,000	7,312,264
Imperial CA PFA Wastewater Facility (Water & Sewer Revenue)	4.00	10-15-2014	490,000	505,381
Imperial CA PFA Wastewater Facility (Water & Sewer Revenue)	4.00	10-15-2016	265,000	283,031
Industry CA PFA Tax Allocation Revenue Bond (Tax Revenue, National Insured)	4.00	5-1-2018	1,000,000	1,007,020
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.00	10-15-2014	1,000,000	1,043,090
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.00	10-15-2015	1,500,000	1,618,665
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	3-1-2041	2,500,000	2,582,350
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	3,000,000	3,156,600
Irvine CA Limited Obligation Improvement Bonds Reassessment District #12-1 (Miscellaneous Revenue)	4.00	9-2-2018	1,325,000	1,437,758
Irvine CA Public Facilities & Infrastructure Authority Series A (Miscellaneous Revenue)	3.00	9-2-2018	1,195,000	1,194,020
JPMorgan Chase & Company PUTTERS/DRIVERS Series 3656Z (GO, National Insured, JPMorgan Chase & Company LIQ) 144Aø	0.19	1-1-2014	3,500,000	3,500,000
Kern CA Community College District COP (Miscellaneous Revenue)	4.00	4-1-2014	1,485,000	1,509,814
Keyes CA Unified School District CAB (GO, National Insured) ¤	0.00	8-1-2015	150,000	143,876
Keyes CA Unified School District CAB (GO, National Insured) ¤	0.00	8-1-2016	155,000	143,634
La Quinta CA Financing Authority Series A (Tax Revenue, Ambac Insured)	5.25	9-1-2015	940,000	979,095
Lake Elsinore CA PFFA (Tax Revenue, Ambac Insured)	4.00	9-1-2016	1,830,000	1,909,221
Lake Elsinore CA School Financing Authority (Tax Revenue)	3.00	9-1-2016	1,420,000	1,454,889
Lammersville CA Joint Unified School Community Facilities District #2002 (Tax Revenue)	2.00	9-1-2014	675,000	680,805
Lammersville CA Joint Unified School Community Facilities District #2002 (Tax Revenue)	2.00	9-1-2015	750,000	755,498
Lancaster CA RDA Combined Project Areas (Tax Revenue)	4.50	8-1-2014	750,000	760,883
Lancaster CA RDA Combined Project Areas (Tax Revenue)	4.75	8-1-2015	585,000	602,181
Lee Lake CA Public Financing Authority Senior Lien Series A (Tax Revenue)	4.00	9-1-2017	1,320,000	1,393,973
Loma Linda CA University Medical Center Project Series A (Housing Revenue, Ambac Insured)	5.15	12-1-2013	500,000	502,920
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-2015	1,250,000	1,320,338
Long Beach CA Harbor AMT Series A (Airport Revenue, National Insured)	5.00	5-15-2016	500,000	533,185
Long Beach CA Senior Refunding Bonds Series B (Airport Revenue)	4.00	6-1-2014	995,000	1,017,975
Los Alamitos CA Unified School District TRAN (GO) ¤	0.00	9-1-2016	1,000,000	973,920
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00	9-1-2014	255,000	264,557
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00	9-1-2015	375,000	396,559
Los Angeles CA Community Redevelopment Agency (Tax Revenue, AGM Insured)	5.50	12-1-2018	2,225,000	2,335,293
Los Angeles CA Unified School District COP Multiple Properties Series A (Miscellaneous Revenue)	5.00	12-1-2015	1,750,000	1,907,080
Los Angeles CA Unified School District Election of 2004 Series F (GO, FGIC Insured)	5.00	7-1-2020	2,500,000	2,780,425
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2014	200,000	210,578
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2015	1,835,000	2,001,068
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2016	3,285,000	3,673,747
Los Angeles County CA Community Facilities District #5 Rowland Heights Area (Tax Revenue, AGM Insured)	5.00	9-1-2019	880,000	896,166
Los Angeles County CA COP CAB Disney Package Projects (Miscellaneous Revenue) ¤	0.00	3-1-2014	100,000	99,823
Los Angeles County CA COP CAB Disney Package Projects (Miscellaneous Revenue) ¤	0.00	3-1-2017	675,000	632,043

6

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00%	7-1-2017	$7,880,000	$9,099,666
Los Angeles County CA Public Works Financing Authority Master Project Series A (Miscellaneous Revenue, National Insured)	5.00	9-1-2014	690,000	716,703
Los Angeles County CA Public Works Financing Authority Master Project Series A (Miscellaneous Revenue, National Insured)	5.00	12-1-2016	1,715,000	1,858,288
Los Angeles County CA Public Works Financing Authority Master Project Series B (Miscellaneous Revenue, National Insured)	5.00	9-1-2018	400,000	442,300
Los Angeles County CA Public Works Multiple Capital Projects (Miscellaneous Revenue)	5.00	8-1-2020	500,000	582,980
Los Angeles County CA Schools Regionalized Business Services Corporation Series A (Miscellaneous Revenue, AGM Insured)	3.00	9-1-2017	595,000	616,628
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, National Insured)	5.00	6-1-2016	1,000,000	1,083,690
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, National Insured)	5.00	6-1-2017	1,010,000	1,112,141
Lynwood CA Unified School District CAB (GO) ¤	0.00	8-1-2014	2,000,000	1,990,000
Mendocino County CA COP Series A (Miscellaneous Revenue, AGM Insured)	3.25	6-1-2018	1,115,000	1,141,894
Mendocino County CA COP Series A (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2015	1,020,000	1,052,711
Mendocino County CA COP Series A (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	1,085,000	1,119,514
Merced CA RDA Series A (Tax Revenue, Ambac Insured) ¤	0.00	12-1-2017	765,000	651,137
Merced CA RDA Series A (Tax Revenue)	5.25	9-1-2020	940,000	923,738
Merced CA Union High School CAB Series A (GO, National Insured) ¤	0.00	8-1-2019	2,190,000	1,852,083
Merrill Lynch PFOTER Series PT-4211 (GO, Dexia Credit Local SPA) 144Aø	0.47	2-1-2025	4,000,000	4,000,000
Modesto CA Irrigation District Electric Refunding Revenue Bond Series A (Utilities Revenue)	5.00	7-1-2020	500,000	582,280
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2016	725,000	761,250
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2017	755,000	792,773
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2018	785,000	817,554
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2019	815,000	835,448
Moreno Valley CA PFA (Miscellaneous Revenue, Ambac Insured)	5.00	11-1-2013	580,000	582,129
Moreno Valley CA Unified School District Financing Authority Series A (Tax Revenue, AGM Insured)	5.00	8-15-2014	1,000,000	1,017,540
Mount Pleasant CA Elementary School District CAB Election of 1998 Series S (GO, Ambac Insured) ¤	0.00	9-1-2014	1,070,000	1,061,429
Murrieta CA PFA (Tax Revenue)	5.00	9-1-2017	870,000	962,351
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2017	955,000	1,010,810
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2018	1,025,000	1,076,701
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2019	1,000,000	1,033,460
Newhall CA School District BAN School Facilities Improvement (GO) ¤	0.00	8-1-2017	10,000,000	9,445,900
Norco CA RDA Project Area #1 (Tax Revenue)	4.00	3-1-2014	100,000	101,343
North City CA West School Facilities Financing Authority Series C (Tax Revenue, Ambac Insured)	5.00	9-1-2018	1,125,000	1,247,974
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	415,000	445,984
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	280,000	299,418
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	350,000	370,930
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	610,000	652,633
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	625,000	663,806
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	650,000	682,052
Oakland CA Financing Authority Housing Set-Aside (Tax Revenue, Ambac Insured)	5.00	9-1-2018	2,000,000	2,100,280
Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Miscellaneous Revenue, Ambac Insured)	5.50	10-1-2013	1,905,000	1,905,210
Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Miscellaneous Revenue, Ambac Insured)	5.50	10-1-2014	680,000	705,412

7

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Oakland CA Joint Powers Financing Authority Series A1 (Miscellaneous Revenue, AGM Insured)	5.25%	1-1-2017	$1,885,000	$2,096,478
Oakland CA RDA Sub Tax Allocation Centre Distribution (Tax Revenue, National Insured)	5.50	9-1-2015	875,000	877,170
Oakland CA Redevelopment Agency Central District Project (Tax Revenue, National Insured)	5.50	9-1-2017	800,000	801,984
Oakland CA Successor Agency Refunding Sub Lien Central District Redevelopment Project (Tax Revenue) %%	4.00	9-1-2018	3,215,000	3,465,159
Oakland CA Unified School District (GO, National Insured)	4.00	8-1-2015	185,000	193,016
Oakland CA Unified School District Alameda County Election of 2000 (GO, National Insured)	5.00	8-1-2015	500,000	530,675
Oakland CA Unified School District Alameda County Election of 2000 (GO, National Insured)	5.00	8-1-2016	530,000	560,411
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	8-1-2015	640,000	659,168
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	8-1-2016	540,000	558,473
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	4.00	8-1-2014	435,000	446,284
Oakland CA Unified School District Alameda County Election of 2012 (GO)	4.00	8-1-2015	3,725,000	3,903,912
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00	8-1-2016	3,425,000	3,730,853
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00	8-1-2017	2,250,000	2,473,830
Orange Cove CA Irrigation District (Water & Sewer Revenue)	3.15	2-1-2019	660,000	661,604
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2015	1,960,000	2,069,074
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2018	2,275,000	2,475,109
Pacifica CA COP City of Pacifica Financing Authority (Miscellaneous Revenue, Ambac Insured)	4.50	1-1-2016	1,090,000	1,153,667
Palm Desert CA Financing Authority Housing Set-Aside (Tax Revenue, National Insured)	5.00	10-1-2013	1,200,000	1,200,120
Palm Springs CA Financing Authority Convention Center Project Series A (Miscellaneous Revenue) ##	3.00	11-1-2017	1,280,000	1,321,958
Palm Springs CA Sub Lien Palm Springs International Airport (Airport Revenue)	5.30	7-1-2014	430,000	436,386
Palmdale CA Financing Authority Lease Refunding (Miscellaneous Revenue, AGM Insured)	4.00	9-1-2019	545,000	576,768
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50	9-2-2015	285,000	290,649
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50	9-2-2016	330,000	335,089
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	3.00	9-2-2018	415,000	424,744
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	4.00	9-2-2021	450,000	463,757
Palo Verde CA Unified School District FlexFund Program (Lease Revenue)	4.80	9-1-2027	849,901	865,675
Palomar CA Palomar County Election of 2006 Series B (GO) ¤	0.00	8-1-2016	250,000	240,848
Palomar CA Palomar County Election of 2006 Series B (GO) ¤	0.00	8-1-2017	880,000	818,382
Palomar Pomerado CA Health System CAB (GO, National Insured) ¤	0.00	8-1-2017	2,000,000	1,850,080
Patterson CA Joint Unified School District CAB Series A (GO, National Insured) ¤	0.00	8-1-2015	140,000	133,580
Pioneers CA Memorial Healthcare District (GO)	4.00	10-1-2015	400,000	419,856
Pioneers CA Memorial Healthcare District (GO)	4.00	10-1-2017	810,000	871,617
Pittsburg CA Redevelopment Agency Tax Allocation Los Medanos Community Development Project Series A (Tax Revenue, National Insured)	5.00	8-1-2018	900,000	905,877
Pomona CA Public Financing Authority Revenue Unrefunded Balance Merfed Redevelopment (Tax Revenue, Ambac Insured)	5.25	2-1-2018	725,000	726,943
Pomona Valley CA Educational Joint Powers Refunding (Miscellaneous Revenue)	4.00	8-1-2016	805,000	867,943
Pomona Valley CA Educational Joint Powers Refunding (Miscellaneous Revenue)	4.00	8-1-2017	1,635,000	1,774,384

8

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Poway CA Community Facilities District #88-1 Parkway Business (Tax Revenue)	3.63%	8-15-2014	$1,100,000	$1,122,957
Poway CA RDA Paguay Project Series A (Tax Revenue, National Insured)	4.50	6-15-2014	580,000	581,746
Poway CA RDA Paguay Project Series A (Tax Revenue, National Insured)	5.25	6-15-2017	1,190,000	1,194,796
Poway CA Unified School District (Tax Revenue)	3.00	9-15-2017	625,000	640,981
Poway CA Unified School District (Tax Revenue)	3.00	9-15-2018	755,000	762,988
Poway CA Unified School District (Tax Revenue)	4.00	9-15-2020	335,000	346,407
Poway CA Unified School District (Tax Revenue)	4.00	9-15-2021	325,000	329,306
Poway CA Unified School District Community Facilities District #6 4S Ranch (Tax Revenue)	4.00	9-1-2017	500,000	536,920
Poway CA Unified School District Community Facilities District #6 4S Ranch (Tax Revenue)	4.00	9-1-2018	450,000	481,626
Poway CA Unified School District PFA Tranche Series B (Miscellaneous Revenue, AGM Insured, Dexia Credit Local SPA) ¤	0.00	12-1-2042	2,080,000	2,064,275
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.00	9-1-2014	620,000	630,075
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.13	9-1-2015	675,000	694,116
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.50	9-1-2016	725,000	752,884
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2016	225,000	216,347
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2018	345,000	307,067
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2020	460,000	370,985
Ridgecrest CA Redevelopment Agency Ridgecrest Project (Tax Revenue)	3.38	6-30-2014	1,060,000	1,072,890
Ridgecrest CA Redevelopment Agency Ridgecrest Project (Tax Revenue)	3.75	6-30-2015	630,000	648,371
Riverside CA Community College District Election of 2004 Series D (GO) ¤	0.00	8-1-2020	535,000	435,560
Riverside CA Community Facilities District #88-1 Series A (Tax Revenue)	4.00	9-1-2014	1,025,000	1,049,887
Riverside CA Unified School District (GO, AGC/National Insured, Morgan Stanley Bank LIQ) 144Aø	0.22	9-1-2030	8,855,000	8,855,000
Riverside CA Unified School District Financing Authority Superior Lien Series A (Miscellaneous Revenue)	4.00	9-1-2018	1,735,000	1,840,939
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2016	640,000	696,045
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2017	490,000	536,050
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2019	1,000,000	795,910
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, National Insured)	4.50	10-1-2015	130,000	136,114
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, National Insured)	5.00	10-1-2014	1,000,000	1,031,200
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2018	810,000	870,240
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2020	795,000	836,523
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	5.00	5-1-2019	840,000	936,348
Robla CA School District Series B (GO, National Insured) ¤	0.00	8-1-2018	855,000	714,199
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2014	1,250,000	1,270,688
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2015	1,000,000	1,054,600
Sacramento CA Airport Grant Series D (Airport Revenue)	5.00	7-1-2014	1,000,000	1,031,530
Sacramento CA City Financing Authority Building Series A (Miscellaneous Revenue, Ambac Insured)	5.25	5-1-2015	535,000	535,075
Sacramento CA City Financing Authority Environmental Protection Agency Building Series B (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2014	1,250,000	1,250,163

9

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Sacramento CA Regional Art Facilities Financing Authority COP (Miscellaneous Revenue, Ambac Insured)	4.10%	9-1-2015	$150,000	$150,249
Sacramento CA Regional Transportation District Farebox Revenue (Transportation Revenue)	5.00	3-1-2019	500,000	562,060
Sacramento County CA COP Public Facilities Project (Miscellaneous Revenue, Ambac Insured)	4.50	2-1-2016	440,000	467,852
Sacramento County CA COP Public Facilities Project (Miscellaneous Revenue, Ambac Insured)	4.50	2-1-2019	755,000	783,494
San Bernardino City CA Unified School District Series A (GO, AGM Insured)	5.00	8-1-2019	575,000	659,295
San Bernardino County CA COP Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	1,000,000	1,141,800
San Bernardino County CA COP Justice Center Airport Improvements (Miscellaneous Revenue, National Insured)	5.00	7-1-2015	1,075,000	1,129,105
San Bernardino County CA COP Justice Center Airport Improvements (Miscellaneous Revenue, National Insured)	5.00	7-1-2016	430,000	458,999
San Bernardino County CA COP Medical Centre Financing Project (Miscellaneous Revenue, National Insured)	5.50	8-1-2017	1,115,000	1,159,143
San Bernardino County CA Joint Powers Financing Authority Series A (Tax Revenue, AGM Insured)	5.75	10-1-2014	1,425,000	1,482,641
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	2,000,000	2,189,200
San Diego CA Community Facilities District 3 (Tax Revenue)	5.00	9-1-2016	415,000	450,167
San Diego CA Community Facilities District 3 (Tax Revenue)	5.00	9-1-2018	460,000	503,981
San Diego CA Community Facilities District 3 (Tax Revenue)	5.00	9-1-2019	285,000	311,653
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, Ambac Insured)	5.00	2-15-2016	1,825,000	1,999,817
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.00	9-1-2014	355,000	358,962
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.50	9-1-2015	365,000	374,673
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.00	9-1-2016	380,000	398,346
San Diego CA RDA Naval Training Center Series A (Tax Revenue, Ambac Insured)	4.50	9-1-2017	555,000	581,573
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.50	9-1-2017	345,000	366,880
San Diego CA RDA Tax Allocation Centre Series A (Tax Revenue, AGM Insured) ¤	0.00	9-1-2018	635,000	555,244
San Diego CA RDA Tax Allocation Centre Series A (Tax Revenue, Syncora Guarantee Incorporated Insured)	5.00	9-1-2014	665,000	689,864
San Diego CA RDA Tax Allocation Centre Series A (Tax Revenue, Syncora Guarantee Incorporated Insured)	5.25	9-1-2015	2,215,000	2,297,664
San Francisco CA Building Authority Department of General Services Series A (Miscellaneous Revenue)	5.00	10-1-2013	190,000	190,025
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	3.00	8-1-2016	400,000	409,340
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	3.00	8-1-2017	205,000	207,612
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	3.00	8-1-2018	525,000	525,977
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	4.00	8-1-2017	885,000	930,268
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	5.00	8-1-2018	500,000	549,410
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	5.00	8-1-2019	555,000	609,323
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	8-1-2014	125,000	128,093
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	8-1-2016	310,000	331,226
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series D (Tax Revenue)	5.00	8-1-2014	500,000	515,205
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, National Insured)	5.00	8-1-2015	910,000	960,405
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, National Insured)	5.25	8-1-2018	2,000,000	2,005,100
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, National Insured) ¤	0.00	1-15-2015	2,830,000	2,712,498

10

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

San Jose CA Airport Series A (Airport Revenue, Ambac Insured)	5.50%	3-1-2018	$3,380,000	$3,884,026
San Jose CA Airport Series A (Airport Revenue, AGM/Ambac Insured)	5.50	3-1-2019	5,220,000	5,790,964
San Jose CA Financing Authority Convention Center Project Series F (Miscellaneous Revenue, National Insured)	5.00	9-1-2015	1,000,000	1,003,990
San Jose CA Libraries & Parks Project (GO)	5.00	9-1-2017	715,000	717,824
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	4.36	8-1-2016	250,000	253,168
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	4.54	8-1-2018	1,035,000	1,042,452
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	5.00	8-1-2017	900,000	946,413
San Jose CA Redevelopment Agency Series A (Tax Revenue)	6.13	8-1-2015	550,000	575,427
San Jose CA Redevelopment Agency Tax Allocation Merged Area Project (Tax Revenue, National Insured)	4.50	8-1-2015	500,000	500,320
San Juan CA Basin Authority Ground Water Recovery Project (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2016	1,150,000	1,154,727
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue)	4.50	3-1-2014	155,000	157,576
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue)	5.00	3-1-2019	100,000	112,690
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue)	5.00	3-1-2020	100,000	112,376
San Luis & Delta-Mendota CA Water Prerefunded Notes Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue)	4.50	3-1-2014	595,000	605,561
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2015	430,000	441,907
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2016	445,000	461,140
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2017	455,000	468,300
San Marcos CA PFA Series B (Tax Revenue)	4.00	9-1-2018	1,000,000	1,065,020
San Mateo County CA Joint Power Authority Capital Projects Program (Miscellaneous Revenue, National Insured)	6.50	7-1-2015	205,000	218,989
San Mateo County CA Transportation Authority Series A (Tax Revenue, National Insured) ¤	0.00	12-1-2018	270,000	230,810
Santa Ana CA Community Redevelopment Agency Merged Project Area Series A (Tax Revenue)	5.25	9-1-2019	1,000,000	1,116,000
Santa Ana CA Financing Authority Police Administration & Holding Facility Series A (Miscellaneous Revenue, National Insured)	4.00	7-1-2014	500,000	508,780
Santa Ana CA Unified School District CAB Election of 2008 Series A (GO) ¤	0.00	8-1-2020	1,815,000	1,470,695
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25	9-1-2016	495,000	531,105
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25	9-1-2017	495,000	536,451
Santa Fe Springs CA Community Development Commission Consolidated Redevelopment Project Series A (Tax Revenue, National Insured)	5.00	9-1-2017	750,000	827,040
Santa Maria CA Water & Wastewater CAB Sub Series A (Water & Sewer Revenue, Ambac Insured) ¤	0.00	8-1-2014	920,000	914,986
Sierra CA Joint Community College District School Facilities Improvement District #2 CAB Series B (GO, National Insured) ¤	0.00	8-1-2015	500,000	492,215
Signal Hill CA Redevelopment Project #1 (Tax Revenue)	4.13	10-1-2016	550,000	575,212
Simi Valley CA Unified School District COP (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2017	550,000	599,924
Solana Beach CA School District Special Tax PFA (Tax Revenue)	3.00	9-1-2016	450,000	468,369
Solana Beach CA School District Special Tax PFA (Tax Revenue)	3.00	9-1-2017	690,000	713,674
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2018	330,000	351,457
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2019	735,000	770,096
South Gate CA PFA Southgate Redevelopment Project #1 (Tax Revenue, Ambac Insured)	5.25	9-1-2019	1,365,000	1,378,391
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2015	1,315,000	1,347,283
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2016	1,345,000	1,389,129
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2017	1,485,000	1,520,937

11

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

South Placer CA Wastewater Authority Series D (Water & Sewer Revenue) ±	0.90%	11-1-2014	$3,200,000	$3,206,048
South San Francisco CA Unified School District BAN Series D (GO) ¤	0.00	5-15-2017	3,000,000	2,851,470
Southern California Public Power Authority Hydroelectric Power Project Series A (Utilities Revenue, AGM Insured)	5.25	10-1-2015	500,000	502,065
Southern Mono Healthcare District (GO)	3.00	8-1-2015	550,000	564,355
Southern Mono Healthcare District (GO)	3.00	8-1-2016	615,000	636,224
Southern Mono Healthcare District (GO)	3.00	8-1-2017	300,000	308,322
Southern Mono Healthcare District (GO)	4.00	8-1-2018	685,000	727,532
Southern Mono Healthcare District (GO)	4.00	8-1-2019	845,000	890,064
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2017	400,000	428,796
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2018	410,000	437,208
Successor Agency Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue) %%	4.00	4-1-2017	460,000	494,624
Successor Agency Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue) %%	5.00	4-1-2018	400,000	447,732
Successor Agency Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue) %%	5.00	4-1-2019	580,000	652,465
Successor Agency Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue) %%	4.00	4-1-2018	750,000	808,763
Successor Agency Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue) %%	5.00	4-1-2018	550,000	619,405
Successor Agency Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue) %%	5.00	4-1-2019	600,000	679,080
Successor Agency Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue) %%	5.00	4-1-2019	850,000	958,639
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2016	150,000	156,546
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2017	300,000	310,293
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2018	555,000	565,090
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2019	595,000	593,066
Tejon Ranch CA PFFA Community Facilities District #2000-1 (Tax Revenue)	3.00	9-1-2014	400,000	405,744
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2016	380,000	393,121
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2017	395,000	404,354
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2018	405,000	405,235
Temecula CA PFA Wolf Creek Community Facilities District #3-3 (Tax Revenue)	3.00	9-1-2018	870,000	875,620
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2016	1,185,000	1,225,918
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2017	1,250,000	1,286,538
Torrance CA RDA Referendum Senior Lien Series C (Tax Revenue, National Insured)	5.45	9-1-2018	1,335,000	1,337,149
Turlock CA Health Facility COP Emanuel Medical Center (Health Revenue)	5.00	10-15-2013	940,000	941,654
Turlock CA Health Facility COP Emanuel Medical Center (Health Revenue)	5.00	10-15-2014	820,000	852,398
Union City CA Community Redevelopment Agency (Tax Revenue, AGM Insured)	3.00	10-1-2013	55,000	55,004
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.00	12-1-2015	210,000	218,910
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.38	12-1-2016	475,000	506,493
Vallejo CA Water Revenue Refunding Bond (Water & Sewer Revenue, National Insured)	5.00	5-1-2015	500,000	531,280

12

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Vallejo CA Water Revenue Refunding Bond (Water & Sewer Revenue, National Insured)	5.00%	5-1-2019	$790,000	$837,108
Vallejo City CA Refunding Bonds Series 2006 (Water & Sewer Revenue, National Insured)	5.00	5-1-2021	1,500,000	1,561,290
Vallejo City CA Unified School District Series A (GO, National Insured)	5.60	2-1-2016	1,080,000	1,161,983
Vallejo City CA Unified School District Series A (GO, National Insured)	5.90	2-1-2018	2,065,000	2,277,530
Vallejo City CA Unified School District Series A (GO, National Insured)	5.90	2-1-2020	400,000	438,060
Victor Valley CA Elementary School District School Construction Project (Miscellaneous Revenue, National Insured)	6.45	5-1-2018	980,000	1,043,533
Victor Valley CA Joint Unified School District CAB Bonds (GO, AGM Insured) ¤	0.00	8-1-2015	280,000	275,640
Walnut CA Improvement Agency Refunding Bond Walnut Improvement Project (Tax Revenue)	4.00	3-1-2017	850,000	913,240
Washington Township CA Health Care District (Health Revenue)	5.00	7-1-2018	1,750,000	1,753,850
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2014	975,000	1,003,756
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2017	1,125,000	1,245,330
West Contra Costa CA Unified School District (GO, National Insured) ¤	0.00	8-1-2015	500,000	489,970
West Contra Costa CA Unified School District (GO, AGM Insured)	5.00	8-1-2016	1,055,000	1,173,276
West Contra Costa CA Unified School District Election of 2002 Series C (GO, National Insured)	4.25	8-1-2017	785,000	794,451
West Covina CA Unified School District (GO, AGM Insured)	4.00	8-1-2017	325,000	356,993
West Covina CA Unified School District (GO, AGM Insured)	4.00	8-1-2018	575,000	632,983
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	4.00	9-1-2014	250,000	255,923
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	5.00	9-1-2015	200,000	211,394
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2016	265,000	274,426
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2017	270,000	277,520
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.50	9-1-2018	275,000	281,603
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.75	9-1-2019	285,000	292,213
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	5.00	9-1-2020	290,000	334,530
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2016	560,000	597,839
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2017	570,000	610,898
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2019	1,830,000	1,936,671
Westlands CA Water District Revenue Series A (Water & Sewer Revenue, AGM Insured)	4.00	9-1-2020	500,000	547,920

				558,834,848

Guam : 0.19%

Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,000,000	1,145,600

Iowa : 0.29%

Iowa Finance Authority Midwestern Iowa Fertilizer Company Project (IDR)	5.00	12-1-2019	1,750,000	1,700,160

Puerto Rico : 4.24%

Puerto Rico HFA Capital Fund Modernization Subordinate Bonds (Housing Revenue, HUD Insured)	5.50	12-1-2018	1,250,000	1,336,888
Puerto Rico HFA Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2016	1,815,000	1,829,629
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue, HUD Insured)	4.50	12-1-2017	1,250,000	1,297,625
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue, HUD Insured)	5.50	12-1-2015	1,000,000	1,045,320
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue, HUD Insured)	5.50	12-1-2016	3,440,000	3,638,488
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue, HUD Insured)	5.50	12-1-2017	1,895,000	2,012,509

13

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico (continued)

Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue, HUD Insured)	5.50%	12-1-2019	$1,000,000	$1,057,240
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2019	1,000,000	1,008,060
Puerto Rico Highway & Transportation Authority (Tax Revenue, National Insured)	5.25	7-1-2014	860,000	859,940
Puerto Rico Highway & Transportation Authority Series E (Transportation Revenue, AGM Insured)	5.50	7-1-2016	1,000,000	1,016,360
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	3.00	10-1-2018	855,000	761,574
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	3.25	10-1-2019	880,000	762,731
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	4.00	4-1-2014	1,000,000	997,540
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	4.00	10-1-2017	830,000	803,141
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	5.00	10-1-2016	2,400,000	2,501,064
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	5.00	10-1-2016	790,000	805,081
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Miscellaneous Revenue)	5.00	10-1-2017	1,600,000	1,668,256
Puerto Rico Public Imports Series A (GO, AGM Insured)	5.00	7-1-2015	1,000,000	1,003,810
University of Puerto Rico Series Q (Education Revenue)	5.00	6-1-2016	500,000	478,560

				24,883,816

Virgin Islands : 1.65%

Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue)	2.25	10-1-2017	6,410,000	6,365,643
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, National Insured)	5.00	10-1-2013	500,000	500,060
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Miscellaneous Revenue, AGM Insured)	5.25	10-1-2016	1,000,000	1,029,680
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	5.00	7-1-2018	1,750,000	1,800,523

				9,695,906

Total Municipal Obligations (Cost $589,308,186)				596,260,330

	Yield

Short-Term Investments : 0.46%

Investment Companies : 0.46%
Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class ##(l)(u)	0.01%		2,706,042	2,706,042

Total Short-Term Investments (Cost $2,706,042)				2,706,042

Total investments in securities (Cost $592,014,228)*	101.97%	598,966,372

Other assets and liabilities, net	(1.97)	(11,568,399)

Total net assets	100.00%	$587,397,973

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	Security issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

14

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
%%	Security issued on a when-issued basis.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded term loans.
*	Cost for federal income tax purposes is $592,013,767 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,021,649
Gross unrealized depreciation	(2,069,044)

Net unrealized appreciation	$6,952,605

15

Wells Fargo Advantage California Limited-Term Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$591,251,830	$5,008,500	$596,260,330

Short-term investments

Investment companies	2,706,042	0	0	2,706,042

	$2,706,042	$591,251,830	$5,008,500	$598,966,372

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

1

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 97.22%

California : 95.83%

ABC California Unified School District CAB Election of 1997 Series B (GO, National Insured) ¤	0.00%	8-1-2018	$1,500,000	$1,331,250
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	3,895,000	3,394,181
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	3,000,000	2,484,240
Alameda CA Corridor Transportation Authority Sub Lien Series A (Transportation Revenue, Ambac Insured)	5.25	10-1-2021	3,000,000	3,252,510
Alameda CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue) %%	5.00	12-1-2034	500,000	516,070
Alhambra CA Unified School District Election of 2008 Series B (GO, AGM Insured)	6.00	8-1-2029	4,100,000	4,614,386
Alisal CA Unified School District CAB Election of 2006 Series A (GO, AGM Insured) ¤	0.00	8-1-2017	1,105,000	1,019,849
Alvord CA Unified School District Series 3306 (GO, AGM/National Insured) 144Aø	0.24	8-1-2030	460,000	460,000
Anaheim CA City School District Election of 2010 (GO, AGM Insured)	6.25	8-1-2033	1,290,000	1,479,308
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	4,955,000	4,349,549
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2025	10,000,000	5,756,900
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	1-1-2017	1,795,000	1,800,654
Bay Area CA Toll Authority Toll Bridge Revenue Series S-4 (Transportation Revenue)	5.00	4-1-2030	2,000,000	2,119,480
Bay Area CA Water Supply & Conservation Agency Series A (Water & Sewer Revenue)	5.00	10-1-2034	6,000,000	6,334,380
Bay Area Infrastructure Financing Authority of California Payment Acceleration Notes (Transportation Revenue, Syncora Guarantee Incorporated Insured)	5.00	8-1-2017	1,635,000	1,648,963
Belmont CA Community Facilities Special Tax District # 2000-1 Library Project Series A (Tax Revenue, Ambac Insured)	5.75	8-1-2030	3,190,000	3,556,659
Brea CA PFA Tax Allocation Series A (Housing Revenue)	7.00	9-1-2023	2,105,000	2,233,700
Cabrillo CA Unified School District CAB Series A (GO, Ambac Insured) ¤	0.00	8-1-2021	1,500,000	1,095,300
California (GO)	5.25	8-1-2038	1,925,000	1,995,455
California (GO)	5.25	11-1-2040	3,000,000	3,129,570
California AMT Department of Veterans Affairs Series A (Housing Revenue)	4.85	12-1-2022	1,605,000	1,679,328
California AMT Department of Veterans Affairs Series BZ (GO, National Insured)	5.35	12-1-2021	5,000	5,006
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations O’Connor Woods Project (Health Revenue)	5.00	1-1-2033	3,500,000	3,558,730
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations O’Connor Woods Project (Health Revenue)	5.00	1-1-2043	5,000,000	4,999,600
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Sharp Healthcare Project Series A (Health Revenue)	5.00	8-1-2028	400,000	417,140
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Sharp Healthcare Project Series B (Health Revenue)	6.38	8-1-2034	1,000,000	1,037,170
California Department of Transportation COP Series A (Miscellaneous Revenue, National Insured)	5.25	3-1-2016	1,995,000	2,003,259
California Educational Facilities Authority University of the Pacific Series A (Education Revenue)	5.00	11-1-2026	2,000,000	2,162,040
California Educational Facilities Authority University of the Pacific Series A (Education Revenue)	5.00	11-1-2030	535,000	559,958
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-2042	1,400,000	1,456,378
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	3,030,000	3,156,957
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	8-1-2030	945,000	987,563
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	8-1-2047	300,000	313,644
California HFA AMT Home Mortgage Series K (Housing Revenue)	5.30	8-1-2023	2,760,000	2,780,341

1

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

California HFA AMT Home Mortgage Series M (Housing Revenue)	5.00%	8-1-2037	$985,000	$1,009,270
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	3,000,000	3,339,360
California HFFA Catholic Healthcare West Series A (Health Revenue)	6.00	7-1-2029	4,810,000	5,365,026
California HFFA Lucile Salter Packard Project (Health Revenue)	5.00	8-15-2027	225,000	240,446
California HFFA Prerefunded Bond Providence Health Services Series C (Health Revenue)	6.50	10-1-2038	100,000	124,586
California HFFA Sutter Health Series D (Health Revenue)	5.25	8-15-2031	3,100,000	3,277,847
California Infrastructure & Economic Development Bank Independent Systems Operator Series A (Utilities Revenue)	6.25	2-1-2039	3,000,000	3,146,520
California Infrastructure & Economic Development King City Joint Union High School (Miscellaneous Revenue)	5.75	8-15-2029	2,150,000	2,256,081
California Municipal Finance Authority Community Hospitals Central California (Health Revenue)	5.00	2-1-2020	1,000,000	1,060,760
California Public Works Board California State University Projects Series B-1 (Miscellaneous Revenue)	5.70	3-1-2035	2,210,000	2,429,961
California Public Works Board Judicial Council Projects Series A (Miscellaneous Revenue)	5.00	3-1-2038	5,000,000	5,044,700
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.25	12-1-2025	4,000,000	4,461,800
California Public Works Board Regents University of California Series G (Miscellaneous Revenue)	5.00	12-1-2030	9,850,000	10,594,168
California Public Works Board University of California Research Project Series L (Education Revenue, National Insured)	5.25	11-1-2028	4,225,000	4,498,146
California Public Works Board Various Capital Projects Series A (Miscellaneous Revenue)	5.00	4-1-2037	4,925,000	4,972,526
California Public Works Board Various Capital Projects Series G (Miscellaneous Revenue)	5.00	11-1-2037	15,000,000	15,152,100
California Public Works Department of General Services Butterfield Series A (Miscellaneous Revenue)	5.25	6-1-2024	2,400,000	2,561,328
California Public Works Department of General Services East End Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2027	5,500,000	5,511,825
California Public Works Department of Mental Health Coalinga State Hospital Series A (Miscellaneous Revenue)	5.13	6-1-2029	3,145,000	3,248,376
California Refunding Bond (GO)	5.00	8-1-2025	5,000,000	5,596,700
California Refunding Bond Series B (GO) ±	1.22	5-1-2020	3,000,000	3,046,560
California Series DCL-009 (GO, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø	0.50	8-1-2027	3,000,000	3,000,000
California Series DCL-010 (GO, Dexia Credit Local LOC, AGM Insured) ø	0.50	8-1-2027	4,985,000	4,985,000
California Special District Association Finance Corporation Program Series MM (Miscellaneous Revenue)	5.50	6-1-2021	915,000	916,391
California Statewide CDA COP Internext Group (Health Revenue)	5.38	4-1-2017	1,385,000	1,388,823
California Statewide CDA Insured St. Joseph Health System (Health Revenue, AGM Insured)	5.25	7-1-2021	1,775,000	2,005,413
California Statewide CDA MFHR ROC RR-II-R-13104CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.57	9-6-2035	1,000,000	1,000,000
California Statewide CDA Pioneer Park Project Series T (Housing Revenue, GNMA/FHA Insured)	6.10	12-20-2035	2,010,000	2,011,709
California Statewide CDA School Facility Alliance for College-Ready Public Schools (Education Revenue)	6.75	7-1-2031	2,625,000	2,742,836
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	2,065,000	2,066,735
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.20	7-1-2020	560,000	564,301
California Statewide CDA Water & Wastewater Pooled Series B (Water & Sewer Revenue, AGM Insured)	5.25	10-1-2027	1,040,000	1,043,026
California University Revenue Systemwide Series A (Education Revenue, AGM Insured) 144Aø	0.22	11-1-2033	2,685,000	2,685,000
California Various Purposes (GO)	4.00	10-1-2021	3,590,000	3,954,421
California Various Purposes (GO)	5.00	9-1-2024	1,000,000	1,138,390
California Various Purposes (GO)	5.00	9-1-2029	1,475,000	1,585,625
California Various Purposes (GO)	5.00	10-1-2029	7,000,000	7,377,930
California Various Purposes (GO)	5.00	9-1-2032	5,100,000	5,385,651
California Various Purposes (GO)	5.00	11-1-2032	955,000	986,276
California Various Purposes (GO)	5.00	6-1-2037	4,215,000	4,302,461

2

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

California Various Purposes (GO)	5.00%	2-1-2038	$5,000,000	$5,146,300
California Various Purposes (GO)	5.13	4-1-2033	6,835,000	7,100,471
California Various Purposes (GO)	5.25	9-1-2028	5,000,000	5,502,450
California Various Purposes (GO)	5.25	10-1-2029	800,000	853,776
California Various Purposes (GO)	5.25	4-1-2035	17,640,000	18,668,412
California Various Purposes (GO)	5.25	3-1-2038	2,300,000	2,377,648
California Various Purposes (GO)	5.60	3-1-2036	8,715,000	9,333,242
California Various Purposes (GO)	5.75	4-1-2029	1,600,000	1,808,672
California Various Purposes (GO)	5.75	4-1-2031	3,380,000	3,754,098
California Various Purposes (GO)	6.00	4-1-2035	2,140,000	2,437,824
California Various Purposes (GO)	6.00	4-1-2038	23,465,000	26,730,624
Camrosa CA Water District Financing Authority Water & Waterwaste Series A (Water & Sewer Revenue)	5.00	1-15-2031	2,000,000	2,055,167
Carson CA RDA Tax Allocation Series A (Tax Revenue, National Insured)	5.25	10-1-2020	1,140,000	1,153,942
Center California Unified School District CAB Series C (GO, National Insured) ¤	0.00	9-1-2021	5,000,000	3,768,200
Central Valley CA School District Financing Authority Series A (Miscellaneous Revenue, National Insured)	6.45	2-1-2018	1,890,000	2,037,836
Cerritos CA Community College CAB Election of 2004 (GO) ¤	0.00	8-1-2029	1,750,000	781,008
Cerritos CA Community College CAB Election of 2004 (GO) ¤	0.00	8-1-2033	1,500,000	521,280
Chico CA PFA Redevelopment Project Area (Tax Revenue, National Insured)	5.13	4-1-2021	3,000,000	3,005,790
College of the Sequoias Tulare Area Improvement District # 3 California CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2024	1,000,000	616,970
Compton CA Community College CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2035	3,445,000	911,547
Compton CA Community RDA Redevelopment Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	1,140,000	1,186,820
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	8-1-2020	205,000	218,639
Compton CA TRAN Series A (Miscellaneous Revenue)	3.75	6-1-2014	3,850,000	3,841,723
Contra Costa County CA Home GNMA Mortgage-Backed Securities Program (Housing Revenue, GNMA Insured)	7.75	5-1-2022	210,000	261,637
Delano CA Union High School Election of 2010 Series B (GO, AGM Insured)	5.75	8-1-2035	5,510,000	5,958,183
Duarte CA RDA CAB Sub-Merged Redevelopment Project (Tax Revenue) ¤	0.00	12-1-2016	2,055,000	1,815,182
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.75	9-2-2014	500,000	501,485
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.90	9-2-2021	1,750,000	1,751,330
Escondido CA Joint Powers Financing Authority (Water & Sewer Revenue)	5.00	9-1-2033	3,000,000	3,091,320
Escondido CA Union High School CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2027	8,385,000	4,327,918
Etiwanda CA School District PFA Loan Agency (Miscellaneous Revenue, AGM Insured)	5.00	9-15-2032	2,000,000	2,054,680
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10-1-2017	2,455,000	2,487,774
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.60	10-1-2027	4,785,000	4,799,403
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue)	5.75	1-15-2040	4,000,000	3,847,720
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue, National Insured)	5.80	1-15-2020	3,000,000	3,042,510
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue, National Insured)	5.85	1-15-2023	3,000,000	3,037,620
Garden Grove CA Unified School District Election of 2010 Series C (GO) %%	5.25	8-1-2037	2,000,000	2,131,140
Gilroy CA Unified School District Election of 2008 Series A (GO, AGM Insured)	6.00	8-1-2027	1,000,000	1,149,800
Golden State Tobacco Securitization Corporation Enhanced Tobacco Settlement Revenue Series A (Miscellaneous Revenue)	5.00	6-1-2030	1,000,000	1,023,030

3

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Golden West CA Schools Financing Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00%	8-1-2015	$2,000,000	$1,935,740
Hawaiian Gardens CA RDA Project # 1 (Tax Revenue)	6.00	12-1-2013	680,000	682,400
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	3,750,000	3,945,750
Jamul-Dulzura CA Unified School District Series C (GO)	6.40	8-1-2016	80,000	80,406
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2034	9,905,000	2,298,554
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2036	11,130,000	2,184,485
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2033	8,865,000	2,247,278
Jefferson CA Union High School District San Mateo County Series A (GO, National Insured)	6.45	8-1-2025	1,000,000	1,209,410
Jurupa CA Unified School District Refunding Bond Program (GO, AGM Insured)	5.00	8-1-2022	2,370,000	2,733,629
Kaweah CA Delta Health Care District Election of 2003 (GO, National Insured)	5.25	8-1-2028	5,370,000	5,515,420
Kern CA High School District (GO)	5.00	8-1-2023	1,000,000	1,171,250
La Quinta CA RDA Tax Redevelopment Project Area #1 (Tax Revenue, Ambac Insured)	5.00	9-1-2022	920,000	930,608
La Quinta CA RDA Tax Redevelopment Project Area #1 (Tax Revenue, Ambac Insured)	5.00	9-1-2021	910,000	911,602
Lancaster CA RDA Tax Allocation Combined Redevelopment Project Areas (Tax Revenue)	6.50	8-1-2029	2,000,000	2,112,780
Lodi CA Unified School District School Facility Election of 2006 (GO, AGM Insured)	5.00	8-1-2030	2,000,000	2,102,520
Long Beach CA Bond Financing Authority (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2017	930,000	970,678
Long Beach CA Bond Financing Authority Natural Gas Purchase LIBOR Index Series B (Utilities Revenue) ±	1.63	11-15-2027	5,000,000	4,346,500
Long Beach CA Bond Financing Authority Redevelopment Housing & Gas Utilities Financing Series A-1 (IDR, Ambac Insured)	5.00	8-1-2030	5,000,000	5,045,900
Long Beach CA Unified School District Election of 2008 Series A (GO)	5.50	8-1-2026	2,530,000	2,940,417
Los Angeles CA Community RDA Bunker Hill Project Series A (Tax Revenue, AGM Insured)	5.00	12-1-2027	2,000,000	2,066,480
Los Angeles CA Community Redevelopment Refunding Bond Grand Central Square Class B (Tax Revenue, Ambac Insured)	5.00	12-1-2022	1,200,000	1,168,932
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2025	2,310,000	2,401,846
Los Angeles CA COP Sonneblick del Rio Project (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2019	2,000,000	2,009,460
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, National Insured)	5.00	5-15-2024	1,565,000	1,679,370
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, National Insured)	5.00	5-15-2025	3,425,000	3,610,772
Los Angeles CA Department of Water Series B (Water & Sewer Revenue)	5.00	7-1-2035	5,000,000	5,293,900
Los Angeles CA Harbor Department (Airport Revenue)	7.60	10-1-2018	65,000	75,314
Los Angeles CA Unified School District Refunding Bond Headquarters Building Project B (Miscellaneous Revenue)	5.00	10-1-2028	2,350,000	2,466,349
Los Angeles CA Unified School District Refunding Bond Headquarters Building Project B (Miscellaneous Revenue)	5.00	10-1-2031	1,125,000	1,151,201
Lynwood CA Unified School District Election of 2012 Series A (GO, AGM Insured)	5.00	8-1-2033	5,000	5,137
M-S-R Energy Authority California Gas Series B (Utilities Revenue)	7.00	11-1-2034	4,000,000	4,857,200
M-S-R Energy Authority California Gas Series C (Utilities Revenue)	6.13	11-1-2029	1,060,000	1,168,491
Merced CA Community College School Facilities Improvement Project District #1 (GO, National Insured)	5.00	8-1-2031	1,635,000	1,699,713
Merced CA Union High School District CAB Election of 2008 Series C (GO) ¤	0.00	8-1-2032	3,380,000	1,243,434
Merced CA Union High School District CAB Series A (GO, National Insured) ¤	0.00	8-1-2018	2,135,000	1,894,813
Merrill Lynch PFOTER Series PT-4211 (GO, Dexia Credit Local SPA) 144Aø	0.47	2-1-2025	3,985,000	3,985,000

4

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Montebello CA Unified School District Election of 2004 (GO, National Insured)	5.00%	8-1-2030	$3,175,000	$3,446,685
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,000,000	2,158,600
Mount San Antonio CA Community College District CAB Election of 2008 Series A (GO) ¤	0.00	8-1-2024	1,610,000	993,322
Natomas CA Unified School District Series 1999 (GO, National Insured)	5.95	9-1-2021	1,000,000	1,142,880
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.81	7-1-2019	5,000,000	4,604,100
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.90	7-1-2027	9,000,000	7,488,900
Northern California Power Agency Public Power Prerefunded Bond (Utilities Revenue, Ambac Insured)	7.50	7-1-2023	50,000	65,513
Northern Inyo County CA Local Hospital District (GO, AGC Insured)	5.60	8-1-2035	20,000	20,414
Norwalk-LA Mirada CA Unified School District CAB Election of 2002 Series D (GO, AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,007,985
Oakland Alameda County CA Coliseum Authority Series A (Miscellaneous Revenue)	5.00	2-1-2025	500,000	539,495
Oakland CA Peralta Community College District Refunding Bond (GO)	5.00	8-1-2025	1,515,000	1,688,710
Oakland CA Unified School District Election of 2012 (GO)	5.50	8-1-2023	500,000	546,425
Oakland CA Unified School District Election of 2012 (GO)	6.63	8-1-2038	2,500,000	2,634,575
Ontario CA RDFA Ontario Redevelopment Project #1 (Tax Revenue, National Insured)	5.80	8-1-2023	1,110,000	1,245,698
Ontario CA RDFA Ontario Redevelopment Project #1 (Tax Revenue, National Insured)	6.00	8-1-2015	490,000	506,636
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.00	7-1-2018	290,000	295,258
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.40	7-1-2023	500,000	509,000
Palo Verde CA Unified School District FlexFund Program (Lease Revenue)	4.80	9-1-2027	1,614,194	1,644,154
Paramount CA Unified School District CAB Election of 2006 (GO) ¤	0.00	8-1-2033	2,500,000	776,850
Pasadena CA Old Pasadena Parking Facilities Project (Miscellaneous Revenue)	6.25	1-1-2018	880,000	972,418
Perris CA PFA Series A (Tax Revenue, National Insured)	5.25	10-1-2020	1,030,000	1,042,597
Perris CA PFA Series A (Tax Revenue)	5.75	10-1-2031	2,045,000	2,093,589
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue, National Insured)	5.50	5-1-2019	2,000,000	2,168,540
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	6.25	12-1-2032	5,500,000	5,501,265
Pioneer CA Union Elementary School District COP (Miscellaneous Revenue, National Insured)	5.00	8-1-2029	2,635,000	2,678,925
Pomona CA Unified School District Series A (GO, National Insured)	6.55	8-1-2029	2,480,000	2,997,452
Port of Redwood City CA (Airport Revenue)	5.13	6-1-2030	3,600,000	3,349,548
Poway CA Redevelopment Agency Tax Paguay Redevelopment Project (Tax Revenue, Ambac Insured)	5.13	6-15-2033	700,000	679,245
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A (GO) ¤	0.00	8-1-2024	1,800,000	1,158,696
Poway CA Unified School District Public Financing Authority (Tax Revenue)	4.00	9-15-2023	715,000	700,028
Redwood City CA RDA CAB Redevelopment Project Area 2-A (Tax Revenue, Ambac Insured) ¤	0.00	7-15-2030	3,505,000	1,322,401
Rialto CA RDA Merged Project Area Series A (Tax Revenue)	5.00	9-1-2021	1,000,000	1,014,200
Rialto CA Unified School District CAB Election of 2010 Series A (GO, AGM Insured) ¤	0.00	8-1-2026	3,320,000	1,720,988
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGM Insured)	5.88	8-1-2037	5,000,000	5,305,650
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	7,500,000	8,399,925
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2026	10,000,000	4,963,100
Riverside County CA Palm Desert Financing Authority Series A (Miscellaneous Revenue)	6.00	5-1-2022	4,105,000	4,638,322
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2025	1,930,000	2,006,351
Sacramento CA City Financing Authority Westlake & Regency Park Projects Series A (Tax Revenue, AGM Insured)	5.00	9-1-2023	1,730,000	1,872,604
Sacramento CA Municipal Utility District Series B (Utilities Revenue)	5.00	8-15-2031	2,905,000	3,083,890

5

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Sacramento CA Municipal Utility District Series B (Utilities Revenue)	5.00%	8-15-2033	$3,555,000	$3,741,638
Sacramento CA Unified School District Election of 2012 Series A (GO)	5.25	8-1-2033	1,000,000	1,034,890
Sacramento County CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.75	7-1-2024	2,000,000	2,259,160
Sacramento County CA City Financing Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.40	11-1-2020	2,500,000	2,803,250
Sacramento County CA COP Animal Care & Youth Detention Program (Miscellaneous Revenue, Ambac Insured)	5.00	10-1-2025	1,085,000	1,117,485
San Benito CA Health Care District (Health Revenue)	5.00	3-1-2023	1,020,000	1,134,607
San Bernardino CA Unified School District Series A (GO, AGM Insured)	5.00	8-1-2023	600,000	681,282
San Bernardino CA Unified School District Series A (GO, AGM Insured)	5.00	8-1-2024	1,250,000	1,391,713
San Bernardino County CA Community CAB Series D (GO) ¤	0.00	8-1-2032	1,500,000	544,785
San Bernardino County CA COP Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	6,000,000	6,850,800
San Bernardino County CA COP Medical Center Financing Project (Miscellaneous Revenue, National Insured)	5.00	8-1-2028	5,815,000	5,814,767
San Buenaventura CA Public Facilities Financing Authority Water Revenue Series B (Water & Sewer Revenue)	5.00	7-1-2042	4,000,000	4,067,760
San Diego CA Community College Election of 2002 (GO)	5.00	8-1-2031	4,000,000	4,373,480
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2032	3,825,000	3,975,590
San Diego CA PFFA Refunding Balance Ballpark Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2026	4,950,000	5,224,725
San Diego CA RDA CAB Tax Allocation Centre (Tax Revenue, AGM Insured) ¤	0.00	9-1-2023	885,000	577,498
San Diego CA RDA Centre City Sub Parking Series B (Transportation Revenue)	5.30	9-1-2020	1,060,000	1,061,378
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	5.00	9-1-2025	575,000	584,499
San Francisco CA Bay Area Series A (Tax Revenue)	5.00	7-1-2036	1,000,000	1,058,780
San Francisco CA Bay Area Toll Authority Series A (Transportation Revenue) ±	1.32	4-1-2036	2,000,000	1,961,020
San Francisco CA City & County COP Multiple Capital Improvement Projects Series A (Miscellaneous Revenue)	5.20	4-1-2026	3,000,000	3,258,120
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	8-1-2016	250,000	267,118
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.00	8-1-2014	385,000	392,931
San Francisco City & County CA Redevelopment Agency Successor Community #6 Mission Bay South Public Project Series A (Tax Revenue)	5.00	8-1-2023	500,000	523,230
San Gorgonio CA Memorial Healthcare Election of 2006 Series C (GO)	7.00	8-1-2027	950,000	1,087,484
San Gorgonio CA Memorial Healthcare Election of 2006 Series C (GO)	7.10	8-1-2033	3,000,000	3,396,270
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, National Insured) ¤	0.00	1-15-2015	2,000,000	1,916,960
San Jose CA Libraries & Parks Project (GO)	5.13	9-1-2031	2,040,000	2,045,998
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2025	1,845,000	1,846,144
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2026	950,000	937,546
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2021	1,205,000	1,000,560
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,062,988
San Rafael City CA High School District CAB Election of 2002 Series B (GO, National Insured) ¤	0.00	8-1-2023	1,260,000	864,864
Sanger CA Unified School District Refunding Bond (GO, National Insured)	5.60	8-1-2023	2,000,000	2,309,960
Santa Ana CA Community Redevelopment Merged Project Area Series A (Tax Revenue)	6.00	9-1-2022	2,000,000	2,291,800
Santa Ana CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2038	15,000,000	3,499,350

6

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Santa Cruz County CA Live Oak School District COP (Miscellaneous Revenue, AGM Insured)	5.50%	8-1-2029	$1,000,000	$1,070,350
Santa Cruz County CA RDA California Live Oak Soquel Community Improvement Project (Tax Revenue)	6.63	9-1-2029	2,100,000	2,355,024
Santa Rosa CA High School District (GO)	5.00	8-1-2024	1,005,000	1,129,721
Simi Valley CA Unified School District Capital Improvement Projects (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2022	1,970,000	2,088,417
Sonoma CA Community RDA The Springs Redevelopment Project (Tax Revenue, AGM Insured)	6.50	8-1-2028	3,000,000	3,011,850
Sonoma Valley CA Unified School District CAB Election of 2010 Series A (GO) ¤	0.00	8-1-2027	1,020,000	517,426
South Gate CA PFA South Gate Redevelopment Project #1 (Tax Revenue, Syncora Guarantee Incorporated Insured)	5.25	9-1-2019	2,015,000	2,049,880
South Pasadena CA Unified School District Series A (GO, FGIC Insured)	5.55	11-1-2020	740,000	838,250
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue) ±	1.65	11-1-2038	5,000,000	3,974,100
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	1,000,000	1,059,750
Southwest Community California Finance Authority Riverside County (Miscellaneous Revenue)	6.38	5-1-2033	3,065,000	3,438,501
Sweetwater CA Union High School District PFA Series A (Tax Revenue, AGM Insured)	5.00	9-1-2026	2,090,000	2,129,146
Torrance CA COP Refunding & Public Improvement Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	6-1-2034	1,310,000	1,320,022
Torrance CA COP Refunding & Public Improvement Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	6-1-2034	2,690,000	2,743,961
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Miscellaneous Revenue, AGM Insured)	6.25	10-1-2033	1,000,000	1,133,170
Tulare CA PFFA Capital Facilities Project (Miscellaneous Revenue, AGM Insured)	5.25	4-1-2027	3,000,000	3,244,800
Union City CA Community RDA (Tax Revenue, AGM Insured)	5.25	10-1-2033	8,000,000	8,465,280
Union City CA Community RDA Series A (Tax Revenue, Ambac Insured)	5.38	10-1-2034	3,785,000	3,770,882
University of California Regents Medical Center Series J (Health Revenue)	5.00	5-15-2033	2,265,000	2,341,829
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	10,000,000	10,437,100
University of California Revenue General Series AF (Education Revenue)	5.00	5-15-2036	5,000,000	5,297,500
University of California Revenue General Series AI (Education Revenue) %%	5.00	5-15-2038	2,000,000	2,107,680
Vacaville CA Unified School District (Miscellaneous Revenue, AGM Insured)	6.50	12-1-2034	1,260,000	1,447,148
Vallejo CA Unified School District Refunding Bond Series A (GO, National Insured)	5.90	2-1-2017	1,000,000	1,096,030
Victor Valley CA Union High School District San Bernardino County Series A (Tax Revenue)	2.00	10-1-2013	3,000,000	3,000,090
Vista CA Community Development Commission Vista Redevelopment Project Area (Tax Revenue)	5.88	9-1-2037	2,500,000	2,500,675
Walnut Valley CA Unified School District Series C (GO, FGIC Insured)	5.75	8-1-2015	780,000	794,461
West Contra Costa CA Healthcare District COP (Tax Revenue, Ambac Insured)	5.50	7-1-2029	3,420,000	3,433,954
West Contra Costa CA Healthcare District COP (Tax Revenue)	6.00	7-1-2032	3,800,000	4,053,992
West Contra Costa CA Unified School District (GO, AGM Insured)	5.25	8-1-2024	1,350,000	1,523,030
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2021	6,000,000	4,564,920
West Contra Costa CA Unified School District Election of 2005 Series B (GO)	6.00	8-1-2027	1,080,000	1,289,704
West Contra Costa CA Unified School District Refunding Bond (GO)	5.00	8-1-2032	1,250,000	1,267,750
West Fresno CA Elementary School District Election of 1997 Series C (GO, AGM Insured)	6.60	5-1-2035	1,000,000	1,177,040
Western Riverside County CA Trust & Wastewater Finance Authority Local Agency Project Series A-1 (Tax Revenue)	4.00	9-1-2020	1,945,000	2,023,228

7

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name		Interest rate	Maturity date	Principal	Value

California (continued)

Westlands CA Water District Revenue Refunding Bond Series A (Water & Sewer Revenue, AGM Insured)		5.00%	9-1-2034	$1,000,000	$1,026,750
Wiseburn CA School District CAB (GO, AGM Insured) ¤		0.00	8-1-2027	1,525,000	771,345
Yorba Linda CA RDA CAB Series A (Tax Revenue, National Insured) ¤		0.00	9-1-2019	1,810,000	1,416,017

					701,859,639

Guam : 0.14%

Guam Government Business Privilege Tax Series A (Tax Revenue)		5.00	1-1-2031	1,000,000	1,032,690

Iowa : 0.26%

Iowa Finance Authority Midwestern Disaster Area Revenue Fertilizer Company Project (IDR)		5.50	12-1-2022	2,000,000	1,927,340

Puerto Rico : 0.01%

Puerto Rico HFA Capital Fund Modernization Subordinate Bonds (Housing Revenue, HUD Insured)		5.50	12-1-2018	100,000	106,951

Virgin Islands : 0.98%

Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Tax Revenue)		5.00	10-1-2029	5,000,000	4,945,750
Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Miscellaneous Revenue)		6.75	10-1-2037	2,000,000	2,193,140

					7,138,890

Total Municipal Obligations (Cost $678,702,593)					712,065,510

		Yield		Shares
Short-Term Investments : 0.91%

Investment Companies : 0.91%

Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class (l)(u)##		0.01		6,661,604	6,661,604

Total Short-Term Investments (Cost $6,661,604)					6,661,604

Total investments in securities (Cost $685,364,197)*	98.13%				718,727,114

Other assets and liabilities, net	1.87				13,701,534

Total net assets	100.00%				$732,428,648

¤	Security issued in zero coupon form with no periodic interest payments.
%%	Security issued on a when-issued basis.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $685,458,756 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$35,701,186
Gross unrealized depreciation	(2,432,828)

Net unrealized appreciation	$33,268,358

8

Wells Fargo Advantage California Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$712,065,510	$0	$712,065,510

Short-term investments

Investment companies	6,661,604	0	0	6,661,604

	$6,661,604	$712,065,510	$0	$718,727,114

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Colorado Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 95.63%

Arizona : 1.18%

Phoenix AZ IDA Rowan University Project (Education Revenue)	5.25%	6-1-2034	$1,000,000	$1,011,030

California : 2.70%

Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.25	10-15-2021	1,000,000	1,129,960
Norco CA Redevelopment Agency Project Area #1 (Tax Revenue)	6.00	3-1-2036	1,120,000	1,181,432

				2,311,392

Colorado : 86.51%

Adams and Arapahoe Counties CO Joint School District #28J Refunding Bonds Series 2012 (GO)	5.00	12-1-2023	1,185,000	1,375,678
Alamosa CO Adams College Institutional Enterprise Bonds Series 2012 (Education Revenue)	5.00	5-15-2037	1,000,000	1,040,440
Arapahoe & Douglas Counties CO Inverness Water & Sanitation District Series A (GO, Radian Insured)	4.60	12-1-2019	430,000	430,490
Arapahoe County CO Centennial 25 Metropolitan District (GO)	6.38	12-1-2016	260,000	259,948
Arapahoe County CO Water & Wastewater Authority (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2033	500,000	508,900
Aspen Valley CO Hospital Refunding District Bonds Series 2012 (Health Revenue)	5.00	10-15-2033	600,000	596,232
Aurora CO First Lien Water Improvement Bonds Series 2007A (Miscellaneous Revenue)	5.00	12-1-2027	2,000,000	2,173,900
Aurora CO First Lien Water Improvement Bonds Series 2007A (Water & Sewer Revenue, Ambac Insured)	5.00	8-1-2039	1,000,000	1,055,360
Canon City CO Finance Authority COP (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2032	150,000	153,723
Colorado Board of Governors State University System Enterprise Bonds Series 2013C (Education Revenue)	5.25	3-1-2033	725,000	784,276
Colorado ECFA Alexander Dawson School LLC Project (Education Revenue)	5.00	2-15-2040	2,000,000	2,024,920
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	1,000,000	1,129,000
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.38	12-1-2028	1,000,000	1,134,670
Colorado ECFA Charter School Banning Lewis (Education Revenue) 144A	6.13	12-15-2035	460,000	420,215
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	6-15-2019	1,040,000	1,055,122
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	6-15-2024	1,165,000	1,179,994
Colorado ECFA Charter School District Montessori Charter School Project (Miscellaneous Revenue)	5.00	7-15-2037	1,150,000	1,108,082
Colorado ECFA Charter School Pinnacle High School Project (Education Revenue)	5.13	12-1-2039	500,000	476,775
Colorado ECFA Charter School Twin Peaks Charter (Education Revenue)	6.75	11-15-2028	750,000	810,750
Colorado ECFA Cheyenne Mountain Charter School Series A (Education Revenue)	5.25	6-15-2029	590,000	562,636
Colorado ECFA Parker Core Charter School (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	11-1-2024	1,445,000	1,459,768
Colorado ECFA Pinnacle School Project K-8 (Education Revenue)	5.00	6-1-2023	275,000	298,105
Colorado ECFA Pinnacle School Project K-8 (Education Revenue)	5.00	6-1-2029	440,000	451,510
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series 2010 (Education Revenue)	5.00	9-1-2032	1,265,000	1,302,963
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B (Education Revenue)	5.00	9-1-2027	1,480,000	1,582,801
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B (Education Revenue)	5.00	9-1-2030	1,770,000	1,843,614
Colorado ECFA Student Housing Campus Village Apartment (Miscellaneous Revenue)	5.50	6-1-2033	2,735,000	2,834,472
Colorado ECFA University Laboratory School Refunding Bonds Series 2004 (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	6-1-2024	1,355,000	1,371,545

1

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)

Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue) ±	5.25%	11-15-2027	$1,000,000	$1,071,220
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue) ±	5.25	11-15-2035	1,000,000	1,015,760
Colorado Health Facilities Authority Catholic Health Initiatives Prerefunded Balance Catholic Series 2012 D2 (Health Revenue)	5.25	10-1-2038	10,000	10,059
Colorado Health Facilities Authority Catholic Health Initiatives Series D1 (Health Revenue)	6.25	10-1-2033	1,000,000	1,133,660
Colorado Health Facilities Authority Catholic Health Initiatives Series D2 Prerefunded Balance (Health Revenue) ±	5.25	10-1-2038	15,000	15,088
Colorado Health Facilities Authority Catholic Health Initiatives Unrefunded Balance Catholic Series 2012 D2 (Health Revenue) ±	5.25	10-1-2038	75,000	75,433
Colorado Health Facilities Authority Hospital Parkview Medical Center Incorporation (Health Revenue)	5.00	9-1-2025	900,000	930,015
Colorado HFA SFHR Program Senior Series A2 (Housing Revenue)	6.45	4-1-2030	900,000	922,635
Colorado HFA SFMR Class I Series A (Housing Revenue, FHA/HUD Insured)	5.50	11-1-2029	510,000	528,462
Colorado HFA SFMR Class III Series A3 (Housing Revenue)	5.25	5-1-2032	60,000	60,156
Colorado HFA SFMR Class III Series B3 (Housing Revenue)	5.25	5-1-2032	345,000	348,795
Colorado HFA Waste Management Incorporated Project (Miscellaneous Revenue)	5.70	7-1-2018	500,000	549,820
Colorado Partnership Prerefunded Balance Univesity of Colorado Denver Health Science Center Fitzsimons Academic Series B (Lease Revenue, National Insured)	5.00	11-1-2030	245,000	268,010
Colorado Partnership Unrefunded Balance University of Colorado Denver Health Science Center Fitzsimons Academic Series B (Lease Revenue, National Insured)	5.00	11-1-2030	755,000	825,910
Colorado Regional Transportation District COP Tax-Exempt Bonds Series 2010A (Miscellaneous Revenue)	5.38	6-1-2031	2,500,000	2,647,550
Colorado Regional Transportation District COP Transit Vehicles Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2022	1,000,000	1,073,730
Colorado Regional Transportation District Fastracks Project Bonds Series 2013A (Tax Revenue)	5.00	11-1-2031	1,000,000	1,089,040
Colorado Springs CO Utilities System Improvement Bonds Series 2013—B2 (Utilities Revenue) %%	5.00	11-15-2038	4,000,000	4,200,880
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	4.50	9-1-2024	1,000,000	1,065,050
Colorado Water Reserve Power Development Authority Clean Water Series A Unrefunded Balance (Miscellaneous Revenue)	5.13	9-1-2018	40,000	40,160
Colorado Water Reserve Power Development Authority Clean Water Series B Unrefunded Balance (Miscellaneous Revenue)	5.00	9-1-2019	30,000	30,116
Commerce City CO Northern Infrastructure General Import District (GO, AGM Insured)	5.00	12-1-2032	825,000	862,603
Denver CO City & County Airport System Series A (Airport Revenue, Syncora Guarantee Incorporated Insured)	5.00	11-15-2022	1,250,000	1,336,050
Denver CO City & County Department of Aviation Airport System Bonds Series 2012B (Airport Revenue)	5.00	11-15-2030	2,000,000	2,084,700
Denver CO City & County Excise Tax Series A (Tax Revenue, AGM Insured)	6.00	9-1-2021	2,000,000	2,349,320
Denver CO City & County Refunding COP Public Parking Unit Cultural Center Series 2012A (Miscellaneous Revenue)	3.50	12-1-2020	710,000	764,450
Denver CO Convention Center (Tax Revenue, Syncora Guarantee Incorporated Insured)	5.00	12-1-2030	1,205,000	1,200,795
Douglas & Elbert Counties CO Douglas County School District # 1 (GO, National Insured)	5.75	12-15-2022	1,000,000	1,066,210
E-470 Public Highway Authority Colorado CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2034	4,000,000	1,187,600
Eagle River CO Water & Sanitation District Enterprise Wastewater Series 2012 (Water & Sewer Revenue)	5.00	12-1-2032	400,000	420,080
El Paso County CO School District #49 (Miscellaneous Revenue, National Insured)	5.00	12-15-2027	1,430,000	1,522,950
Fort Collins CO Lease COP Series A (Miscellaneous Revenue, Ambac Insured)	5.38	6-1-2025	1,000,000	1,034,340
Garfield County CO Public Library District Lease Purchase Financing Program (Miscellaneous Revenue)	5.00	12-1-2026	715,000	758,594

2

Wells Fargo Advantage Colorado Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)

Glendale CO COP (Miscellaneous Revenue, Syncora Guarantee Incorporated Insured)	5.00%	12-1-2025	$1,000,000	$1,037,880
Grand Junction CO General Fund Revenue Refunding Bonds Series 2012 (Tax Revenue)	5.00	3-1-2024	1,000,000	1,139,540
La Plata County CO School District #9 (GO)	5.00	11-1-2024	1,180,000	1,347,985
Park Meadows CO Business Improvement District (Tax Revenue)	5.00	12-1-2017	250,000	263,625
Platte Valley CO Fire Protection District (Miscellaneous Revenue)	5.00	12-1-2036	325,000	305,861
Town of Berthoud Larimer and Weld Counties CO Wastewater Refunding and Improvement Bonds Series 2012 (Water & Sewer Revenue)	5.00	10-15-2027	670,000	702,488
University of Colorado Enterprise System Series 2007-A (Education Revenue, National Insured, Dexia Credit Local LIQ) ø	0.40	6-1-2026	3,990,000	3,990,000
University of Colorado Enterprise System Series A (Education Revenue)	5.00	6-1-2026	1,000,000	1,118,280
University of Colorado Hospital Authority Series A (Health Revenue)	6.00	11-15-2029	2,000,000	2,203,880

				74,024,669

Guam : 1.82%

Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,032,690
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.75	12-1-2034	500,000	521,815

				1,554,505

Maryland : 0.50%

Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	235,000	234,062
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2030	200,000	194,910

				428,972

Pennsylvania : 1.17%

Pennsylvania Higher Education Facilities Authority (Education Revenue)	5.00	7-1-2032	1,000,000	1,002,030

Virgin Islands : 1.16%

Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Tax Revenue)	5.00	10-1-2029	1,000,000	989,150

Washington : 0.59%

Washington HEFAR Gonzaga University Project Series B (Education Revenue)	5.00	10-1-2032	500,000	501,030

Total Municipal Obligations (Cost $80,412,561)				81,822,778

	Yield		Shares
Short-Term Investments : 8.14%

Investment Companies : 8.14%

Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class ##(l)(u)	0.01		6,966,909	6,966,909

Total Short-Term Investments (Cost $6,966,909)				6,966,909

3

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund

Total investments in securities (Cost $87,379,470)*	103.77%	$88,789,687

Other assets and liabilities, net	(3.77)	(3,226,993)

Total net assets	100.00%	$85,562,694

##	All or a portion of this security has been segregated for when-issued securities.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	Security issued on a when-issued basis.
¤	Security issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $87,379,083 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,322,367
Gross unrealized depreciation	(911,763)

Net unrealized appreciation	$1,410,604

4

Wells Fargo Advantage Colorado Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$81,822,778	$0	$81,822,778

Short-term investments
Investment companies	6,966,909	0	0	6,966,909

	$6,966,909	$81,822,778	$0	$88,789,687

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 98.27%

Arizona : 9.30%

Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00%	7-1-2023	$250,000	$234,000
Phoenix AZ IDA Eagle College Prep Project Series A (Education Revenue)	4.50	7-1-2022	300,000	291,522
Phoenix AZ IDR Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	220,000	215,145
Salt Verde AZ Financial Corporation Gas Revenue (Utilities Revenue)	5.25	12-1-2028	305,000	318,984

				1,059,651

California : 24.28%

Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2020	540,000	423,149
California PCFA Water Furnishing Bonds Poseidon Resources Desalination Project (IDR) 144A	5.00	11-21-2045	250,000	208,393
Compton CA Community RDA Project 2nd Lien Series A (Tax Revenue)	4.75	8-1-2019	225,000	233,102
Compton CA Community RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	100,000	104,107
Compton CA TRAN Series A (Miscellaneous Revenue)	3.75	6-1-2014	200,000	199,570
Mammoth CA Unified School District (GO, National Insured) ¤	0.00	8-1-2026	900,000	463,815
Merced CA RDA Series A (Tax Revenue, Ambac Insured) ¤	0.00	12-1-2017	200,000	170,232
Merced CA RDA Series A (Tax Revenue)	5.25	9-1-2020	250,000	245,675
Paramount CA RDA Project Area 1 (Tax Revenue, National Insured) ¤	0.00	8-1-2026	500,000	234,055
Redondo Beach CA Unified School District Series E (GO) ¤	0.00	8-1-2031	540,000	353,246
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2022	200,000	131,676

				2,767,020

Florida : 3.46%

Florida Development Finance Corporation Renaissance Charter School Series A (Education Revenue)	6.00	9-15-2040	200,000	180,116
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	213,845

				393,961

Georgia : 2.79%

Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2027	300,000	317,757

Guam : 2.33%

Guam International Airport Authority Series C (Airport Revenue)	6.38	10-1-2043	260,000	265,489

Idaho : 3.62%

Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	200,000	197,296
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	250,000	214,598

				411,894

Illinois : 2.40%

Sangamon County IL School District #186 COP Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	100,000	95,649

1

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Sangamon County IL School District #186 COP Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	6.13%	8-15-2023	$200,000	$178,062

				273,711

Iowa : 1.69%

Iowa Finance Authority Midwestern Disaster Area Revenue Fertilizer Company Project (IDR)	5.50	12-1-2022	200,000	192,734

Louisiana : 2.02%

Louisiana Public Facilities Authority Dock & Impala Warehousing LLC Project (Miscellaneous Revenue)	6.50	7-1-2036	250,000	229,998

Michigan : 14.22%

Detroit MI Distribution Aid (GO)	4.50	11-1-2023	275,000	265,568
Detroit MI Downtown Development Authority (Tax Revenue) ¤	0.00	7-1-2021	50,000	30,543
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	35,000	22,850
Detroit MI Sewer Disposal System (Water & Sewer Revenue, AGM/FGIC Insured)	5.50	7-1-2029	220,000	219,980
Detroit MI Water & Sewage Department Series A (Water & Sewer Revenue)	5.50	7-1-2024	100,000	99,111
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2018	150,000	150,257
Michigan Finance Authority (Education Revenue)	5.00	2-1-2022	250,000	243,340
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	310,000	267,570
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	200,000	105,006
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	250,000	216,785

				1,621,010

Nevada : 1.32%

Henderson NV RDA Series A (Tax Revenue, Ambac Insured)	5.13	10-1-2022	150,000	150,041

New Jersey : 3.87%

Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	200,000	212,548
New Jersey EDA Special Facilities Revenue Continental Airlines Incorporated Project (IDR)	5.25	9-15-2029	250,000	228,510

				441,058

New York : 2.92%

New York NY IDA (IDR) ±(s)	7.63	8-1-2025	300,000	332,823

Pennsylvania : 1.62%

Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	200,000	185,082

Puerto Rico : 3.17%

Puerto Rico Electric Power Authority Refunding Libor Series UU (Utilities Revenue) ±	0.89	7-1-2031	65,000	37,567
Puerto Rico Highway & Transportation Authority Revenue Series CC (Transportation Revenue, National Insured)	5.50	7-1-2028	250,000	207,360
Puerto Rico Sales Tax Financing Corporation Series A (Tax Revenue) ±	1.11	8-1-2057	200,000	116,476

				361,403

2

Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Rhode Island : 4.25%
Rhode Island Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	6.00%	6-1-2023	$485,000	$484,248

South Carolina : 0.91%

Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	152,230	104,110

Tennessee : 1.11%

Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	2-1-2022	120,000	126,698

Texas : 6.25%

Love Field Texas Airport Modernization Corporation Special Facilities Revenue (Airport Revenue)	5.25	11-1-2040	250,000	245,380
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2021	50,000	55,466
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2027	190,000	200,372
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	200,000	211,102

				712,320

Utah : 1.16%

West Valley City UT Charter School Monticello Academy (Education Revenue) 144A	6.38	6-1-2037	145,000	132,475

Vermont : 1.42%

Burlington VT International Airport Project Series A (Airport Revenue)	4.00	7-1-2028	200,000	161,868

West Virginia : 2.40%

West Virginia Hospital Finance Authority (Health Revenue)	6.25	10-1-2023	270,000	273,461

Wisconsin : 1.76%

Wisconsin HEFA (Health Revenue)	6.88	12-1-2023	200,000	199,996

Total Municipal Obligations (Cost $11,585,198)				11,198,808

	Yield		Shares

Short-Term Investments : 2.39%

Investment Companies : 2.39%

Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (u)(l)	0.01		272,694	272,694

Total Short-Term Investments (Cost $272,694)				272,694

Total investments in securities (Cost $11,857,892)*	100.66%			11,471,502

Other assets and liabilities, net	(0.66)			(74,984)

Total net assets	100.00%			$11,396,518

¤	Security issued in zero coupon form with no periodic interest payments.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments.
(u)	Rate shown is the 7-day annualized yield at period end.

3

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund

(l)	Investment in an affiliate
*	Cost for federal income tax purposes is $11,857,892 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$95,446
Gross unrealized depreciation	(481,836)

Net unrealized depreciation	$(386,390)

4

Wells Fargo Advantage High Yield Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$11,198,808	$0	$11,198,808

Short-term investments

Investment companies	272,694	0	0	272,694

	$272,694	$11,198,808	$0	$11,471,502

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 99.21%

Alabama : 0.65%

Alabama Public School & College Authority Capital Improvement (Tax Revenue)	5.00%	12-1-2017	$2,640,000	$3,044,501
Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11-1-2013	6,000,000	6,019,200
Mobile AL Industrial Development Board Alabama Power Company Series C (IDR) ±	5.00	6-1-2034	3,000,000	3,182,340

				12,246,041

Alaska : 0.21%

Alaska Energy Authority Bradley Lake Fourth Series (Utilities Revenue, AGM Insured)	6.00	7-1-2015	350,000	382,904
Alaska Railroad Corporation Series A (Miscellaneous Revenue, National Insured)	5.00	8-1-2020	3,245,000	3,607,661

				3,990,565

Arizona : 1.25%

Arizona School Facilities Board State School Trust (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2018	3,550,000	3,963,078
Arizona Sports & Tourism Authority Series A (Tax Revenue)	4.00	7-1-2020	1,365,000	1,472,972
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2021	795,000	906,904
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2022	1,000,000	1,143,010
Greater Arizona Development Authority Infrastructure Pinal County Road Project Series 1 (Miscellaneous Revenue, National Insured)	4.50	8-1-2023	2,755,000	2,934,047
Phoenix AZ Civic Improvement Corporation Series A (Airport Revenue)	5.00	7-1-2029	5,000,000	5,179,200
Pima County AZ IDA Series A (Education Revenue)	7.00	7-1-2021	775,000	802,970
Pima County AZ IDA Series A (Education Revenue)	7.75	7-1-2035	1,000,000	1,038,080
Pima County AZ Series A (Water & Sewer Revenue)	5.00	7-1-2022	500,000	581,700
Pinal County AZ Electrical District # 4 (Utilities Revenue)	4.75	12-1-2015	915,000	975,793
Salt Verde AZ Financial Corporation Project (Utilities Revenue)	5.25	12-1-2026	2,000,000	2,107,040
Tempe AZ Series A (GO)	4.00	7-1-2019	2,160,000	2,422,397
Verrado AZ Community Facilities District #1 (GO)	4.85	7-15-2014	100,000	101,124

				23,628,315

Arkansas : 0.01%

Rogers AR Capital Improvement (GO, Syncora Guarantee Incorporated Insured)	4.25	3-1-2031	180,000	177,377

California : 17.15%

Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	5,470,000	4,766,667
Alhambra CA Police Facilities (Miscellaneous Revenue, Ambac Insured) ##	6.75	9-1-2023	7,360,000	8,305,613
California (GO)	5.25	3-1-2024	5,000,000	5,696,750
California (GO)	5.25	3-1-2030	1,440,000	1,545,192
California (GO)	6.00	3-1-2033	2,510,000	2,897,519
California DWR Power Supply (Utilities Revenue)	5.00	5-1-2021	1,500,000	1,731,285
California DWR Power Supply Project Series L (Utilities Revenue)	5.00	5-1-2019	5,000,000	5,896,350
California DWR Power Supply Sub Series F-5 (Utilities Revenue)	5.00	5-1-2022	7,135,000	8,194,119
California Infrastructure & Economic Development Bank California Independent System Operator Series A (Utilities Revenue)	5.25	2-1-2024	1,800,000	1,890,180
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	2,570,000	2,829,750
California Public Works Board Regents University of California Series G (Miscellaneous Revenue)	5.00	12-1-2030	12,110,000	13,024,911
California Public Works Board Series D (Miscellaneous Revenue)	5.25	12-1-2026	5,000,000	5,517,700
California Public Works Board University of California Institute Project C (Miscellaneous Revenue)	5.00	4-1-2030	1,350,000	1,401,921
California Public Works Board University of California Research Project Series L (Education Revenue, National Insured)	5.25	11-1-2028	1,890,000	2,012,189

1

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

California Public Works Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25%	4-1-2034	$2,750,000	$3,122,268
California Statewide CDA Series A (Education Revenue)	6.90	8-1-2031	1,915,000	1,977,582
California Statewide CDA Series C (Health Revenue)	5.25	8-15-2031	3,000,000	3,155,790
California Various Purposes (GO)	6.00	4-1-2038	7,000,000	7,974,190
Cerritos CA Community College District Series D (GO) ¤	0.00	8-1-2025	1,800,000	1,091,574
Colton CA Public Financing Authority Series A (Utilities Revenue)	5.00	4-1-2022	1,000,000	1,128,940
Colton CA Unified School District (GO, AGM Insured)	5.00	8-1-2025	1,000,000	1,118,580
Colton CA Unified School District CAB Election of 2008 Project Series B (GO, AGM Insured) ¤	0.00	8-1-2030	125,000	50,803
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2029	1,565,000	625,092
Compton CA Community College District Series C (GO) ¤	0.00	8-1-2031	2,400,000	839,040
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2025	1,065,000	609,574
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2026	1,250,000	669,038
Emery CA Unified School District CAB Election of 2010 Series A (GO, AGM Insured)	6.25	8-1-2031	4,500,000	5,108,625
Foothill Eastern Transportation Corridor Agency Toll Road Revenue (Transportation Revenue, National Insured) ¤	0.00	1-15-2025	18,000,000	8,789,580
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Miscellaneous Revenue)	5.00	6-1-2030	1,000,000	1,023,030
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Tobacco Revenue, AGC Insured)	5.00	6-1-2045	5,000,000	4,944,750
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Tobacco Revenue)	5.00	6-1-2045	4,530,000	4,376,071
Jurupa CA Unified School District (GO, AGM Insured)	5.00	8-1-2021	1,795,000	2,070,963
Los Angeles CA Department of Airports Series A (Airport Revenue)	4.00	5-15-2019	2,000,000	2,240,940
Los Angeles CA Harbor Department Series C (Airport Revenue)	5.00	8-1-2021	3,000,000	3,538,470
Los Angeles CA Harbor Department Series C (Airport Revenue)	5.25	8-1-2023	7,725,000	8,914,650
Los Angeles CA Metropolitan Transportation Authority Series A (Tax Revenue, Ambac Insured)	5.00	7-1-2035	1,750,000	1,829,748
Los Angeles CA Municipal Improvement Corporation Series C (Miscellaneous Revenue)	4.50	9-1-2019	1,925,000	2,149,782
Los Angeles CA Municipal Improvement Corporation Series C (Miscellaneous Revenue)	5.00	9-1-2018	2,380,000	2,707,298
Los Angeles CA Schools Regionalized Business Services Project Series A (Miscellaneous Revenue, Ambac Insured) ¤	0.00	8-1-2015	1,100,000	1,032,702
M-S-R Energy Authority California Gas Series B (Utilities Revenue)	7.00	11-1-2034	2,000,000	2,428,600
M-S-R Energy Authority California Gas Series C (Utilities Revenue)	7.00	11-1-2034	5,000,000	6,071,500
New Haven CA Unified School District CAB Project (GO, AGM Insured) ¤	0.00	8-1-2033	5,590,000	1,890,818
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.81	7-1-2019	10,500,000	9,668,610
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.90	7-1-2027	14,000,000	11,649,400
Northern California Power Agency Series A (Utilities Revenue)	5.25	8-1-2023	5,150,000	5,716,655
Northern Humboldt CA High School District Election of 2010 Series A (GO)	6.50	8-1-2034	1,145,000	1,283,488
Oakland CA Unified School District Alameda County Election of 2006 Project Series A (GO)	6.50	8-1-2020	1,730,000	2,008,478
Oakland CA Unified School District Alameda County Election of 2012 (GO)	6.25	8-1-2028	2,000,000	2,143,540
Oakland CA Unified School District Alameda County Election of 2012 (GO)	6.25	8-1-2030	2,000,000	2,108,580
Oakland CA Unified School District Alameda County Series A (GO)	6.25	8-1-2019	1,210,000	1,405,234
Palo Alto CA Import Bond Act 1915 (Miscellaneous Revenue)	4.00	9-2-2023	1,635,000	1,629,654
Pasadena CA PFA Rose Bowl Renovation Series A (Miscellaneous Revenue)	5.00	3-1-2021	1,655,000	1,915,282
Patterson CA Unified School District CAB Election of 2008 Project Series B (GO, AGM Insured) ¤	0.00	8-1-2033	3,000,000	1,006,950
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2023	3,045,000	3,499,649
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2024	3,000,000	3,393,330
Pomona CA Unified School District Series B (GO, AGM Insured)	4.00	8-1-2021	1,000,000	1,082,370

2

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Pomona CA Unified School District Series B (GO, AGM Insured)	5.00%	8-1-2022	$1,000,000	$1,150,920
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	2,000,000	2,239,980
Rio Hondo CA Community College District (GO) ¤	0.00	8-1-2030	2,465,000	1,033,525
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2015	1,000,000	1,054,600
Sacramento CA Airport Series B (Airport Revenue)	5.00	7-1-2023	1,000,000	1,111,210
Sacramento CA Area Flood Control Agency (Miscellaneous Revenue)	5.00	10-1-2037	1,750,000	1,816,483
Sacramento CA Area Flood Control Agency (Miscellaneous Revenue)	5.25	10-1-2032	1,830,000	1,986,923
Sacramento CA Municipal Utility District Series B (Utilities Revenue)	5.00	8-15-2030	1,075,000	1,150,164
Sacramento CA PFOTER Series 3934 (Water & Sewer Revenue, FGIC Insured, Dexia Credit Local LIQ) ø	0.40	12-1-2035	4,995,000	4,995,000
Sacramento CA Regional Transportation District (Transportation Revenue)	5.00	3-1-2025	1,330,000	1,418,671
Sacramento County CA Airport Systems (Airport Revenue)	5.00	7-1-2025	2,000,000	2,173,340
San Diego CA Community College District Election of 2012 (GO)	5.00	8-1-2032	3,095,000	3,368,134
San Diego CA PFFA Series B (Water & Sewer Revenue)	5.00	5-15-2021	2,170,000	2,477,402
San Diego CA Unified School District Election of 1998 Series E-2 (GO, AGM Insured)	5.50	7-1-2027	5,000,000	5,951,100
San Francisco CA Bay Area Toll Authority Series A (Transportation Revenue) ±	1.32	4-1-2036	20,000,000	19,610,200
San Gorgonio CA Memorial Healthcare District (GO)	7.00	8-1-2029	2,000,000	2,289,440
San Jose CA Libraries & Parks Project (GO)	5.13	9-1-2031	6,110,000	6,127,963
San Jose CA Redevelopment Agency Series A-1 (Tax Revenue)	5.50	8-1-2030	1,355,000	1,384,282
Santa Ana CA Financing Authority Police Administration & Holding Facilities Project Series A (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	1,000,000	1,146,030
Southern California Public Power Authority Milford Wind Corridor Project # 1 (Utilities Revenue)	5.00	7-1-2024	5,000,000	5,638,350
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	3,280,000	3,475,980
Southern California Public Power Authority Southern Transmission Project Series S (Utilities Revenue)	5.75	7-1-2024	2,000,000	2,342,640
Stockton CA Unified School District (GO, AGM Insured)	5.00	8-1-2021	1,165,000	1,258,421
Stockton CA Unified School District (GO, AGM Insured)	5.00	8-1-2023	2,520,000	2,700,306
Sylvan CA Unified School District CAB Election of 2006 (GO, AGM Insured) ¤	0.00	8-1-2031	2,590,000	997,798
Sylvan CA Unified School District CAB Election of 2006 (GO, AGM Insured) ¤	0.00	8-1-2032	2,800,000	1,009,512
Tuolumne CA Wind Project Authority Series A (Utilities Revenue)	5.25	1-1-2024	5,115,000	5,757,546
Tustin CA Unified School District #88-1 Election of 2008 Series B (GO)	6.00	8-1-2036	2,500,000	2,849,575
University of California General Revenues Series Q (Education Revenue)	5.25	5-15-2024	2,155,000	2,464,717
University of California Limited Project Series G (Health Revenue)	5.25	5-15-2030	17,575,000	19,212,111
University of California Medical Center Series J (Education Revenue)	5.00	5-15-2032	1,850,000	1,986,530
University of California Revenue General Series AI (Education Revenue) %%	5.00	5-15-2038	3,500,000	3,688,440
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2016	300,000	327,693
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2018	445,000	497,737
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2019	905,000	1,010,342
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2020	1,300,000	1,377,350
Washington Township CA Health Care District Series A (Health Revenue)	5.13	7-1-2017	260,000	288,980
West Basin CA Municipal Water District COP Refunding Bond Series B (Water & Sewer Revenue, AGM Insured)	5.00	8-1-2022	2,560,000	2,883,123
West Contra Costa CA University (GO, AGM Insured) ¤	0.00	8-1-2026	4,620,000	2,477,198
West Contra Costa CA University (GO, AGM Insured)	5.25	8-1-2023	2,450,000	2,770,191

				323,201,271

Colorado : 0.43%

Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	900,000	930,303

3

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)

Colorado Health Facilities Authority Catholic Health Initiatives Series D2 Prerefunded Balance (Health Revenue) ±	5.25%	10-1-2038	$125,000	$125,734
Colorado Public Authority for Energy Natural Gas Purchase Project (Utilities Revenue)	5.75	11-15-2018	1,730,000	1,926,320
Denver CO City & County Series A (Tax Revenue, AGM Insured)	6.00	9-1-2023	2,800,000	3,289,048
North Range CO Metropolitan District # 1 (GO, ACA Insured)	5.00	12-15-2015	250,000	252,740
Public Authority for Colorado Energy (Utilities Revenue)	6.13	11-15-2023	1,300,000	1,504,594

				8,028,739

Connecticut : 1.18%

Connecticut Securities Industry & Financial Markets Association Series A (Miscellaneous Revenue) ±	1.06	3-1-2025	2,400,000	2,337,192
Connecticut Series A (Miscellaneous Revenue) ±	0.92	3-1-2022	3,000,000	2,936,970
Connecticut Series A (Miscellaneous Revenue) ±	0.97	3-1-2023	3,000,000	2,941,080
Connecticut Series A (Miscellaneous Revenue) ±	1.02	3-1-2024	2,000,000	1,954,480
Connecticut Series A (Miscellaneous Revenue) ±	1.17	4-15-2019	2,300,000	2,329,601
Connecticut Series A (Miscellaneous Revenue) ±	1.32	4-15-2020	3,300,000	3,381,774
Hamden CT (GO)	4.00	8-15-2020	1,235,000	1,306,889
Hamden CT (GO)	4.00	8-15-2021	1,235,000	1,294,453
Hamden CT (GO, AGM Insured)	5.00	8-15-2020	1,300,000	1,457,443
Hamden CT (GO, AGM Insured)	5.00	8-15-2021	1,000,000	1,114,960
Hamden CT (GO, AGM Insured)	5.00	8-15-2022	1,000,000	1,109,350

				22,164,192

District of Columbia : 1.03%

District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2022	500,000	583,690
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2023	1,000,000	1,147,080
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2024	1,675,000	1,899,802
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2025	3,520,000	3,941,907
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2026	2,000,000	2,206,240
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.25	12-1-2025	2,630,000	2,947,336
District of Columbia Howard University Series A (Education Revenue)	5.75	10-1-2026	2,510,000	2,750,132
District of Columbia Medical Association of Colleges Series A (Miscellaneous Revenue)	5.00	10-1-2025	500,000	548,235
District of Columbia Medical Association of Colleges Series B (Miscellaneous Revenue)	5.00	10-1-2024	3,095,000	3,355,847

				19,380,269

Florida : 6.26%

Boynton Beach FL Utilities Systems (Water & Sewer Revenue, National Insured)	5.50	11-1-2016	1,500,000	1,663,605
Broward County FL Professional Sports Facilities Project Series A (Tax Revenue, Ambac Insured)	5.00	9-1-2021	2,200,000	2,385,790
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.72	6-1-2014	4,000,000	4,033,840
Cityplace Florida Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2021	2,945,000	3,232,344
Daytona Beach FL Utility System (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2022	2,205,000	2,560,644
Escambia County FL School Board (Miscellaneous Revenue, National Insured)	5.00	2-1-2021	4,720,000	4,812,890
Florida Board of Governors Series A (Housing Revenue)	5.00	7-1-2026	2,275,000	2,402,787
Florida Board of Public Education Series A (Tax Revenue)	4.00	6-1-2021	1,000,000	1,089,360
Florida Development Finance Corporation Renaissance Charter School Series A (Education Revenue)	5.00	9-15-2020	2,735,000	2,686,153

4

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)

Florida HEFAR (Education Revenue)	4.00%	4-1-2021	$1,000,000	$1,039,640
Florida Municipal Loan Council (Tax Revenue, AGM Insured)	5.00	5-1-2022	1,000,000	1,122,520
Gulf Breeze FL Capital Funding Loan Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2017	1,665,000	1,862,702
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2016	1,000,000	1,074,890
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	1,000,000	1,079,970
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	5.50	12-1-2015	850,000	852,737
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.10	12-1-2020	3,000,000	3,200,010
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.20	12-1-2020	3,290,000	3,550,798
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured) ±	4.75	12-1-2015	355,000	355,834
JEA Electric System Revenue (Utilities Revenue)	5.00	10-1-2019	2,025,000	2,070,704
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2019	2,150,000	2,362,958
Miami-Dade County FL Aviation Series A (Airport Revenue)	5.50	10-1-2019	3,000,000	3,541,380
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	4-1-2016	1,000,000	1,096,770
Miami-Dade County FL Expressway Authority Toll System Revenue Series DCL-2012-006 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ±144A	0.79	3-8-2030	21,000,000	21,000,000
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2019	3,440,000	3,778,806
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2020	3,600,000	3,942,468
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	4-1-2021	2,485,000	2,701,841
Miami-Dade County FL Special Obligation Series A (Tax Revenue)	5.00	10-1-2023	700,000	785,078
Miami-Dade County FL Special Obligation Series A (Tax Revenue)	5.00	10-1-2025	2,250,000	2,443,500
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue, BHAC Insured)	5.00	10-1-2024	2,950,000	3,309,635
Miami-Dade County FL Water & Sewer Series C (Water & Sewer Revenue)	5.25	10-1-2022	3,000,000	3,424,980
North Brevard County FL Hospital District Parrish Medical Center Project (Health Revenue)	4.75	10-1-2013	865,000	865,095
North Brevard County FL Hospital District Parrish Medical Center Project (Health Revenue)	5.00	10-1-2015	930,000	995,788
Orange County FL School Board Certificates Partner Series A (Miscellaneous Revenue, National Insured)	5.00	8-1-2016	1,000,000	1,111,760
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.50	8-1-2029	10,000,000	10,000,000
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, Ambac Insured) ±	5.35	3-15-2042	7,460,000	8,529,689
Seminole County FL School Board COP (Miscellaneous Revenue, Ambac Insured)	5.50	7-1-2014	1,180,000	1,223,990
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2016	1,015,000	1,116,084
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2017	900,000	1,005,480
University of North Florida Financing Corporation Housing Project (Miscellaneous Revenue, National Insured)	5.00	11-1-2016	2,315,000	2,555,691
University of South Florida Financing Corporation COP Master Lease Series A (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2018	1,000,000	1,049,810

				117,918,021

Georgia : 0.90%

Georgia Environmental Loan Acquisition Corporation Local Water Authority Loan Project (Miscellaneous Revenue)	4.00	3-15-2021	2,185,000	2,193,259
Georgia Municipal Electric Authority Power Revenue Prerefunded Balance (Utilities Revenue, National Insured)	6.50	1-1-2017	10,000	10,160
Georgia Municipal Electric Authority Power Revenue Unrefunded Balance (Utilities Revenue, National Insured)	6.50	1-1-2017	75,000	81,428
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2017	2,500,000	2,810,200

5

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Georgia (continued)

Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00%	10-1-2019	$5,000,000	$5,713,700
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.00	3-15-2022	1,250,000	1,359,000
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2022	1,000,000	1,111,990
Private Colleges & Universities Authority of Georgia Series A (Education Revenue)	5.00	10-1-2021	3,330,000	3,651,045

				16,930,782

Guam : 0.40%

Guam Education Financing Foundation COP Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-2015	1,000,000	1,024,870
Guam Education Financing Foundation COP Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-2017	2,195,000	2,244,058
Guam Government Limited Obligation Revenue Section 30 Series A (Miscellaneous Revenue)	5.00	12-1-2014	1,635,000	1,703,654
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2022	1,000,000	1,037,430
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2023	1,500,000	1,521,945

				7,531,957

Idaho : 0.17%

University of Idaho Series 2011 (Education Revenue) ±	5.25	4-1-2041	2,910,000	3,267,028

Illinois : 16.44%

Champaign Coles Counties IL Community College District # 505 Series A (GO)	4.00	12-1-2018	1,015,000	1,115,850
Chicago IL Board of Education (GO)	5.00	12-1-2031	4,860,000	4,577,342
Chicago IL Board of Education (GO, National/FGIC Insured)	5.25	12-1-2023	5,125,000	5,384,274
Chicago IL Board of Education Benito Juarez Community Academy Series G (GO, National Insured)	6.00	12-1-2022	1,630,000	1,694,776
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2021	1,000,000	673,040
Chicago IL Board of Education Series A (GO, National Insured) ¤	0.00	12-1-2018	10,850,000	8,973,601
Chicago IL Board of Education Series A3 (GO) ±	0.90	3-1-2036	10,000,000	10,045,100
Chicago IL Board of Education Series B (GO, Ambac Insured)	5.00	12-1-2021	7,685,000	7,816,490
Chicago IL Board of Education Series C (GO)	5.25	12-1-2023	9,980,000	10,265,528
Chicago IL CAB Project (GO, National Insured) ø	5.44	1-1-2018	1,725,000	1,848,907
Chicago IL Metropolitan Reclamation Series B (GO)	5.00	12-1-2025	2,500,000	2,730,425
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2030	2,610,000	2,631,794
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2031	3,335,000	3,353,042
Chicago IL O’Hare International Airport Third Lien Series C (Airport Revenue, AGM Insured)	5.25	1-1-2025	4,075,000	4,375,042
Chicago IL O’Hare International Airport Third Lien Series F (Airport Revenue)	4.25	1-1-2021	735,000	774,550
Chicago IL Park District (GO)	5.00	1-1-2036	1,500,000	1,518,090
Chicago IL Park District Series A (GO, National Insured)	5.00	1-1-2026	2,140,000	2,272,980
Chicago IL Public Building Commission School Reform (Miscellaneous Revenue, National Insured)	5.25	12-1-2017	3,555,000	3,985,297
Chicago IL Series A (GO, Ambac Insured)	5.00	1-1-2019	1,500,000	1,588,905
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2026	3,535,000	3,593,540
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2030	2,000,000	1,984,460
Chicago IL Series A (GO)	5.25	1-1-2023	3,510,000	3,624,321
Chicago IL Series A (GO)	5.25	1-1-2028	1,750,000	1,753,150
Chicago IL Series A Prerefunded Balance (GO, National Insured) ±	5.65	1-1-2028	555,000	623,226
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2024	1,000,000	1,013,490
Chicago IL Series C (GO)	4.00	1-1-2020	1,300,000	1,332,487
Chicago IL Series C (GO)	5.00	1-1-2024	3,695,000	3,763,025
Chicago IL Series C (GO)	5.00	1-1-2034	5,000,000	4,725,700
Chicago IL Transit Authority Capital Grant Receipts Series A (Transportation Revenue, AGM Insured)	6.00	6-1-2024	2,000,000	2,187,700

6

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Chicago IL Transit Authority Sales (Tax Revenue)	5.25%	12-1-2027	$2,600,000	$2,776,176
Chicago IL Transit Authority Sales Tax Receipts Series A (Tax Revenue)	5.00	12-1-2018	1,135,000	1,293,900
Chicago IL Waste Water Transmission 2nd Lien (Water & Sewer Revenue)	5.00	1-1-2029	4,060,000	4,067,836
Chicago IL Waste Water Transmission 2nd Lien (Water & Sewer Revenue)	5.00	1-1-2030	4,000,000	3,968,920
Cook County IL Series A (GO)	5.25	11-15-2022	1,240,000	1,375,346
Du Page Cook & Will Counties IL Community College District #502 Series A (GO)	5.00	6-1-2022	2,650,000	3,074,583
Du Page County IL (Transportation Revenue, AGM Insured)	5.00	1-1-2017	2,020,000	2,149,785
Du Page County IL High School District (GO, AGM Insured)	5.00	1-1-2021	1,000,000	1,103,970
Elk Grove Village IL (GO)	4.00	1-1-2022	1,250,000	1,354,050
Homer Glen Village IL Series A (GO)	4.00	12-1-2019	1,000,000	1,081,460
Homer Glen Village IL Series A (GO)	5.00	12-1-2021	1,015,000	1,129,462
Huntley IL Special Service Area # 9 (Tax Revenue, AGM Insured)	4.60	3-1-2017	1,140,000	1,203,407
Illinois (GO)	4.75	4-1-2020	2,650,000	2,803,594
Illinois (GO, AGM Insured)	5.00	9-1-2016	585,000	621,516
Illinois (GO, Ambac Insured)	5.00	4-1-2020	3,000,000	3,088,410
Illinois (GO, AGM Insured)	5.00	1-1-2023	2,450,000	2,558,021
Illinois (Miscellaneous Revenue)	5.00	7-1-2023	5,000,000	5,268,100
Illinois (Tax Revenue)	5.00	6-15-2024	4,000,000	4,488,440
Illinois Education Facilities Authority (Miscellaneous Revenue) ±	3.40	11-1-2036	1,275,000	1,335,040
Illinois Education Facilities Authority (Education Revenue, Syncora Guarantee Incorporated Insured)	4.75	12-1-2023	2,295,000	2,309,849
Illinois Education Facilities Authority Field Museum (Miscellaneous Revenue) ±	4.13	11-1-2036	4,560,000	4,903,277
Illinois Finance Authority Community Rehabilitation Series A (Health Revenue)	4.95	7-1-2014	305,000	304,009
Illinois Finance Authority DePaul University Series A (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	10-1-2019	1,550,000	1,629,980
Illinois Finance Authority East St. Louis Project (Miscellaneous Revenue, XLCA Insured)	5.00	11-15-2013	645,000	646,890
Illinois Finance Authority Revenue (Education Revenue)	5.00	10-1-2023	1,000,000	1,125,670
Illinois Finance Authority Student Housing Illinois State University Project (Education Revenue)	5.50	4-1-2021	4,585,000	4,738,552
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	5.00	3-1-2034	1,750,000	1,788,535
Illinois Health Facilities Authority Mercy Hospital & Medical Center (Health Revenue)	10.00	1-1-2015	260,000	277,641
Illinois Municipal Electric Agency Power Supply (Utilities Revenue, National Insured)	5.00	2-1-2023	1,000,000	1,077,520
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National/FGIC Insured)	5.25	2-1-2023	1,100,000	1,188,528
Illinois Prerefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	1,800,000	1,800,234
Illinois Refunded Balance (Tax Revenue)	5.00	6-15-2018	175,000	203,956
Illinois Refunded Balance (Tax Revenue)	5.00	6-15-2018	825,000	942,604
Illinois Regional Transportation Authority (Tax Revenue, AGM Insured)	5.75	6-1-2018	6,790,000	7,927,936
Illinois Regional Transportation Authority (Tax Revenue, National/FHA Insured)	6.50	7-1-2026	7,815,000	9,636,520
Illinois Sales Tax Revenue (Tax Revenue)	5.00	6-15-2023	16,800,000	19,143,096
Illinois Series 2012 (Miscellaneous Revenue)	5.00	8-1-2019	5,125,000	5,654,720
Illinois Series A (Miscellaneous Revenue, National Insured)	5.00	3-1-2016	2,705,000	2,758,316
Illinois Series A (Miscellaneous Revenue, National Insured)	5.25	10-1-2015	1,355,000	1,360,149
Illinois Series B (Miscellaneous Revenue, DEPFA Bank plc SPA) ø	2.00	10-1-2033	21,485,000	21,485,000
Illinois Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-2024	4,650,000	5,062,548
Illinois Toll Highway Authority Series A-1 (Transportation Revenue)	5.25	1-1-2026	3,500,000	3,804,220
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, PNC Bank NA SPA) ø	0.20	1-1-2031	7,600,000	7,600,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured) ø	0.50	1-1-2016	10,000,000	10,000,000
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	3,200,000	3,211,584
Kane Cook & Du Page Counties IL School District #46 (GO)	4.50	1-1-2024	4,270,000	4,551,478
Kane County IL School District #129 (GO, National Insured)	5.00	2-1-2018	1,750,000	1,825,793

7

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Kane McHenry Cook & DeKalb Counties IL Unified School District (GO, Ambac Insured)	5.00%	1-1-2024	$2,000,000	$2,163,240
Kendall Kane & Will Counties IL Unified School District Series A (GO)	5.00	2-1-2023	1,000,000	1,118,890
Mchenry & Kane Counties IL Community Consolidated School District (GO)	5.63	1-15-2031	2,000,000	2,142,700
Northern IIlinois Municipal Power Agency Prairie State Project Series A (Utilities Revenue, National Insured)	5.00	1-1-2021	2,740,000	2,983,422
Northern Illinois University Auxiliary Facilities Revenue (Education Revenue, AGM Insured)	5.00	4-1-2019	1,000,000	1,115,690
Schaumburg IL Series A (GO) ##	4.00	12-1-2022	1,575,000	1,720,625
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	1,975,000	1,549,151
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2022	3,600,000	3,736,080
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2023	1,560,000	1,613,992
Tazewell County IL School District #51 (GO, National Insured)	9.00	12-1-2017	455,000	575,357
Tazewell County IL School District #51 (GO, National Insured)	9.00	12-1-2018	535,000	697,972
University of Illinois Auxiliary Facilities Systems (Education Revenue) ¤	0.00	4-1-2020	8,270,000	6,698,452
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, Ambac Insured)	5.50	4-1-2024	1,000,000	1,183,450
University of Illinois Board of Trustees Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2020	2,000,000	2,180,540
Will County IL Community Unified School District CAB (GO, National Insured) ¤	0.00	11-1-2018	9,730,000	8,445,154

				309,851,468

Indiana : 2.31%

Hammond IN Multi-School Building Corporation First Mortgage (Miscellaneous Revenue, National Insured)	5.00	7-15-2014	100,000	103,718
Indiana Bond Bank (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2022	1,545,000	1,779,129
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	4.00	8-1-2017	1,000,000	1,091,640
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	5.00	8-1-2016	1,340,000	1,480,941
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.00	10-15-2017	5,410,000	6,039,129
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.25	10-15-2016	600,000	669,240
Indiana Finance Authority HEFA Ascension Health Series B3 (Health Revenue) ±	2.09	11-15-2031	15,000,000	15,279,900
Indiana Finance Authority Parkview Health System Series A (Health Revenue)	5.50	5-1-2024	4,500,000	4,888,710
Jasper County IN PCR Northern Series A (IDR, National Insured)	5.60	11-1-2016	5,900,000	6,520,267
Jeffersonville IN Building Corporation First Mortgage Series C (Miscellaneous Revenue)	4.25	8-15-2017	800,000	854,176
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2022	925,000	1,012,940
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2023	665,000	718,632
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2026	750,000	780,150
Mount Vernon IN School Building Corporation Prerefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	265,000	306,772
Mount Vernon IN School Building Corporation Unrefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	735,000	818,224
University of Southern Indiana Student Fee Series J (Education Revenue, AGM Insured)	5.00	10-1-2019	1,000,000	1,150,120

				43,493,688

Iowa : 0.88%

Iowa Finance Authority Midwestern Disaster Area Revenue Fertilizer Company Project (IDR)	5.50	12-1-2022	6,000,000	5,782,020
Iowa Finance Authority PCFA Interstate Power (IDR, FGIC Insured)	5.00	7-1-2014	1,500,000	1,548,795
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2017	3,000,000	3,323,370
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2018	5,285,000	5,887,754

				16,541,939

8

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Kansas : 0.36%

Johnson County KS Unified School District (GO)	5.00%	10-1-2026	$1,295,000	$1,420,045
Kansas Development Finance Authority Health Facilities (Health Revenue)	5.00	11-15-2021	1,300,000	1,450,826
Kansas Development Finance Authority Health Facilities (Health Revenue)	5.25	11-15-2030	3,550,000	3,652,666
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	9-1-2014	305,000	285,224

				6,808,761

Kentucky : 0.41%

Kentucky Property & Buildings Commission Series A Project # 95 (GO)	5.00	8-1-2019	1,265,000	1,477,153
University of Kentucky COP Master Street Lease # 4 (Miscellaneous Revenue)	4.45	6-18-2018	5,720,075	6,188,664

				7,665,817

Louisiana : 1.59%

Ascension Parish Louisiana IDA Incorporated (Miscellaneous Revenue)	6.00	7-1-2036	4,000,000	3,666,200
DeSoto Parish LA PCR Southwestern Electrical Power (Utilities Revenue) ±	3.25	1-1-2019	5,000,000	5,107,700
Louisiana Correctional Facilities Corporation (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2019	1,000,000	1,149,390
Louisiana Local Government Environmental Facilities & CDA (Housing Revenue, FNMA Insured, FNMA LIQ) ±	4.25	4-15-2039	1,270,000	1,324,496
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	7-1-2014	200,000	205,700
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	7-1-2016	100,000	108,499
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	7-1-2017	150,000	164,822
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.00	7-1-2015	505,000	525,190
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.25	7-1-2017	55,000	58,784
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFG Insured)	5.00	7-1-2014	100,000	101,003
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFG Insured)	5.00	7-1-2016	740,000	753,845
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFG Insured)	5.00	7-1-2019	1,465,000	1,469,747
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFG Insured)	5.00	7-1-2020	500,000	495,445
New Orleans LA Public Improvement Series A (GO, Radian Insured)	5.00	12-1-2016	1,365,000	1,518,249
New Orleans LA Public Improvement Series A (GO, Radian Insured)	5.00	12-1-2017	630,000	709,928
New Orleans LA Sewer Service (Water & Sewer Revenue, National Insured)	5.00	6-1-2016	400,000	401,044
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	5.50	6-1-2016	690,000	759,490
New Orleans LA Sewer Service (GO, FGIC Insured)	5.50	12-1-2016	1,350,000	1,522,868
New Orleans LA Sewer Service (Water & Sewer Revenue, FGIC Insured)	5.50	6-1-2020	740,000	741,754
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	5.63	6-1-2017	590,000	664,930
St. Bernard Parish LA (Tax Revenue)	4.00	3-1-2023	3,405,000	3,513,075
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (IDR) ø	0.35	11-1-2040	5,000,000	5,000,000

				29,962,159

Maryland : 0.03%

Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	500,000	498,005

9

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Massachusetts : 2.27%

Massachusetts Development Finance Agency Lasell College (Education Revenue)	5.00%	7-1-2021	$2,820,000	$2,970,673
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.50	4-15-2019	1,050,000	1,157,373
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.55	4-15-2020	615,000	679,661
Massachusetts Educational Financing Authority Issue I (Education Revenue)	5.50	1-1-2018	2,000,000	2,244,860
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	5.50	1-1-2017	2,000,000	2,227,340
Massachusetts HEFA Series G-6 (Health Revenue) ±	0.95	7-1-2038	14,000,000	13,940,640
Massachusetts HFA Series 125 (Tax Revenue, AGM Insured)	5.25	8-1-2025	5,000,000	5,670,200
Massachusetts Series B (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø	0.22	11-1-2026	13,870,000	13,870,000

				42,760,747

Michigan : 6.63%

Clinton MI Township Building Authority (Miscellaneous Revenue, Ambac Insured)	5.50	11-1-2017	5,240,000	5,616,546
Detroit MI City School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	595,000	651,228
Detroit MI City School District (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2019	8,000,000	8,256,000
Detroit MI City School District (GO, FGIC/Qualified School Board Loan Fund Insured)	6.00	5-1-2021	2,205,000	2,570,589
Detroit MI District Aid (GO)	5.00	11-1-2014	1,000,000	1,026,490
Detroit MI District Aid (GO)	5.00	11-1-2018	3,000,000	3,149,820
Detroit MI District Aid (GO)	5.00	11-1-2019	1,500,000	1,566,510
Detroit MI District Aid (GO)	5.00	11-1-2020	2,700,000	2,801,979
Detroit MI Series A-1 (GO, National Insured)	5.00	4-1-2019	100,000	91,011
Detroit MI Sewage Disposal Senior Lien Series A-1 (Water & Sewer Revenue, AGM Insured)	5.50	7-1-2017	3,130,000	3,175,635
Detroit MI Sewer Disposal System Authority Series A (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2019	2,745,000	2,774,756
Detroit MI Sewer Disposal System Authority Series A (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2021	2,610,000	2,632,942
Detroit MI Sewer Disposal System Authority Series A (Water & Sewer Revenue, AGM/National Insured) ±	5.25	7-1-2022	1,885,000	1,887,375
Detroit MI Sewer Disposal System Refunding Balance Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.50	7-1-2033	10,000,000	10,724,400
Detroit MI Water & Sewage Department Disposal System Series A (Water & Sewer Revenue)	5.25	7-1-2027	2,250,000	2,144,880
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2015	1,050,000	1,061,456
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2020	4,000,000	3,964,720
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2021	3,000,000	2,972,250
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2022	1,500,000	1,458,465
Detroit MI Water Supply System Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	2,000,000	1,984,040
Eaton Rapids MI Public Schools (GO, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	1,450,000	1,552,863
Eaton Rapids MI Public Schools (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,785,000	2,020,281
Flint MI International Academy (Education Revenue)	5.38	10-1-2022	2,270,000	2,284,188
Flint MI International Academy (Education Revenue)	5.50	10-1-2027	1,985,000	1,932,139
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	360,000	370,508
Hazel Park MI School District (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,160,000	1,308,306
Kent County MI (GO)	5.00	1-1-2025	1,000,000	1,075,330
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2024	1,750,000	1,927,695

10

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)

Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00%	5-1-2025	$1,750,000	$1,908,568
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2026	1,930,000	2,087,141
Michigan Comprehensive Transportation Program (Tax Revenue)	5.25	5-15-2017	2,750,000	3,107,335
Michigan Finance Authority (Miscellaneous Revenue)	5.00	6-1-2020	1,400,000	1,517,740
Michigan Finance Authority (Education Revenue)	5.00	2-1-2022	2,540,000	2,472,334
Michigan Finance Authority (Health Revenue)	5.00	11-15-2023	400,000	437,472
Michigan Finance Authority (Health Revenue)	5.00	11-15-2025	500,000	528,580
Michigan Finance Authority (Health Revenue)	5.00	11-15-2026	800,000	835,336
Michigan Finance Authority Local Government Loan Program Series C (Health Revenue)	5.00	11-1-2022	1,535,000	1,675,099
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	1,360,000	1,433,263
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.50	5-1-2016	100,000	103,830
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2018	1,075,000	1,119,484
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	1.01	5-1-2029	10,000,000	10,000,000
Michigan PFOTER Series 4714 (Miscellaneous Revenue, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.47	9-1-2024	10,765,000	10,765,000
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Miscellaneous Revenue)	5.60	11-1-2018	955,000	966,174
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue)	6.25	10-1-2023	860,000	808,280
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project (Miscellaneous Revenue)	5.25	10-15-2025	4,165,000	4,474,085
Wayne County MI Detroit School District School Building & Site Improvement Project Series A (GO, AGM/Qualified School Board Loan Fund Insured)	5.25	5-1-2030	3,000,000	3,023,040
Western MI University (Education Revenue) %%	5.25	11-15-2027	600,000	647,004
Western MI University (Education Revenue) %%	5.25	11-15-2029	1,000,000	1,053,740
Western MI University (Education Revenue, AGM Insured) %%	5.25	11-15-2033	750,000	779,213
Western Townships MI Utilities Authority (GO)	5.00	1-1-2017	1,500,000	1,668,060
Wyandotte MI Series A (Utilities Revenue, AGM Insured)	4.00	10-1-2016	500,000	538,780

				124,931,960

Minnesota : 0.66%

Minneapolis & St. Paul MN Metropolitan Airports Commission Series A (Airport Revenue, Ambac Insured)	5.00	1-1-2024	2,000,000	2,193,200
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National Insured)	5.00	1-1-2018	4,555,000	5,049,992
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, AGM Insured)	5.00	1-1-2016	1,365,000	1,495,631
St. Louis Park MN Nicollett Health Services Series C (Health Revenue)	5.50	7-1-2023	2,500,000	2,679,125
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.50	9-1-2018	400,000	410,152
St. Paul MN Port Authority Lease Revenue Freeman Office Building Series 2 (Miscellaneous Revenue)	5.00	12-1-2024	545,000	616,826

				12,444,926

Mississippi : 0.17%

Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.00	12-1-2023	1,145,000	1,393,568
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.75	12-1-2026	1,000,000	1,251,880
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.75	12-1-2029	500,000	610,060

				3,255,508

11

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Missouri : 0.28%

Kansas City MO Municipal Assistance Corporation Series B-1 (Miscellaneous Revenue, Ambac Insured) ¤	0.00%	4-15-2022	$3,540,000	$2,606,891
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	895,000	907,816
Maryland Heights MO South Heights Redevelopment Project A (Tax Revenue)	5.50	9-1-2018	795,000	820,146
Ozark MO COP Community Center Project (Miscellaneous Revenue)	4.50	9-1-2014	170,000	174,306
Ozark MO COP Community Center Project (Miscellaneous Revenue)	4.55	9-1-2016	225,000	229,561
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.00	7-1-2019	415,000	497,170

				5,235,890

Nebraska : 0.08%

Central Plains Energy Project Nebraska Project #3 (Utilities Revenue)	5.00	9-1-2027	1,000,000	996,890
Municipal Energy Agency of Nebraska Series A (Utilities Revenue, BHAC Insured)	5.00	4-1-2019	500,000	582,060

				1,578,950

Nevada : 1.88%

Clark County NV Airport Series C (Airport Revenue, AGM Insured)	5.00	7-1-2023	5,600,000	6,266,680
Clark County NV Airport Series D (Airport Revenue)	5.00	7-1-2024	2,750,000	3,006,383
Clark County NV Las Vegas McCarran International Airport Series A (Airport Revenue)	5.00	7-1-2016	3,000,000	3,323,700
Clark County NV Las Vegas McCarran International Airport Series A-2 (Airport Revenue, Ambac Insured)	5.00	7-1-2027	3,500,000	3,744,615
Clark County NV School District Series A (GO, National Insured)	5.00	6-15-2019	7,500,000	8,069,850
Clark County NV Special Improvement District # 121A (Miscellaneous Revenue, Ambac Insured)	4.25	12-1-2013	850,000	853,791
Clark County NV Water Reclamation District Series A (GO)	5.25	7-1-2038	2,880,000	3,163,766
Las Vegas NV New Convention & Visitors Authority Series E (Tax Revenue, AGM Insured)	4.20	7-1-2021	500,000	535,955
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2019	850,000	836,834
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2020	720,000	699,019
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2021	925,000	882,515
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.25	6-1-2024	200,000	185,976
Las Vegas Valley NV Water District Series C (GO)	5.00	6-1-2022	1,000,000	1,149,330
Reno NV Sparks Indian Governmental Colony (Miscellaneous Revenue, U.S. Bank NA LOC)	5.00	6-1-2021	2,580,000	2,670,584

				35,388,998

New Hampshire : 0.15%

New Hampshire HFA (Housing Revenue)	4.80	7-1-2028	2,750,000	2,859,038

New Jersey : 6.04%

Atlantic City NJ (GO)	5.00	11-1-2020	4,025,000	4,468,273

Atlantic City NJ (GO)	5.00	11-1-2021	3,220,000	3,557,810
Camden County NJ Import Authority Series A (Miscellaneous Revenue)	5.00	9-1-2021	1,455,000	1,682,387
Camden County NJ Import Authority Series A (Miscellaneous Revenue)	5.00	9-1-2022	1,245,000	1,440,664
East Orange NJ Capital Improvement Series A (GO, AGM Insured)	4.00	6-1-2022	1,890,000	2,010,903
East Orange NJ Capital Improvement Series A (GO, AGM Insured)	4.00	6-1-2023	1,965,000	2,053,189
Essex County NJ Import Authority Series A (Miscellaneous Revenue)	6.00	11-1-2025	5,000,000	5,459,950
New Jersey EDA (Tobacco Revenue)	5.00	6-15-2018	2,500,000	2,771,450
New Jersey EDA (Tobacco Revenue)	5.00	6-15-2021	2,500,000	2,741,375
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	2,860,000	3,224,993

12

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)

New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.67%	3-1-2028	$31,000,000	$29,400,710
New Jersey EDA School Facilities Construction Series I (Miscellaneous Revenue) ±	1.62	9-1-2027	8,175,000	7,772,054
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-2017	2,000,000	2,225,140
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-2019	9,810,000	10,973,564
New Jersey HEFAR Student Loan Series 1A (Education Revenue)	5.00	12-1-2016	2,100,000	2,339,925
New Jersey HEFAR Student Loan Series A (Education Revenue)	5.00	6-1-2016	500,000	547,510
New Jersey Housing & Mortgage Finance Agency Series AA (Housing Revenue)	5.25	10-1-2016	460,000	487,517
New Jersey Sports & Exposition Authority (Miscellaneous Revenue, National Insured)	5.50	3-1-2022	1,755,000	2,018,741
New Jersey Transportation Trust Authority Facilities Center Series A (Transportation Revenue, AGM Insured)	5.50	12-15-2022	8,010,000	9,530,458
New Jersey Transportation Trust Authority Series B (Transportation Revenue)	5.25	12-15-2020	8,305,000	9,742,097
New Jersey Transportation Trust Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.25	12-15-2023	1,010,000	1,176,155
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2027	2,500,000	2,685,500
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2028	1,750,000	1,857,503
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2029	1,285,000	1,346,102
Toms River NJ Board of Education (GO)	4.00	7-15-2022	1,000,000	1,090,820
Trenton NJ (GO, AGM Insured)	5.00	7-15-2020	1,000,000	1,144,960

				113,749,750

New Mexico : 0.13%

New Mexico Mortgage Finance Authority SFMR Class I Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.63	9-1-2025	1,685,000	1,782,241
New Mexico Mortgage Finance Authority SFMR Series B (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.00	3-1-2028	720,000	768,758

				2,550,999

New York : 4.53%

Genesee County NY IDA United Memorial Medical Center Project (Health Revenue)	4.75	12-1-2014	265,000	265,284
Hempstead Village NY Series B (GO)	4.00	7-1-2020	200,000	218,272
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	5.00	11-15-2020	5,000,000	5,577,300
Metropolitan Transportation Authority New York Series D-1 (Transportation Revenue)	5.00	11-1-2028	1,000,000	1,070,800
Metropolitan Transportation Authority New York Dedicated tax Fund Series A (Tax Revenue)	5.00	11-15-2024	6,515,000	7,483,064
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	5.00	11-15-2030	4,010,000	4,216,716
Metropolitan Transportation Authority New York Series D (Transportation Revenue)	5.00	11-15-2027	2,000,000	2,168,780
Metropolitan Transportation Authority New York Series F (Transportation Revenue)	5.00	11-15-2028	2,450,000	2,624,048
Monroe County NY Development Corporation (Education Revenue)	5.00	6-1-2020	2,125,000	2,364,700
New York Dormitory Authority Interagency Council Pooled Loan Series A-1 (Miscellaneous Revenue)	4.00	7-1-2019	740,000	797,283
New York Dormitory Authority Mount Sinai School of Medicine (Education Revenue)	5.50	7-1-2022	2,000,000	2,253,320
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	0.91	5-1-2018	1,685,000	1,674,722
New York Dormitory Authority Series A (Education Revenue)	5.00	7-1-2027	1,585,000	1,694,951
New York Dormitory Authority United Health Hospitals (Health Revenue, FHA Insured)	4.50	8-1-2018	1,500,000	1,613,190

13

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)

New York NY City Transitional Prerefunded Balance Future Tax Sub Series A-1 (Tax Revenue)	5.00%	5-1-2023	$65,000	$77,022
New York NY City Transitional Unrefunded Balance Future Tax Sub Series A-1 (Tax Revenue)	5.00	5-1-2023	2,810,000	3,235,153
New York NY IDAG 2006 Project Samaritan AIDS Services (Miscellaneous Revenue, Citibank NA LOC)	4.50	11-1-2015	275,000	295,133
New York NY Sub Series H-2 (GO, Dexia Credit Local LOC) ø	0.39	1-1-2036	1,800,000	1,800,000
New York NY Sub Series J-4 (GO) ±	0.62	8-1-2025	10,000,000	9,981,300
New York NY Sub Series L-5 (GO, Dexia Credit Local SPA) ø	0.40	4-1-2035	7,000,000	7,000,000
New York NY Trust for Cultural Resources Series A-1 (Miscellaneous Revenue)	5.00	7-1-2031	2,475,000	2,549,151
New York Urban Development Corporation COP James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	10,000,000	10,049,400
New York Urban Development Corporation Series D (Miscellaneous Revenue, AGC Insured)	5.50	1-1-2019	3,000,000	3,539,040
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2020	1,160,000	1,292,820
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2022	1,350,000	1,501,187
Port Authority New York & New Jersey Special Obligation (Airport Revenue)	5.00	12-1-2020	5,000,000	5,344,050
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	4.00	6-1-2022	420,000	426,455
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	5.00	6-1-2023	500,000	534,575
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B (Education Revenue)	5.00	9-1-2020	1,430,000	1,652,522
Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water & Sewer Revenue, AGM Insured)	5.00	4-1-2018	1,000,000	1,084,600
Yonkers NY (GO, AGM Insured)	5.00	10-1-2024	1,000,000	1,090,960

				85,475,798

North Carolina : 0.86%

Craven County NC COP (Miscellaneous Revenue, National Insured)	5.00	6-1-2023	4,400,000	5,052,168
Nash NC Health Care System (Health Revenue, AGM Insured)	5.00	11-1-2014	1,600,000	1,672,976
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2020	3,400,000	3,841,490
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2022	250,000	277,268
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2023	1,000,000	1,101,490
Onslow County NC Limited Obligation Series A (Miscellaneous Revenue)	4.00	6-1-2022	1,065,000	1,151,116
Pitt County NC COP School Facilities Project (Miscellaneous Revenue, National Insured)	5.00	4-1-2023	2,755,000	3,087,721

				16,184,229

North Dakota : 0.08%

North Dakota Housing Finance Agency Series D (Housing Revenue)	4.50	1-1-2029	1,435,000	1,519,866

Ohio : 0.87%

Akron Bath Copley OH Joint Township Akron General Health Systems Series A (Health Revenue)	5.00	1-1-2014	930,000	938,082
American Municipal Power Ohio Incorporated Hydroelectric Project Series C (Utilities Revenue)	5.25	2-15-2019	2,570,000	2,934,657
Cleveland OH Airport System Authority Series A (Airport Revenue, AGM Insured)	5.00	1-1-2027	2,780,000	2,941,546
Kent University Ohio General Receipts Series B (Education Revenue, AGM Insured)	5.00	5-1-2018	1,165,000	1,333,587
Ohio Building Authority (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,133,360
Ohio Higher Educational Facility (Education Revenue)	5.00	12-1-2020	1,200,000	1,398,156
Ohio State Turnpike Commission Junior Lien Infrastructure Projects Series A-1 (Transportation Revenue)	5.25	2-15-2029	1,000,000	1,083,860
River South Authority Ohio Revenue Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	950,000	900,895
Summit County OH Port Authority (Education Revenue)	5.25	1-1-2024	1,000,000	1,102,430
University of Cincinnati OH Receipts Series C (Education Revenue)	4.00	6-1-2022	1,385,000	1,513,154

14

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)

University of Cincinnati OH Receipts Series C (Education Revenue)	5.00%	6-1-2021	$1,000,000	$1,169,750

				16,449,477

Oklahoma : 1.08%

Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2018	1,275,000	1,365,525
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2019	1,325,000	1,413,298
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2020	1,375,000	1,463,935
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2022	2,595,000	2,718,963
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2023	1,010,000	1,043,643
Cushing OK Educational Facilities Authority (Miscellaneous Revenue)	5.00	9-1-2022	3,210,000	3,540,694
McGee Creek OK Authority (Water & Sewer Revenue, State Street Bank & Trust Company LOC, National Insured)	6.00	1-1-2023	1,970,000	2,213,728
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2020	1,000,000	1,122,750
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2021	1,000,000	1,116,110
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2022	1,000,000	1,112,420
Oklahoma Development Finance Authority (Miscellaneous Revenue)	4.00	6-1-2023	1,270,000	1,359,814
Tulsa County OK Education Facilities Authority (Miscellaneous Revenue)	4.00	9-1-2022	1,750,000	1,844,850

				20,315,730

Oregon : 0.14%

Medford Oregon Hospital Facilities Authority Revenue (Health Revenue)	5.00	10-1-2020	1,155,000	1,262,900
Medford Oregon Hospital Facilities Authority Revenue (Health Revenue)	5.00	10-1-2021	1,195,000	1,299,813

				2,562,713

Pennsylvania : 6.33%

Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2024	1,500,000	1,634,610
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2025	1,500,000	1,615,035
Allegheny County PA Hospital Development Authority Series B (Health Revenue, National Insured)	6.00	7-1-2025	2,605,000	3,111,204
Allegheny County PA Series 72 (GO) %%	5.25	12-1-2033	4,000,000	4,143,240
Allegheny County PA Various Refunding Notes Series C-59B (GO, AGM Insured) ±	0.73	11-1-2026	5,000,000	4,321,350
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.57	11-1-2039	10,000,000	9,891,300
Bucks County PA Water & Sewer Authority (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2026	2,400,000	2,631,408
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	595,000	622,364
Chester County PA IDA Renaissance Academy Project Series A (Education Revenue)	5.63	10-1-2015	170,000	170,005
Crawford PA Central School District (GO)	5.00	2-1-2018	1,175,000	1,331,228
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	2,190,000	2,191,270
Delaware Valley PA Regional Financial Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	4,225,000	4,522,060
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured) ±	5.25	12-1-2033	5,000,000	4,998,050
Harrisburg PA Authority Resource Recovery Facility Series D2 (Resource Recovery Revenue, AGM Insured) ±	5.00	12-1-2033	3,975,000	3,970,389
Hempfield PA Area School District (GO, AGM Insured)	5.25	3-15-2025	2,075,000	2,310,948
Johnstown PA School District (GO, AGM Insured)	5.00	8-1-2024	2,730,000	3,005,621
Lycoming County PA College Authority (Education Revenue)	5.50	7-1-2026	4,000,000	4,423,040

15

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)

Millcreek Richland Joint Authority Pennsylvania Series B (Water & Sewer Revenue, Radian Insured)	4.70%	8-1-2017	$565,000	$616,240
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	1,170,000	1,256,299
Pennsylvania HEFAR Widener University (Education Revenue)	5.40	7-15-2036	1,295,000	1,298,924
Pennsylvania Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2019	880,000	943,290
Pennsylvania Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2020	590,000	626,444
Pennsylvania Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2022	1,310,000	1,363,317
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	2.00	5-15-2016	800,000	815,520
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	4.00	5-15-2021	500,000	534,325
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	4.00	5-15-2022	1,000,000	1,053,540
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2018	3,000,000	3,347,070
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2019	1,500,000	1,683,315
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2020	2,000,000	2,243,200
Pennsylvania Public School Building Authority Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2024	1,000,000	1,086,690
Pennsylvania Turnpike Commission Series C (Transportation Revenue) ±	1.12	12-1-2014	5,000,000	5,025,100
Pennsylvania Turnpike Commission Sub Series B (Transportation Revenue)	5.00	6-1-2017	325,000	365,154
Philadelphia PA Authority for Industrial Development (Education Revenue)	7.00	5-1-2026	740,000	752,536
Philadelphia PA Gas Works 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2016	1,000,000	1,092,670
Philadelphia PA Gas Works 8th Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2015	1,000,000	1,066,780
Philadelphia PA IDA First Philadelphia Charter Series A (Education Revenue)	5.30	8-15-2017	670,000	693,162
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	5.00	5-1-2016	275,000	276,843
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	6.25	5-1-2021	285,000	287,719
Philadelphia PA IDR Master Charter School (Education Revenue)	5.00	8-1-2020	685,000	707,927
Philadelphia PA School District (GO)	5.00	9-1-2021	2,200,000	2,488,706
Philadelphia PA School District Refunding Series C (GO)	5.00	9-1-2018	8,065,000	9,054,817
Philadelphia PA Series A (GO)	5.00	9-15-2021	7,000,000	7,912,030
Pittsburgh PA Series A (GO)	4.00	9-1-2022	1,000,000	1,068,030
Pittsburgh PA Series A (GO)	5.00	9-1-2022	2,060,000	2,368,094
Pittsburgh PA Series A (GO)	5.00	9-1-2023	3,810,000	4,325,722
Pocono Mountain PA School District Series B (GO, AGM Insured)	4.00	6-15-2021	6,145,000	6,586,027
Reading PA School District (GO)	5.00	4-1-2021	3,120,000	3,518,705

				119,351,318

Puerto Rico : 0.75%

Puerto Rico Electric Power Authority Refunding Libor Series UU (Utilities Revenue) ±	0.88	7-1-2031	10,000,000	5,779,600
Puerto Rico Electric Power Authority Series ZZ (Utilities Revenue)	5.25	7-1-2019	3,075,000	2,694,715
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue, HUD Insured)	5.50	12-1-2017	2,850,000	3,026,729
Puerto Rico Highway Transportation (Tax Revenue, AGM Insured)	4.95	7-1-2026	2,940,000	2,632,241

				14,133,285

16

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Rhode Island : 0.83%

Providence RI Series A (GO, AGM Insured)	4.00%	1-15-2018	$2,115,000	$2,257,551
Rhode Island & Providence Plantations Series B (Miscellaneous Revenue)	4.00	10-15-2023	1,000,000	1,074,010
Rhode Island & Providence Plantations Series E (Miscellaneous Revenue)	4.00	10-1-2023	1,515,000	1,586,296
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2020	3,015,000	3,159,479
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2021	2,670,000	2,779,737
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2015	2,060,000	2,177,173
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2022	2,425,000	2,575,253

				15,609,499

South Carolina : 0.96%

Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10-1-2014	1,000,000	1,032,690
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2014	22,075	20,868
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2015	23,869	19,304
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	26,606	19,988
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	35,996	24,618
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	39,781	22,990
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2019	43,307	22,041
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2020	47,106	22,146
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2021	55,876	24,619
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2022	59,087	23,248
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2032	1,100,104	153,465
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2042	1,847,359	106,408
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	7-22-2051	2,460,735	19,046
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	1-1-2032	521,353	6,851
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	7-22-2051	1,669,013	5,040
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12-1-2016	690,000	768,508
McCormick County SC Health Care Center Project Prerefunded Balance (Health Revenue)	8.00	3-1-2019	1,015,000	1,075,047
Piedmont SC Municipal Power Agency Series A-3 (Utilities Revenue)	5.25	1-1-2019	3,500,000	3,961,440
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.00	10-1-2024	2,655,000	2,779,201
South Carolina Transportation Infrastructure Series A (Miscellaneous Revenue, Syncora Guarantee Incorporated Insured)	5.00	10-1-2022	6,450,000	7,028,759
South Carolina Transportation Infrastructure Series A (Miscellaneous Revenue, Ambac Insured)	5.25	10-1-2022	1,000,000	1,050,360

				18,186,637

17

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

South Dakota : 0.08%

Lower Brule Sioux Tribe South Dakota Series B (GO)	5.25%	5-1-2015	$500,000	$472,035
Rapid City SD Airport Project (Airport Revenue)	6.25	12-1-2026	920,000	992,588

				1,464,623

Tennessee : 1.74%

Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (Health Revenue, National Insured)	5.50	8-15-2019	635,000	720,604
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2024	1,750,000	1,862,420
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	2,000,000	2,149,600
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	2,140,000	2,348,308
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	1,400,000	1,540,294
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2021	4,060,000	4,460,478
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2015	1,210,000	1,261,183
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2016	1,820,000	1,921,101
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	1,465,000	1,580,794
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	8,030,000	8,716,324
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2027	6,160,000	6,189,445

				32,750,551

Texas : 7.11%

Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, National Insured)	5.00	8-15-2034	1,460,000	1,456,160
Austin TX Electric Utility Systems (Utilities Revenue)	5.00	11-15-2024	1,370,000	1,524,468
Austin TX Refunding Revenue Bond (Utilities Revenue, National Insured)	5.25	5-15-2025	1,400,000	1,625,638
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	1-1-2019	1,310,000	1,437,712
Dallas Fort Worth TX International Airport Series A (Airport Revenue)	5.00	11-1-2022	1,230,000	1,345,079
Dallas Fort Worth TX International Airport Series F (Airport Revenue)	5.25	11-1-2033	4,000,000	4,191,320
Eagle Pass TX International Bridges (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2014	575,000	581,245
Galveston TX Wharves & Terminal (Airport Revenue)	5.00	2-1-2026	2,000,000	2,086,200
Gulf Coast Texas Waste Disposal Authority (Water & Sewer Revenue, AGM Insured)	5.00	10-1-2020	1,305,000	1,502,303
Gulf Coast Texas Waste Disposal Authority (Water & Sewer Revenue, AGM Insured)	5.00	10-1-2022	1,630,000	1,863,758
Harris County TX Flood Control District (GO)	5.00	10-1-2023	530,000	601,529
Harris County TX Toll Road Project Series C (GO, AGM Insured)	5.25	8-15-2027	4,000,000	4,613,840
Houston TX Airport Senior Lien Series A (Airport Revenue)	5.00	7-1-2025	1,000,000	1,086,630
Houston TX Higher Education Financial Corporation Series A (Education Revenue)	4.00	2-15-2022	1,050,000	1,024,391
Houston TX Independent School District Limited Tax (GO)	4.25	2-15-2021	5,000,000	5,393,500
Houston TX Utility System Series A (Water & Sewer Revenue)	5.25	11-15-2031	3,000,000	3,261,060
Houston TX Utility System First Lien Series B (Water & Sewer Revenue)	5.00	11-15-2023	1,515,000	1,744,250
Lubbock TX Electric Light & Power System Revenue (Utilities Revenue)	4.00	4-15-2014	20,000	20,399
Midtown TX RDA (Tax Revenue, Ambac Insured)	5.00	1-1-2020	1,495,000	1,540,941
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2016	1,135,000	1,253,857
North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue) ±	1.17	7-1-2030	10,115,000	10,130,881

18

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)

Round Rock TX Transportation Systems Development Corporation (Tax Revenue, National Insured)	4.50%	8-15-2020	$1,000,000	$1,033,330
Texas Municipal Gas Acquisition & Supply Corporation (Utilities Revenue)	5.00	12-15-2028	3,000,000	2,968,260
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue) ±	0.87	9-15-2017	4,250,000	4,224,798
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2021	3,945,000	4,250,935
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 (Utilities Revenue)	5.00	12-15-2023	7,925,000	8,349,939
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.54	9-15-2017	6,585,000	6,555,170
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)	5.00	12-15-2022	8,000,000	8,523,280
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue)	6.25	12-15-2026	17,270,000	20,011,267
Texas PFA Charter School Revenue Kipp Incorporated Series A (Education Revenue, ACA Insured)	4.50	2-15-2016	855,000	860,019
Texas PFA Cosmos Foundation Series A (Education Revenue)	5.00	2-15-2018	645,000	661,351
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2032	2,000,000	2,294,340
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2033	2,000,000	2,288,180
Texas Private Activity Surface Transportation Corporation Senior Lien Note Mobility (Transportation Revenue)	7.50	12-31-2031	3,500,000	3,972,360
Texas SA Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2015	1,265,000	1,339,268
Texas SA Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2016	1,185,000	1,279,030
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	1,450,000	1,622,855
Texas Woman’s University Financing System (Education Revenue)	4.00	7-1-2020	1,555,000	1,700,097
Texas Woman’s University Financing System (Education Revenue)	4.00	7-1-2022	1,670,000	1,775,828
Tomball TX Independent School District Refunding Balance School Building (GO, Permanent School Fund Insured) ¤	0.00	2-15-2015	825,000	818,771
University of Houston Texas (Education Revenue)	5.00	2-15-2024	2,700,000	2,998,188
University of Houston Texas Series A (Education Revenue)	5.00	2-15-2026	1,655,000	1,835,792
University of Houston Texas Series B (Education Revenue)	5.25	7-1-2026	4,375,000	5,285,000
Waco TX Health Facilities Development Corporation Hillcrest System Project Series A (Health Revenue, National/FHA Insured)	5.00	8-1-2016	920,000	1,028,910

				133,962,129

Utah : 0.09%

Utah County UT Lakeview Academy Series A (Education Revenue)	5.35	7-15-2017	550,000	571,274
Utah County UT Lincoln Academy Series A (Education Revenue) 144A	5.45	6-15-2017	250,000	253,915
West Valley City UT Charter School Monticello Academy (Education Revenue) 144A	6.38	6-1-2037	940,000	858,803

				1,683,992

Virgin Islands : 1.43%

Virgin Islands PFA (Tax Revenue)	5.25	10-1-2029	2,040,000	2,054,239
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-2019	3,000,000	3,293,790
Virgin Islands PFA Matching Fund Loan Notes Diageo Series A (Miscellaneous Revenue)	6.00	10-1-2014	257,000	265,142
Virgin Islands PFA Matching Fund Loan Senior Lien Series 2010A (Tax Revenue)	5.00	10-1-2025	5,000,000	5,260,650
Virgin Islands PFA Refunding Matching Fund Loan Note Senior Lien Series 2013B (Miscellaneous Revenue) %%	5.00	10-1-2024	6,000,000	6,363,720
Virgin Islands PFA Series A (Tax Revenue)	5.00	10-1-2024	4,010,000	4,254,009
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	5,000,000	5,453,400

				26,944,950

19

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Virginia : 0.14%

Marquis VA CDA CAB Series C (Tax Revenue) ¤(i)	0.00%	9-1-2041	$1,772,000	$165,558
Marquis VA CDA Series B (Tax Revenue)	5.63	9-1-2041	1,274,000	1,006,027
Reynolds Crossing CDA VA Reynolds Crossing Project (Miscellaneous Revenue)	5.10	3-1-2021	354,000	357,168
Virginia State College Building Authority Regent University Project (Education Revenue)	5.00	6-1-2015	210,000	222,243
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	899,000	873,819

				2,624,815

Washington : 1.35%

Goat Hill Properties WA Government Office Building Project (Miscellaneous Revenue, National Insured)	5.00	12-1-2021	1,410,000	1,483,771
Grant County WA Public Utility District # 2 Priest Rapids Series A (Utilities Revenue, National Insured)	5.00	1-1-2023	345,000	376,633
King County WA School District #403 (GO)	5.00	12-1-2021	1,475,000	1,740,707
Lewis County WA Public Utility District Refunding (Utilities Revenue)	5.25	4-1-2032	6,115,000	6,661,070
Port of Seattle WA Intermediate Lien Series A (Airport Revenue, National Insured)	5.00	3-1-2028	7,475,000	7,750,603
Spokane WA Public Facilities District Series B (Tax Revenue)	5.00	12-1-2022	1,200,000	1,383,812
TES Properties Washington (Miscellaneous Revenue)	5.00	12-1-2024	1,480,000	1,596,284
TES Properties Washington (Miscellaneous Revenue)	5.50	12-1-2029	1,400,000	1,492,344
Washington HEFAR Pacific Lutheran University (Education Revenue, Radian Insured)	5.00	11-1-2013	800,000	802,784
Washington HEFAR Pacific Lutheran University (Education Revenue, Radian Insured)	5.00	11-1-2014	1,105,000	1,149,852
Washington HEFAR Whitworth University Project (Education Revenue, U.S. Bank NA Insured)	5.00	10-1-2015	1,010,000	1,078,044

				25,515,904

West Virginia : 0.10%

West Virginia School Building Authority (Miscellaneous Revenue)	5.25	7-1-2020	1,100,000	1,254,858
West Virginia School Building Authority Series A (Miscellaneous Revenue)	5.00	7-1-2022	500,000	581,280

				1,836,138

Wisconsin : 0.79%

Kenosha WI Unified School District #1 Series A (GO)	4.50	4-1-2015	1,620,000	1,712,891
Milwaukee County WI Series A (Airport Revenue)	5.00	12-1-2021	1,315,000	1,486,568
Wisconsin HEFA (Health Revenue, Ambac Insured)	5.50	2-15-2019	1,000,000	1,077,870
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	2,545,000	2,668,025
Wisconsin HEFA Series A (Health Revenue)	5.00	7-15-2021	3,500,000	3,870,510
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(m)(n)	0.25	6-1-2019	2,650,000	2,550,625
Wisconsin Housing & EDA Series E (Housing Revenue, GO of Authority Insured)	4.15	5-1-2015	210,000	219,600
Wisconsin PFA Charter School Voyager Foundation Incorporate Project Series A (Education Revenue)	6.00	10-1-2032	1,475,000	1,357,531

				14,943,620

Total Municipal Obligations (Cost $1,839,131,820)				1,869,558,434

	Yield		Shares

Short-Term Investments : 0.35%

Investment Companies : 0.35%

Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		6,649,772	6,649,772

Total Short-Term Investments (Cost $6,649,772)				6,649,772

20

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Total investments in securities (Cost $1,845,781,592)*	99.56%	$1,876,208,206

Other assets and liabilities, net	0.44	8,262,487

Total net assets	100.00%	$1,884,470,693

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
##	All or a portion of this security has been segregated for when-issued securities.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
%%	Security issued on a when-issued basis.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
¤	Security issued in zero coupon form with no periodic interest payments.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(i)	Illiquid security
*	Cost for federal income tax purposes is $1,845,793,839 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$56,578,445
Gross unrealized depreciation	(26,164,078)

Net unrealized appreciation	$30,414,367

21

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$1,867,007,809	$2,550,625	$1,869,558,434

Short-term investments

Investment companies	6,649,772	0	0	6,649,772

	$6,649,772	$1,867,007,809	$2,550,625	$1,876,208,206

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 99.27%

Minnesota : 98.08%

Anoka County MN Capital Improvement Series A (GO)	5.00%	2-1-2024	$500,000	$559,675
Anoka County MN Charter School Series A (Education Revenue)	2.65	6-1-2016	210,000	206,113
Anoka County MN Charter School Series A (Education Revenue)	3.40	6-1-2019	225,000	214,243
Anoka County MN Charter School Series A (Education Revenue)	3.65	6-1-2020	185,000	174,081
Anoka County MN Charter School Series A (Education Revenue)	3.75	6-1-2021	245,000	227,897
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2027	290,000	279,682
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2032	300,000	273,783
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2043	1,000,000	846,310
Austin MN Housing & RDA Courtyard Residence Project Series A (Housing Revenue)	5.00	1-1-2031	1,500,000	1,564,560
Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00	8-1-2038	2,150,000	2,207,169
Buffalo MN Housing & RDA Public Facility Buffalo Wild Marsh Golf Course (Miscellaneous Revenue)	4.38	5-1-2024	185,000	187,662
Center City MN Health Care Facilities Hazelden Foundation Project (Miscellaneous Revenue)	5.00	11-1-2041	1,400,000	1,414,574
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2016	875,000	919,013
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2042	1,500,000	1,526,280
Dakota County MN Community Development Agency SFMR (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.30	12-1-2039	162,955	168,689
Duluth MN Duluth Entertainment Convention Center Improvements Series A (GO)	5.00	2-1-2034	1,000,000	1,032,310
Duluth MN EDA Health Care Facilities St. Lukes Hospital Authority Obligated Group (Health Revenue)	4.00	6-15-2014	750,000	751,005
Duluth MN Housing & RDA Public School Academy Series A (Education Revenue)	5.60	11-1-2030	2,000,000	1,967,520
Duluth MN Independent School District #709 COP Series B (Miscellaneous Revenue, South Dakota Credit Program Insured)	4.00	2-1-2015	310,000	324,911
Elk River MN Independent School District #728 Series A (GO, AGM Insured)	5.00	2-1-2021	3,400,000	3,706,204
Falcon Heights MN Kaleidoscope Charter School Series A (Education Revenue)	5.50	11-1-2017	150,000	154,092
Falcon Heights MN Kaleidoscope Charter School Series A (Education Revenue)	6.00	11-1-2027	1,200,000	1,199,928
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	1.00	4-1-2014	250,000	250,685
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	1.50	4-1-2016	570,000	573,146
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	4.00	4-1-2022	735,000	748,414
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012-A (Utilities Revenue)	5.00	12-1-2026	700,000	770,035
Lakeville MN (Tobacco Revenue)	5.00	2-1-2016	180,000	182,083
Maple Grove MN Maple Grove Hospital Corporation (Health Revenue)	5.25	5-1-2024	1,735,000	1,784,534
Meeker County MN Memorial Hospital Project (Health Revenue)	5.63	11-1-2022	800,000	831,096
Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.22	8-15-2034	1,750,000	1,750,000
Minneapolis & St. Paul MN Housing & RDA Health Care System Childrens Series A (Health Revenue)	5.25	8-15-2025	1,000,000	1,092,500
Minneapolis & St. Paul MN Housing & RDA HealthPartners Obligation Group Project (Health Revenue)	5.25	12-1-2016	500,000	503,830
Minneapolis & St. Paul MN Housing & RDA HealthPartners Obligation Group Project (Health Revenue)	5.63	12-1-2022	500,000	504,470
Minneapolis & St. Paul MN Housing & RDA HealthPartners Obligation Group Project (Health Revenue)	5.88	12-1-2029	600,000	604,116
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.09	11-15-2017	2,100,000	2,005,500
Minneapolis & St. Paul MN Metropolitan Airports Commission Series C (Airport Revenue, National Insured)	5.00	1-1-2022	2,000,000	2,094,440
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National Insured)	5.00	1-1-2018	1,000,000	1,108,670

1

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)

Minneapolis MN Charter School Yinghua Academy Project Series 2013A (Education Revenue)	5.00%	7-1-2023	$300,000	$291,633
Minneapolis MN Development Limited Tax Supported Bond Series 2A (Miscellaneous Revenue)	6.00	12-1-2040	1,000,000	1,081,430
Minneapolis MN Fairview Health Services Series A (Health Revenue)	6.63	11-15-2028	1,000,000	1,163,750
Minneapolis MN Fairview Health Services Series B (Health Revenue, AGM Insured)	6.50	11-15-2038	2,000,000	2,285,860
Minneapolis MN St. Anthony Falls Project (Tax Revenue)	5.65	2-1-2027	500,000	457,840
Minneapolis MN Supported Development Limited Tax Common Bond Fund Series 1A (Miscellaneous Revenue)	4.80	12-1-2016	555,000	594,483
Minneapolis MN Supported Development Limited Tax Common Bond Fund Series 2A (Miscellaneous Revenue)	5.00	6-1-2028	1,115,000	1,116,405
Minnesota (GO)	5.00	6-1-2020	1,115,000	1,233,658
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series A (Health Revenue) ##	4.75	2-15-2015	2,000,000	2,015,920
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGM Insured)	4.00	2-15-2020	50,000	54,341
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGM Insured)	5.00	2-15-2030	1,000,000	1,028,510
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series E (Health Revenue, AGM Insured)	5.00	2-15-2037	4,030,000	4,067,560
Minnesota Agricultural & Economic Development Board Health Care System Fairview Hospital Series 1997A (Health Revenue, National Insured)	5.50	11-15-2017	1,095,000	1,099,084
Minnesota General Fund Series B (Miscellaneous Revenue)	5.00	3-1-2029	500,000	546,640
Minnesota HEFAR Bethel University Series 6R (Education Revenue)	5.50	5-1-2025	1,535,000	1,560,849
Minnesota HEFAR Carleton College Series 7D (Education Revenue)	5.00	3-1-2030	2,000,000	2,135,680
Minnesota HEFAR College of St. Scholastica Incorporated Series 7R (Education Revenue)	4.25	12-1-2027	400,000	379,192
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	4.50	10-1-2021	300,000	315,870
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	5.00	10-1-2029	500,000	511,860
Minnesota HEFAR St. Benedict College Series 7M (Education Revenue)	5.13	3-1-2036	275,000	272,635
Minnesota HEFAR St. Benedict College Series 7V (Education Revenue)	5.00	3-1-2018	635,000	709,130
Minnesota HEFAR St. Olaf College Series 7F (Education Revenue)	4.50	10-1-2030	500,000	509,480
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	5.00	10-1-2018	1,100,000	1,218,756
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2025	1,030,000	1,132,382
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2030	1,000,000	1,075,180
Minnesota HEFAR St. Thomas University Series 6X (Education Revenue)	5.00	4-1-2029	1,000,000	1,054,230
Minnesota HEFAR St. Thomas University Series 7U (Education Revenue)	5.00	4-1-2017	655,000	740,202
Minnesota HEFAR St. Thomas University Series 7U (Education Revenue)	5.00	4-1-2023	750,000	868,545
Minnesota Highway & Various Purposes (GO)	5.00	8-1-2022	4,500,000	5,081,220
Minnesota Housing Finance Agency Residential Housing Finance Series Q (Housing Revenue)	5.25	7-1-2033	1,290,000	1,308,292
Minnesota Housing Finance Agency Residential Housing Series D (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	1,345,000	1,448,578
Minnesota Housing Finance Agency Residential Housing Series E (Housing Revenue)	4.20	7-1-2021	1,360,000	1,426,817
Minnesota Housing Finance Agency Series B (Housing Revenue)	5.90	7-1-2028	405,000	421,447
Minnesota Municipal Power Agency (Utilities Revenue)	5.00	10-1-2037	1,100,000	1,105,940
Minnesota Municipal Power Agency Series 2010A & Series 2010B (Utilities Revenue)	5.00	10-1-2025	1,335,000	1,453,228
Minnesota Public Safety Radio Communications System Project Series 2011 (Miscellaneous Revenue)	5.00	6-1-2022	2,000,000	2,267,640
Minnesota Various Purposes Series 2009H (GO)	5.00	11-1-2020	1,425,000	1,682,540
Montgomery MN Independent School District School Building #394 Series B (GO, AGM Insured)	5.00	2-1-2025	500,000	544,640

2

Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)

Mounds View MN Independent School District #621 Series A (GO, South Dakota Credit Program Insured)	4.00%	2-1-2022	$530,000	$580,514
Mower County MN Housing & RDA Facilities Project Series A (Lease Revenue)	5.75	2-1-2027	695,000	777,003
Mower County MN Housing & RDA Facilities Project Series A (Lease Revenue)	5.90	2-1-2029	375,000	420,548
Northeast Minnesota Metropolitan Intermediate School District #916 COP Series 2013A (Miscellaneous Revenue)	4.00	2-1-2024	1,100,000	1,145,276
Northeast Minnesota Metropolitan Intermediate School District #916 COP Series 2013A (Miscellaneous Revenue)	4.00	2-1-2025	1,145,000	1,170,934
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, AGM Insured)	5.00	1-1-2018	820,000	937,432
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, AGM Insured)	5.00	1-1-2021	50,000	55,782
Pine City MN Lakes International Language Academy Series A (Education Revenue)	6.00	5-1-2026	1,000,000	992,100
Pine City MN Lakes International Language Academy Series A (Education Revenue)	6.25	5-1-2035	900,000	870,984
Pine County MN Housing & RDA Public Project Series A (Lease Revenue)	5.00	2-1-2028	1,475,000	1,621,261
Plymouth MN COP Intermediate School District #287 Series A (Lease Revenue)	5.00	2-1-2024	250,000	274,270
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2032	330,000	292,093
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2042	560,000	459,603
Rochester MN Electric Utility Revenue Series 2007C (Utilities Revenue)	5.00	12-1-2030	1,000,000	1,061,760
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2023	815,000	959,980
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2025	315,000	361,733
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2026	250,000	283,790
Shakopee MN St. Francis Regional Medical Center (Health Revenue)	5.00	9-1-2017	1,500,000	1,540,815
Shakopee MN St. Francis Regional Medical Center (Health Revenue)	5.25	9-1-2034	950,000	951,644
South St. Paul MN Housing & RDA Airport Project (IDR, AGM Insured)	4.70	9-1-2019	430,000	461,816
South St. Paul MN Housing & RDA Airport Project (IDR, AGM Insured)	5.13	9-1-2029	500,000	518,490
South Washington County MN Independent School District #833 School Building Series 2010A (GO, South Dakota Credit Program Insured)	5.00	2-1-2020	2,100,000	2,437,617
Southern Minnesota Municipal Power Agency CAB Series A (Utilities Revenue, National Insured) ¤	0.00	1-1-2020	5,000,000	4,225,450
Southern Minnesota Municipal Power Agency CAB Series A (Utilities Revenue, National Insured) ±	1.68	1-1-2015	1,030,000	1,033,605
Southern Minnesota Municipal Power Agency Series 2009A (Utilities Revenue)	5.25	1-1-2030	2,000,000	2,110,480
St. Cloud MN CentraCare Health System Series A (Health Revenue)	5.13	5-1-2030	1,000,000	1,053,290
St. Louis Park MN Nicollett Health Services Series 2009 (Health Revenue)	5.50	7-1-2029	1,000,000	1,041,370
St. Paul MN Housing & RDA Allina Health Systems Series A1 (Health Revenue)	5.00	11-15-2024	2,000,000	2,173,880
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Series A (Education Revenue)	4.00	7-1-2023	250,000	229,240
St. Paul MN Housing & RDA Charter School Nova Classical Academy Series A (Lease Revenue)	6.63	9-1-2042	865,000	905,975
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Education Revenue)	4.35	12-1-2014	600,000	611,718
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Education Revenue)	5.00	12-1-2036	1,500,000	1,308,345
St. Paul MN Housing & RDA Gillette Childrens Specialty Healthcare (Health Revenue)	5.00	2-1-2015	200,000	208,682
St. Paul MN Housing & RDA Gillette Childrens Specialty Healthcare (Health Revenue)	5.00	2-1-2021	500,000	504,495

3

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)

St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.75%	9-1-2026	$650,000	$647,621
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	6.00	9-1-2036	500,000	481,905
St. Paul MN Housing & RDA Hope Community Academy Project Series A (Miscellaneous Revenue)	6.25	12-1-2019	450,000	456,782
St. Paul MN Housing & RDA Parking Facilities Project Series A (Transportation Revenue)	5.00	8-1-2035	875,000	888,948
St. Paul MN Housing & RDA Regions Hospital Project (Health Revenue)	5.25	5-15-2018	1,700,000	1,704,233
St. Paul MN Housing & RDA Regions Hospital Project (Health Revenue)	5.30	5-15-2028	3,000,000	3,001,920
St. Paul MN Housing & RDA St. Paul Academy & Summit (Education Revenue)	5.00	10-1-2024	2,000,000	2,105,420
St. Paul MN Housing & RDA St. Paul Conservatory for Performing Artists Series A (Education Revenue)	4.00	3-1-2028	150,000	126,729
St. Paul MN Port Authority Lease Revenue Freeman Office Building Series 2 (Miscellaneous Revenue)	5.00	12-1-2024	2,000,000	2,263,580
Todd Morrison Cass & Wadena Counties MN United Hospital District Lakewood (GO)	5.13	12-1-2024	1,000,000	1,019,580
University of Minnesota Series A (Education Revenue)	5.00	4-1-2021	1,180,000	1,361,637
University of Minnesota Series A (Education Revenue)	5.13	4-1-2034	1,000,000	1,088,750
University of Minnesota State Supported Biomedical Science (Education Revenue)	5.00	8-1-2036	1,000,000	1,048,810
University of Minnesota State Supported Stadium Debt (Education Revenue)	5.00	8-1-2025	5,000,000	5,514,600
Virginia MN Housing & RDA Healthcare Facility (Lease Revenue)	5.25	10-1-2025	2,085,000	2,106,476
Washington County MN Capital Improvement Plan Series A (GO)	5.00	2-1-2021	2,495,000	2,837,239
Western Minnesota Municipal Power Agency (Utilities Revenue, National Insured)	9.75	1-1-2016	280,000	325,632
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2030	1,000,000	1,087,130
Willmar MN Rice Memorial Hospital Project Series 2012A (Tax Revenue)	5.00	2-1-2026	1,000,000	1,112,320
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)	3.00	7-1-2018	295,000	303,576
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)	5.00	7-1-2034	500,000	478,185
Woodbury MN Charter School Series A (Education Revenue)	2.40	12-1-2015	180,000	177,669
Woodbury MN Charter School Series A (Education Revenue)	3.15	12-1-2018	190,000	182,176
Woodbury MN Charter School Series A (Education Revenue)	3.90	12-1-2022	220,000	201,753
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2027	215,000	207,161
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2032	220,000	200,966

				145,483,440

Puerto Rico : 0.48%

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority (Education Revenue)	4.13	10-1-2027	995,000	709,345

Virgin Islands : 0.71%

Virgin Islands PFA Refunding Matching Fund Loan Note Senior Lien Series 2013B (Miscellaneous Revenue) %%	5.00	10-1-2024	1,000,000	1,060,620

Total Municipal Obligations (Cost $142,608,047)				147,253,405

4

Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Total investments in securities (Cost $142,608,047)*	99.27%	$147,253,405

Other assets and liabilities, net	0.73	1,077,760

Total net assets	100.00%	$148,331,165

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
##	All or a portion of this security has been segregated for when-issued securities.
¤	Security issued in zero coupon form with no periodic interest payments.
%%	Security issued on a when-issued basis.
*	Cost for federal income tax purposes is $142,604,910 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,672,504
Gross unrealized depreciation	(2,024,009)

Net unrealized appreciation	$4,648,495

5

Wells Fargo Advantage Minnesota Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in Securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$145,247,905	$2,005,500	$147,253,405

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2013	$2,010,750
Accrued discounts (premiums)	(397)
Realized gains (losses)	0
Change in unrealized gains (losses)	(4,853)
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2013	$2,005,500

Change in unrealized gains (losses) relating to securities still held at September 30, 2013	$(4,853)

The investment types categorized above was valued using an indicative broker quote and is therefore considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name			Shares	Value

Investment Companies : 1.20%

Financials : 1.20%

iShares National AMT-Free Municipal Bond Fund			335,000	$35,004,150

Total Investment Companies (Cost $35,958,833)				35,004,150

	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 96.46%

Alabama : 0.13%

Jefferson County AL Limited Obligation School District Series A (Tax Revenue)	5.25	1-1-2020	$3,000,000	2,982,720
Jefferson County AL Limited Obligation Series A (Tax Revenue, AGM Insured)	5.25	1-1-2018	775,000	768,335

				3,751,055

Alaska : 0.10%

Alaska Industrial Development & Export Authority Lake Dorothy Hydro-Electric Project (Utilities Revenue, Ambac Insured)	5.25	12-1-2021	3,000,000	3,009,870

Arizona : 0.69%

Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2017	1,890,000	2,094,366
Arizona School Facilities Board State School Trust (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2018	190,000	212,108
Pima County AZ IDA Acclaim Charter School Project (Education Revenue)	5.60	12-1-2016	475,000	483,474
Pima County AZ IDA Global Water Resources LLC Project (Water & Sewer Revenue)	5.45	12-1-2017	100,000	100,040
Pima County AZ IDA Series A (Education Revenue)	7.75	7-1-2035	7,515,000	7,801,171
Salt Verde AZ Financial Corporation (Utilities Revenue)	5.00	12-1-2032	75,000	75,456
Salt Verde AZ Financial Corporation (Utilities Revenue)	5.00	12-1-2037	1,575,000	1,550,997
Salt Verde AZ Financial Corporation (Utilities Revenue)	5.25	12-1-2026	4,490,000	4,730,305
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.25	12-1-2020	1,000,000	1,034,900
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.38	12-1-2021	1,000,000	1,025,500
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.50	12-1-2022	1,000,000	1,023,690

				20,132,007

California : 16.48%

Access to Loans for Learning Student Loan Corporation California Student Loan Program Series D2 (Education Revenue)	7.85	7-1-2025	2,500,000	1,811,950
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	12,000,000	9,936,960
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2020	10,065,000	7,887,035
Alameda County CA COP (Miscellaneous Revenue, National Insured) ¤	0.00	6-15-2019	1,400,000	1,057,014
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2031	2,175,000	809,339
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2032	3,795,000	1,328,705
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2034	5,000,000	1,524,000
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2035	6,700,000	1,919,483
Alhambra CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2031	7,500,000	2,894,400
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-2037	1,305,000	323,340
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-2038	1,900,000	441,864

1

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00%	8-1-2039	$2,005,000	$438,594
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue)	5.00	4-1-2024	1,000,000	1,089,560
California County CA Tobacco Securitization Agency Golden Gate Tobacco Turbo Series A (Tobacco Revenue)	4.50	6-1-2021	1,455,000	1,381,886
California Foothill/Eastern Transportation Corridor Agency (Transportation Revenue, National Insured) ¤	0.00	1-15-2018	2,400,000	1,873,872
California HFFA Community Program for Persons with Developmental Disabilities Series A (Miscellaneous Revenue)	6.25	2-1-2026	2,400,000	2,716,992
California HFFA Providence Health Services Series C (Health Revenue) 144A(h)	6.50	10-1-2016	10,050,000	11,523,229
California PCFA Water Furnishing Bonds Poseidon Resources Desalination Project (IDR) 144A	5.00	11-21-2045	8,750,000	7,293,738
California Pollution Control Financing Waste Management Incorporated Project Series A-2 (Resource Recovery Revenue)	5.40	4-1-2025	1,240,000	1,257,930
California Public Works Board Judicial Council Project Series A (Miscellaneous Revenue)	5.00	3-1-2031	3,260,000	3,396,627
California Public Works Board Judicial Council Project Series A (Miscellaneous Revenue)	5.00	3-1-2032	3,330,000	3,448,814
California Public Works Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	4,000,000	4,541,480
California Statewide CDA Catholic Health Care West Series D (Health Revenue)	5.50	7-1-2031	1,690,000	1,796,757
California Statewide CDA MFHR ROC RR-II-R-13104CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.57	9-6-2035	2,000,000	2,000,000
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	990,000	990,832
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	4,900,000	5,554,297
California Various Purposes (GO)	5.00	2-1-2038	17,000,000	17,497,420
California Various Purposes (GO)	6.50	4-1-2033	19,125,000	22,592,936
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2024	750,000	482,790
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2027	1,000,000	516,150
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2028	1,040,000	495,518
Clovis CA Unified School District CAB Election of 2001 Series B (GO, National Insured) ¤	0.00	8-1-2025	535,000	315,543
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2031	1,000,000	377,970
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2032	1,000,000	354,640
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2033	1,000,000	326,070
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2037	15,000,000	3,751,200
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2032	2,515,000	821,399
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2033	2,000,000	603,780
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2036	510,000	125,409
Compton CA Unified School District CAB Election of 2002 Series D (GO, Ambac Insured) ¤	0.00	6-1-2018	7,295,000	6,276,618
Corona-Norca CA Unified School District CAB Election of 2006 Series C (GO, AGM Insured) ±	0.00	8-1-2039	2,920,000	2,611,706
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2028	1,165,000	550,195
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2029	1,500,000	662,895
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2030	2,000,000	828,140
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2031	2,000,000	778,740
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2032	1,660,000	608,324

2

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00%	6-1-2033	$1,230,000	$419,848
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2034	1,615,000	513,618
Escondido CA Unified School District CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2027	1,000,000	516,150
Escondido CA Unified School District CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2029	5,340,000	2,383,189
Foothill CA Eastern Transportation Corridor Agency (Transportation Revenue, National Insured) ¤	0.00	1-15-2031	12,150,000	3,953,124
Foothill CA Eastern Transportation Corridor Agency (Transportation Revenue) ¤	0.00	1-15-2032	30,000,000	8,751,300
Foothill CA Eastern Transportation Corridor Agency (Transportation Revenue) ¤	0.00	1-15-2034	10,000,000	2,549,500
Foothill CA Eastern Transportation Corridor Agency (Transportation Revenue) ¤	0.00	1-15-2036	10,000,000	2,157,300
Gilroy CA Unified School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2032	6,470,000	3,051,511
Gilroy CA Unified School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2032	3,330,000	1,194,005
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Miscellaneous Revenue)	5.00	6-1-2030	970,000	992,339
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Tobacco Revenue)	5.00	6-1-2045	15,590,000	15,060,252
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Tobacco Revenue, AGC Insured)	5.00	6-1-2045	20,500,000	20,273,475
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Tobacco Revenue, Ambac Insured)	5.00	6-1-2045	5,330,000	5,148,887
Grossmont CA Union High School District CAB Election of 2004 (GO) ¤	0.00	8-1-2024	3,810,000	2,491,931
Grossmont CA Union High School District CAB Election of 2004 (GO) ¤	0.00	8-1-2025	2,060,000	1,269,681
Grossmont CA Union High School District CAB Election of 2004 (GO) ¤	0.00	8-1-2027	4,955,000	2,641,857
Hawthorne CA School District CAB Series C (GO, National Insured) ¤	0.00	11-1-2025	1,265,000	681,531
Inland Valley CA Development Agency Series A (Tax Revenue) ±	4.00	3-1-2041	950,000	959,424
Little Lake CA City School District CAB Series D (GO) ¤	0.00	7-1-2027	115,000	59,295
Long Beach CA Bond Financing Authority Natural Gas Purchase LIBOR Index Series B (Utilities Revenue) ±	1.63	11-15-2027	9,000,000	7,823,700
Long Beach CA Bond Financing Authority Series A (Utilities Revenue)	5.50	11-15-2032	4,990,000	5,200,678
M-S-R Energy Authority California Gas Series B (Utilities Revenue)	6.13	11-1-2029	30,275,000	33,373,646
M-S-R Energy Authority California Gas Series B (Utilities Revenue)	6.50	11-1-2039	7,000,000	8,070,510
M-S-R Energy Authority California Gas Series C (Utilities Revenue)	6.13	11-1-2029	1,000,000	1,102,350
M-S-R Energy Authority California Gas Series C (Utilities Revenue)	7.00	11-1-2034	7,255,000	8,809,747
Merced CA City School District CAB (GO, National Insured) ¤	0.00	8-1-2024	1,375,000	842,064
Modesto CA High School District CAB Series A (GO, National Insured) ¤	0.00	8-1-2024	2,215,000	1,403,313
Montebello CA Unified School District CAB Election of 1998 (GO, National Insured) ¤	0.00	8-1-2024	1,130,000	673,955
Montebello CA Unified School District CAB Election of 1998 (GO, National Insured) ¤	0.00	8-1-2025	2,335,000	1,293,847
Montebello CA Unified School District CAB Election of 1998 (GO, National Insured) ¤	0.00	8-1-2027	2,775,000	1,317,404
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,000,000	2,158,600
Newark CA Unified School District CAB Election of 1997 Series D (GO, AGM Insured) ¤	0.00	8-1-2026	1,770,000	938,419
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.81	7-1-2019	9,865,000	9,083,889
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.90	7-1-2027	39,160,000	32,585,036
Oak Grove CA School District CAB Series A (GO) ¤	0.00	8-1-2027	6,250,000	3,225,938
Oak Grove CA School District CAB Series A (GO) ¤	0.00	8-1-2029	6,650,000	2,995,493
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	6.13	8-1-2029	5,000,000	5,351,700
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	6.50	8-1-2024	1,000,000	1,127,940

3

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Oakland CA Unified School District Election of 2012 (GO)	6.63%	8-1-2038	$5,000,000	$5,269,150
Ontario Montclair CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2028	1,500,000	711,600
Ontario Montclair CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2030	2,000,000	823,560
Palo Alto CA Unified School District CAB Election of 2008 (GO) ¤	0.00	8-1-2031	8,525,000	3,801,212
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2025	2,000,000	1,212,860
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2027	1,720,000	887,778
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2028	2,420,000	1,173,240
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2029	3,345,000	1,506,755
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2032	1,740,000	631,951
Paramount CA RDA Project Area 1 (Tax Revenue, National Insured) ¤	0.00	8-1-2026	9,500,000	4,447,045
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2027	2,095,000	1,058,185
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2028	4,450,000	2,104,850
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2029	4,520,000	1,957,928
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2030	6,725,000	2,732,906
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2031	2,185,000	832,048
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2032	2,000,000	733,580
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2033	4,295,000	1,472,240
Port Hueneme CA Redevelopment Agency Central Community Project (Tax Revenue, Ambac Insured)	5.50	5-1-2014	320,000	322,365
Porterville CA Unified School Facilities Improvement District CAB Election of 2002 Series A (GO, National Insured) ¤	0.00	8-1-2025	1,445,000	786,037
Rialto CA Unified School District CAB Series A (GO, National Insured) ¤	0.00	6-1-2025	10,535,000	5,787,824
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGM Insured)	5.88	8-1-2037	2,275,000	2,414,071
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	5,420,000	6,070,346
San Bernardino CA Unified School District CAB Series D (GO, AGM Insured) ¤	0.00	8-1-2035	5,900,000	1,670,880
San Bernardino CA Unified School District CAB Series D (GO, AGM Insured) ¤	0.00	8-1-2036	5,000,000	1,323,350
San Bernardino CA Unified School District Election of 2012 Series A (GO, AGM Insured)	5.00	8-1-2031	1,100,000	1,131,801
San Bernardino CA Unified School District Series A (GO, AGM Insured)	5.00	8-1-2026	1,100,000	1,192,169
San Bernardino CA Unified School District Series A (GO, AGM Insured)	5.00	8-1-2028	1,250,000	1,319,513
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	1,040,000	1,138,384
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	2,000,000	2,226,540
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12-1-2021	2,585,000	2,922,704
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12-1-2022	2,500,000	2,799,450
San Diego CA Community College Election of 2002 (GO)	5.00	8-1-2030	6,000,000	6,596,340
San Diego CA Unified School District CAB Series A (GO) ¤	0.00	7-1-2027	2,350,000	1,231,377
San Diego CA Unified School District CAB Series A (GO) ¤	0.00	7-1-2028	2,800,000	1,363,012
San Diego CA Unified School District CAB Series A (GO) ¤	0.00	7-1-2029	1,830,000	827,782
San Diego CA Unified School District CAB Series A (GO) ¤	0.00	7-1-2030	3,085,000	1,299,063
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2030	2,750,000	1,157,998
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2031	2,000,000	784,720
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2032	1,500,000	547,230
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2033	1,000,000	339,790
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2034	2,000,000	633,140
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2035	1,500,000	440,775
San Francisco CA Bay Area Toll Authority Series A (Transportation Revenue) ±	1.32	4-1-2036	28,000,000	27,454,280

4

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

San Francisco CA City & County Airports Commission AMT Second Series F (Airport Revenue)	5.00%	5-1-2029	$2,000,000	$2,061,000
Santa Ana CA Finance Authority Police Administrative & Holding Facilities Project Series A (Miscellaneous Revenue, National Insured)	6.25	7-1-2015	300,000	322,437
Santa Ana CA Unified School District CAB Election of 1999 Series B (GO, National Insured) ¤	0.00	8-1-2026	2,515,000	1,386,243
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue) ±	1.65	11-1-2038	6,000,000	4,768,920
Stockton CA Unified School District Election of 2008 Series D (GO, AGM Insured) ¤	0.00	8-1-2036	6,420,000	1,680,435
Student Education Loan Marketing Corporation California Series IV D1 (Education Revenue)	5.88	1-1-2018	4,975,000	4,203,825
Sylvan CA Unified School District CAB (GO, AGM Insured) ¤	0.00	8-1-2037	1,085,000	268,830
Tahoe-Truckee CA Unified School District CAB #2-A (GO, National Insured) ¤	0.00	8-1-2024	2,965,000	1,862,583
Union Elementary School District California CAB Series A (GO, National Insured) ¤	0.00	9-1-2024	2,800,000	1,794,996
Upland CA Unified School District CAB Election of 2008 Series C (GO) ¤	0.00	8-1-2032	3,000,000	1,063,920
West Contra Costa CA Unified School District 2005 CAB Series C (GO, AGM Insured) ¤	0.00	8-1-2029	3,000,000	1,286,220
West Contra Costa CA Unified School District 2005 CAB Series D-2 (GO, AGM Insured) ¤	0.00	8-1-2036	20,700,000	5,402,079
West Contra Costa CA Unified School District 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2028	6,355,000	3,001,721
West Contra Costa CA Unified School District 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2029	1,690,000	740,389
West Contra Costa CA Unified School District 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2032	10,000,000	3,585,600
Wiseburn CA School District CAB Election of 2010 Series B (GO, AGM Insured) ¤	0.00	8-1-2034	2,000,000	630,800

				481,460,414

Colorado : 2.23%

Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2020	9,910,000	7,628,718
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2022	4,500,000	3,065,580
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	2,200,000	2,421,232
Colorado ECFA Charter School Banning Lewis (Education Revenue) 144A	6.13	12-15-2035	4,185,000	3,823,039
Colorado ECFA Charter School Community Leadership (Education Revenue)	5.75	7-1-2019	1,025,000	1,032,083
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	295,000	304,933
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	7.25	10-1-2039	500,000	526,780
Colorado ECFA Community Leadership Academy Incorporated Second Campus Project (Education Revenue)	7.00	8-1-2033	1,330,000	1,345,827
Colorado ECFA Twin Peaks Charter Academy (Miscellaneous Revenue)	6.50	3-15-2043	1,290,000	1,362,150
Colorado ECFA Union Colony Charter School Project (Education Revenue) 144A	5.75	12-1-2037	4,100,000	3,423,254
Colorado Health Facilities Authority Catholic Health Initiatives Series D1 (Health Revenue)	6.25	10-1-2033	4,000,000	4,534,640
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.25	12-15-2020	475,000	504,327
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.75	12-15-2025	455,000	480,257
Colorado PFA Charter School Highline Academy Project (Education Revenue)	7.38	12-15-2040	4,010,000	4,262,710
Colorado Public Authority for Energy Natural Gas Purchase Project (Utilities Revenue)	5.75	11-15-2018	2,075,000	2,310,471

5

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)

Denver CO Health & Hospital Authority Health Care Series A (Health Revenue)	5.00%	12-1-2017	$3,655,000	$3,967,210
Denver CO Health & Hospital Authority Health Care Series A (Health Revenue)	5.00	12-1-2020	3,730,000	3,930,450
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series A (Airport Revenue)	5.15	5-1-2017	1,365,000	1,396,409
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.05	5-1-2015	210,000	213,673
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.25	5-1-2020	290,000	297,163
Public Authority for Colorado Energy (Utilities Revenue)	6.13	11-15-2023	5,237,000	6,061,199
Regional Transportation District of Colorado COP Series A (Miscellaneous Revenue)	5.00	6-1-2023	5,500,000	6,229,575
University of Colorado Hospital Authority Series A (Health Revenue)	5.00	11-15-2036	6,000,000	6,087,480

				65,209,160

Connecticut : 0.73%

Connecticut HEFA Eastern Connecticut Health Network Series A (Health Revenue, Radian Insured)	6.38	7-1-2016	700,000	701,974
Connecticut HFA Special Needs Housing Series 2 (Health Revenue, Ambac Insured)	5.25	6-15-2022	1,840,000	1,846,219
Connecticut Series A (Miscellaneous Revenue) ±	1.17	4-15-2019	4,050,000	4,102,124
Connecticut Series A (Miscellaneous Revenue) ±	1.32	4-15-2020	5,900,000	6,046,202
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (Resource Recovery Revenue)	5.50	1-1-2014	1,975,000	1,976,699
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (Resource Recovery Revenue)	5.50	1-1-2015	5,235,000	5,239,502
Hamden CT BAN (GO)	5.00	8-15-2026	1,235,000	1,309,779
New Haven CT Escrowed to Maturity Series C (GO, National Insured)	5.00	11-1-2019	5,000	5,208

				21,227,707

Delaware : 0.08%

Kent County DE Charter School Incorporated Project (Education Revenue)	7.38	5-1-2037	2,110,000	2,295,300

District of Columbia : 0.48%

District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	5,645,000	5,953,217
District of Columbia Children’s Research Center (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.30	4-1-2038	5,935,000	5,935,000
District of Columbia Water & Sewer Authority Public Utilities Series A (Water & Sewer Revenue)	6.00	10-1-2035	2,000,000	2,230,800

				14,119,017

Florida : 3.05%

Broward County FL Professional Sports Facilities Project Series A (Tax Revenue, Ambac Insured)	5.00	9-1-2021	2,200,000	2,385,790
Championsgate FL Community Development District Capital Improvement Series A (Miscellaneous Revenue)	6.25	5-1-2020	1,715,000	1,594,933
CityPlace Community Development District Florida (Miscellaneous Revenue)	5.00	5-1-2022	1,000,000	1,096,430
CityPlace Community Development District Florida (Miscellaneous Revenue)	5.00	5-1-2026	2,000,000	2,101,180
Collier County FL School Board Refunding COP (Miscellaneous Revenue, AGM Insured)	5.25	2-15-2021	1,000,000	1,155,550
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2031	1,155,000	1,202,009
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2032	1,465,000	1,516,861

6

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)

Florida Development Finance Corporation Renaissance Charter School Project Series A (Education Revenue)	5.50%	6-15-2022	$1,240,000	$1,187,759
Florida Development Finance Corporation Renaissance Charter School Project Series A (Education Revenue)	6.00	9-15-2040	6,640,000	5,979,851
Florida Housing Finance Corporation Journet Place Apartments Series 1 (Housing Revenue)	7.60	12-15-2047	825,000	890,670
Florida Housing Finance Corporation Villa Capri Phase III (Housing Revenue)	7.60	12-15-2042	2,805,000	2,893,722
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured) ±	4.75	12-1-2015	110,000	110,259
Heritage Harbor FL Community Development District (Miscellaneous Revenue)	7.75	5-1-2023	505,000	446,309
Hollywood FL Community Redevelopment Agency (IDR)	5.13	3-1-2014	740,000	747,859
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	2,500,000	2,138,450
Indigo FL Community Development District Series C (Miscellaneous Revenue) (i)	1.40	5-1-2030	2,629,549	1,242,567
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2025	530,000	557,221
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2028	1,195,000	1,216,474
Lakeside Plantation FL Community Development District Series A (Miscellaneous Revenue)	6.95	5-1-2031	1,306,508	1,283,030
Marshall Creek FL Community Development District (Miscellaneous Revenue)	6.63	5-1-2032	2,610,000	2,201,378
Marshall Creek FL Community Development District Series A (Miscellaneous Revenue)	7.65	5-1-2032	1,680,000	1,679,933
Martin County FL IDA (IDR)	3.95	12-15-2021	5,500,000	4,932,455
Miami Beach FL Health Facilities Authority (Health Revenue)	6.75	11-15-2029	4,125,000	4,314,255
Miami-Dade County FL Educational Facilities University of Miami Series A (Education Revenue)	5.75	4-1-2028	1,200,000	1,285,668
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	0.79	10-13-2023	10,000,000	10,000,000
Miami-Dade County FL Seaport Revenue AMT Series B (Airport Revenue)	6.25	10-1-2038	5,000,000	5,317,200
Miami-Dade County FL Seaport Revenue Bond Series B (Airport Revenue)	6.00	10-1-2033	500,000	525,320
Palm Beach County FL Public Improvement Series 2 (Miscellaneous Revenue)	5.38	11-1-2028	2,000,000	2,253,620
Saint Petersburg FL Health Facilities Authority All Children’s Project Series A (Health Revenue)	6.50	11-15-2039	5,500,000	6,002,920
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	6.20	11-15-2026	2,170,000	2,189,682
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	7.38	11-15-2041	3,525,000	3,753,526
Seminole Tribe Florida Gaming Division Series A (Miscellaneous Revenue) 144A	5.13	10-1-2017	4,450,000	4,623,061
South Miami FL Health Facilities Baptist Health (Health Revenue)	5.00	8-15-2023	2,810,000	3,123,652
St. John’s County FL IDA Health Care Glenmoor Project Series B (Health Revenue) ±(s)	7.88	1-1-2041	1,000,000	470,200
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2020	2,020,000	2,088,801
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2021	2,140,000	2,212,888
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2022	2,265,000	2,323,460

				89,044,943

Georgia : 1.13%

Atlanta GA Development Authority TUFF Advanced Technology Development Center Project Series A (IDR)	5.63	7-1-2018	2,640,000	2,647,418
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A (Education Revenue)	6.38	7-1-2025	2,370,000	2,328,454

7

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Georgia (continued)

Forsyth County GA Hospital Authority Georgia Baptist Health Care System Project (Health Revenue)	6.38%	10-1-2028	$465,000	$572,945
Georgia Municipal Association COP City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2016	2,175,000	2,181,764
Georgia Municipal Association COP City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2017	2,220,000	2,226,127
Georgia Municipal Association COP City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2018	2,500,000	2,506,025
Georgia Municipal Electric Authority Power Series EE (Utilities Revenue, Ambac Insured)	7.25	1-1-2024	400,000	536,876
Georgia Private Colleges & Universities Authority Series A (Education Revenue)	5.25	10-1-2027	2,000,000	2,084,180
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.00	3-15-2022	4,675,000	5,082,660
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2022	3,230,000	3,591,728
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2027	5,060,000	5,359,501
Richmond County GA Development Authority Student Housing Facilities Augusta State University LLC Project Series A (Education Revenue)	5.38	2-1-2025	3,870,000	3,936,409

				33,054,087

Guam : 0.48%

Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11-1-2040	11,300,000	12,276,885
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2019	450,000	447,305
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (Housing Revenue, FHLMC Insured)	5.75	9-1-2031	60,000	63,506
Guam International Airport Authority Series C (Airport Revenue, AGM Insured)	6.13	10-1-2043	1,250,000	1,276,700

				14,064,396

Hawaii : 0.10%

Hawaii Series DZ (GO)	5.00	12-1-2031	2,700,000	2,931,498

Idaho : 0.59%

Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	6,300,000	6,934,914
Idaho Health Facilities Authority Trinity Health Credit Group Series B (Health Revenue)	6.25	12-1-2033	3,000,000	3,393,540
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	5.75	12-1-2032	500,000	467,485
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	150,000	147,972
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	730,000	639,779
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	1,365,000	1,171,702
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	500,000	488,015
Idaho Housing & Finance Association North Star Charter School Project Series A (Education Revenue)	9.50	7-1-2039	2,500,000	1,874,850
Idaho Housing & Finance Association Series A (Education Revenue)	6.13	7-1-2038	1,500,000	1,468,965
Idaho Housing & Finance Association Series H2 (Housing Revenue, FHA/VA Insured)	6.15	1-1-2028	35,000	35,105
Idaho Housing & Finance Association SFHR Series B-2 (Housing Revenue)	6.00	7-1-2014	90,000	91,491
Idaho Housing & Finance Association SFHR Series D (Housing Revenue)	6.30	7-1-2025	420,000	420,731

				17,134,549

8

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois : 14.21%

Aurora IL Series B (Tax Revenue)	5.85%	12-30-2013	$1,775,000	$1,786,094
Chicago IL Board of Education CAB City Colleges (GO, National Insured) ¤	0.00	1-1-2025	5,000,000	2,642,000
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00	12-1-2023	7,850,000	4,524,348
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00	12-1-2020	1,000,000	724,580
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2030	39,000,000	12,902,370
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2028	15,390,000	6,028,263
Chicago IL Board of Education CAB Series A (GO, AGM Insured)	5.00	12-1-2042	30,000,000	26,563,800
Chicago IL Board of Education Series A (GO, National Insured) ¤	0.00	12-1-2027	10,990,000	4,640,857
Chicago IL Board of Education Series B (GO, Ambac Insured)	5.00	12-1-2023	500,000	507,095
Chicago IL Board of Education Series D (GO, AGM Insured)	5.00	12-1-2025	1,405,000	1,425,471
Chicago IL CAB Project & Refunding Series A (GO, National Insured)	5.56	1-1-2021	3,060,000	3,226,250
Chicago IL CAB Project & Refunding Series C (GO, AGM Insured) ¤	0.00	1-1-2026	7,360,000	3,652,842
Chicago IL CAB Series A (GO, National Insured) ¤	0.00	1-1-2027	3,955,000	1,772,196
Chicago IL CAB Series A (GO, National Insured) ¤	0.00	1-1-2028	5,515,000	2,287,677
Chicago IL CAB Series A (GO, National Insured) ¤	0.00	1-1-2029	4,080,000	1,565,455
Chicago IL O’Hare International Airport (Airport Revenue, AGM Insured)	5.50	1-1-2043	4,530,000	4,523,024
Chicago IL O’Hare International Airport (Airport Revenue)	5.75	1-1-2038	7,500,000	7,542,000
Chicago IL O’Hare International Airport (Airport Revenue)	5.75	1-1-2043	4,500,000	4,499,550
Chicago IL Park District Limited Tax Series A (Tax Revenue)	5.75	1-1-2038	6,715,000	6,999,582
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2028	9,550,000	9,584,858
Chicago IL Series C (GO)	5.00	1-1-2034	24,000,000	22,683,360
Chicago IL Wastewater Transmission Project (Water & Sewer Revenue)	5.00	1-1-2027	4,000,000	4,064,600
Cook County IL Series C (GO)	5.00	11-15-2027	325,000	330,912
Cook County IL Series C (GO)	5.00	11-15-2028	3,455,000	3,459,492
Cook County IL Series G (GO)	5.00	11-15-2028	27,000,000	27,028,350
DeKalb-Kane-Lasalle Counties IL Kishwaukee Community College District #523 Series B (GO) ¤	0.00	2-1-2019	500,000	440,280
DuPage County IL Community Unit School District #46 School Building (GO, Ambac Insured) ¤	0.00	1-1-2023	23,450,000	16,152,360
Illinois (GO, Ambac Insured)	5.00	4-1-2020	5,905,000	6,079,020
Illinois (GO)	5.00	1-1-2022	1,885,000	1,933,690
Illinois (GO)	5.00	1-1-2023	1,000,000	1,019,330
Illinois (GO, Ambac Insured)	5.00	4-1-2024	1,830,000	1,841,895
Illinois (Tax Revenue)	5.00	6-15-2024	7,000,000	7,854,770
Illinois (Miscellaneous Revenue)	5.00	8-1-2025	4,000,000	4,095,400
Illinois (GO, Ambac Insured)	5.00	4-1-2027	7,585,000	7,497,014
Illinois (GO, Ambac Insured)	5.00	4-1-2028	6,705,000	6,609,856
Illinois (GO)	5.00	4-1-2028	3,685,000	3,632,710
Illinois (GO)	5.50	1-1-2030	2,900,000	3,103,290
Illinois (Miscellaneous Revenue)	5.50	7-1-2038	2,500,000	2,483,050
Illinois Development Finance Authority Balance Community Rehabilitation Series A (Health Revenue) (s)	7.88	7-1-2020	99,285	71,054
Illinois Finance Authority Advocate Healthcare Network Series D (Health Revenue)	6.50	11-1-2038	5,415,000	6,087,381
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2018	1,325,000	1,492,003
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2020	1,465,000	1,642,265
Illinois Finance Authority Charter School Series A (Education Revenue)	7.13	10-1-2041	3,300,000	3,623,829
Illinois Finance Authority Charter Schools Series A (Education Revenue)	6.88	10-1-2031	1,990,000	2,171,607
Illinois Finance Authority Lutheran Home and Services Project (Health Revenue)	3.00	5-15-2014	1,000,000	995,630
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	930,000	945,485

9

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Illinois Finance Authority New Money Community Rehabilitation Series A (Health Revenue)	5.35%	7-1-2027	$305,000	$240,755
Illinois Finance Authority Northwestern Memorial Hospital Project Series A (Health Revenue)	6.00	8-15-2039	5,000,000	5,593,300
Illinois Finance Authority Student Housing (Education Revenue)	5.13	10-1-2020	5,000,000	5,092,700
Illinois Finance Authority Student Housing Illinois State University (Education Revenue)	6.75	4-1-2031	8,000,000	8,527,120
Illinois Finance Authority University of Chicago Series B (Education Revenue)	6.25	7-1-2038	3,115,000	3,427,435
Illinois Housing Development Authority Series A-1 (Housing Revenue, GNMA Insured)	5.80	12-20-2041	2,290,000	2,321,946
Illinois Junior Obligation (Tax Revenue)	5.00	6-15-2025	10,000,000	11,065,100
Illinois Junior Obligation (Tax Revenue)	5.00	6-15-2026	12,050,000	13,151,973
Illinois Metropolitian Pier Exposition Authority CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2032	4,000,000	1,311,600
Illinois Series 1 (GO, National Insured)	6.00	11-1-2026	3,000,000	3,361,140
Illinois Series A (GO)	4.00	9-1-2019	5,000,000	5,206,050
Illinois Series A (Tax Revenue)	4.00	1-1-2021	1,250,000	1,278,400
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2021	7,595,000	5,522,476
Kane & DeKalb County IL Community Unit School District #302 School Building (GO, AGM Insured)	5.50	2-1-2025	1,265,000	1,384,239
Kane & DeKalb County IL Community Unit School District #302 School Building (GO, AGM Insured)	5.50	2-1-2026	3,610,000	3,920,641
Kendall Kane & Will County IL CAB District #308 (GO, AGM Insured) ¤	0.00	2-1-2026	5,050,000	2,741,090
Kendall Kane & Will County IL CAB District #308 (GO, AGM Insured) ¤	0.00	2-1-2027	12,050,000	6,043,075
Lake County IL Community Consolidated School District #38 CAB (GO, Ambac Insured) ¤	0.00	2-1-2024	5,385,000	3,146,456
Lake County IL School District #24 Millburn CAB (GO, National Insured) ¤	0.00	1-1-2024	2,000,000	1,229,760
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2016	1,115,000	1,032,858
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2017	455,000	405,159
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2018	4,075,000	3,465,136
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2019	675,000	543,051
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2020	1,250,000	949,550
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2021	990,000	707,395
Lake County IL Township High School District #126 Zion-Benton CAB (GO, National Insured) ¤	0.00	2-1-2020	910,000	723,304
McHenry & Kane Counties IL Community Consolidated School District #158 (GO)	5.63	1-15-2032	2,500,000	2,665,925
McHenry & Kane Counties IL Community Consolidated School District #158 Huntley CAB (GO, National Insured) ¤	0.00	1-1-2019	765,000	687,284
McHenry & Kane Counties IL Community School District #158 CAB (GO, AGM/FGIC Insured) ¤	0.00	1-1-2023	1,905,000	1,295,610
McHenry & Kane Counties IL Community School District #158 CAB (GO, National Insured) ¤	0.00	1-1-2021	2,100,000	1,734,999
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2024	6,850,000	4,071,161
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2025	15,360,000	8,692,685
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2025	6,600,000	3,630,198
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B (Tax Revenue, National Insured) ¤	0.00	6-15-2029	20,400,000	8,554,332
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B-1 (Tax Revenue, AGM Insured) ¤	0.00	6-15-2027	7,400,000	3,586,706
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series PJ (Tax Revenue, National Insured) ¤	0.00	6-15-2028	29,980,000	13,535,970
Regional Transportation Authority Illinois (Tax Revenue, AGM Insured)	5.75	6-1-2023	400,000	475,808

10

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Sangamon County IL School District #186 COP Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88%	8-15-2018	$2,810,000	$2,687,737
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	2,525,000	1,980,560
Southwestern Illinois Development Finance Authority Local Government Program Collinsville Limited (Tax Revenue)	5.35	3-1-2031	1,000,000	713,420
Springfield IL Senior Lien Notes (Utilities Revenue, National Insured)	5.00	3-1-2024	1,425,000	1,463,518
Tazewell County IL School District #51 (GO, National Insured)	9.00	12-1-2023	500,000	721,790
Town of Cicero IL Series A (GO, Syncora Guarantee Incorporated Insured)	5.25	1-1-2016	2,000,000	2,083,260
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2025	765,000	457,623
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2026	2,355,000	1,303,893
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2027	2,435,000	1,260,307
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	4-1-2038	14,000,000	15,389,780
Will County IL Community Unified School District #201 U Crete-Monee CAB (GO, National Insured) ¤	0.00	11-1-2023	1,500,000	984,855

				415,106,075

Indiana : 1.50%

Indiana Finance Authority Environmental Duke Energy Series B (IDR)	6.00	8-1-2039	2,000,000	2,172,640
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (IDR)	5.00	7-1-2035	14,970,000	13,900,543
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (IDR)	5.00	7-1-2040	18,370,000	16,383,468
Indiana HEFA Clarian Health Series B (Health Revenue)	5.00	2-15-2022	3,050,000	3,280,184
Indiana HEFA Community Foundation of Northwest Indiana (Health Revenue)	5.50	3-1-2027	2,000,000	2,076,560
Indianapolis IN Local Public Improvement Bond Bank Airport Authority Project Series F (Miscellaneous Revenue, Ambac Insured)	5.00	1-1-2023	2,750,000	2,932,270
Zionsville IN Community School Building Corporation CAB Series B (Miscellaneous Revenue) ¤	0.00	7-15-2028	3,030,000	1,574,267
Zionsville IN Community School Building Corporation CAB Series B (Miscellaneous Revenue) ¤	0.00	1-15-2029	3,020,000	1,502,027

				43,821,959

Iowa : 0.32%

Iowa Finance Authority Midwestern Disaster Area Revenue Fertilizer Company Project (IDR)	5.50	12-1-2022	9,800,000	9,443,966

Kansas : 0.49%

Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A2 (Housing Revenue, GNMA Insured)	6.70	6-1-2029	140,000	141,921
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A5 (Housing Revenue, GNMA/FNMA Insured)	5.70	12-1-2036	405,000	422,759
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien CAB Series A (Tax Revenue) ¤	0.00	6-1-2021	20,610,000	13,718,634

				14,283,314

Kentucky : 0.43%

Kentucky EDFA Balance Norton Series B (Health Revenue, National Insured) ¤	0.00	10-1-2028	4,845,000	2,203,894
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2024	9,260,000	5,620,264

11

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Kentucky (continued)

Kentucky EDFA Unrefunded Balance Norton Series C (Health Revenue, National Insured)	5.95%	10-1-2017	$4,580,000	$4,645,998

				12,470,156

Louisiana : 1.81%

Louisiana Local Government Environmental Facilities (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2018	2,415,000	2,388,483
Louisiana Public Facilities Authority Dock & Impala Warehousing LLC Project (Miscellaneous Revenue)	6.50	7-1-2036	9,500,000	8,739,905
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.50	5-15-2028	3,250,000	3,404,180
New Orleans LA (GO, FGIC Insured)	5.50	12-1-2021	1,700,000	1,921,425
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	6,500,000	7,178,275
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	5.75	6-1-2018	770,000	881,673
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	6.00	6-1-2019	320,000	373,376
Tobacco Settlement Financing Corporation Louisiana Series A (Tobacco Revenue)	5.00	5-15-2025	12,500,000	13,076,250
Tobacco Settlement Financing Corporation Louisiana Series A (Tobacco Revenue)	5.50	5-15-2029	10,000,000	10,388,300
Tobacco Settlement Financing Corporation Louisiana Series A (Tobacco Revenue)	5.50	5-15-2030	4,500,000	4,598,550

				52,950,417

Maine : 0.30%

Maine Educational Loan Authority Student Loan Series A-3 Class A (Education Revenue, AGM Insured)	5.88	12-1-2039	8,195,000	8,652,117

Maryland : 0.11%

Howard County MD COP Agricultural Land Preservation #90-23 Series A (Miscellaneous Revenue)	8.00	8-15-2020	299,000	390,419
Maryland CDA Department of Housing & Community Development Series A (Housing Revenue)	5.50	7-1-2022	1,000,000	1,001,250
Maryland CDA Department of Housing & Community Development Series A (Miscellaneous Revenue)	5.88	7-1-2021	355,000	355,596
Maryland CDA Department of Housing & Community Development Series B (Housing Revenue)	5.50	9-1-2031	195,000	195,753
Maryland Energy Finance Administration Recycling Office Paper Systems Project Series A (IDR)	7.50	9-1-2015	1,225,000	1,243,351

				3,186,369

Massachusetts : 2.05%

Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2031	2,150,000	2,465,814
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	3,900,000	4,436,055
Massachusetts Educational Finance Authority Series B (Education Revenue)	5.38	1-1-2020	2,910,000	3,176,614
Massachusetts Educational Finance Authority Series E (Education Revenue, Ambac Insured)	5.30	1-1-2016	1,315,000	1,319,011
Massachusetts Educational Finance Authority Series I (Education Revenue)	6.00	1-1-2028	2,910,000	3,098,568
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2020	6,000,000	6,531,240
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2021	3,000,000	3,226,170
Massachusetts Housing Finance Agency MFHR Series F (Housing Revenue)	5.13	12-1-2034	100,000	100,007

12

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Massachusetts (continued)

Massachusetts School Building Authority Senior Series A (Tax Revenue)	5.00%	5-15-2038	$33,855,000	$35,623,247

				59,976,726

Michigan : 5.34%

Detroit MI City School District (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2019	5,900,000	6,088,800
Detroit MI Distribution of State Aid (GO)	5.00	11-1-2030	2,855,000	2,695,006
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2018	3,050,000	2,269,719
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2019	3,050,000	2,122,282
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	2,070,000	1,351,441
Detroit MI Sewage Disposal System Refunding Revenue Senior Lien Series C-1 (Water & Sewer Revenue, NATL-RE, FGIC Insured)	6.50	7-1-2024	1,915,000	1,946,368
Detroit MI Sewage Disposal System Revenue Second Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	5,000,000	4,954,450
Detroit MI Sewage Disposal System Revenue Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.25	7-1-2016	2,235,000	2,264,502
Detroit MI Sewer Disposal System (Water & Sewer Revenue, AGM/FGIC Insured)	5.50	7-1-2029	750,000	749,933
Detroit MI Sewer Disposal System Refunding Balance Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.50	7-1-2033	16,985,000	18,215,393
Detroit MI Water & Sewage Department Disposal System Series A (Water & Sewer Revenue)	5.25	7-1-2027	3,330,000	3,174,422
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	3,225,000	3,135,700
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2023	3,340,000	3,232,085
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2024	3,650,000	3,523,126
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	2,000,000	1,925,840
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2026	2,080,000	1,998,298
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	3,085,000	3,056,464
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	1,550,000	1,507,081
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	9,675,000	10,153,429
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.25	7-1-2019	2,540,000	2,509,926
Detroit MI Water Supply System Senior Lien Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2023	1,510,000	1,474,606
Detroit MI Water Supply System Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2024	250,000	241,310
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2026	1,075,000	1,131,008
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2027	1,325,000	1,378,530
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2028	1,450,000	1,497,908
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2029	1,350,000	1,383,008
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2030	1,775,000	1,811,530
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2031	1,425,000	1,443,354
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2032	1,000,000	1,009,060
Livonia MI Public Schools School District Building & Site Series I (GO, AGM Insured)	5.00	5-1-2036	3,000,000	3,020,310
Michigan Finance Authority Limited Obligation Holly Academy (Education Revenue)	6.50	10-1-2020	205,000	217,148
Michigan Finance Authority Limited Obligation Holly Academy (Education Revenue)	8.00	10-1-2040	1,175,000	1,293,628
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	7.50	12-1-2020	445,000	469,342
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.00	12-1-2030	1,135,000	1,183,692
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.25	12-1-2039	2,220,000	2,325,672

13

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)

Michigan Finance Authority Public School Academy Old Redford Series A (Education Revenue)	5.90%	12-1-2030	$2,000,000	$1,849,500
Michigan Finance Authority Public School Academy University Learning (Education Revenue)	5.25	11-1-2015	135,000	138,667
Michigan Finance Authority Public School Academy University Learning (Education Revenue)	6.25	11-1-2020	440,000	464,666
Michigan Finance Authority Series A (Health Revenue)	5.00	1-1-2040	2,190,000	2,149,003
Michigan Finance Authority Sparrow Hospital Obligation Group (Health Revenue)	5.00	11-15-2036	2,000,000	1,956,960
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2016	175,000	163,525
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	150,000	139,533
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2017	550,000	580,030
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	4.25	12-1-2016	2,770,000	2,856,175
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2015	1,480,000	1,550,566
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2017	2,475,000	2,605,185
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2023	1,185,000	1,183,981
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.63	5-1-2016	1,000,000	988,550
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.75	5-1-2017	450,000	438,345
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.00	5-1-2019	100,000	94,104
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	6,300,000	5,437,719
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2017	315,000	283,607
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2019	75,000	61,382
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2020	155,000	120,396
Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue)	8.75	9-1-2039	3,500,000	1,837,360
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	3,745,000	1,966,237
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue)	8.50	9-1-2029	1,500,000	787,605
Michigan Public Educational Facilities Authority Limited Obligation Crescent (Education Revenue, Qualified School Board Loan Fund Insured)	7.00	10-1-2036	1,195,000	1,142,540
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue)	6.25	10-1-2023	845,000	794,182
Michigan Public Educational Facilities Authority Madison Academy Project (Education Revenue)	8.38	12-1-2030	2,085,000	2,221,797
Michigan Public Educational Facilities Authority Madison Academy Project (Education Revenue)	8.63	12-1-2039	4,170,000	4,463,318
Michigan State Hospital Finance Authority Trinity Health Series A (Health Revenue)	5.00	12-1-2014	500,000	525,785
Michigan Strategic Fund Limited Detroit Education (Utilities Revenue)	5.63	7-1-2020	1,200,000	1,403,208
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	4,505,000	3,906,466
Star International Academy Michigan (Miscellaneous Revenue)	2.40	3-1-2014	140,000	139,840
Star International Academy Michigan (Miscellaneous Revenue)	2.90	3-1-2015	100,000	99,805
Star International Academy Michigan (Miscellaneous Revenue)	3.15	3-1-2016	200,000	199,120
Star International Academy Michigan (Miscellaneous Revenue)	3.40	3-1-2017	100,000	99,615
Star International Academy Michigan (Miscellaneous Revenue)	5.00	3-1-2022	1,350,000	1,340,793
Wayne County MI Airport Authority (Airport Revenue, National Insured)	4.50	12-1-2025	9,050,000	9,052,896
Wayne County MI Airport Authority Junior Lien (Airport Revenue, National Insured)	5.00	12-1-2016	1,115,000	1,225,887

14

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)

Wayne County MI Detroit School District School Building & Site Improvement Project Series A (GO, AGM/Qualified School Board Loan Fund Insured)	5.25%	5-1-2030	$5,000,000	$5,038,400

				156,061,119

Minnesota : 0.42%

Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00	8-1-2038	750,000	769,943
Laurentian Energy Authority I LLC Minnesota Series A (Utilities Revenue)	5.00	12-1-2013	1,715,000	1,711,313
Laurentian Energy Authority I LLC Minnesota Series A (Utilities Revenue)	5.00	12-1-2014	2,165,000	2,123,908
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.22	8-15-2037	6,875,000	6,875,000
St. Paul MN Housing & RDA Hmong College Preparatory Academy Project Series A (Miscellaneous Revenue)	5.00	9-1-2027	1,000,000	933,310

				12,413,474

Mississippi : 0.15%

Gulfport-Biloxi MS Regional Airport Authority Passenger Facilities Series A (Airport Revenue, ACA Insured)	5.00	10-1-2022	450,000	421,128
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.75	12-1-2030	500,000	606,460
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.75	12-1-2032	800,000	963,320
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.88	12-1-2040	2,000,000	2,381,800

				4,372,708

Missouri : 0.49%

Independence MO Thirty-Ninth Street Transportation District Improvement Development Road Improvement Project (Tax Revenue)	6.88	9-1-2032	4,600,000	4,535,094
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	2,685,000	2,723,449
Ozark MO COP Community Center Project (Miscellaneous Revenue)	5.00	9-1-2026	460,000	461,481
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00	6-1-2015	750,000	809,640
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00	6-1-2016	1,500,000	1,678,530
St. Louis MO IDA Convention Center Hotel (Miscellaneous Revenue, Ambac Insured) ¤	0.00	7-15-2019	2,475,000	2,003,810
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.25	7-1-2029	2,000,000	2,222,560

				14,434,564

Nebraska : 0.09%

Central Plains Energy Project Nebraska Project #3 (Utilities Revenue)	5.00	9-1-2027	2,575,000	2,566,992

Nevada : 0.97%

Clark County NV Airport Revenue Jet Aviation Fuel Tax Series A (Airport Revenue, Citibank NA LIQ) 144Aø	0.30	1-1-2018	11,250,000	11,250,000
Clark County NV Airport Revenue ROC RR-II-R 11823 (Airport Revenue, Citibank NA LIQ) 144Aø	0.30	1-1-2018	13,050,000	13,050,000
Henderson NV Health Care Facility Catholic Healthcare West Project Series A (Health Revenue)	5.63	7-1-2024	2,650,000	2,724,571
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2022	500,000	505,225
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2023	450,000	449,969

15

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Nevada (continued)

Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00%	6-1-2024	$325,000	$325,218

				28,304,983

New Hampshire : 0.05%

Manchester NH Housing & RDA CAB Series B (Miscellaneous Revenue, ACA Insured) ¤	0.00	1-1-2021	2,375,000	1,277,061
Manchester NH Housing & RDA CAB Series B (Miscellaneous Revenue, ACA Insured) ¤	0.00	1-1-2025	250,000	95,783

				1,372,844

New Jersey : 6.05%

New Jersey EDA (Miscellaneous Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ø	0.37	12-15-2020	10,565,000	10,565,000
New Jersey EDA Natural Gas Company Project Series C (Utilities Revenue, National Insured) ±	4.90	10-1-2040	5,680,000	5,796,667
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.67	3-1-2028	49,085,000	46,552,705
New Jersey EDA School Facilities Construction Series I (Miscellaneous Revenue) ±	1.62	9-1-2027	12,500,000	11,883,875
New Jersey EDA School Facilities Series C (Miscellaneous Revenue) ±	1.87	2-1-2018	3,000,000	3,067,530
New Jersey HEFAR Series 1 (Education Revenue)	5.00	12-1-2018	15,000,000	16,503,900
New Jersey HEFAR Series 1 (Education Revenue)	5.00	12-1-2020	10,205,000	11,219,581
New Jersey HEFAR Series A (Education Revenue)	5.63	6-1-2030	2,335,000	2,472,181
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	4.50	6-1-2023	4,455,000	4,171,707
New Jersey Transportation System CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	38,100,000	20,264,628
New Jersey Transportation System Series A (Miscellaneous Revenue, National Insured)	5.75	6-15-2025	10,000,000	11,949,400
New Jersey TTFA (Transportation Revenue)	6.00	12-15-2038	10,425,000	11,709,360
Rutgers NJ State University Series J (Education Revenue)	5.00	5-1-2033	5,000,000	5,353,550
Rutgers NJ State University Series L (Education Revenue)	5.00	5-1-2033	3,560,000	3,811,728
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2023	1,500,000	1,694,730
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2024	1,500,000	1,662,045
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2025	3,400,000	3,721,776
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2026	3,920,000	4,254,886

				176,655,249

New Mexico : 0.04%

New Mexico Mortgage Finance Authority SFMR Class I (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	1,025,000	1,100,245

New York : 7.15%

Genesee County NY IDA United Memorial Medical Center Project (Health Revenue)	4.75	12-1-2014	1,120,000	1,121,198
Hempstead Town NY Local Development The Academy Charter School Series A (Education Revenue)	8.25	2-1-2041	10,005,000	10,553,374
Metropolitan Transportation Authority New York Series 2008-C (Transportation Revenue)	6.50	11-15-2028	8,000,000	9,357,920
Metropolitan Transportation Authority New York Services Contract Series 7 (Miscellaneous Revenue)	5.63	7-1-2016	1,850,000	1,980,259
New York City NY Transitional Finance Authority Series E-1 (Tax Revenue)	5.00	2-1-2042	15,000,000	15,579,000
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	0.91	5-1-2018	3,205,000	3,185,450

16

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)

New York Dormitory Authority Series B (Tax Revenue)	5.75%	3-15-2036	$10,000,000	$11,182,700
New York Dormitory Authority Series E (Tax Revenue)	5.00	8-15-2038	5,000,000	5,194,200
New York Energy R&D Authority Brooklyn Union Gas Company Series B (Utilities Revenue) (x)	13.55	7-1-2026	4,300,000	4,340,076
New York Energy R&D Authority Linked SAVRS & Residual Interest Bonds Brooklyn (Utilities Revenue)	6.95	7-1-2026	2,600,000	2,612,116
New York IDA American Airlines JFK International Airport (IDR)	7.50	8-1-2016	5,120,000	5,303,501
New York Local Government Assistance Corporation Sub Lien Series A (Tax Revenue, AGM Insured) ±(m)(n)	0.08	4-1-2017	125,000	121,250
New York NY Municipal Water Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	6-15-2040	11,625,000	13,176,473
New York NY Municipal Water Finance Authority Series 2009-A (Water & Sewer Revenue)	5.75	6-15-2040	5,000,000	5,545,350
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Water & Sewer Revenue)	5.00	6-15-2038	37,150,000	38,379,665
New York NY Municipal Water Finance Authority Water & Sewer System Series DD (Water & Sewer Revenue)	5.00	6-15-2026	3,255,000	3,621,318
New York NY Series F-1 (GO)	5.00	3-1-2037	4,055,000	4,244,004
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4 (Miscellaneous Revenue)	5.75	1-15-2039	2,500,000	2,797,350
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I (Tax Revenue)	5.00	5-1-2033	5,395,000	5,776,480
New York Urban Development Corporation COP James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	16,000,000	16,079,040
New York Urban Development Corporation Series A (Tax Revenue)	5.00	3-15-2034	11,920,000	12,564,038
Niagara Falls NY Public Improvement Project (GO, National Insured)	7.50	3-1-2014	915,000	939,851
Niagara Falls NY Public Improvement Project (GO, National Insured)	7.50	3-1-2016	685,000	779,420
Niagara Falls NY Public Improvement Project (GO, National Insured)	7.50	3-1-2016	65,000	75,803
Port Authority of New York & New Jersey Special Obligation JFK International Airport Terminal 6 (Airport Revenue, National Insured)	5.75	12-1-2025	4,000,000	4,019,920
Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (IDR) ±144A	6.63	10-1-2035	15,020,000	15,020,601
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	4.50	6-1-2026	520,000	514,660
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	5.00	6-1-2025	500,000	519,945
Triborough Bridge & Tunnel Authority New York Various Refunding Sub Series AB (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.35	1-1-2019	14,175,000	14,175,000

				208,759,962

North Carolina : 0.64%

North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.50	1-1-2026	1,250,000	1,370,188
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue)	6.75	1-1-2024	2,000,000	2,350,440
North Carolina Medical Care Commission Health Care Facilities University Health System Series D (Health Revenue)	6.25	12-1-2033	8,500,000	9,495,605
North Carolina Medical Care Commission University Health System Eastern (Health Revenue)	6.00	12-1-2029	5,000,000	5,620,900

				18,837,133

Ohio : 1.52%

Akron OH Sewer System (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2016	1,500,000	1,618,905
Allen County OH Catholic Healthcare Series B (Health Revenue)	5.25	9-1-2027	3,825,000	4,073,319
Kings OH Local School District (GO, National/FGIC Insured)	7.50	12-1-2016	610,000	692,051
Kings OH Local School District (GO, National Insured)	7.50	12-1-2016	155,000	156,620
Montgomery County OH Hospital Kettering Medical Center (Health Revenue, National Insured)	6.25	4-1-2020	2,500,000	2,883,250
Ohio Enterprise Bond Toledo Series 2A (IDR)	5.50	12-1-2019	2,150,000	2,404,711
Ohio Municipal Electric Generation Agency Refunding Joint Venture 5 Certificates of Beneficial Interest (Utilities Revenue, Ambac Insured)	5.00	2-15-2018	4,020,000	4,085,446

17

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)

Ohio Turnpike Commission CAB Series A-4 (Transportation Revenue) ¤	0.00%	2-15-2034	$43,500,000	$26,615,040
River South Authority Ohio Revenue Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	1,900,000	1,801,789

				44,331,131

Oklahoma : 0.44%

Comanche County OK Independent School District #4 Geronimo (GO)	6.25	8-15-2014	2,144,789	2,195,792
McGee Creek Authority Oklahoma Water Revenue (Water & Sewer Revenue, State Street Bank & Trust Company LOC, National Insured)	6.00	1-1-2023	5,000,000	5,618,600
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, National Insured) ±(m)(n)	0.25	6-1-2019	5,350,000	5,162,750

				12,977,142

Oregon : 0.29%

Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	4,500,000	5,318,055
Klamath Falls OR Intercommunity Hospital Authority Sky Lakes Medical Center Project (Health Revenue)	5.00	9-1-2017	1,145,000	1,253,603
Klamath Falls OR Intercommunity Hospital Authority Sky Lakes Medical Center Project (Health Revenue)	5.00	9-1-2021	385,000	420,639
Klamath Falls OR Intercommunity Hospital Authority Sky Lakes Medical Center Project (Health Revenue)	5.00	9-1-2022	250,000	270,215
Western Generation Agency of Oregon Wauna Cogeneration Project Series B (Utilities Revenue)	5.00	1-1-2014	1,100,000	1,100,946

				8,363,458

Pennsylvania : 4.04%

Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.63	8-15-2039	5,130,000	5,460,629
Allegheny County PA Hospital Development Authority West Pennsylvania Health System Project Series A (Health Revenue)	5.00	11-15-2013	4,130,000	4,126,448
Allegheny County PA IDA Propel Schools Homestead Project Series A (Education Revenue)	7.50	12-15-2029	2,235,000	2,256,635
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.57	11-1-2039	20,000,000	19,782,600
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,000,000	2,044,180
Chester County PA IDA Virginia Beach Renaissance Academy Project Series A (Education Revenue)	5.63	10-1-2015	740,000	740,022
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	2,110,000	2,096,391
Delaware Valley PA Regional Financial Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	7-1-2032	13,610,000	14,331,058
Delaware Valley PA Regional Financial Authority Local Government Series C (Miscellaneous Revenue) ±	0.93	6-1-2037	1,500,000	1,035,690
Delaware Valley PA Regional Financial Authority Local Government Series C (Miscellaneous Revenue, Ambac Insured)	7.75	7-1-2027	4,060,000	5,303,497
Delaware Valley PA Regional Financial Authority Series 2007C (Miscellaneous Revenue) ±	0.83	6-1-2027	6,400,000	5,190,784
Delaware Valley PA Regional Financial Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	16,420,000	17,574,490
Harrisburg PA Authority Resource Recovery Facility Series D1 (Resource Recovery Revenue, AGM Insured) ±	5.25	12-1-2033	3,000,000	2,998,830
Harrisburg PA Authority Resource Recovery Facility Series D2 (Resource Recovery Revenue, AGM Insured) ±	5.00	12-1-2033	4,875,000	4,869,345
Luzerne County PA Series E (GO, AGM Insured)	8.00	11-1-2027	135,000	156,680
McKeesport PA Area School District CAB (GO, National Insured) ¤	0.00	10-1-2025	1,000,000	549,410
Monroeville PA Finance Authority (Health Revenue)	5.00	2-15-2042	6,240,000	6,275,194
Penn Hills Municipality PA Series B (GO, Ambac Insured) ¤	0.00	12-1-2017	1,000,000	904,840
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2015	5,750,000	5,873,453

18

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)

Pennsylvania Finance Authority Penn Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00%	12-1-2024	$3,790,000	$2,220,713
Pennsylvania Finance Authority Penn Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2025	3,790,000	2,062,139
Pennsylvania Public School Building Authority School District Project (Miscellaneous Revenue)	5.00	4-1-2024	3,000,000	3,260,070
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	300,000	301,020
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2022	2,000,000	2,240,900
Susquehanna PA Area Regional Airport Authority Series A (Airport Revenue)	5.00	1-1-2021	4,600,000	4,772,362
Wilkes Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	3-1-2022	1,600,000	1,670,400

				118,097,780

Puerto Rico : 1.71%

Puerto Rico Elecric Power Authority Series A (Utilities Revenue)	7.00	7-1-2033	21,370,000	17,792,448
Puerto Rico Electric Power Authority Refunding Libor Series UU (Utilities Revenue) ±	0.88	7-1-2031	5,295,000	3,060,298
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	1.14	7-1-2018	3,960,000	2,942,874
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	1.14	7-1-2020	3,775,000	2,519,020
Puerto Rico Highway & Transportation Authority Revenue Series CC (Transportation Revenue, National Insured)	5.50	7-1-2028	4,650,000	3,856,896
Puerto Rico Highway & Transportation Authority Series AA (Transportation Revenue, National Insured)	5.50	7-1-2020	3,015,000	2,802,171
Puerto Rico Highway & Transportation Authority Series Z (Tax Revenue, AGM Insured)	6.00	7-1-2018	1,070,000	1,265,703
Puerto Rico Highway & Transportation Authority Series Z (Tax Revenue, AGM Insured)	6.00	7-1-2018	5,570,000	5,634,222
Puerto Rico Sales Tax Financing Corporation Series A (Tax Revenue) ±	1.11	8-1-2057	4,800,000	2,795,424
Puerto Rico Sales Tax Financing Corporation Series C (Tax Revenue)	5.75	8-1-2057	5,000,000	4,412,150
University of Puerto Rico Series Q (Education Revenue)	5.00	6-1-2016	460,000	440,275
University of Puerto Rico Series Q (Education Revenue)	5.00	6-1-2017	2,550,000	2,373,030

				49,894,511

Rhode Island : 0.11%

Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	3,335,000	3,338,102

South Carolina : 1.61%

Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue)	7.00	12-1-2013	290,000	290,847
Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue)	8.50	12-1-2018	1,780,000	1,833,898
Berkeley County SC School District Installment Lease Securing Assets for Education (Miscellaneous Revenue)	5.25	12-1-2024	1,760,000	1,774,643
Calhoun County SC Solid Waste Disposal Facilities Eastman Kodak Company Project (IDR)	6.75	5-1-2017	400,000	476,924
Charleston SC Educational Excellence Finance Corporation Charleston County (Miscellaneous Revenue) (h)	5.25	12-1-2025	7,500,000	16,553,100
Cherokee County SC Scago Educational Facilities Corporation Cherokee School District #1 Series B (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2026	2,295,000	2,408,327
Cherokee County SC Scago Educational Facilities Corporation for Colleton School District (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2015	50,000	54,530
Columbia SC Parking Facilities (Transportation Revenue, Ambac Insured)	5.88	12-1-2013	540,000	542,457
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2014	1,281,290	1,211,203

19

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

South Carolina (continued)

Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00%	1-1-2015	$1,385,405	$1,120,446
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	121,679	91,414
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	164,621	112,584
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	181,929	105,140
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2019	198,059	100,802
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2020	215,428	101,281
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2021	255,522	112,583
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2022	270,213	106,318
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2032	5,030,581	701,766
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2042	8,447,671	486,586
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	7-22-2051	11,252,590	87,095
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	1-1-2032	2,384,072	31,327
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	7-22-2051	7,632,322	23,050
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2021	2,870,000	3,144,200
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2022	905,000	989,708
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2023	6,950,000	7,565,492
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12-1-2031	2,890,000	2,959,129
Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2017	760,000	815,153
Piedmont SC Municipal Power Agency (Utilities Revenue, FGIC Insured)	6.75	1-1-2019	210,000	264,151
Piedmont SC Municipal Power Agency Series A (Utilities Revenue, FGIC Insured)	6.50	1-1-2014	290,000	294,568
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.10	10-1-2029	2,310,000	2,393,252
Three Rivers SC Solid Waste Authority CAB Landfill Gas Project (Resource Recovery Revenue) ¤	0.00	10-1-2031	1,035,000	409,311

				47,161,285

South Dakota : 0.46%

Lower Brule Sioux Tribe South Dakota Series B (GO)	5.50	5-1-2019	2,000,000	1,668,060
Lower Brule Sioux Tribe South Dakota Series B (GO)	5.60	5-1-2020	1,440,000	1,168,834
Rapid City SD Series A (Airport Revenue)	6.75	12-1-2031	1,020,000	1,093,552
Rapid City SD Series A (Airport Revenue)	7.00	12-1-2035	750,000	804,060
Sisseton-Wahpeton Sioux Tribe South Dakota Lake Traverse Reservation (Miscellaneous Revenue)	7.00	11-1-2013	90,000	89,911
Sisseton-Wahpeton Sioux Tribe South Dakota Lake Traverse Reservation (Miscellaneous Revenue)	7.00	11-1-2023	1,290,000	1,148,332
South Dakota EDFA Pooled Loan Program Spearfish Forest Series A (Miscellaneous Revenue)	5.88	4-1-2028	2,350,000	2,524,817
South Dakota HEFA Sanford Health Project (Health Revenue)	5.50	11-1-2040	5,000,000	5,077,150

				13,574,716

Tennessee : 1.85%

Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2020	2,000,000	2,196,240

20

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tennessee (continued)

Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25%	9-1-2024	$6,360,000	$6,768,566
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	2-1-2022	2,865,000	3,024,924
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2019	4,555,000	5,043,979
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,445,000	1,521,383
Tennessee Energy Acquisition Corporation Series B (Utilities Revenue)	5.63	9-1-2026	11,456,000	11,539,171
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	5,000,000	5,427,350
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2021	7,255,000	7,774,385
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2025	6,385,000	6,608,730
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2027	4,000,000	4,019,120

				53,923,848

Texas : 9.81%

Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Education Revenue)	7.75	8-15-2041	2,000,000	2,143,700
Brazos TX Harbor Industrial Development Corporation Dow Chemical Company Project (IDR) ±	5.90	5-1-2038	6,150,000	6,394,463
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue, National Insured) ¤	0.00	1-1-2016	440,000	469,418
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2025	2,000,000	2,069,760
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2033	2,740,000	2,547,570
Dallas TX Independent School District School Building (GO, Permanent School Fund Insured)	6.38	2-15-2034	10,000,000	11,611,300
Dallas-Fort Worth TX International Airport AMT Series A (Airport Revenue)	5.00	11-1-2038	10,000,000	9,599,300
Dallas-Fort Worth TX International Airport AMT Series D (Airport Revenue)	5.00	11-1-2038	15,800,000	15,166,894
Dallas-Fort Worth TX International Airport Series F (Airport Revenue)	5.25	11-1-2033	4,000,000	4,191,320
Dallas-Fort Worth TX International Airport Series H (Airport Revenue)	5.00	11-1-2042	6,700,000	6,346,307
Grand Parkway Transportation Corporation TX CAB Series B (Transportation Revenue) ±	0.01	10-1-2029	1,015,000	621,444
Grand Parkway Transportation Corporation TX CAB Series B (Transportation Revenue) ±	0.01	10-1-2030	2,000,000	1,210,660
Gulf Coast TX IDA (IDR, BNP Paribas LOC) ø	0.60	11-1-2019	4,850,000	4,850,000
Harris County Houston TX Sports Authority Series A (Tax Revenue, National Insured)	5.00	11-15-2025	795,000	789,244
Harris County Houston TX Sports Authority Series A (Tax Revenue, National Insured)	5.00	11-15-2028	3,305,000	3,185,888
Harris County TX Health Facilities Development Corporation Hospital Memorial Hermann Health Care Systems Series B (Health Revenue)	7.25	12-1-2035	2,100,000	2,706,648
Houston TX Housing Finance Corporation Cullen Park Apartments Series A (Housing Revenue, FNMA LIQ)	5.70	12-1-2033	965,000	975,712
Houston TX Water Conveyance Systems COP Series H (Miscellaneous Revenue, Ambac Insured)	7.50	12-15-2014	1,000,000	1,059,990
Houston TX Water Conveyance Systems COP Series H (Miscellaneous Revenue, Ambac Insured)	7.50	12-15-2015	1,400,000	1,542,296
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	620,000	667,659
La Vernia TX Higher Education Finance Lifeschools of Dallas Series A (Education Revenue)	6.25	8-15-2021	4,860,000	5,186,009
La Vernia TX Higher Education Finance Lifeschools of Dallas Series A (Education Revenue)	7.50	8-15-2041	6,500,000	7,009,405
Lewisville TX Combination Special Assessment Capital Improvement District 4 (Miscellaneous Revenue)	6.75	10-1-2032	2,300,000	2,316,422

21

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)

Lewisville TX Combination Unrefunded Balance Refunding & Capital Special Assessment (Miscellaneous Revenue, ACA Insured)	6.13%	9-1-2029	$3,395,000	$3,448,913
Little Elm TX Independent School District (GO)	5.00	8-15-2037	8,000,000	8,452,480
Lower Colorado TX River Authority Series A (Utilities Revenue)	5.00	5-15-2033	2,475,000	2,545,340
Lower Colorado TX River Authority Series A (Utilities Revenue)	5.00	5-15-2036	8,855,000	9,051,404
Lower Colorado TX River Authority Series A (Miscellaneous Revenue)	6.50	5-15-2037	5,000,000	5,311,100
Lower Colorado TX River Authority Unrefunded Balance (Miscellaneous Revenue)	7.25	5-15-2037	95,000	102,038
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Education Revenue)	6.00	8-15-2032	620,000	613,738
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Education Revenue)	6.00	8-15-2042	2,330,000	2,216,599
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2022	1,735,000	1,830,009
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2023	1,000,000	1,048,080
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2024	750,000	779,460
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Program Series B (Housing Revenue, GNMA/FNMA Insured)	6.00	2-1-2036	368,494	387,073
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Program Series B (Housing Revenue, GNMA/FNMA Insured)	6.30	10-1-2035	164,280	170,314
Tarrant County TX Cultural Education Facilities Finance Corporation Air Force Village Obligation Group (Health Revenue)	5.00	5-15-2017	1,400,000	1,483,790
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series A (Health Revenue)	5.00	2-15-2023	9,900,000	10,825,155
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2021	6,765,000	7,504,550
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2023	9,300,000	10,149,090
Texas Municipal Gas Acquisition & Supply Corporation (Utilities Revenue)	5.00	12-15-2028	17,000,000	16,820,140
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue) ±	0.87	9-15-2017	4,920,000	4,890,824
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2024	20,500,000	21,343,985
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 (Utilities Revenue)	5.00	12-15-2023	11,250,000	11,853,225
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 (Utilities Revenue)	5.00	12-15-2027	1,850,000	1,849,852
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-2024	5,565,000	5,979,648
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.54	9-15-2017	15,780,000	15,708,517
Texas Municipal Gas Acquisition & Supply Corporation Series C (Utilities Revenue) ±	0.86	9-15-2027	5,000,000	4,194,900
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue)	6.25	12-15-2026	22,500,000	26,071,425
Texas Municipal Power Agency (Utilities Revenue, National Insured) ¤	0.00	9-1-2015	40,000	39,565
Texas PFA Cosmos Foundation Series A (Education Revenue)	5.00	2-15-2018	1,515,000	1,553,405
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	6.75	6-30-2043	4,000,000	4,148,920
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	12,500,000	13,193,875
Travis County TX Housing Finance Corporation Series A (Housing Revenue, GNMA Insured)	6.35	10-1-2034	422,068	425,841

				286,654,664

Utah : 0.77%

Spanish Fork City UT Charter School American Leadership Academy (Education Revenue) 144A	5.55	11-15-2021	1,370,000	1,348,820

22

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Utah (continued)

Utah County UT Charter School Ronald Wilson Reagan Series A (Education Revenue)	5.75%	2-15-2022	$800,000	$817,904
Utah State Charter School Finance Authority Early Light Academy Project (Education Revenue)	8.50	7-15-2046	6,480,000	7,106,292
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2030	2,075,000	2,210,435
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2041	3,910,000	4,138,852
West Valley City UT Charter School Monticello Academy (Education Revenue) 144A	6.38	6-1-2037	7,385,000	6,747,084

				22,369,387

Vermont : 0.86%

Burlington VT International Airport Project Series A (Airport Revenue)	4.00	7-1-2028	2,215,000	1,792,688
Burlington VT International Airport Project Series A (Airport Revenue)	5.00	7-1-2022	6,150,000	6,298,646
Vermont Student Assistance Corporation Education Loan Revenue Series B Class A2 (Education Revenue) ±	3.26	12-3-2035	16,800,000	16,912,023

				25,003,357

Virgin Islands : 1.15%

Virgin Islands PFA Matching Fund Loan Senior Lien Series 2010A (Tax Revenue)	5.00	10-1-2025	4,000,000	4,208,520
Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Miscellaneous Revenue)	6.75	10-1-2037	5,750,000	6,305,278
Virgin Islands PFA Senior Lien Series A (Water & Sewer Revenue)	5.25	10-1-2018	435,000	456,541
Virgin Islands PFA Senior Lien Series A (Water & Sewer Revenue)	5.25	10-1-2019	300,000	308,844
Virgin Islands PFA Series B (Tax Revenue)	5.00	10-1-2025	5,150,000	5,378,660
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2018	8,860,000	9,659,261
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2022	7,000,000	7,415,310

				33,732,414

Virginia : 0.96%

Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2018	2,025,000	1,983,812
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2019	1,590,000	1,532,744
Dulles VA Town Center CDA (Miscellaneous Revenue)	5.00	3-1-2021	1,395,000	1,382,850
Dulles VA Town Center CDA (Miscellaneous Revenue)	5.00	3-1-2022	1,100,000	1,080,629
Fairfax County VA Redevelopment & Housing Authority Housing for the Elderly Series A (Housing Revenue, FHA Insured)	6.00	9-1-2016	500,000	501,715
King & Queen County VA IDA Authority Public Facilities Lease King & Queen Courts Complex Series A (Miscellaneous Revenue, Radian Insured)	5.63	7-15-2017	820,000	821,607
Marquis VA CDA CAB Series C (Tax Revenue) ¤(i)	0.00	9-1-2041	1,824,000	170,416
Marquis VA CDA Series B (Tax Revenue) (i)	5.63	9-1-2041	1,310,000	1,034,455
Norfolk VA EDA Santara Healthcare Series B (Health Revenue)	5.00	11-1-2036	7,300,000	7,454,760
Prince William County VA County Facilities (Miscellaneous Revenue)	5.00	10-1-2024	2,560,000	2,962,637
Reynolds Crossing VA CDA Reynolds Crossing Project (Miscellaneous Revenue)	5.10	3-1-2021	1,796,000	1,812,074
Riverside VA Regional Jail Authority (Miscellaneous Revenue)	5.00	7-1-2025	3,435,000	3,750,642
Suffolk VA Redevelopment & Housing Authority MFHR Hope Village Apartments Project (Housing Revenue, FNMA LIQ)	5.10	2-1-2014	170,000	170,524
Virginia Resources Authority Unrefunded Balance Series A (Utilities Revenue, National Insured)	5.50	5-1-2016	30,000	30,131
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	940,000	913,671
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, Ambac Insured)	5.50	1-1-2015	1,400,000	1,442,210
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, Ambac Insured)	5.50	1-1-2015	1,010,000	1,040,452

				28,085,329

23

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Washington : 0.48%

Port Seattle WA Seatac Fuel Facilities LLC Project (Miscellaneous Revenue)	5.00%	6-1-2029	$1,660,000	$1,659,884
Port Seattle WA Seatac Fuel Facilities LLC Project (Miscellaneous Revenue)	5.00	6-1-2030	2,000,000	1,977,580
Port Seattle WA Seatac Fuel Facilities LLC Project (Miscellaneous Revenue)	5.00	6-1-2031	1,240,000	1,210,066
Port Seattle WA Seatac Fuel Facilities LLC Project (Miscellaneous Revenue)	5.00	6-1-2032	1,750,000	1,694,158
Spokane WA Housing Finance Commission Riverview Retirement Community Project (Health Revenue)	5.00	1-1-2023	2,060,000	2,010,684
Washington Health Care Facilities Central Washington Health Services (Health Revenue)	7.00	7-1-2039	5,000,000	5,372,650

				13,925,022

West Virginia : 0.09%

Ohio County WV Fort Henry Center Financing District Series A (Tax Revenue)	5.00	6-1-2015	215,000	216,559
West Virginia Hospital Finance Authority Improvement Series D (Health Revenue, AGM Insured)	5.50	6-1-2033	2,305,000	2,399,321

				2,615,880

Wisconsin : 1.36%

Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.13	8-1-2015	200,000	200,192
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.63	8-1-2025	1,765,000	1,741,631
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.75	8-1-2035	1,565,000	1,449,519
Waukesha County WI Housing Authority The Arboretum Project (Housing Revenue) ±	5.00	12-1-2027	2,800,000	2,803,500
Wisconsin Airport Facilities PFA Senior Obligation Group Series B (Airport Revenue)	5.00	7-1-2022	14,430,000	14,297,966
Wisconsin HEFA Aurora Health Care Incorporated Series A (Health Revenue)	5.25	4-15-2024	1,000,000	1,064,360
Wisconsin HEFA Froedtert Health Series A (Health Revenue)	5.00	4-1-2042	5,440,000	5,440,000
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(m)(n)	0.25	6-1-2019	7,000,000	6,737,500
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.00	8-1-2023	470,000	470,644
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.75	8-1-2033	1,430,000	1,431,344
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.00	8-1-2043	1,575,000	1,574,795
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.20	8-1-2048	940,000	936,531
Wisconsin Public Finance Authority Voyager Foundation Incorporated Project Series A (Education Revenue)	6.20	10-1-2042	1,815,000	1,648,220

				39,796,202

Wyoming : 0.07%

West Park Hospital District Wyoming Series B (Health Revenue)	6.50	6-1-2027	500,000	548,305
Wyoming CDA (Education Revenue)	6.50	7-1-2043	1,600,000	1,639,872

				2,188,177

Total Municipal Obligations (Cost $2,818,347,474)				2,818,236,780

24

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name		Yield		Shares	Value

Short-Term Investments: 0.67%

Investment Companies : 0.67%

Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)		0.01%		19,653,080	$19,653,080

			Maturity date	Principal

U.S. Treasury Securities : 0.00%

U.S. Treasury Bill		0.02	12-19-2013	$50,000	49,998

Total Short-Term Investments (Cost $19,703,079)					19,703,078

Total investments in securities (Cost $2,874,009,386)*	98.33%				2,872,944,008

Other assets and liabilities, net	1.67				48,702,637

Total net assets	100.00%				$2,921,646,645

¤	Security issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(h)	Underlying security in an inverse floater structure
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(x)	Inverse floating rate security
(i)	Illiquid security
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $2,874,453,566 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$90,291,931
Gross unrealized depreciation	(91,801,489)

Net unrealized depreciation	$(1,509,558)

25

Wells Fargo Advantage Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

1

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities

Investment companies	$35,004,150	$0	$0	$35,004,150

Municipal obligations	0	2,806,215,280	12,021,500	2,818,236,780

Short-term investments

Investment companies	19,653,080	0	0	19,653,080

U.S. Treasury securities	0	49,998	0	49,998

	$54,657,230	$2,806,265,278	$12,021,500	$2,872,944,008

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

2

Wells Fargo Advantage North Carolina Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 98.53%

Guam : 2.83%

Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00%	1-1-2031	$1,000,000	$1,032,690
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.00	11-1-2026	2,000,000	2,182,160

				3,214,850

North Carolina : 81.13%

Cape Fear NC Public Utility Authority (Water & Sewer Revenue)	5.00	8-1-2035	3,000,000	3,096,930
Charlotte NC Airport Series A (Airport Revenue)	5.50	7-1-2034	2,500,000	2,702,925
Charlotte NC AMT Series B (Airport Revenue)	5.00	7-1-2020	1,480,000	1,678,054
Charlotte NC AMT Series B (Airport Revenue)	5.50	7-1-2024	810,000	892,053
Charlotte NC Certifications Partner Series E (Miscellaneous Revenue)	5.00	6-1-2023	3,650,000	4,046,792
Charlotte NC COP Series A (Miscellaneous Revenue)	5.00	12-1-2026	1,160,000	1,283,946
Charlotte NC Douglas Airport Series A (Airport Revenue)	5.00	7-1-2025	1,645,000	1,819,469
Charlotte-Mecklenburg NC Hospital Authority (Health Revenue)	5.00	1-15-2027	1,885,000	1,986,865
Columbus County NC Industrial Facilities & Pollution Control Financing Authority Series A (IDR)	5.85	12-1-2020	3,450,000	3,450,138
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	12-1-2019	1,185,000	1,382,089
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2025	1,000,000	1,127,470
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2026	1,000,000	1,116,530
Dare County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-2021	850,000	994,288
Dare County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-2022	610,000	714,151
Dare County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-2023	270,000	311,170
Fayetteville NC Public Work Commission Series B (Utilities Revenue)	5.00	3-1-2023	600,000	683,190
Forsyth County NC Public Facilities & Equipment Project (Miscellaneous Revenue)	5.00	10-1-2017	2,745,000	3,028,504
Johnston NC Memorial Hospital Authority (Health Revenue, AGM/FHA Insured)	5.25	10-1-2036	1,960,000	1,992,948
Mecklenburg County NC Public Facilities Corporation (Miscellaneous Revenue)	5.00	3-1-2022	1,035,000	1,173,918
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2024	800,000	872,656
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2026	1,000,000	1,062,270
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2028	3,000,000	3,142,980
New Hanover County NC New Hanover Regional Medical Center (Health Revenue, AGM Insured)	5.13	10-1-2031	1,800,000	1,857,654
North Carolina Capital Improvement Limited Series A (Miscellaneous Revenue)	5.00	5-1-2026	3,000,000	3,398,460
North Carolina Grant Anticipation Capital Improvement (Miscellaneous Revenue) ±	4.00	3-1-2023	2,000,000	2,174,000
North Carolina Grant Anticipation Department of State Treasury (Miscellaneous Revenue)	5.00	3-1-2021	1,700,000	1,945,038
North Carolina HFA Series 25-A (Housing Revenue) ±	4.65	7-1-2021	2,475,000	2,621,495
North Carolina HFA Series B (Housing Revenue)	4.25	1-1-2028	4,850,000	5,077,368
North Carolina Medical Care Commission Baptist Hospital Project (Health Revenue)	5.25	6-1-2029	2,000,000	2,092,500
North Carolina Medical Care Commission Health Care Facilities (Health Revenue)	5.00	1-1-2018	500,000	579,215
North Carolina Medical Care Commission Health Care Facilities University Health System Series D (Health Revenue)	6.25	12-1-2033	1,500,000	1,675,695
North Carolina Medical Care Commission Health System (Health Revenue)	5.00	11-15-2026	1,000,000	1,058,450
North Carolina Medical Care Commission Hugh Chatam Memorial Hospital Project (Health Revenue, Radian Insured)	5.50	10-1-2020	1,095,000	1,095,953
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.40	10-1-2027	1,000,000	951,880

1

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

North Carolina (continued)

North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.50%	10-1-2031	$2,000,000	$1,876,180
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.60	10-1-2036	1,500,000	1,387,020
North Carolina Medical Care Commission Southeastern Regional Medical Center (Health Revenue)	5.00	6-1-2026	385,000	405,263
North Carolina Medical Care Commission Southeastern Regional Medical Center (Health Revenue)	5.00	6-1-2032	500,000	505,930
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue)	5.00	7-1-2033	1,000,000	955,210
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue, Ambac Insured)##	5.38	10-1-2014	870,000	872,323
North Carolina Medical Care Commission Wake Forest Baptist (Health Revenue)	5.00	12-1-2022	1,925,000	2,217,658
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-2021	2,720,000	3,107,872
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-2030	1,550,000	1,628,678
North Carolina Port Authority Series B (Airport Revenue)	5.00	2-1-2025	3,540,000	3,826,669
North Carolina Raleigh-Durham Airport Authority Series B-1 (Airport Revenue)	5.00	11-1-2028	1,500,000	1,608,705
Onslow County NC Limited Obligation Series A (Miscellaneous Revenue)	4.00	6-1-2022	1,000,000	1,080,860
Orange County NC Public Facilities Company Limited Obligation (Miscellaneous Revenue)	5.00	10-1-2026	1,000,000	1,096,960
Raleigh NC Enterprise System Series A (Water & Sewer Revenue)	5.00	3-1-2036	1,835,000	2,032,886
Raleigh NC Enterprise System Series A (Water & Sewer Revenue)	5.00	3-1-2036	2,465,000	2,603,508
University of North Carolina Wilmington Student Housing Project COP (Miscellaneous Revenue, National Insured)	5.00	6-1-2022	1,000,000	1,048,020
Wilmington NC COP (Miscellaneous Revenue)	5.00	6-1-2029	2,580,000	2,720,791

				92,061,577

Puerto Rico : 4.11%

Puerto Rico Electric Power Authority Libor Series UU (Utilities Revenue) ±	0.88	7-1-2031	1,500,000	866,940
Puerto Rico Highway Transportation (Tax Revenue, AGM Insured)	4.95	7-1-2026	1,765,000	1,580,240
Puerto Rico Industrial Tourist Educational University Sacred Heart Project (Education Revenue)	4.00	10-1-2025	955,000	718,504
Puerto Rico Municipal Finance Agency Series A (Miscellaneous Revenue, AGM Insured)	5.25	8-1-2014	1,500,000	1,501,890

				4,667,574

Tennessee : 2.84%

Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,020,000	1,073,917
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2021	2,000,000	2,143,180

				3,217,097

Virgin Islands : 6.74%

Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-2019	3,500,000	3,842,755
Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Miscellaneous Revenue)	6.75	10-1-2037	2,500,000	2,741,425
Virgin Islands PFA Refunding Matching Fund Loan Note Senior Lien Series 2013B (Miscellaneous Revenue) %%	5.00	10-1-2024	1,000,000	1,060,617

				7,644,797

Wisconsin : 0.88%

Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.75	8-1-2033	1,000,000	1,000,940

2

Wells Fargo Advantage North Carolina Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Yield	Shares	Value

Total Municipal Obligations (Cost $107,926,299)			$111,806,835

Short-Term Investments : 0.42%

Investment Companies : 0.42%

Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01%	477,081	477,081

Total Short-Term Investments (Cost $477,081)			477,081

Total investments in securities (Cost $108,403,380) *	98.95%		112,283,916

Other assets and liabilities, net	1.05		1,188,524

Total net assets	100.00%		$113,472,440

±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security has been segregated for when-issued securities.
%%	Security issued on a when-issued basis.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $108,403,380 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,788,179
Gross unrealized depreciation	(907,643)

Net unrealized appreciation	$3,880,536

3

Wells Fargo Advantage North Carolina Tax Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$111,806,835	$0	$111,806,835

Short-term investments

Investment companies	477,081	0	0	477,081

	$477,081	$111,806,835	$0	$112,283,916

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Pennsylvania Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 98.67%

Florida : 0.55%

Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (IDR, ACA Insured)	5.50%	10-1-2030	$1,000,000	$1,009,230

Ohio : 1.09%

Ohio Water Development Authority Loan Fund Notes Series 2012-13 (Water & Sewer Revenue) ±	0.47	7-15-2035	2,000,000	2,000,180

Pennsylvania : 89.92%

Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.00	9-1-2018	1,000,000	1,153,050
Allegheny County PA Port Authority Refunding Transportation (Tax Revenue)	5.75	3-1-2029	3,000,000	3,281,670
Allegheny County PA Series C-65 (GO)	5.50	5-1-2024	4,675,000	5,290,931
Allegheny County PA Various Refunding Notes Series C-59B (GO, AGM Insured) ±	0.73	11-1-2026	1,000,000	864,270
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series A-3 (Health Revenue)	5.25	11-1-2024	225,000	252,549
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.57	11-1-2039	2,000,000	1,978,260
Bucks County PA IDA Lane Charter School Project Series A (Education Revenue) 144A	4.88	3-15-2027	1,700,000	1,598,306
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	595,000	622,364
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,370,000	2,422,353
Chester County PA IDA Collegium Charter School Project (Education Revenue)	5.00	10-15-2022	1,695,000	1,621,251
Chester County PA IDA University Student Housing LLC Project Series A (Housing Revenue)	5.00	8-1-2030	555,000	516,100
Chester County PA IDA Virginia Beach Renaissance Academy Project Series A (Education Revenue)	5.63	10-1-2015	910,000	910,027
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	1-1-2036	5,000,000	4,843,050
Cumberland County PA Municipal Authority Dickinson College Series HH1 (Education Revenue)	5.00	11-1-2039	1,200,000	1,229,016
Dauphin County PA (GO, Syncora Guarantee Incorporated Insured)	5.00	11-15-2022	1,000,000	1,096,410
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	3,505,000	3,507,033
Delaware County PA IDA Chester Community Charter School Series A (Education Revenue)	5.00	8-15-2020	1,795,000	1,709,522
Delaware Valley PA Regional Financial Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	4,390,000	4,698,661
Delaware Valley PA Regional Financial Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.60	7-1-2017	2,000,000	2,231,400
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities (Education Revenue)	6.00	11-1-2031	2,500,000	2,755,525
Harrisburg PA Authority Resource Recovery Facility Series D1 (Resource Recovery Revenue, AGM Insured) ±	5.25	12-1-2033	1,500,000	1,499,415
Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (Health Revenue)	5.00	12-15-2014	1,130,000	1,151,707
Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (Health Revenue)	5.00	12-15-2015	1,085,000	1,102,360
Lehigh County PA General Purpose Authority Lehigh Valley Hospital Incorporated Series A (Health Revenue, National/FHA Insured)	7.00	7-1-2016	1,215,000	1,329,052
Lehigh County PA General Purpose Authority Water & Sewer CAB Allentown Project (Water & Sewer Revenue) ¤	0.00	12-1-2030	2,000,000	748,120
Lycoming County PA College Authority (Education Revenue)	5.50	7-1-2026	3,000,000	3,317,280
McKeesport PA Municipal Authority (Water & Sewer Revenue, AGM Insured)	5.50	12-15-2027	2,405,000	2,648,242
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2027	1,460,000	1,507,727
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2032	880,000	882,886

1

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)

Montgomery County PA HEFA Arcadia University (Education Revenue, Radian Insured)	5.00%	4-1-2027	$3,760,000	$3,785,455
Montgomery County PA Higher Education & Health Authority Abington Memorial Hospital Project (Health Revenue)	5.00	6-1-2031	2,000,000	2,049,360
Montgomery County PA IDA Acts Retirement Community Series B (Health Revenue)	5.00	11-15-2022	6,000,000	6,199,080
Montgomery County PA IDA Jefferson Health System Series A (Health Revenue)	5.00	10-1-2027	1,000,000	1,069,250
Montgomery County PA IDA New Regional Medical Center Project (Health Revenue, FHA Insured)	5.00	8-1-2020	985,000	1,115,769
Northampton County PA St. Luke’s Hospital of Bethlehem Series A (Health Revenue)	5.00	8-15-2033	1,500,000	1,446,810
Octorara PA School District (GO, AGM Insured)	4.25	6-1-2023	2,105,000	2,254,139
Pennsylvania EDFA Dr. Gertrude A. Barber Center (Health Revenue, Radian Insured)	5.90	12-1-2030	1,000,000	1,000,200
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue)	5.13	12-1-2015	850,000	836,205
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2022	1,200,000	809,280
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2023	3,790,000	2,385,995
Pennsylvania HEFAR Association of Independent Colleges & University Series FF2 (Education Revenue, Radian Insured)	5.00	12-15-2024	3,070,000	3,110,862
Pennsylvania HEFAR La Salle University Series A (Education Revenue)	5.25	5-1-2027	5,250,000	5,382,143
Pennsylvania HEFAR Refunding Bond Drexel University (Education Revenue)	5.00	5-1-2030	500,000	524,545
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	5.00	10-1-2020	1,460,000	1,552,987
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	6.00	10-1-2031	3,000,000	3,145,470
Pennsylvania HEFAR Temple University First Series (Education Revenue)	5.00	4-1-2032	1,500,000	1,569,765
Pennsylvania HEFAR Thomas Jefferson University Project (Education Revenue)	5.00	3-1-2032	500,000	518,555
Pennsylvania HEFAR Widener University (Education Revenue)	5.25	7-15-2024	2,000,000	2,006,240
Pennsylvania HEFAR Widener University (Education Revenue)	5.40	7-15-2036	4,590,000	4,603,908
Pennsylvania Housing Finance Agency SFMF Series 108-B (Housing Revenue)	4.50	10-1-2024	1,825,000	1,874,731
Pennsylvania Housing Finance Agency SFMR Series 106-B (Housing Revenue)	4.50	10-1-2024	5,010,000	5,211,653
Pennsylvania Housing Finance Agency SFMR Series 112 (Housing Revenue)	5.00	4-1-2028	4,005,000	4,293,480
Pennsylvania Turnpike Commission Series A (Miscellaneous Revenue, AGM Insured)	5.25	7-15-2021	2,000,000	2,360,460
Pennsylvania Turnpike Commission Series A (Transportation Revenue, Ambac Insured)	5.50	12-1-2031	2,000,000	2,073,820
Pennsylvania Turnpike Commission Series C (Transportation Revenue, AGM Insured)	6.25	6-1-2038	3,500,000	3,912,580
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	1,000,000	940,930
Philadelphia PA IDA Charter School Project Series A (Education Revenue)	5.30	9-15-2027	5,150,000	4,977,424
Philadelphia PA IDA First Philadelphia Charter Series A (Education Revenue)	5.30	8-15-2017	590,000	610,396
Philadelphia PA IDA First Philadelphia Charter Series A (Education Revenue)	5.63	8-15-2025	3,540,000	3,433,977
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.13	11-15-2020	1,820,000	1,870,705
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.75	11-15-2030	250,000	248,635
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	7.50	5-1-2031	1,285,000	1,322,959
Philadelphia PA Municipal Authority Lease Series B (Miscellaneous Revenue, AGM Insured)	5.25	11-15-2016	2,400,000	2,414,904

2

Wells Fargo Advantage Pennsylvania Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)

Philadelphia PA School District (GO)	5.00%	9-1-2021	$1,395,000	$1,578,066
Philadelphia PA School District Refunding Series A (GO, AGM/FGIC Insured)	5.00	6-1-2024	1,425,000	1,524,351
Philadelphia PA School District Refunding Series C (GO)	5.00	9-1-2018	3,000,000	3,368,190
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	2-1-2031	3,000,000	3,121,260
Pittsburgh PA Public Parking Authority Series A (Miscellaneous Revenue, National Insured)	5.00	12-1-2025	2,500,000	2,542,475
Saint Mary Hospital Authority Pennsylvania Catholic Health East Project Series B (Health Revenue)	5.00	11-15-2016	975,000	1,014,868
Southeastern Pennsylvania Transportation Authority (Miscellaneous Revenue)	5.00	6-1-2028	4,000,000	4,264,440
State Public School Building Authority Pennsylvania Chester Upland School Project Series C (Miscellaneous Revenue, AGM Insured)	5.00	9-15-2026	875,000	938,840
State Public School Building Authority Pennsylvania Northampton County Area Community College Project (Education Revenue)	5.50	3-1-2031	5,000,000	5,331,700
Wilkes-Barre PA Finance Authority University of Scranton (Education Revenue)	5.00	11-1-2020	1,005,000	1,157,438
Wilkes-Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	3-1-2027	2,600,000	2,632,187

				165,155,024

Puerto Rico : 1.20%

Puerto Rico Electric Power Authority Refunding Libor Series UU (Utilities Revenue) ±	0.88	7-1-2031	2,000,000	1,155,920
Puerto Rico Highway Transportation (Tax Revenue, AGM Insured)	4.95	7-1-2026	1,175,000	1,052,001

				2,207,921

South Carolina : 1.94%

Charleston SC Educational Excellence Finance Corporation Charleston County (Miscellaneous Revenue) (h)	5.25	12-1-2025	3,230,000	3,564,434

Virgin Islands : 3.97%

Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Tax Revenue)	5.00	10-1-2029	2,000,000	1,978,300
Virgin Islands PFA Refunding Matching Fund Loan Note Senior Lien Series 2013B (Miscellaneous Revenue) %%	5.00	10-1-2024	1,000,000	1,060,620
Virgin Islands PFA Series B (Miscellaneous Revenue)	5.00	10-1-2025	4,000,000	4,249,760

				7,288,680

Total Municipal Obligations (Cost $177,652,833)				181,225,469

	Yield		Shares

Short-Term Investments : 1.44%

Investment Companies : 1.44%

Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		2,635,565	2,635,565

Total Short-Term Investments (Cost $2,635,565)				2,635,565

Total investments in securities (Cost $180,288,398)*	100.11%	183,861,034

Other assets and liabilities, net	(0.11)	(193,393)

Total net assets	100.00%	$183,667,641

±	Variable rate investment. The rate shown is the rate in effect at period end.

3

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¤	Security issued in zero coupon form with no periodic interest payments.
(h)	Underlying security in an inverse floater structure
%%	Security issued on a when-issued basis.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded term loans.
*	Cost for federal income tax purposes is $180,422,795 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,575,994
Gross unrealized depreciation	(2,137,755)

Net unrealized appreciation	$3,438,239

4

Wells Fargo Advantage Pennsylvania Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Inverse floating-rate obligations The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$181,225,469	$0	$181,225,469

Short-term investments

Investment companies	2,635,565	0	0	2,635,565

	$2,635,565	$181,225,469	$0	$183,861,034

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 99.32%

Alabama : 0.58%

Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.55%	11-15-2038	$14,660,000	$14,663,079
Chatom AL Industrial Development Board Solid Waste Disposal Facilities Refunding Bond PowerSouth Energy Series B (Utilities Revenue)	4.00	8-1-2014	5,840,000	5,996,746
Chatom AL Industrial Development Board Solid Waste Disposal Facilities Refunding Bond PowerSouth Energy Series B (Utilities Revenue)	4.00	8-1-2015	2,890,000	3,040,771
Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11-1-2013	4,000,000	4,012,800
Jefferson County AL School District Series A (Tax Revenue)	5.25	1-1-2014	3,785,000	3,778,073
Widowee Chimney Cove AL Improvement District Chimney Cove Project (Miscellaneous Revenue, West Georgia National Bank LOC) (i)(s)	5.00	7-1-2037	2,555,000	648,944

				32,140,413

Alaska : 0.42%

Alaska Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.32	12-1-2041	20,000,000	20,000,000
Alaska International Airport Refunding Bond Series D (Airport Revenue, National Insured)	5.00	10-1-2018	2,235,000	2,476,291
Alaska Student Loan Corporation Series A2 (Education Revenue)	5.00	6-1-2014	700,000	721,035

				23,197,326

Arizona : 0.45%

Arizona Department of Administration Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2013	1,750,000	1,750,228
Arizona School Facilities Board State School Trust (Miscellaneous Revenue, Ambac Insured)	4.25	7-1-2015	4,225,000	4,441,024
Arizona School Facilities Board State School Trust Series A (Miscellaneous Revenue, Ambac Insured)	5.50	7-1-2014	6,045,000	6,251,437
Gilbert AZ Water Reserve Municipal Property Corporation Sub Lien (Water & Sewer Revenue)	4.75	10-1-2032	1,495,000	1,495,807
Pima County AZ IDA Constellation Schools Project Series A (Miscellaneous Revenue)	6.38	1-1-2019	2,345,000	2,406,439
Pima County AZ IDA Global Water Research LLC Project (IDR)	5.50	12-1-2013	575,000	575,581
Verrado AZ Community Facilities District #1 (GO)	4.85	7-15-2014	365,000	369,103
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	2.00	7-15-2014	720,000	718,243
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2015	1,295,000	1,324,215
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2016	1,280,000	1,315,021
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2017	1,365,000	1,395,808
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2018	1,245,000	1,262,853
Watson AZ Community Facilities Distribution (Miscellaneous Revenue)	5.30	7-1-2014	1,377,000	1,397,751

				24,703,510

Arkansas : 0.00%

Arkansas Development Financial Authority Public Health Laboratory Project (Health Revenue, Ambac Insured)	3.90	12-1-2024	95,000	90,081

California : 7.22%

Alameda County CA COP CAB (Miscellaneous Revenue, National Insured) ¤	0.00	6-15-2014	2,185,000	2,126,355

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Alameda County Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00%	10-1-2016	$8,695,000	$8,197,907
Alhambra CA City Elementary School Project CAB Series D (GO, AGM Insured) ¤	0.00	9-1-2014	1,570,000	1,563,846
California HFFA Catholic Healthcare West Series A (Health Revenue)	4.00	3-1-2014	3,375,000	3,428,258
California HFFA Catholic Healthcare West Series F (Health Revenue)	5.00	7-1-2027	6,025,000	6,227,018
California HFFA St. Joseph Health System Series C (Health Revenue)	5.00	7-1-2043	14,000,000	16,106,860
California Infrastructure & Economic Development Colburn School Project (Education Revenue) ±	0.32	8-1-2037	53,925,000	53,106,958
California Infrastructure & Economic Development Refunding Index Museum Art Project Series A (Miscellaneous Revenue) ±	1.88	12-1-2037	12,000,000	11,970,840
California PCFA West Company Series A (Resource Recovery Revenue, Bank of America NA LOC)	5.13	1-1-2014	450,000	451,382
California Refunding Bond Series B (GO) ø	0.82	5-1-2017	7,000,000	7,025,900
California Series B (GO) ±	0.97	5-1-2018	6,000,000	6,032,460
California Series DCL-009 (GO, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø	0.50	8-1-2027	2,500,000	2,500,000
California Series DCL-011 (GO, Dexia Credit Local LOC, AGM Insured) ø	0.50	8-1-2027	33,800,000	33,800,000
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.60	7-1-2041	3,300,000	3,300,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.49	7-1-2040	5,425,000	5,425,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.49	7-1-2040	2,775,000	2,775,000
California Statewide CDA International School Peninsula Project (Education Revenue)	4.60	11-1-2013	140,000	140,197
Chino Ontario Upland CA Water Facilities Authority COP Agua de Lejos Project (Water & Sewer Revenue, National Insured)	5.20	10-1-2015	330,000	335,006
Chula Vista CA Elementary School Building Projects COPS Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2017	1,765,000	2,007,917
Chula Vista CA Elementary School Building Projects COPS Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2018	1,985,000	2,278,681
Chula Vista CA Industrial Development Revenue San Diego Gas & Electric Company Series A (Utilities Revenue)	1.65	7-1-2018	5,000,000	4,997,400
Compton CA Unified School District Election of 2002 CAB Series D (GO, Ambac Insured) ¤	0.00	6-1-2017	3,570,000	3,222,603
Culver City CA RDFA (Tax Revenue, Ambac Insured)	5.50	11-1-2014	995,000	1,008,671
Delano CA Financing Authority Lease Police Station & Capital Improvements Series A (Miscellaneous Revenue)	3.00	12-1-2013	940,000	943,252
Golden State Tobacco Securitization Corporation California Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) ø144A	0.67	6-1-2047	31,160,000	31,160,000
Golden State Tobacco Securitization Corporation California Tobacco Settlement ROC RR-II-R-11442 (Tobacco Revenue, AGC Insured, Citibank NA LIQ) ø144A	0.52	6-1-2035	3,055,000	3,055,000
Inland Valley CA Development Agency Series B (Tax Revenue)	4.25	3-1-2041	35,100,000	36,256,194
Inland Valley CA Development Agency Series C (Tax Revenue)	4.50	3-1-2041	17,500,000	18,413,500
Irwindale CA CDA PFOTER Series 3542 (Tax Revenue, AGM Insured, Dexia Credit Local LIQ) ø144A	0.47	7-15-2026	27,490,000	27,490,000
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-2014	800,000	836,160
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.81	7-1-2019	6,025,000	5,547,941
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00	8-1-2018	1,000,000	1,101,050
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00	8-1-2019	1,000,000	1,096,960
Oakland CA Unified School District Alameda County Refunding Bond (GO, National Insured)	5.00	8-1-2016	3,030,000	3,283,035
Palomar CA Pomerado Health PFOTER Series 4683 (GO, National Insured, Bank of America NA LIQ) ø144A	0.35	8-1-2037	31,250,000	31,250,000
Port Hueneme CA Redevelopment Agency Central Community Project (Tax Revenue, Ambac Insured)	5.50	5-1-2014	450,000	453,326
Sacramento CA PFOTER Series 3934 (Water & Sewer Revenue, FGIC Insured, Dexia Credit Local LIQ) ø	0.40	12-1-2035	10,000,000	10,000,000

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

San Buenaventura CA Community Memorial Health System (Health Revenue)	5.00%	12-1-2016	$1,730,000	$1,794,494
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, Ambac Insured)	5.00	2-15-2014	4,310,000	4,385,382
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, Ambac Insured)	5.00	2-15-2015	4,525,000	4,789,305
San Francisco CA Building Authority Civic Center Project Series A (Miscellaneous Revenue)	5.00	12-1-2013	1,000,000	1,008,190
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	3.00	6-1-2014	790,000	801,558
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	4.00	6-1-2015	2,515,000	2,637,154
San Jose CA Airport Authority Series A1 (Airport Revenue)	3.50	3-1-2014	1,000,000	1,012,550
San Jose CA Redevelopment Agency Tax Unrefunded Balance Merged Area (Tax Revenue, National Insured)	6.00	8-1-2015	3,090,000	3,307,567
San Manuel CA Entertainment Authority Series 2004-C (Tax Revenue) 144A	4.50	12-1-2016	7,900,000	8,073,168
Sierra CA Joint Community College District School Facilities Improvement District #2 CAB Series B (GO, National Insured) ¤	0.00	8-1-2015	500,000	492,215
South San Francisco CA Unified School District BAN Series D (GO) ¤	0.00	5-15-2017	20,000,000	19,009,800
Upland CA COP San Antonio Community Hospital Project (Miscellaneous Revenue)	5.00	1-1-2015	1,915,000	2,009,850
Washington Township CA Health Care District Series A (GO)	5.00	7-1-2014	1,000,000	1,029,520
Washington Township CA Health Care District Series A (GO)	6.50	8-1-2014	1,000,000	1,048,420

				400,313,850

Colorado : 1.39%

Aurora CO E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2018	4,000,000	3,415,520
Aurora CO E-470 Public Highway Authority Senior Series CD-2 (Transportation Revenue, National Insured) ±	1.82	9-1-2039	15,325,000	15,327,605
Colorado Public Authority for Energy Natural Gas Purchase Project (Utilities Revenue)	5.75	11-15-2018	7,650,000	8,518,122
Colorado Springs CO Utilities Various Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.27	11-1-2036	17,000,000	17,000,000
Denver CO City & County Airport Sub Series G1 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.23	11-15-2025	24,000,000	24,000,000
Denver CO City & County Airport Sub Series G2 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.23	11-15-2025	8,915,000	8,915,000

				77,176,247

Connecticut : 2.20%

Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	2.00	7-1-2015	2,240,000	2,287,085
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2016	2,380,000	2,628,900
Connecticut Series A (Miscellaneous Revenue) ±	0.60	4-15-2016	5,000,000	4,993,100
Connecticut Series A (Miscellaneous Revenue) ±	0.62	3-1-2019	2,000,000	1,972,940
Connecticut Series A (Miscellaneous Revenue) ±	0.72	3-1-2020	7,000,000	6,897,660
Connecticut Series A (Miscellaneous Revenue) ±	0.75	4-15-2017	4,600,000	4,598,666
Connecticut Series A (Miscellaneous Revenue) ±	0.84	5-15-2017	17,000,000	16,983,170
Connecticut Series A (Miscellaneous Revenue) ±	0.99	5-15-2018	17,740,000	17,706,649
Connecticut Series A (Miscellaneous Revenue) ±	1.02	3-1-2017	12,795,000	12,844,773
Connecticut Series A (Miscellaneous Revenue) ±	1.17	4-15-2019	5,500,000	5,570,785
Connecticut Series A (Miscellaneous Revenue) ±	1.27	3-1-2018	13,500,000	13,561,830
Connecticut Series A (Miscellaneous Revenue) ±	1.42	3-1-2019	21,500,000	21,777,780
Connecticut Series C (Miscellaneous Revenue) ±	0.72	5-15-2016	5,000,000	4,998,000
Connecticut Series D (Miscellaneous Revenue) ±	0.59	9-15-2017	1,500,000	1,489,890
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (Resource Recovery Revenue)	5.50	1-1-2014	870,000	870,748
Hamden CT Refunding Bond (GO)	5.00	8-15-2017	1,500,000	1,664,355
Hamden CT Refunding Bond (GO)	5.00	8-15-2018	1,000,000	1,116,710

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Connecticut (continued)

Naugatuck CT COP Incineration Facility Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00%	6-15-2015	$305,000	$307,583

				122,270,624

Delaware : 0.04%

Delaware HCFR Nanticoke Memorial Hospital Project (Health Revenue)	4.00	7-1-2016	1,045,000	1,062,535
Delaware HCFR Nanticoke Memorial Hospital Project (Health Revenue)	5.00	7-1-2017	1,225,000	1,281,350

				2,343,885

District of Columbia : 0.51%

District of Columbia HFA Series B (Housing Revenue)	5.63	6-1-2035	110,000	110,914
District of Columbia Income Tax Secured Refunding Series E (Tax Revenue) ±	0.82	12-1-2017	13,000,000	13,038,480
District of Columbia Thomas B. Fordham Foundation (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.30	10-1-2037	3,900,000	3,900,000
District of Columbia Water & Sewer Authority Public Utility District Series B2 (Water & Sewer Revenue) ±	0.65	10-1-2040	11,000,000	11,001,430

				28,050,824

Florida : 7.47%

Brevard County FL HCFR Refunding Bond Health First Incorporated Series A (Health Revenue)	5.00	4-1-2018	1,140,000	1,287,379
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.72	6-1-2014	31,000,000	31,262,260
Cooper City FL Utility System CAB (Water & Sewer Revenue, Ambac Insured) ¤	0.00	10-1-2013	395,000	394,961
Escambia County FL Utilities Authority (Utilities Revenue, National Insured)	6.25	1-1-2015	1,290,000	1,328,765
Florida Department of Corrections COP Okeechobee Correctional Facility Project (Miscellaneous Revenue, Ambac Insured)	5.00	3-1-2014	1,000,000	1,017,330
Florida Department of Environmental Protection Everglades Restoration Class B (Tax Revenue, AGM Insured) ø	0.32	7-1-2027	11,795,000	11,795,000
Florida Department of Environmental Protection Everglades Restoration Series A (Tax Revenue, AGM Insured) ø	0.30	7-1-2027	22,035,000	22,035,000
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured)	4.00	12-1-2020	1,135,000	1,161,060
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured)	4.00	12-1-2020	540,000	550,957
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured)	4.25	12-1-2020	2,050,000	2,102,952
Gulf Breeze FL Local Government Loan Series FG&H (Miscellaneous Revenue) ±	1.75	12-1-2020	15,100,000	15,132,918
Highlands County FL Health Facilities Authority Adventist Health Series I (Health Revenue)	4.50	11-15-2015	4,625,000	4,998,608
Hillsborough County FL IDA Tampa General Hospital Series B (Health Revenue, Ambac Insured)	5.25	10-1-2015	2,790,000	2,790,391
Hillsborough County FL School Board Refunding Bond (Tax Revenue, Ambac Insured)	5.00	10-1-2013	1,000,000	1,000,100
Hillsborough County FL School Board Refunding Bond (Tax Revenue, Ambac Insured)	5.00	10-1-2015	3,365,000	3,557,613
Hillsborough County FL School Board Refunding Bond (Tax Revenue, Ambac Insured)	5.00	10-1-2016	7,325,000	7,848,152
Jacksonville FL Sales Refunding Better Jacksonville (Tax Revenue)	5.00	10-1-2017	2,000,000	2,285,820
Lakeland FL Energy System (Utilities Revenue) ±	1.17	10-1-2014	38,000,000	38,196,840
Lee County FL Airport Refunding Series A (Airport Revenue, AGM Insured)	5.00	10-1-2014	3,000,000	3,137,040
Manatee County FL HFA Single Family Sub Series 2 (Housing Revenue, GNMA Insured)	6.50	11-1-2023	70,000	71,000

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)

Marion County FL School Board Series B (Miscellaneous Revenue, Ambac Insured)	5.00%	6-1-2014	$325,000	$334,669
Miami Beach FL Health Facilities Refunding Mount Sinai Medical Center (Health Revenue)	3.00	11-15-2015	1,000,000	1,033,430
Miami Beach FL Health Facilities Refunding Mount Sinai Medical Center (Health Revenue)	3.00	11-15-2016	1,500,000	1,561,185
Miami Beach FL Health Facilities Refunding Mount Sinai Medical Center (Health Revenue)	4.00	11-15-2017	1,750,000	1,880,603
Miami FL Refunding Homeland Defense (GO, National Insured)	5.00	1-1-2017	5,000,000	5,420,600
Miami Gardens FL COP Series A1 (Miscellaneous Revenue)	5.00	6-1-2014	1,095,000	1,123,842
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	4-1-2016	1,000,000	1,096,770
Miami-Dade County FL Expressway Authority Series 2012 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ±144Aø	0.79	8-1-2028	39,550,000	39,550,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, AGM Insured, Citibank NA LIQ) ø144A	0.27	7-1-2018	670,000	670,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) ±144Aø	0.79	10-13-2023	20,000,000	20,000,000
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A (Health Revenue)	4.00	8-1-2014	500,000	512,655
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A (Health Revenue)	4.00	8-1-2015	615,000	645,117
Miami-Dade County FL School Board COP (Miscellaneous Revenue, National Insured)	5.25	10-1-2015	4,000,000	4,173,120
Miami-Dade County FL School Board COP Series A (Miscellaneous Revenue)	5.00	8-1-2021	18,375,000	20,066,786
Miami-Dade County FL School Board COP Series B (Miscellaneous Revenue, AGM Insured)	5.00	5-1-2016	1,400,000	1,553,384
Miami-Dade County FL School Board COP Series B (Miscellaneous Revenue)	5.00	5-1-2032	17,000,000	18,724,140
Miami-Dade County FL School Board Master Equipment Lease 2 (Miscellaneous Revenue)	3.59	3-3-2016	6,249,707	6,302,704
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	4.00	10-1-2013	1,000,000	1,000,100
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10-1-2014	1,710,000	1,779,563
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10-1-2015	1,905,000	2,046,637
Orange County FL Health Facilities Authority Orlando Health Incorporated (Health Revenue)	5.00	10-1-2013	1,820,000	1,820,237
Orange County FL Health Facilities Authority Orlando Health Incorporated (Health Revenue)	5.00	10-1-2014	1,000,000	1,042,890
Orange County FL School Board COP Series A (Miscellaneous Revenue)	5.00	8-1-2014	3,000,000	3,117,360
Orange County FL School Board COP Series A (Miscellaneous Revenue)	5.00	8-1-2015	3,500,000	3,777,410
Orange County FL School Board COP Series A (Miscellaneous Revenue)	5.00	8-1-2016	600,000	667,056
Palm Beach County FL HCFR Acts Retirement Life Series B (Health Revenue)	5.00	11-15-2020	6,300,000	6,592,887
Palm Beach County FL HCFR Jupiter Medical Center Project Series A (Health Revenue)	4.00	11-1-2018	1,235,000	1,319,659
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.50	8-1-2029	41,000,000	41,000,000
Polk County FL School Board COP Series A (Miscellaneous Revenue, AGM Insured)	3.00	1-1-2014	535,000	538,756
Polk County FL School Board COP Series A (Miscellaneous Revenue, AGM Insured)	3.00	1-1-2015	1,935,000	1,995,082
Polk County FL School Board COP Series B (Miscellaneous Revenue, AGM Insured)	3.00	1-1-2015	1,235,000	1,273,347
Sarasota County FL Educational Facilities School Arts & Sciences Project (Education Revenue)	5.20	7-1-2017	620,000	637,589

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)

Seminole Tribe Florida Gaming Division Series A (Miscellaneous Revenue) 144A	5.13%	10-1-2017	$2,675,000	$2,779,031
South Lake County FL Hospital District (Health Revenue)	4.00	10-1-2014	835,000	859,207
South Lake County FL Hospital District (Health Revenue)	5.00	10-1-2015	920,000	987,546
Space Coast Infrastructure Agency I-95 Brevard County FL Project (IDR)	4.00	6-15-2017	14,865,000	15,751,995
Space Coast Infrastructure Agency I-95 Brevard County FL Project (IDR)	4.00	6-15-2018	5,695,000	5,997,803
St. Johns County FL Water & Sewer Authority CAB Series A (Tax Revenue, National Insured) ¤	0.00	6-1-2014	1,645,000	1,639,637
St. Lucie County FL School Board Certificates Series A (Miscellaneous Revenue)	3.50	7-1-2014	2,780,000	2,844,162
St. Lucie County FL School Board Certificates Series A (Miscellaneous Revenue)	4.00	7-1-2015	4,835,000	5,110,740
Sunshine Florida Governmental Funding Commission Miami-Dade County Project Series A (Miscellaneous Revenue)	5.00	9-1-2016	3,640,000	4,063,769
Tampa Bay FL Water Regional Water Refunding Bond (Water & Sewer Revenue)	5.00	10-1-2013	1,000,000	1,000,130
Tampa Bay FL Water Regional Water Refunding Bond (Water & Sewer Revenue)	5.00	10-1-2015	2,500,000	2,727,050
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2015	12,905,000	13,761,118
Volusia County FL School Board (Tax Revenue, National Insured)	5.00	10-1-2016	1,000,000	1,051,430
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	10,000,000	10,896,800

				414,682,142

Georgia : 1.57%

Atlanta GA Airport Passenger Facility Charge & Subordinate Lien Term Series C (Airport Revenue, AGM Insured, Citibank NA LIQ) ø144A	0.27	1-1-2014	11,650,000	11,650,000
Atlanta GA Water & Sewer Refunding Series A-1 (Water & Sewer Revenue) ±	1.62	11-1-2038	21,500,000	21,435,070
Bartow County GA Development Authority Georgia Power Company Bowen Project (Utilities Revenue) ±	2.70	8-1-2043	17,500,000	17,625,650
Burke County GA Development Authority PCR Oglethorpe Power Corporation Plant Vogtle (Resource Recovery Revenue, AGM Insured) ±(m)(n)	0.31	1-1-2020	3,575,000	3,342,625
DeKalb County GA Community Parks & Greenspace Project (GO)	5.00	12-1-2014	1,520,000	1,593,538
Georgia Private Colleges & Universities Authority Mercer University Series B (Education Revenue)	4.00	10-1-2017	3,285,000	3,478,027
Henry County GA Master State Municipal Loan (Miscellaneous Revenue)	4.09	4-24-2016	2,316,123	2,392,254
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2017	6,840,000	7,386,584
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2018	4,240,000	4,651,958
Milledgeville & Baldwin County GA Development Authority College & State University (Education Revenue, Ambac Insured) ±	0.68	10-1-2016	2,785,000	2,774,306
Monroe County GA Development Authority PCR Oglethorpe Power Corporation Scherer (Resource Recovery Revenue, AGM Insured) ±(m)(n)	0.31	1-1-2020	2,950,000	2,758,250
Pike County GA School District (GO, Ambac Insured)	5.70	2-1-2016	630,000	662,735
Public Gas Partners Incorporated Georgia Series A (Utilities Revenue)	5.00	10-1-2013	2,000,000	2,000,260
Public Gas Partners Incorporated Georgia Series A (Utilities Revenue)	5.00	10-1-2014	3,000,000	3,128,520
Richmond County GA Development Authority (IDR)	5.15	3-1-2015	2,000,000	2,089,140

				86,968,917

Guam : 0.10%

Guam Department of Education John F. Kennedy High School Project Series A COP (Miscellaneous Revenue)	5.50	12-1-2015	315,000	324,343
Guam Government Hotel Occupancy Series A (Tax Revenue)	3.75	11-1-2014	1,845,000	1,887,822
Guam Government Waterworks Authority (Water & Sewer Revenue)	4.00	7-1-2015	980,000	970,396
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2019	450,000	480,236
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2018	675,000	731,079

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Guam (continued)

Guam International Airport Authority Series C (Airport Revenue)	5.00%	10-1-2018	$1,310,000	$1,378,565

				5,772,441

Idaho : 0.00%

Idaho Housing & Finance Association Series A (Housing Revenue)	6.25	7-1-2038	115,000	116,325

Illinois : 13.56%

Chicago IL Board of Education Dedicated Series C1 (GO) ±	1.02	3-1-2032	39,000,000	39,102,960
Chicago IL Board of Education Dedicated Series C2 (GO) ±	1.17	3-1-2032	33,000,000	33,124,410
Chicago IL Board of Education Dedicated Series D (GO, AGM Insured)	5.00	12-1-2018	500,000	556,730
Chicago IL Board of Education Series 2012 (GO, Dexia Credit Local LOC, Dexia Credit Local LIQ) ±144A	0.94	12-1-2034	32,810,000	32,810,000
Chicago IL Board of Education Series A2 (GO) ±	0.82	3-1-2035	24,000,000	24,065,280
Chicago IL Board of Education Series A3 (GO) ±	0.90	3-1-2036	46,000,000	46,207,460
Chicago IL Board of Education Series C (GO)	5.00	12-1-2019	5,000,000	5,373,600
Chicago IL CAB Series A (GO, National Insured) ±	5.53	1-1-2020	1,290,000	1,368,793
Chicago IL Charter School Project (Education Revenue)	5.00	12-1-2014	360,000	372,438
Chicago IL Housing Authority Capital Program (Housing Revenue, AGM/HUD Insured)	5.00	7-1-2014	2,265,000	2,337,457
Chicago IL Motor Fuel Project Series A (Tax Revenue, AGM Insured) ø144A	0.35	1-1-2038	11,155,000	11,155,000
Chicago IL Motor Fuel Tax (Tax Revenue, Ambac Insured)	5.38	1-1-2014	330,000	334,125
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2019	1,000,000	1,120,220
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2020	850,000	948,796
Chicago IL O’Hare International Airport General Third Lien Series A (Airport Revenue)	5.00	1-1-2017	2,630,000	2,912,252
Chicago IL Park District Refunding Harbor Facilities Series D (GO)	5.00	1-1-2019	1,000,000	1,132,310
Chicago IL Park District Refunding Series B (GO)	5.00	1-1-2019	3,555,000	4,025,362
Chicago IL Project & Refunding Bond Series C (GO, Ambac Insured)	4.00	1-1-2017	925,000	981,453
Chicago IL Project & Refunding Bond Series C (GO, National Insured)	4.00	1-1-2017	275,000	291,783
Chicago IL Refunding Bond Series A (GO, AGM Insured)	5.00	1-1-2015	100,000	104,902
Chicago IL Refunding Bond Series A (GO, AGM Insured)	5.00	1-1-2019	1,000,000	1,029,600
Chicago IL Refunding Bond Series A (GO, AGM Insured)	5.00	1-1-2020	10,000,000	10,267,300
Chicago IL Refunding Bond Series B (GO, Ambac Insured)	5.13	1-1-2022	9,000,000	9,593,550
Chicago IL Refunding Emergency Telephone System (GO, National Insured)	5.25	1-1-2020	2,040,000	2,235,228
Chicago IL Refunding Emergency Telephone System (GO, National Insured)	5.50	1-1-2019	2,600,000	2,904,200
Chicago IL Revenue Recovery Zone Facility (IDR)	6.13	12-1-2018	8,665,000	9,273,803
Chicago IL Series A2 (GO, Ambac Insured)	5.50	1-1-2018	11,100,000	11,903,085
Chicago IL Transit Authority Capital Grants Receipts Unrefunded Federal Transit Administration Series 5307B (Miscellaneous Revenue, Ambac Insured)	5.00	6-1-2017	3,105,000	3,413,264
Chicago IL Various Certificates 2008 (GO, Dexia Credit Local LOC, AGM/Ambac Insured, Dexia Credit Local LIQ) ø144A	0.50	1-1-2019	16,215,000	16,215,000
Chicago IL Various Projects Series B-1 (GO, JPMorgan Chase & Company SPA) ø	0.04	1-1-2034	9,340,000	9,340,000
Chicago IL Various Projects Series B-2 (GO, JPMorgan Chase & Company SPA) ø	0.39	1-1-2034	23,095,000	23,095,000
Cicero IL Series A (GO, Syncora Guarantee Incorporated Insured)	5.00	1-1-2014	1,335,000	1,346,468
Cicero IL Series A (GO, Syncora Guarantee Incorporated Insured)	5.00	1-1-2015	2,725,000	2,828,332
Cook & Will County IL High School District 206 (GO, AGM Insured)	4.00	12-15-2013	4,195,000	4,216,604
Cook & Will County IL High School District 206 (GO, AGM Insured)	4.50	12-15-2014	2,540,000	2,626,868
Cook County IL Revenue Adjusted Catholic Theological Union Project (Miscellaneous Revenue, Royal Bank of Scotland LOC) ø	0.20	2-1-2035	9,200,000	9,200,000
Illinois (GO)	3.00	7-1-2018	2,000,000	2,026,600
Illinois (GO)	4.00	7-1-2018	8,000,000	8,475,680
Illinois (GO)	5.00	9-1-2015	1,885,000	1,950,523
Illinois Development Finance Authority Adventist Health System (Health Revenue, AGM Insured)	5.00	5-15-2014	4,500,000	4,604,580
Illinois Development Finance Authority Adventist Health System (Health Revenue, National Insured)	5.50	11-15-2013	200,000	201,184

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Illinois Finance Authority Advocate Health Sub Series C3B (Health Revenue)	4.38%	11-1-2038	$3,500,000	$3,608,780
Illinois Finance Authority Prairie Power Series A (Resource Recovery Revenue) ±	3.00	7-1-2042	4,000,000	4,043,760
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	4-1-2014	655,000	666,181
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	4-1-2015	555,000	579,392
Illinois Finance Authority Revenue Resurrection Health (Health Revenue)	5.00	5-15-2014	3,250,000	3,330,373
Illinois Finance Authority Revenue Roosevelt University Project (Education Revenue)	5.00	4-1-2015	900,000	935,082
Illinois First Series (GO, AGM Insured)	5.50	5-1-2015	4,525,000	4,844,646
Illinois Housing Development Authority (Housing Revenue)	5.00	8-1-2028	2,600,000	2,739,256
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National Insured)	5.25	2-1-2020	2,705,000	2,913,042
Illinois Prerefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	1,800,000	1,800,234
Illinois Refunding Bond (GO, AGM Insured)	5.00	1-1-2017	1,185,000	1,301,094
Illinois Refunding Bond (GO)	5.00	1-1-2018	1,830,000	2,011,865
Illinois Refunding Bond (GO, Ambac Insured)	5.00	11-1-2018	10,650,000	11,067,906
Illinois Refunding Bond (GO)	5.00	1-1-2020	2,650,000	2,904,082
Illinois Refunding Junior Obligations (Tax Revenue)	5.00	6-15-2018	14,055,000	16,058,540
Illinois Series 2004 (GO)	5.00	9-1-2016	10,000,000	10,334,800
Illinois Series 2010 (GO)	5.00	1-1-2016	11,225,000	12,081,468
Illinois Series 2012 (Miscellaneous Revenue)	5.00	8-1-2017	11,600,000	12,782,388
Illinois Series A (Tax Revenue)	3.00	1-1-2018	12,050,000	12,257,140
Illinois Series A (Tax Revenue)	4.00	1-1-2016	10,470,000	11,037,893
Illinois Series B (Miscellaneous Revenue, DEPFA Bank plc SPA) ø	2.00	10-1-2033	115,120,000	115,120,000
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, PNC Bank NA SPA) ø	0.20	1-1-2031	5,000,000	5,000,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured) ø	0.50	1-1-2016	9,000,000	9,000,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured) ø	0.50	1-1-2017	30,000,000	30,000,000
Illinois Unemployment Insurance Series A (Tax Revenue)	5.00	12-15-2016	5,200,000	5,851,924
Illinois Unemployment Insurance Series B (Tax Revenue)	4.00	6-15-2020	10,000,000	10,199,100
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	12-15-2017	4,700,000	5,268,418
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	6-15-2018	16,465,000	18,370,659
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	6-15-2019	8,520,000	9,100,894
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	3,965,000	3,979,353
Knox & Warren Counties IL Community United School District # 205 Series A (GO)	3.50	1-1-2015	500,000	514,820
Lake County IL Community Consolidated School District (GO, National Insured)	8.70	1-1-2016	1,075,000	1,203,312
Lake County IL Community High School District #117 Antioch CAB Series B (GO, National Insured) ¤	0.00	12-1-2016	4,975,000	4,650,381
Lake County IL Forest Preservation District Series A (GO) ±	0.62	12-15-2016	1,925,000	1,911,968
Metropolitan Pier & Exposition Authority IL CAB McCormick Project Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2017	11,210,000	10,352,323
Metropolitan Pier & Exposition Authority IL CAB McCormick Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2017	6,000,000	5,452,080
Regional Transportation Authority Illinois Refunding Balance Series B (Tax Revenue) ±	0.70	6-1-2025	15,355,000	15,355,000
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2014	1,565,000	1,591,589
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2015	1,090,000	1,141,001
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2016	635,000	678,466
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2018	12,000,000	12,856,800
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2019	5,900,000	6,258,130
University of Illinois COP Infrastructure Project (Miscellaneous Revenue, Ambac Insured)	5.00	8-15-2014	6,275,000	6,456,159
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2016	855,000	905,907

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00%	4-1-2017	$635,000	$679,831
Will & Kendall Counties IL Community Consolidated School District # 202 (GO)	4.00	1-1-2014	925,000	933,066
Will & Kendall Counties IL Community Consolidated School District # 202 (GO)	4.00	1-1-2015	1,800,000	1,871,640
Winnebago & Boone Counties IL School Districts CAB #205 Rockford (GO, AGM Insured) ¤	0.00	2-1-2015	500,000	490,020
Winnebago & Boone Counties IL School Districts CAB #205 Rockford (GO, Ambac Insured)	5.00	2-1-2014	1,250,000	1,266,125
Winnebago County IL School District #122 Harlem-Loves Park Prerefunded Balance CAB (GO, AGM Insured) ¤	0.00	1-1-2014	1,290,000	1,289,213
Winnebago County IL School District #122 Harlem-Loves Park Unrefunded Balance CAB (GO, AGM Insured) ¤	0.00	1-1-2014	2,310,000	2,307,020

				752,425,321

Indiana : 4.02%

Indiana Education Facilities Authority CAB (Education Revenue, National Insured) ¤	0.00	2-1-2015	400,000	391,576
Indiana Finance Authority Floyd Memorial Hospital & Health Refunding Balance (Health Revenue)	5.00	3-1-2014	1,810,000	1,838,272
Indiana Finance Authority HCFR Jackson County Schneck Hospital (Health Revenue)	4.00	2-15-2014	1,000,000	1,010,040
Indiana Finance Authority HCFR Jackson County Schneck Hospital (Health Revenue)	4.00	2-15-2015	1,230,000	1,271,168
Indiana Finance Authority HEFA Ascension Health Series B2 (Health Revenue)	5.00	3-1-2015	1,895,000	1,985,410
Indiana Finance Authority HEFA Ascension Health Series B3 (Health Revenue) ±	2.09	11-15-2031	70,710,000	72,029,449
Indiana Finance Authority Revenue Ohio River Bridges (IDR)	5.00	1-1-2019	79,130,000	83,568,402
Indiana HFFA Ascension Health Series A-1 (Health Revenue) ±	2.80	11-1-2027	12,000,000	12,110,160
Indianapolis IN Local Public Improvement Bond Bank (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) ø144A	0.32	1-1-2017	24,825,000	24,825,000
Knox County IN Economic Development Good Samaritan Hospital Series A (Health Revenue)	3.00	4-1-2015	600,000	618,354
Knox County IN Economic Development Good Samaritan Hospital Series A (Health Revenue)	3.00	4-1-2016	600,000	623,154
Petersburg IN PCR Refunding Industry Power & Light (IDR, National Insured)	5.40	8-1-2017	1,000,000	1,124,530
Plainfield IN Redevelopment District Ronald Reagan Corridor Project (Tax Revenue)	4.88	2-1-2035	10,000,000	10,063,600
Zionsville IN Community Schools Building Corporation Series DCL 047 (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø	0.32	1-15-2025	11,420,000	11,420,000

				222,879,115

Iowa : 0.48%

Iowa Finance Authority HCFR Series A (Health Revenue, AGM Insured)	3.13	8-15-2014	1,000,000	1,020,610
Iowa Finance Authority Midwestern Iowa Fertilizer Company Project (IDR)	5.00	12-1-2019	17,000,000	16,515,840
Iowa Student Loan Liquidity Corporation Senior Series A1 (Education Revenue)	4.40	12-1-2018	4,445,000	4,858,830
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	4.00	12-1-2013	4,300,000	4,319,737

				26,715,017

Kansas : 0.95%

Kansas Development Finance Authority Series F (Health Revenue)	3.00	11-15-2013	250,000	250,850
Kansas Development Finance Authority Series F (Health Revenue)	3.00	11-15-2014	650,000	667,518
Wichita KS Facilities Improvement Series 3-A (Health Revenue)	5.00	11-15-2013	1,750,000	1,760,448

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Kansas (continued)

Wichita KS Hospital Revenue Via Christi Health System (Health Revenue)	5.00%	11-15-2013	$2,280,000	$2,293,612
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien CAB Series A (Tax Revenue) ¤	0.00	6-1-2021	71,870,000	47,838,828

				52,811,256

Kentucky : 0.09%

Ashland KY Ashland Hospital Corporation Series B (Health Revenue)	4.00	2-1-2014	1,000,000	1,011,900
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, National Insured)	5.63	3-1-2014	1,230,000	1,235,387
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, National Insured)	5.63	3-1-2015	2,710,000	2,720,976

				4,968,263

Louisiana : 4.01%

DeSoto Parish LA PCR Southwestern Electrical Power (Utilities Revenue) ±	3.25	1-1-2019	28,000,000	28,603,120
East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±	0.93	2-1-2046	46,000,000	46,106,260
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewer Commission Series B (Tax Revenue) ±	0.83	2-1-2049	35,500,000	35,326,760
Louisiana Local Government Environmental Facilities & CDA Louisiana Tech University Project (Housing Revenue)	3.00	7-1-2017	680,000	716,965
Louisiana Local Government Environmental Facilities & CDA Louisiana Tech University Project (Housing Revenue)	3.00	7-1-2018	525,000	548,216
Louisiana Local Government Environmental Facilities & CDA Series A (Education Revenue)	4.00	10-1-2013	1,500,000	1,500,150
Louisiana Local Government Environmental Facilities & CDA Series A (Education Revenue)	4.00	10-1-2014	1,500,000	1,551,135
Louisiana PFA Nineteenth Judicial District Court (Miscellaneous Revenue, National Insured)	5.00	6-1-2016	1,000,000	1,095,410
Louisiana Regional Transit Authority CAB (Tax Revenue, National Insured) ¤	0.00	12-1-2021	5,000,000	3,364,150
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	4.63	1-1-2015	1,120,000	1,165,394
New Orleans LA Aviation Board Series A Refunding Balance (Airport Revenue, AGM Insured)	5.00	1-1-2015	1,000,000	1,055,210
New Orleans LA Aviation Board Series B-2 Refunding Balance (Airport Revenue, AGM Insured)	5.00	1-1-2015	1,845,000	1,946,862
New Orleans LA Master Lease (GO) (i)	5.25	1-1-2018	12,932,910	13,287,918
Saint Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2017	3,135,000	3,363,918
Saint Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2018	3,245,000	3,476,855
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (IDR) ø	0.35	11-1-2040	24,435,000	24,435,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B1 (IDR) ø	0.34	11-1-2040	54,720,000	54,720,000

				222,263,323

Maine : 0.14%

Bucksport ME Solid Waste Disposal International Paper Series A (IDR)	4.00	3-1-2014	3,135,000	3,169,579
Maine Educational Loan Authority Class A Series A1 (Education Revenue, AGM Insured)	4.63	12-1-2013	2,660,000	2,675,508
Maine Educational Loan Authority Class A Series A1 (Education Revenue, AGM Insured)	4.95	12-1-2014	1,695,000	1,763,342

				7,608,429

Maryland : 1.67%

Baltimore County MD Economic Development Revenue Blue Circle Incorporated Project (IDR, BNP Paribas LOC) ø	0.50	12-1-2017	5,000,000	5,000,000

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Maryland (continued)

Maryland Health & HEFAR John Hopkins Health System Series A (Health Revenue) ±	0.72%	5-15-2046	$8,000,000	$7,844,000
Maryland Health & HEFAR John Hopkins Health System Series B (Health Revenue) ±	0.70	5-15-2029	11,000,000	10,775,710
Maryland Health & HEFAR John Hopkins Health System Series B (Health Revenue) ±	1.27	5-15-2042	12,500,000	12,649,750
Maryland Health & HEFAR John Hopkins Health System Series C (Health Revenue) ±	0.95	5-15-2038	22,420,000	22,405,875
Maryland Health & HEFAR John Hopkins Health System Series C (Health Revenue) ±	0.95	5-15-2038	19,430,000	19,417,759
Washington MD Suburban Sanitary Commission (GO)	5.00	6-1-2019	12,500,000	14,824,500

				92,917,594

Massachusetts : 1.68%

Massachusetts Development Finance Agency Boston Medical Center Series C (Health Revenue)	5.00	7-1-2015	1,000,000	1,059,940
Massachusetts Development Finance Agency Dominion Energy Brayton Recovery Zone Series A (Utilities Revenue) ±	2.25	12-1-2041	2,665,000	2,779,542
Massachusetts Development Finance Agency Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2016	500,000	526,105
Massachusetts Development Finance Agency Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2017	500,000	528,485
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	2.75	1-1-2014	2,185,000	2,196,056
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	3.15	1-1-2015	1,810,000	1,856,246
Massachusetts HEFA Health System Catholic East (Health Revenue)	5.00	11-15-2013	1,680,000	1,689,794
Massachusetts HEFA Massachusetts Eye & Ear Infirmary Series C (Health Revenue)	5.00	7-1-2015	700,000	740,208
Massachusetts HEFA Partners Healthcare Series G6 (Health Revenue) ±	0.95	7-1-2038	40,000,000	39,830,400
Massachusetts Series A (GO) ±	0.59	9-1-2016	4,000,000	3,999,800
Massachusetts Series A (GO) ±	0.60	2-1-2014	12,070,000	12,070,000
Massachusetts Series A (GO) ±	0.73	2-1-2015	3,350,000	3,350,000
Massachusetts Various Consolidated Loan Series D (Tax Revenue) ±	0.50	1-1-2018	9,500,000	9,441,955
Massachusetts Water Resources Authority Series B (Water & Sewer Revenue, Ambac Insured)	5.25	12-1-2015	1,420,000	1,496,424
Massachusetts Water Resources Authority Series D (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	0.40	8-1-2025	11,540,000	11,540,000

				93,104,955

Michigan : 4.52%

Detroit MI City School District Refunding School Building & Site Improvement Series A (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2014	1,550,000	1,592,842
Detroit MI City School District Series DCL 045 (GO, Dexia Credit Local LOC, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) ø	0.72	5-1-2030	18,900,000	18,900,000
Detroit MI Distribution State Aid (GO)	5.00	11-1-2016	855,000	903,410
Detroit MI Series B (GO, AGM Insured)	5.00	4-1-2015	1,120,000	1,110,110
Detroit MI Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2016	3,000,000	3,018,270
Detroit MI Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.50	7-1-2016	1,000,000	1,011,880
Detroit MI Sewer Disposal System Second Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2016	2,470,000	2,480,917
Detroit MI Sewer Disposal System Second Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2017	4,375,000	4,387,031
Detroit MI Sewer Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.25	7-1-2018	1,835,000	1,854,745

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)

Detroit MI Sewer Disposal System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00%	7-1-2014	$5,000,000	$5,074,300
Detroit MI Sewer Disposal System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.50	7-1-2016	12,535,000	12,699,961
Detroit MI Sewer Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	6.00	7-1-2014	800,000	811,288
Detroit MI Sewer Disposal System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	3,695,000	3,701,318
Detroit MI Sewer Disposal System Senior Lien Series C-1 (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2018	300,000	304,635
Detroit MI Sewer Disposal System Senior Lien Series C-1 (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2020	1,800,000	1,816,848
Detroit MI Water & Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2014	1,420,000	1,424,828
Detroit MI Water & Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2015	2,505,000	2,513,567
Detroit MI Water Supply System (Water & Sewer Revenue, National Insured)	6.50	7-1-2015	1,720,000	1,745,766
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	5,050,000	5,056,313
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2018	750,000	746,183
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.50	7-1-2018	10,355,000	10,476,050
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	440,000	440,752
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, AGC/National Insured)	5.00	7-1-2018	400,000	401,192
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	4,350,000	4,332,470
Detroit MI Water Supply System Series A (Water & Sewer Revenue, National Insured)	5.25	7-1-2017	1,455,000	1,470,467
Detroit MI Water Supply System Series B (Water & Sewer Revenue, National Insured)	4.25	7-1-2016	1,075,000	1,062,853
Detroit MI Water Supply System Series B (Water & Sewer Revenue, National Insured)	5.00	7-1-2017	6,400,000	6,440,832
Detroit MI Water Supply System Series C (Water & Sewer Revenue, National Insured)	5.25	7-1-2016	1,400,000	1,399,944
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2015	1,250,000	1,320,350
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2016	1,100,000	1,179,398
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	1,100,000	1,181,862
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	975,000	1,003,460
Grand Ledge MI Public School District Refunding (GO, National/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,460,000	1,536,402
Huron Valley MI School District (GO, National/Qualified School Board Loan Fund Insured)	5.00	5-1-2015	2,965,000	3,156,687
Kent MI Hospital Finance Authority Spectrum Health Series A (Health Revenue)	5.25	1-15-2047	3,200,000	3,246,784
Michigan Building Authority Series I (Miscellaneous Revenue, AGM Insured)	5.25	10-15-2014	2,500,000	2,505,300
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	5.00	6-1-2014	16,070,000	16,461,144
Michigan Finance Authority School District (Miscellaneous Revenue)	4.00	6-1-2017	800,000	838,648
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2016	1,575,000	1,695,267
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2017	1,500,000	1,632,855
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	1-1-2020	25,000,000	28,923,250
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	7-1-2020	14,500,000	16,707,770
Michigan Hospital Finance Authority Ascension Health Series A-3 (Health Revenue) ±	1.87	11-1-2027	4,250,000	4,176,603
Michigan Hospital Finance Authority Ascension Health Series F-4 (Health Revenue) ±	1.95	11-15-2047	9,980,000	9,424,114

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)

Michigan Hospital Finance Authority Sparrow Hospital Obligation (Health Revenue)	5.00%	11-15-2015	$1,000,000	$1,074,060
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	2,450,000	2,581,982
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.25	5-1-2015	990,000	1,015,156
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2016	415,000	436,024
Michigan Municipal Bond Authority Local Government Loan Program Series B (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2013	225,000	226,013
Michigan Municipal Bond Authority Local Government Loan Program Series B (Miscellaneous Revenue, Ambac Insured)	5.75	12-1-2014	3,555,000	3,687,530
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.50	5-1-2014	80,000	80,092
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) ø144A	1.01	5-1-2029	30,995,000	30,995,000
Michigan Strategic Fund Obligation Dow Chemical Series B2 (IDR)	6.25	6-1-2014	6,000,000	6,183,660
Wayne County MI Airport Authority Refunding Bond Detroit Metropolitan Airport (Airport Revenue, AGC/MBIA/FGIC Insured)	5.00	12-1-2015	1,110,000	1,207,247
Wayne County MI Airport Authority Series A (Airport Revenue)	4.00	12-1-2013	5,000,000	5,026,850
Wayne County MI Airport Authority Series D (Airport Revenue)	5.00	12-1-2015	1,290,000	1,396,593
Wayne County MI Detroit Metropolitan Airport Junior Lien (Airport Revenue, National Insured)	5.00	12-1-2013	3,365,000	3,388,757
Western Michigan University Refunding (Education Revenue) %%	5.00	11-15-2020	1,000,000	1,138,080

				250,605,710

Minnesota : 0.68%

Central MN Municipal Power Agency Brookings Southeast Twin Cities Transmission Project (Utilities Revenue)	5.00	1-1-2017	1,215,000	1,270,501
Chaska MN Independent School District # 112 COP Series B (Miscellaneous Revenue)	3.00	12-1-2013	515,000	517,009
Chaska MN Independent School District # 112 COP Series B (Miscellaneous Revenue)	3.00	12-1-2014	530,000	544,178
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	4.00	8-15-2014	1,200,000	1,237,812
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A1 (Health Revenue, AGM Insured)	4.00	8-15-2015	750,000	793,095
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series B (Health Revenue, AGM Insured) ±	5.00	8-15-2015	600,000	646,074
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.22	8-15-2037	1,550,000	1,550,000
Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.22	8-15-2034	3,300,000	3,300,000
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.09	11-15-2017	9,400,000	8,977,000
Minneapolis MN Fairview Health Services Series A (Health Revenue)	5.13	11-15-2013	1,935,000	1,946,513
Minneapolis MN Health Care System Fairview Health Services Series B (Health Revenue, National Insured)	5.50	5-15-2016	2,200,000	2,218,546
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series A (Health Revenue) ##	4.75	2-15-2015	14,455,000	14,570,062

				37,570,790

Mississippi : 0.16%

Mississippi Business Finance Corporation Gulf Opportunity Zone Series A (Utilities Revenue)	3.25	5-1-2014	950,000	955,748
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2016	495,000	552,851
Mississippi Various Refunding Capital Improvements Projects Series D (Miscellaneous Revenue) ±	0.60	9-1-2017	7,100,000	7,105,609

				8,614,208

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Missouri : 0.54%

Missouri Development Finance Board Refunding & Improvement Electric System Series F (Miscellaneous Revenue)	4.00%	6-1-2016	$500,000	$535,075
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-2014	1,295,000	1,309,698
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-2015	1,380,000	1,455,307
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-2016	1,910,000	2,081,976
Sikeston MO Electric System Refunding (Utilities Revenue, National Insured)	6.00	6-1-2014	1,000,000	1,034,180
St. Louis MO Municipal Finance Corporation (Miscellaneous Revenue)	5.00	2-15-2015	1,000,000	1,054,820
St. Louis MO Municipal Finance Corporation (Miscellaneous Revenue)	5.00	2-15-2016	1,000,000	1,086,900
St. Louis MO PFOTER Series 004 (Airport Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	0.32	7-1-2026	21,230,000	21,230,000

				29,787,956

Montana : 0.00%

Montana Board Housing Series A2 (Housing Revenue)	4.20	12-1-2013	105,000	105,538

Nebraska : 0.26%

Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-2014	2,025,000	2,117,138
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-2015	11,630,000	12,404,674

				14,521,812

Nevada : 1.17%

Clark County NV Airport Revenue Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2019	1,000,000	1,126,330
Clark County NV Airport Revenue Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2020	1,000,000	1,117,840
Clark County NV School District Series A (GO, National Insured)	5.00	6-15-2019	9,155,000	9,850,597
Clark County NV School District Series B (GO, National Insured)	5.00	6-15-2018	5,240,000	5,638,135
Clark County NV School District Series B (GO)	5.00	6-15-2019	28,800,000	33,247,584
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	2.00	6-1-2014	450,000	448,272
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	2.00	6-1-2015	500,000	491,030
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	3.00	6-1-2016	500,000	493,540
Nevada River Commission Hoover Upgrading Project Series E (GO)	5.00	10-1-2015	4,365,000	4,761,211
Nevada River Commission Hoover Upgrading Project Series E (GO)	5.00	10-1-2016	4,595,000	5,167,905
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	1-15-2014	1,260,000	1,266,464
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	1-15-2015	1,520,000	1,550,202

				65,159,110

New Hampshire : 0.17%

New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2018	2,405,000	2,521,643
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2019	2,635,000	2,746,302
New Hampshire HFA SFMR Series B (Housing Revenue)	5.00	7-1-2027	4,150,000	4,379,703

				9,647,648

New Jersey : 5.74%

Atlantic City NJ Refunding Tax Appeal (GO)	4.00	11-1-2016	1,255,000	1,329,911
Atlantic City NJ Refunding Tax Appeal (GO)	4.00	11-1-2017	3,965,000	4,224,708
Casino Reinvestment Development Authority New Jersey Hotel Room Fee Revenue (Miscellaneous Revenue, Ambac Insured)	5.00	1-1-2015	2,310,000	2,406,974
Hudson County NJ COP (Miscellaneous Revenue, National Insured)	6.25	6-1-2016	2,000,000	2,236,880
Hudson County NJ Refunding Bond County College (GO)	4.00	7-15-2017	1,000,000	1,089,710
Hudson County NJ Refunding Bond County College (GO)	4.00	7-15-2018	1,135,000	1,243,143
Jersey City NJ Refunding Bond (GO, AGM Insured)	4.00	9-1-2017	1,620,000	1,767,323
Morris-Union Jointure Commission NJ Refunding Bond (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2015	750,000	784,740

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)

Morris-Union Jointure Commission NJ Refunding Bond (Miscellaneous Revenue, AGM Insured)	4.00%	8-1-2016	$2,235,000	$2,374,308
New Jersey EDA Cigarette Tax (Tobacco Revenue, Radian Insured)	5.38	6-15-2014	3,500,000	3,627,890
New Jersey EDA Cigarette Tax (Tobacco Revenue, Radian Insured)	5.38	6-15-2015	8,325,000	9,036,288
New Jersey EDA Cigarette Tax Series 2012 (Tobacco Revenue)	5.00	6-15-2016	10,000,000	10,915,900
New Jersey EDA Cigarette Tax Series 2012 (Tobacco Revenue)	5.00	6-15-2017	18,520,000	20,463,674
New Jersey EDA Motor Vehicle Commission Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2016	2,190,000	2,267,198
New Jersey EDA School Facilities Construction Notes (Miscellaneous Revenue) ±	0.97	2-1-2017	20,000,000	20,000,400
New Jersey EDA School Facilities Construction Notes Series DD1 (Miscellaneous Revenue)	5.00	12-15-2018	14,500,000	16,629,035
New Jersey EDA School Facilities Series C (Miscellaneous Revenue) ±	1.87	2-1-2018	38,000,000	38,855,380
New Jersey HCFR Series 3018 (Health Revenue, AGM Insured) ø144A	0.67	7-1-2038	21,910,000	21,910,000
New Jersey HFFA Catholic Health East (Health Revenue)	5.00	11-15-2013	2,000,000	2,011,540
New Jersey Higher Education Assistance Authority Series 1B (Education Revenue)	3.00	12-1-2013	10,340,000	10,383,842
New Jersey Higher Education Assistance Authority Series 1B (Education Revenue)	5.00	12-1-2013	5,000,000	5,040,350
New Jersey Higher Education Assistance Authority Series A (Education Revenue)	5.00	6-1-2014	5,555,000	5,727,816
New Jersey PFOTER Series 4716 (Miscellaneous Revenue, National/FGIC Insured, Dexia Credit Local LIQ) ø144A	0.47	9-1-2027	36,245,000	36,245,000
New Jersey PFOTER Series 4717 (GO, Ambac Insured, Dexia Credit Local LIQ) ø144A	0.40	12-15-2022	45,500,000	45,500,000
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	5.00	6-1-2014	2,500,000	2,553,950
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	5.00	6-1-2015	1,000,000	1,049,830
New Jersey Tobacco Settlement Financing Corporation Series C (Tobacco Revenue, Morgan Stanley Bank LIQ) ø144A	0.87	6-1-2029	18,565,000	18,565,000
New Jersey Transit Corporation Certificates Federal Transit Administration Grants Series A (Miscellaneous Revenue, National Insured)	5.00	9-15-2016	5,105,000	5,491,653
New Jersey Transit Corporation Certificates Federal Transit Administration Grants Series A (Miscellaneous Revenue, National Insured)	5.00	9-15-2017	7,265,000	8,128,082
New Jersey Transit Corporation Series A (Miscellaneous Revenue, Ambac Insured)	5.50	9-15-2015	1,000,000	1,087,700
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2015	1,450,000	1,509,581
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2016	560,000	597,195
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2016	1,070,000	1,141,069
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2017	3,455,000	3,733,231
Newark NJ TAN Series A (GO)	1.50	2-20-2014	5,100,000	5,103,723
Rutgers University Series J (Education Revenue)	4.00	5-1-2018	700,000	778,729
Rutgers University Series L (Education Revenue)	5.00	5-1-2017	600,000	683,592
Rutgers University Series L (Education Revenue)	5.00	5-1-2018	300,000	347,001
Winslow Township NJ Board of Education Refunding Bond (GO)	3.00	8-1-2017	600,000	635,364
Winslow Township NJ Board of Education Refunding Bond (GO)	4.00	8-1-2018	425,000	466,841
Winslow Township NJ Board of Education Refunding Bond (GO)	4.00	8-1-2019	525,000	577,395

				318,521,946

New Mexico : 0.16%

Clayton NM Jail Project (Miscellaneous Revenue, CIFG Insured)	5.00	11-1-2014	1,250,000	1,293,288
Clayton NM Jail Project (Miscellaneous Revenue, CIFG Insured)	5.00	11-1-2015	875,000	925,794
Clayton NM Jail Project (Miscellaneous Revenue, CIFG Insured)	5.00	11-1-2016	2,100,000	2,263,779
New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	0.91	12-1-2028	3,805,000	3,785,785

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

New Mexico (continued)

New Mexico Mortgage Finance Authority SFMR Class IA2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.60%	1-1-2039	$545,000	$583,423
New Mexico Mortgage Finance Authority SFMR Class ID2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.05	7-1-2026	180,000	180,482

				9,032,551

New York : 12.84%

Dutchess County NY Dutchess County Local Development Corporation Health Quest System Incorporated Series A (Health Revenue, AGM Insured)	5.00	7-1-2014	1,085,000	1,119,785
Liberty Development Corporation New York Series 1207 (Miscellaneous Revenue) ø144A	0.42	10-1-2035	5,000,000	5,000,000
Metropolitan Transportation Authority New York Sub Series B3 (Transportation Revenue) ±	0.97	11-1-2018	32,600,000	32,632,600
Metropolitan Transportation Authority New York Sub Series G3 (Transportation Revenue) ±	0.82	11-1-2031	16,000,000	16,016,480
Metropolitan Transportation Authority New York Sub Series G4 (Transportation Revenue) ±	0.96	11-1-2030	12,000,000	12,008,880
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, National Insured)	5.75	1-1-2014	4,010,000	4,051,343
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, National Insured)	5.75	1-1-2015	5,030,000	5,263,945
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, National Insured)	5.88	1-1-2016	3,830,000	4,139,770
Nassau County NY Local Economic Assistance Winthrop University Hospital Project (Health Revenue)	4.00	7-1-2016	1,400,000	1,488,550
New York Dormitory Authority Non Miriam Osborn Memorial Home Association (Health Revenue)	2.00	7-1-2016	1,800,000	1,829,052
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	0.91	5-1-2018	13,935,000	13,849,997
New York Dormitory Authority Series A (Miscellaneous Revenue)	5.00	7-1-2014	1,200,000	1,242,000
New York Energy R&D Authority Electric & Gas Corporation Series A (Utilities Revenue)	2.13	3-15-2015	19,500,000	19,769,490
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2017	2,250,000	2,593,553
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2018	750,000	877,358
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2019	1,000,000	1,185,260
New York IDA American Airlines JFK International Airport (IDR)	7.50	8-1-2016	12,160,000	12,595,814
New York IDA Terminal One Group Association Project (Miscellaneous Revenue)	5.50	1-1-2020	2,000,000	2,153,380
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.12	4-1-2017	39,800,000	39,203,000
New York NY Adjusted Fiscal 2006 Sub Series H1 (GO, Dexia Credit Local LOC) ø	0.38	1-1-2036	33,755,000	33,755,000
New York NY Adjusted Fiscal 2008 Sub Series C4 (GO, AGM Insured) ±(m)	0.50	10-1-2027	2,800,000	2,800,000
New York NY Adjusted Fiscal 2008 Sub Series J5 (GO, Dexia Credit Local SPA) ø	0.39	8-1-2028	8,780,000	8,780,000
New York NY Adjusted Fiscal 2008 Sub Series J7 (GO) ±	0.54	8-1-2021	19,000,000	18,970,930
New York NY IDA Cong Machne Chaim Incorporated (Miscellaneous Revenue) ø	0.57	5-1-2036	3,635,000	3,635,000
New York NY IDA Refunding Senior Trips Series A (Airport Revenue)	5.00	7-1-2016	2,250,000	2,317,725
New York NY IDA Refunding Senior Trips Series A (Airport Revenue)	5.00	7-1-2017	2,000,000	2,063,020
New York NY Municipal Water Finance Authority Series AA2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.38	6-15-2032	37,425,000	37,425,000
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.39	6-15-2032	10,050,000	10,050,000
New York NY Municipal Water Finance Authority Series F1 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.40	6-15-2033	41,215,000	41,215,000
New York NY Sub Series A-6 (GO, AGM Insured, Dexia Credit Local SPA) ø	0.39	11-1-2026	8,000,000	8,000,000
New York NY Sub Series F2 (GO)	4.40	12-15-2017	19,720,000	19,815,050

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)

New York NY Sub Series L-5 (GO, Dexia Credit Local SPA) ø	0.40%	4-1-2035	$9,000,000	$9,000,000
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.41	11-1-2022	21,730,000	21,730,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.39	8-1-2023	33,000,000	33,000,000
New York NY Transitional Finance Authority Sub Series C3 (Tax Revenue, Dexia Credit Local SPA) ø	0.38	8-1-2031	33,650,000	33,650,000
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2017	6,500,000	7,388,485
New York Urban Development Corporation COP James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	33,500,000	33,665,490
Niagara Falls NY Bridge Commission Series B (Transportation Revenue, National Insured)	5.25	10-1-2015	380,000	387,912
Oyster Bay NY BAN (GO)	5.00	8-8-2014	37,785,000	39,141,482
Oyster Bay NY BAN Series D (GO)	2.00	11-15-2013	37,495,000	37,553,492
Oyster Bay NY Public Improvement (GO, Ambac Insured)	4.00	1-15-2014	3,955,000	3,996,844
Public Housing Capital Fund Trust I (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	11,732,913	12,271,688
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	4,979,421	5,188,257
Ramapo NY BAN Series A (GO)	4.70	5-28-2014	5,000,000	5,035,600
Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (IDR) ±144A	6.63	10-1-2035	12,450,000	12,450,498
Suffolk County NY Economic Development Catholic Health Services (Health Revenue)	5.00	7-1-2016	1,250,000	1,372,863
Suffolk County NY Refunding Bond Series B (GO)	4.00	10-1-2015	1,000,000	1,062,830
Syracuse NY Public Improvement Series B (GO, AGM Insured)	4.00	4-15-2014	850,000	865,895
Triborough Bridge & Tunnel Authority New York Various Refunding Sub Series AB (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.35	1-1-2019	20,000,000	20,000,000
Triborough Bridge & Tunnel Authority New York Various Refunding Sub Series BE (Transportation Revenue) ±	0.77	1-1-2032	31,200,000	31,046,808
Triborough Bridge & Tunnel Authority New York Various Refunding Sub Series CD (Transportation Revenue, AGM Insured) ø	0.28	1-1-2019	19,075,000	19,075,000
Troy NY Troy Capital Resource Corporation Series B (Education Revenue)	5.00	9-1-2015	2,000,000	2,164,460
Westchester County NY Westchester County Healthcare Corporation Series B (Health Revenue)	4.00	11-1-2014	1,700,000	1,759,109
Westchester County NY Westchester County Healthcare Corporation Series B (Health Revenue)	5.00	11-1-2014	4,815,000	5,037,116
Westchester County NY Westchester County Healthcare Corporation Series B (Health Revenue)	5.00	11-1-2015	3,000,000	3,243,390
Yonkers NY IDA Series A (GO)	5.00	10-1-2014	1,500,000	1,562,490
Yonkers NY IDA Series A (GO)	5.00	10-1-2015	2,295,000	2,466,368
Yonkers NY IDA Series A (GO)	5.00	10-1-2016	2,000,000	2,204,460

				712,167,519

North Carolina : 0.77%

North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, AGM Insured)	6.00	1-1-2019	1,040,000	1,137,604
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2016	5,000,000	5,478,500
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2017	10,000,000	11,256,300
North Carolina Grant Anticipation Capital Improvement (Miscellaneous Revenue)	4.00	3-1-2023	10,500,000	11,413,500
North Carolina Medical Care Commission HCFR Novant Health Group Series A (Health Revenue)	5.00	11-1-2017	2,000,000	2,008,020
North Carolina Medical Care Commission University Health System Series E1 (Health Revenue)	5.75	12-1-2036	11,295,000	11,382,649

				42,676,573

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

North Dakota : 0.12%

Fargo ND Sanford Health System (Health Revenue)	4.00%	11-1-2015	$4,115,000	$4,392,392
Ward County ND HCFA Trinity Obligated Group (Health Revenue)	5.13	7-1-2018	1,000,000	1,053,010
Ward County ND HCFA Trinity Obligated Group (Health Revenue)	5.25	7-1-2015	1,375,000	1,451,065

				6,896,467

Ohio : 1.20%

Akron OH Sewer System (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2014	2,175,000	2,263,958
Cleveland OH Airport System (Airport Revenue)	4.00	1-1-2015	5,245,000	5,437,019
Cleveland OH Municipal School District (GO, South Dakota Credit Program Insured)	4.00	12-1-2015	1,640,000	1,742,648
Cleveland OH Municipal School District (GO, South Dakota Credit Program Insured)	5.00	12-1-2016	1,705,000	1,916,250
Franklin County OH Hospital Refunding Ohio Health Corporation Series B (Health Revenue)	5.00	11-15-2033	16,705,000	18,795,631
Garfield Heights OH Reform & Improvement Project (GO, AGM Insured)	3.00	12-1-2016	1,870,000	1,941,341
Lorain County OH Port Authority EDA Series A (Health Revenue)	4.00	11-15-2018	670,000	715,975
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue)	4.00	5-1-2015	1,625,000	1,655,339
Montgomery County OH Catholic Health Initiatives Series D2 (Health Revenue)	5.25	10-1-2038	5,500,000	5,532,780
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2016	750,000	767,138
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2017	1,575,000	1,610,705
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2018	1,000,000	1,020,050
Ohio Air Quality Development Authority Columbus Southern Power Corporation Series A (Utilities Revenue) ±	3.88	12-1-2038	2,000,000	2,034,640
Ohio Air Quality Development Authority Pollution First Energy Series A (IDR)	5.70	2-1-2014	2,500,000	2,531,050
Ohio Higher Educational Facility Commission University Hospital Health System Series A (Health Revenue)	5.00	1-15-2014	1,750,000	1,773,818
Ohio Higher Educational Facility Commission University Hospital Health System Series C (Health Revenue)	4.88	1-15-2039	2,050,000	2,183,250
Ohio Higher Educational Facility Commission University of Dayton Project Series B (Education Revenue) ±	1.32	7-1-2016	10,000,000	10,005,400
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2018	2,000,000	2,196,840
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2019	2,215,000	2,420,463

				66,544,295

Oklahoma : 0.46%

Comanche County OK Independent School District #4 Geronimo (GO)	6.25	8-15-2014	491,073	502,751
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, National Insured) ±(m)(n)	0.25	6-1-2019	18,900,000	18,238,500
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	4.00	6-1-2017	4,600,000	4,820,110
Woodward County OK Public Facilities Authority Series B (Tax Revenue)	3.25	9-1-2026	2,000,000	1,994,720

				25,556,081

Oregon : 0.04%

Multnomah County Oregon Hospital Facilities Authority Terwilliger Plaza (Health Revenue)	2.25	12-1-2015	800,000	814,840
Multnomah County Oregon Hospital Facilities Authority Terwilliger Plaza (Health Revenue)	4.00	12-1-2016	800,000	856,688
Oregon Facilities Authority Legacy Health System Series A (Health Revenue)	5.00	3-15-2014	750,000	765,600

				2,437,128

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Other : 0.74%

Branch Banking & Trust Municipal Trust Various States Class B (Miscellaneous Revenue, Rabobank LOC) ±144A	0.94%	8-1-2014	$8,557,670	$8,551,338
Branch Banking & Trust Municipal Trust Various States Class C (Miscellaneous Revenue, Rabobank LOC) ø144A	0.67	2-1-2016	18,875,000	18,875,000
Branch Banking & Trust Municipal Trust Various States Class D (Miscellaneous Revenue, Rabobank LOC) ±	0.82	12-1-2017	13,745,000	13,678,887

				41,105,225

Pennsylvania : 7.74%

Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, AGM Insured)	5.00	1-1-2014	1,350,000	1,365,323
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, AGM Insured)	5.00	1-1-2015	1,000,000	1,054,310
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, National Insured)	5.75	1-1-2014	1,000,000	1,013,110
Allegheny County PA Hospital Development Authority West Pennsylvania Health System Project Series A (Health Revenue)	5.00	11-15-2013	2,000,000	1,998,280
Allegheny County PA IDA Duquesne Light PCR Series A (Utilities Revenue, Ambac Insured)	4.35	12-1-2013	1,660,000	1,669,130
Allegheny County PA Series C-68 (GO)	5.00	11-1-2017	1,340,000	1,516,625
Berks County PA Municipal Authority Phoebe-Devitt Homes Project Series A (Health Revenue) ø	0.77	5-1-2037	22,385,000	22,385,000
Butler County PA General Authority South Park School District Project (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA) ø	0.32	8-1-2027	11,495,000	11,495,000
Chester County PA IDA Virginia Beach Renaissance Academy Project Series A (Education Revenue)	5.63	10-1-2015	910,000	910,027
Cumberland County PA Municipal Authority Diakon Lutheran (Health Revenue)	5.00	1-1-2015	2,310,000	2,419,679
Delaware County PA Authority Elwyn Project (Housing Revenue)	4.00	6-1-2016	1,650,000	1,728,953
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	3,800,000	3,775,490
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	21,150,000	23,754,834
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.31	12-1-2020	1,500,000	1,500,000
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.31	12-1-2020	29,900,000	29,900,000
Delaware Valley PA Regional Finance Authority Series C (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.31	12-1-2020	6,000,000	6,000,000
Delaware Valley PA Regional Finance Authority Series D (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.31	12-1-2020	39,900,000	39,900,000
Delaware Valley PA Regional Financial Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.60	7-1-2017	5,015,000	5,595,236
Harrisburg PA Authority Resource Recovery Facility Series D1 (Resource Recovery Revenue, AGM Insured)	5.25	12-1-2033	8,880,000	8,876,537
Harrisburg PA Authority Resource Recovery Facility Series D2 (Resource Recovery Revenue, AGM Insured)	5.00	12-1-2033	14,795,000	14,777,838
Lycoming County PA Health System Susquehanna Health System Project A (Health Revenue)	5.00	7-1-2014	2,050,000	2,117,794
McKeesport PA Area School District CAB Series A (GO, Ambac Insured) ¤	0.00	10-1-2014	2,000,000	1,971,400
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	2-1-2014	1,880,000	1,907,993
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	8-1-2014	2,955,000	3,063,330
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	8-1-2015	2,505,000	2,694,203
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue)	4.50	8-15-2032	1,425,000	1,530,108
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.00	10-15-2013	6,135,000	6,144,448
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.25	10-15-2014	900,000	932,364
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2013	4,215,000	4,227,055
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2014	7,500,000	7,624,875

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)

Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00%	12-1-2015	$1,675,000	$1,710,962
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue)	5.13	12-1-2015	255,000	250,861
Pennsylvania HEFAR Foundation Indiana University PA Series A (Education Revenue, Syncora Guarantee Incorporated Insured) ±	0.63	7-1-2017	3,155,000	3,133,578
Pennsylvania HEFAR University of Pittsburgh Medical Center Series E (Health Revenue)	5.00	5-15-2014	3,970,000	4,086,281
Pennsylvania Public School Building Project (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø	0.62	6-1-2023	15,855,000	15,855,000
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	0.67	12-1-2017	14,440,000	14,296,611
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.84	6-1-2015	13,770,000	13,819,434
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.22	12-1-2019	18,100,000	18,085,882
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.34	12-1-2020	11,000,000	10,980,750
Pennsylvania Turnpike Commission Series C (Transportation Revenue) ±	1.12	12-1-2014	20,000,000	20,100,400
Philadelphia PA Gas Works 17th Series 1975 General Ordinance (Utilities Revenue, AGM Insured)	5.38	7-1-2016	5,000,000	5,561,400
Philadelphia PA Gas Works 18th Series (Utilities Revenue, CIFG Insured)	5.00	8-1-2014	2,000,000	2,068,080
Philadelphia PA Gas Works 4th Series 1998 General Ordinance (Utilities Revenue, AGM Insured)	5.25	8-1-2015	1,150,000	1,153,979
Philadelphia PA Gas Works 7th Series 1998 General Ordinance (Utilities Revenue, Ambac Insured)	5.00	10-1-2013	3,225,000	3,225,387
Philadelphia PA Gas Works 8th Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2014	4,045,000	4,182,692
Philadelphia PA Gas Works 8th Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2015	2,000,000	2,133,560
Philadelphia PA GO (GO, CIFG Insured)	5.00	8-1-2014	2,320,000	2,412,243
Philadelphia PA GO (GO)	5.00	8-1-2014	4,030,000	4,190,233
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2015	1,500,000	1,498,890
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2016	1,500,000	1,490,760
Philadelphia PA Housing Authority (Housing Revenue, AGM/HUD Insured)	5.25	12-1-2017	2,335,000	2,352,886
Philadelphia PA IDA Series A (Miscellaneous Revenue, National Insured)	5.00	10-1-2013	5,625,000	5,625,563
Philadelphia PA Municipal Authority Lease Series B (Miscellaneous Revenue, AGM Insured)	5.25	11-15-2015	2,850,000	2,867,699
Philadelphia PA Municipal Authority Lease Series B (Miscellaneous Revenue, AGM Insured)	5.25	11-15-2016	1,280,000	1,287,949
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2015	1,000,000	1,062,200
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2016	1,370,000	1,501,465
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2017	1,500,000	1,672,950
Philadelphia PA Refunding Series A (GO, AGM Insured)	5.00	12-15-2015	1,315,000	1,434,165
Philadelphia PA School District Series A (GO, Ambac Insured)	5.00	8-1-2015	10,105,000	10,834,177
Philadelphia PA School District Series A (GO, Ambac Insured)	5.00	8-1-2016	5,210,000	5,599,708
Philadelphia PA School District Series B (GO, AGM Insured)	5.00	6-1-2015	4,655,000	4,973,961
Philadelphia PA School District Series C (GO)	5.00	9-1-2017	1,500,000	1,671,795
Philadelphia PA Series A (GO)	5.00	7-15-2017	1,000,000	1,129,330
Philadelphia PA Series A (GO)	5.00	7-15-2018	1,000,000	1,133,270
Philadelphia PA Series A (GO, AGM Insured)	5.00	8-1-2019	4,550,000	5,014,191
Pittsburgh PA Series A (GO)	3.00	9-1-2014	400,000	408,352
Pittsburgh PA Series A (GO)	4.00	9-1-2015	825,000	871,283
Pittsburgh PA Series A (GO)	4.00	9-1-2016	600,000	646,068
St. Mary Hospital Authority Pennsylvania Catholic Healthcare East Series B (Health Revenue)	5.00	11-15-2013	2,000,000	2,011,600

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)

State Public School Building Authority Pennsylvania Albert Gallatin Area School (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA) ø	0.32%	9-1-2024	$18,020,000	$18,020,000
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2015	1,900,000	2,024,222
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2016	2,855,000	3,143,698
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2017	2,685,000	2,999,709
Susquehanna PA Regional Airport Authority Sub Series C (Airport Revenue)	3.00	1-1-2017	4,340,000	4,243,652
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2014	1,380,000	1,415,604
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2015	1,435,000	1,511,658

				429,543,080

Puerto Rico : 1.51%

Puerto Rico Commonwealth Highway & Transportation Authority Series AA (Transportation Revenue, National Insured)	5.50	7-1-2017	7,620,000	7,478,039
Puerto Rico Commonwealth Public Improvement Series A (Tax Revenue, National Insured)	5.50	7-1-2016	3,000,000	2,979,390
Puerto Rico Electric Power Authority Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	24,005,000	23,840,086
Puerto Rico Electric Power Authority Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	15,595,000	15,304,465
Puerto Rico Electric Power Authority Series SS (Utilities Revenue, National Insured)	4.00	7-1-2014	400,000	396,448
Puerto Rico Electric Power Authority Series SS (Utilities Revenue, National Insured)	4.25	7-1-2017	550,000	516,995
Puerto Rico Government Development (Miscellaneous Revenue, National Insured)	4.75	12-1-2015	16,940,000	16,653,714
Puerto Rico HFA Balanced Capital Fund Program (Housing Revenue, HUD Insured)	5.00	12-1-2018	900,000	914,130
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue, HUD Insured)	5.50	12-1-2015	2,000,000	2,090,640
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2019	1,050,000	1,058,463
Puerto Rico Highway & Transportation Series Z (Tax Revenue, National Insured)	6.25	7-1-2015	2,225,000	2,247,139
Puerto Rico Public Buildings Authority Government Facilities Series F (Miscellaneous Revenue, CIFG Insured)	5.25	7-1-2017	10,700,000	10,273,070

				83,752,579

Rhode Island : 0.06%

Providence RI Series A (GO, AGM Insured)	4.00	1-15-2014	1,830,000	1,848,611
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2014	1,175,000	1,204,011

				3,052,622

South Carolina : 0.25%

Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10-1-2014	2,860,000	2,953,493
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2014	110,149	104,124
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2015	119,099	96,321
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	132,758	99,737
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	179,606	122,833

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

South Carolina (continued)

Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00%	1-1-2018	$198,490	$114,711
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2019	216,089	109,979
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2020	235,042	110,503
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2021	278,784	122,832
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2022	294,812	115,997
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2032	5,488,483	765,643
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2042	9,216,631	530,878
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	7-22-2051	12,276,868	95,023
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	1-1-2032	2,601,085	34,178
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	7-22-2051	8,327,034	25,148
Georgetown County SC Environmental Improvement International Paper Company Project Series A (IDR)	5.95	3-15-2014	2,300,000	2,348,162
Lexington County SC Health Services Incorporated (Health Revenue)	5.00	11-1-2014	500,000	522,455
Newberry SC Investing in Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2014	1,000,000	1,049,040
Orangeburg County SC Joint Government Action Authority (Tax Revenue, National Insured)	5.00	10-1-2013	1,100,000	1,100,088
Piedmont Municipal Power Agency South Carolina Unrefunded Balance 2004 Series A (Utilities Revenue, FGIC Insured)	6.50	1-1-2016	1,860,000	2,087,292
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	3.00	2-1-2015	225,000	231,478
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	5.00	2-1-2015	1,145,000	1,208,319

				13,948,234

South Dakota : 0.01%

Lower Brule Sioux Tribe of South Dakota Series B (GO)	5.15	5-1-2014	830,000	811,964

Tennessee : 2.49%

Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10-1-2013	1,850,000	1,850,222
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10-1-2013	4,200,000	4,200,504
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10-1-2014	1,650,000	1,716,198
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10-1-2014	4,085,000	4,248,890
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2016	1,730,000	1,889,108
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2017	830,000	917,615
Clarksville TN Water Sewer & Gas Refunding (Water & Sewer Revenue)	4.00	2-1-2017	835,000	911,428
Knox County TN HEFA Catholic Healthcare Series C4 (Health Revenue, Ambac Insured) ±(m)(n)	0.36	4-1-2019	5,200,000	5,044,000
Memphis-Shelby County TN Airport Authority Refunding Series B (Airport Revenue)	5.50	7-1-2019	1,505,000	1,712,223
Memphis-Shelby County TN Industrial Development Board Boys & Girls Club Series A (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.27	1-1-2028	4,530,000	4,530,000
Metropolitan Nashville & Davidson County TN County HEFA Vanderbilt University Series B (Education Revenue) ±	0.67	10-1-2038	11,000,000	11,000,770
Shelby County TN Health Educational & Housing Facilities Series A (Health Revenue)	5.00	9-1-2015	2,750,000	2,971,155
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2014	9,230,000	9,570,033
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2015	19,040,000	20,170,976

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tennessee (continued)

Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00%	9-1-2016	$7,330,000	$7,878,284
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	5,390,000	5,914,663
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	3,300,000	3,630,693
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2019	6,185,000	6,848,960
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2015	12,450,000	12,976,635
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	14,000,000	15,038,380
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	8,715,000	9,403,834
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	5,015,000	5,443,632

				137,868,203

Texas : 5.97%

Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, National Insured)	5.00	8-15-2034	2,440,000	2,433,583
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	1-1-2017	500,000	542,445
Central TX Regional Mobility Authority Senior Lien Series A (Transportation Revenue) ±	3.00	1-1-2045	8,000,000	8,062,480
Central TX Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2017	1,000,000	1,055,140
Central TX Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2016	250,000	257,113
Central TX Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2018	250,000	259,475
Central TX Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2019	750,000	777,255
Grand Parkway Transportation Corporation Texas Toll System Series C (Transportation Revenue) ±	2.00	10-1-2017	25,000,000	25,140,250
Harris County TX Cultural Education Facilities Finance Corporation Memorial Hermann Hospital Series A (Health Revenue)	2.75	6-1-2014	2,380,000	2,415,605
Harris County TX Cultural Education Facilities Finance Corporation Memorial Hermann Hospital Series A (Health Revenue)	3.13	6-1-2015	2,290,000	2,381,921
Harris County TX Cultural Education Facilities Finance Corporation Methodist Hospital System Series B (Health Revenue)	5.25	12-1-2013	3,000,000	3,024,960
Houston TX Higher Education Finance Corporation Refunding Bonds Rice University Class B (Education Revenue) ±	0.60	5-15-2048	20,000,000	20,007,200
Houston TX Housing Finance Corporation Series A (Housing Revenue, GNMA/FNMA Insured)	6.75	6-1-2033	465,000	480,396
Houston TX Independent School District Limited Tax (GO)	4.25	2-15-2021	5,000,000	5,393,500
Houston TX Utility System Revenue Series C (Water & Sewer Revenue) ±	0.67	5-15-2034	90,000,000	89,936,100
Laredo TX Public Property Finance Contractual Obligation (GO)	3.88	2-15-2018	3,355,000	3,602,700
Love Field TX Airport Modernization Corporation Southwest Airlines Company Project (Airport Revenue)	5.00	11-1-2016	5,000,000	5,301,650
Lower Colorado River Texas Revenue Authority Unrefunded Balance 2012 Series A (Miscellaneous Revenue, AGM Insured)	5.88	5-15-2015	1,510,000	1,516,931
Mansfield TX Independent School District (GO) ±	1.75	8-1-2042	8,245,000	8,349,794
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2017	850,000	956,820
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A1 (Education Revenue) ±	0.67	7-1-2019	5,015,000	5,014,850
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	1.27	4-1-2037	11,830,000	11,830,000
San Antonio TX Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2018	510,000	561,536
Texas Affordable Housing Corporation (Housing Revenue, GNMA/FNMA Insured)	5.50	9-1-2038	170,000	175,353

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)

Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue) ±	0.87%	9-15-2017	$5,595,000	$5,561,822
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2017	6,450,000	7,083,713
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2018	4,500,000	4,972,860
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2019	7,000,000	7,727,020
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-2017	1,000,000	1,115,520
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.54	9-15-2017	41,785,000	41,595,714
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.72	12-15-2017	1,105,000	1,101,365
Texas PFA Southern University Financing System (Education Revenue)	5.00	11-1-2017	3,000,000	3,342,810
Texas PFA Southern University Financing System (Education Revenue)	5.00	11-1-2018	3,395,000	3,776,462
Texas PFA Southern University Financing System (Education Revenue)	5.00	11-1-2019	2,375,000	2,638,269
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.40	4-1-2026	24,650,000	24,650,000
Texas Transportation Commission Turnpike System First Tier PUTTER Series B (Transportation Revenue) ±	1.25	8-15-2042	4,000,000	4,013,600
Texas Turnpike Authority Central Texas Turnpike System CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	8-15-2019	5,000,000	4,056,700
Waco TX Educational Finance Corporation Baylor University Series A (Education Revenue, JPMorgan Chase Bank SPA) ø	0.27	2-1-2032	20,000,000	20,000,000

				331,112,912

Utah : 0.03%

Utah Charter School Finance Authority North Davis Preparatory (Education Revenue)	5.00	7-15-2015	345,000	354,001
Utah Charter School Finance Authority Summit Academy Series A (Education Revenue)	5.13	6-15-2017	1,195,000	1,233,766

				1,587,767

Vermont : 0.68%

Burlington VT Electric Series A (Utilities Revenue, Ambac Insured)	5.38	7-1-2014	1,145,000	1,148,847
Vermont Student Assistance Corporation Education Loan Revenue Series BCL-A1 (Education Revenue) ±	1.76	6-1-2022	36,648,728	36,753,544

				37,902,391

Virgin Islands : 0.43%

Virgin Islands PFA Matching Fund Loan Notes Diageo Series A (Miscellaneous Revenue)	6.00	10-1-2014	1,081,000	1,115,246
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Water & Sewer Revenue)	5.00	10-1-2014	1,020,000	1,057,791
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2013	2,500,000	2,500,325
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2014	885,000	917,789
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2013	3,250,000	3,250,358
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2014	2,250,000	2,330,370
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2016	7,500,000	8,131,425
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	4.00	10-1-2014	600,000	616,272
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Miscellaneous Revenue)	5.00	10-1-2013	605,000	605,067
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	5.00	10-1-2015	620,000	661,131

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Virgin Islands (continued)

Virgin Islands Water & Power Authority Series A (Utilities Revenue)	4.00%	7-1-2014	$2,500,000	$2,512,425

				23,698,199

Virginia : 0.63%

Clarke County VA IDA Hospital Facilities Winchester Medical Center (Health Revenue, AGM Insured, Branch Banking & Trust SPA) ø	0.30	1-1-2030	16,000,000	16,000,000
Fairfax County VA EDA Mount Vernon Ladies Association Project (IDR, SunTrust Bank LOC) ø	0.30	6-1-2037	7,700,000	7,700,000
Louisa VA IDA Electric & Power Company Project Series A (Utilities Revenue)	5.38	11-1-2035	2,000,000	2,017,520
Marquis VA CDA CAB Series A (Tax Revenue) (i)	5.10	9-1-2036	2,169,000	1,624,126
Marquis VA CDA CAB Series C (Tax Revenue) ¤(i)	0.00	9-1-2041	3,493,000	326,351
Virginia College Building Authority Regent University Project (Education Revenue)	5.00	6-1-2014	535,000	548,787
Virginia Housing Development Authority Series A5 (Housing Revenue)	4.20	7-1-2014	750,000	774,315
Virginia Housing Development Authority Series A5 (Housing Revenue)	4.50	1-1-2018	2,850,000	2,908,425
Virginia Housing Development Authority Series A5 (Housing Revenue)	4.50	1-1-2019	2,800,000	2,857,400

				34,756,924

Washington : 0.21%

Energy Northwest Washington Electric Project 1 Series A (Utilities Revenue)	5.00	7-1-2014	3,410,000	3,533,578
King County WA Public Hospital District # 001 Series A (Health Revenue)	5.00	6-15-2014	1,520,000	1,548,424
Port Kalama WA Series B (Airport Revenue)	5.25	12-1-2015	500,000	539,415
Port Moses Lake WA Series A (GO, Syncora Guarantee Incorporated Insured)	4.25	12-1-2013	185,000	186,134
Washington EDFA Series D (Resource Recovery Revenue) ±	2.00	11-1-2017	3,000,000	3,033,270
Washington HCFA Series A (Health Revenue)	5.00	8-15-2014	1,500,000	1,555,860
Washington HEFAR Whitworth University Project (Education Revenue)	4.00	10-1-2013	630,000	630,050
Washington HEFAR Whitworth University Project (Education Revenue)	4.00	10-1-2014	790,000	812,081

				11,838,812

West Virginia : 0.01%

Berkeley County WV Public Service Sewer Series A (Miscellaneous Revenue)	4.55	10-1-2014	545,000	545,065

Wisconsin : 1.18%

Milwaukee WI RDA Public Schools Refunding Series A (Miscellaneous Revenue)	5.00	8-1-2018	5,970,000	6,837,560
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC)	0.95	12-1-2038	3,005,000	3,005,000
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue) ø	0.95	10-1-2042	1,775,000	1,775,000
Wisconsin HEFA Ascension Health Alliance Series B (Health Revenue) ±	4.00	11-15-2043	13,000,000	14,178,060
Wisconsin HEFA Aurora Healthcare Incorporated Series A (Health Revenue)	5.00	4-15-2014	1,500,000	1,537,170
Wisconsin HEFA Aurora Healthcare Incorporated Series B (Health Revenue)	5.00	7-15-2014	6,000,000	6,213,720
Wisconsin HEFA Froedtert & Community Healthcare (Health Revenue)	4.00	4-1-2014	1,250,000	1,272,138
Wisconsin HEFA Medical College Incorporated (Health Revenue)	4.00	12-1-2013	1,295,000	1,301,009
Wisconsin HEFA Medical College Incorporated (Health Revenue)	4.00	12-1-2015	1,310,000	1,383,281
Wisconsin HEFA Medical College Incorporated (Health Revenue)	5.00	12-1-2014	1,350,000	1,411,965
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	5,090,000	5,336,051
Wisconsin HEFA Ministry Healthcare Series A (Health Revenue)	4.00	8-15-2014	1,000,000	1,029,520
Wisconsin HEFA Ministry Healthcare Series A (Health Revenue)	5.00	8-15-2015	1,750,000	1,876,228
Wisconsin HEFA Ministry Healthcare Series C (Health Revenue)	5.00	8-15-2016	500,000	551,665
Wisconsin HEFA ThedaCare Incorporated (Health Revenue)	5.00	12-15-2014	1,060,000	1,108,039
Wisconsin HEFA ThedaCare Incorporated Series A (Health Revenue)	5.00	12-15-2014	1,730,000	1,818,230

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name		Interest rate	Maturity date	Principal	Value

Wisconsin (continued)

Wisconsin HEFA ThedaCare Incorporated Series B (Health Revenue)		4.00%	12-15-2014	$3,405,000	$3,537,761
Wisconsin HEFA Wheaton Healthcare Series B (Health Revenue)		4.75	8-15-2025	10,750,000	11,092,998

					65,265,395

Total Municipal Obligations (Cost $5,488,277,549)					5,510,154,562

		Yield		Shares

Short-Term Investments : 0.32%

Investment Companies : 0.32%

Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##		0.01		17,737,569	17,737,569

Total Short-Term Investments (Cost $17,737,569)					17,737,569

Total investments in securities (Cost $5,506,015,118)*	99.64%				5,527,892,131

Other assets and liabilities, net	0.36				19,826,614

Total net assets	100.00%				$5,547,718,745

±	Variable rate investment. The rate shown is the rate in effect at period end.
(i)	Illiquid security
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¤	Security issued in zero coupon form with no periodic interest payments.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
%%	Security issued on a when-issued basis.
##	All or a portion of this security has been segregated for when-issued securities.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $5,506,178,634 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$42,701,158
Gross unrealized depreciation	(20,987,661)

Net unrealized appreciation	$21,713,497

Wells Fargo Advantage Short-Term Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at the time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$5,432,591,187	$77,563,375	$5,510,154,562

Short-term investments

Investment companies	17,737,569	0	0	17,737,569

	$17,737,569	$5,432,591,187	$77,563,375	$5,527,892,131

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2013	$70,987,838
Accrued discounts (premiums)	144,902
Realized gains (losses)	0
Change in unrealized gains (losses)	(451,890)
Purchases	6,882,525
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2013	$77,563,375

Change in unrealized gains (losses) relating to securities still held at September 30, 2013	$(451,890)

The municipal obligations in the Level 3 table consist of failed auction rate securities which were valued using indicative broker quotes and are therefore considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name			Shares	Value

Investment Companies : 1.11%

Financials : 1.11%

iShares National AMT-Free Municipal Bond Fund			132,000	$13,813,578

Total Investment Companies (Cost $14,041,317)				13,813,578

	Interest rate	Maturity date	Principal

Municipal Obligations : 99.20%

Alabama : 0.16%

Chatom AL Industrial Development Board Solid Waste Disposal (Utilities Revenue)	4.00%	8-1-2016	$1,875,000	2,002,931

Alaska : 0.26%

Alaska Industrial Development & Export Authority Snettisham Hydroelectric (Utilities Revenue, Ambac Insured) ##	6.00	1-1-2014	1,165,000	1,169,509
Alaska Railroad Corporate Capital Grant Receipts (Miscellaneous Revenue, National Insured)	5.00	8-1-2018	1,865,000	2,057,748

				3,227,257

Arizona : 1.84%

Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue)	3.00	2-1-2016	1,600,000	1,658,304
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue)	4.00	2-1-2017	2,000,000	2,132,700
Arizona Sports & Tourism Authority (Tax Revenue)	4.00	7-1-2017	900,000	979,758
Florence AZ IDA (Education Revenue)	4.00	7-1-2018	500,000	489,800
Phoenix AZ IDR Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	350,000	342,276
Pima County AZ IDA Charter School (Education Revenue)	4.00	7-1-2016	400,000	408,460
Pima County AZ IDA Charter School (Education Revenue)	4.00	7-1-2017	1,145,000	1,168,564
Salt Verde AZ Financial Corporation Project (Utilities Revenue)	5.25	12-1-2020	1,565,000	1,741,689
Salt Verde AZ Financial Corporation Project (Utilities Revenue)	5.25	12-1-2026	6,000,000	6,321,120
Tempe AZ IDA Friendship Village Series A (Health Revenue)	4.00	12-1-2017	220,000	217,329
Tempe AZ IDA Friendship Village Series A (Health Revenue)	5.00	12-1-2018	800,000	823,016
Tempe AZ IDA Friendship Village Series A (Health Revenue)	5.00	12-1-2019	1,000,000	1,023,910
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2014	1,360,000	1,399,522
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2015	1,660,000	1,762,190
Verrado AZ Community Facilities District # 1 Series A (GO) 144A	4.25	7-15-2019	1,320,000	1,339,919
Verrado AZ Community Facilities District # 1 Series A (GO) 144A	5.00	7-15-2020	700,000	728,553
Verrado AZ Community Facilities District # 1 Series A (GO) 144A	5.00	7-15-2021	500,000	510,965

				23,048,075

Arkansas : 0.05%

Fort Smith AR Sales & Use Tax Improvement (Tax Revenue)	2.38	5-1-2027	605,000	607,468

California : 10.30%

Alameda CA Corridor Transportation Authority (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2014	625,000	620,256
Alameda CA Corridor Transportation Authority (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2017	2,085,000	1,896,224
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	5,430,000	4,496,474
Alameda County CA COP Medical Center Project (Miscellaneous Revenue, National Insured)	5.38	6-1-2014	115,000	115,335
Alhambra CA Police Facilities (Miscellaneous Revenue, Ambac Insured) ##	6.75	9-1-2023	6,130,000	6,917,582
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.25	9-1-2017	1,200,000	1,198,680

1

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Bay Area California Toll Authority Toll Bridge Revenue Series E-3 (Transportation Revenue) ±	0.77%	4-1-2047	$11,500,000	$11,492,295
California (Tax Revenue, FGIC Insured)	6.00	8-1-2014	755,000	769,723
California (Miscellaneous Revenue)	6.25	10-1-2019	15,000	15,432
California Health Facilities Financing St. Joseph Health System Series A (Health Revenue) ±	5.00	7-1-2043	10,000,000	11,425,300
California HFA AMT Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.20	2-1-2015	450,000	454,842
California Housing Finance Agency (Housing Revenue, FGIC Insured)	4.20	8-1-2015	3,500,000	3,614,555
California Infrastructure & Economic Development Colburn School Project (Education Revenue) ±	0.32	8-1-2037	11,000,000	10,833,130
California Infrastructure & Economic Development Refunding Index Museum Art Project Series A (Miscellaneous Revenue) ±	1.88	12-1-2037	3,000,000	2,992,710
California Public Works Board Lease California State University Project Series C (Miscellaneous Revenue, National Insured)	5.38	10-1-2016	500,000	501,990
California Public Works Board Lease Community College Project Series B (Miscellaneous Revenue, Ambac Insured)	5.63	3-1-2016	205,000	205,861
California Public Works Board Lease State University Project Series A (Miscellaneous Revenue)	5.25	12-1-2013	20,000	20,085
California Public Works Board Lease State University Project Series A (Miscellaneous Revenue, Ambac Insured)	5.40	12-1-2016	1,050,000	1,054,211
California Public Works Board Lease State University Project Series C (Miscellaneous Revenue, National Insured)	5.25	10-1-2013	100,000	100,014
California Public Works Board Lease State University Project Series C (Miscellaneous Revenue, National Insured)	5.40	10-1-2022	700,000	702,345
California Series B (GO) ±	0.97	5-1-2018	3,000,000	3,016,230
California Statewide CDA Revenue Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2017	1,130,000	1,249,803
California Statewide CDA Revenue Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2018	1,060,000	1,172,604
Delhi CA Unified School District (GO, Ambac Insured) ¤	0.00	8-1-2019	2,500,000	1,981,825
Escondido CA Union High School District (GO, National Insured) ¤	0.00	5-1-2020	960,000	752,938
Foothill CA Eastern Transportation Corridor Agency (Transportation Revenue) ¤	0.00	1-15-2032	24,635,000	7,186,276
Foothill CA Eastern Transportation Corridor Agency (Transportation Revenue, National Insured) ¤	0.00	1-15-2032	20,400,000	6,110,820
Foothill CA Eastern Transportation Corridor Agency (Transportation Revenue) ¤	0.00	1-15-2033	37,810,000	10,311,165
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	3-1-2041	4,400,000	4,544,936
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	4,300,000	4,524,460
Los Angeles CA Department of Airports (Airport Revenue, National Insured)	5.00	5-15-2019	2,665,000	2,880,172
Los Angeles County CA COP Disney Parking Project (Miscellaneous Revenue) ¤	0.00	3-1-2016	4,170,000	4,030,388
Los Angeles County CA Schools Regionalized Business Services Series A (Miscellaneous Revenue, Ambac Insured) ¤	0.00	8-1-2016	1,945,000	1,750,733
Northern California Gas Authority # 1 LIBOR Series B (Utilities Revenue) ±	0.90	7-1-2027	11,480,000	9,552,508
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2014	615,000	632,029
Palmdale CA Civic Authority Civic Center Refinancing Series A (Tax Revenue, National Insured)	5.60	7-1-2015	65,000	65,174
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.25	12-1-2017	1,455,000	1,527,212
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.75	12-1-2018	2,110,000	2,270,065
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	5.00	8-1-2015	3,070,000	3,273,050
San Manuel CA Entertainment Authority Series 2004-C (Tax Revenue) 144A	4.50	12-1-2016	2,500,000	2,554,800

				128,814,232

2

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Colorado : 1.10%

Colorado ECFA (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-15-2019	$2,525,000	$2,588,908
Colorado Health Facilities Authority Total Long Term Care Incorporated (Health Revenue)	4.25	11-15-2015	295,000	301,222
Colorado Public Authority for Energy Natural Gas Purchase Project (Utilities Revenue)	5.75	11-15-2018	815,000	907,486
Colorado Regional Transportation District Series A (Miscellaneous Revenue)	5.00	6-1-2021	8,110,000	9,250,023
Glendale CO COP (Miscellaneous Revenue, Syncora Guarantee Incorporated Insured) ##	5.75	12-1-2013	685,000	691,110

				13,738,749

Connecticut : 2.86%

Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2017	1,070,000	1,196,795
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2020	500,000	558,430
Connecticut Series A (Miscellaneous Revenue) ±	0.82	3-1-2021	4,315,000	4,236,812
Connecticut Series A (Miscellaneous Revenue) ±	0.84	5-15-2017	3,000,000	2,997,030
Connecticut Series A (Miscellaneous Revenue) ±	0.95	4-15-2018	5,000,000	5,013,250
Connecticut Series A (Miscellaneous Revenue) ±	0.99	5-15-2018	2,000,000	1,996,240
Connecticut Series A (Miscellaneous Revenue) ±	1.27	3-1-2018	2,500,000	2,511,450
Connecticut Series A (Miscellaneous Revenue) ±	1.32	4-15-2020	7,000,000	7,173,460
Connecticut Series A (Miscellaneous Revenue) ±	1.42	3-1-2019	4,050,000	4,102,326
Connecticut Series D (GO) ±	0.84	9-15-2018	1,000,000	997,020
Connecticut Series D (GO) ±	0.99	9-15-2019	3,000,000	2,984,220
Hamden CT (GO)	5.00	8-15-2019	1,835,000	2,051,805

				35,818,838

Florida : 7.08%

Broward County FL Professional Sports Facilities Civic Arena Project Series A (Tax Revenue, Ambac Insured)	5.00	9-1-2019	5,945,000	6,447,055
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.72	6-1-2014	5,000,000	5,042,300
Cityplace FL Community Development District Special Assessment Revenue (Miscellaneous Revenue)	5.00	5-1-2017	500,000	548,575
Cityplace FL Community Development District Special Assessment Revenue (Miscellaneous Revenue)	5.00	5-1-2018	1,375,000	1,514,123
Dade County FL Resource Recovery Facilities (Resource Recovery Revenue, Ambac Insured)	5.50	10-1-2013	170,000	170,024
Dade County FL Seaport (Airport Revenue, National Insured)	5.50	10-1-2026	370,000	371,351
Dade County FL Seaport Series 95 (Airport Revenue, National Insured)	5.75	10-1-2015	205,000	205,783
Escambia County FL School Board (Miscellaneous Revenue, National Insured)	5.00	2-1-2020	4,525,000	4,630,071
Florida Correctional Privatization Commission COP 350 Bed Youthful Polk County Series B (Miscellaneous Revenue, Ambac Insured)	5.00	8-1-2017	50,000	50,763
Florida Mid-Bay Bridge Authority Series A (Transportation Revenue, Ambac Insured)	5.95	10-1-2022	1,685,000	1,644,038
Florida Mid-Bay Bridge Authority Series B (Transportation Revenue)	5.00	10-1-2016	2,000,000	2,129,440
Florida Municipal Loan Council Revenue Series A (Miscellaneous Revenue, National Insured)	5.25	11-1-2015	150,000	150,512
Gulf Breeze FL Local Government (Miscellaneous Revenue)	4.50	12-1-2013	180,000	180,000
Hillsborough County FL IDA Tampa General Hospital Series A (Health Revenue)	5.00	10-1-2018	3,765,000	3,778,742
Hillsborough County FL School District (Tax Revenue, Ambac Insured)	5.00	10-1-2014	1,000,000	1,032,670
Lakeland FL Hospital System Lakeland Regional Health System (Health Revenue)	5.00	11-15-2022	4,495,000	4,871,726
Manatee County FL HFA SFHR Series A (Housing Revenue, GNMA/FNMA Insured)	6.57	5-1-2039	60,000	63,611
Martin County FL IDA (IDR)	3.95	12-15-2021	2,000,000	1,793,620
Miami Beach FL Health Facilities Authority (Health Revenue)	6.75	11-15-2029	11,551,000	12,080,960
Miami FL Special Obligation (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2017	1,000,000	1,088,640

3

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)

Miami FL Special Obligation (Miscellaneous Revenue, AGM Insured)	5.00%	2-1-2018	$2,905,000	$3,182,311
Miami-Dade County FL Expressway Authority Toll System Revenue Series DCL-2012-006 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ±144A	0.79	3-8-2030	12,415,000	12,415,000
Miami-Dade County FL School Board COP Series A (Miscellaneous Revenue) ±	5.00	8-1-2021	4,310,000	4,706,822
Orange County FL Tourist Development Tax (Miscellaneous Revenue, Ambac/MBIA Insured)	6.00	10-1-2016	145,000	152,483
Seminole Tribe Florida Gaming Division Series A (Miscellaneous Revenue) 144A	5.13	10-1-2017	3,450,000	3,584,171
Space Coast Infrastructure Agency I-95 Brevard County FL Project (IDR)	4.00	6-15-2018	5,000,000	5,265,850
Tampa FL Solid Waste System Revenue (Resource Recovery Revenue)	5.00	10-1-2020	3,000,000	3,308,640
Tampa FL Solid Waste System Revenue (Resource Recovery Revenue)	5.00	10-1-2021	1,000,000	1,093,500
Village Community Development District Florida # 5 Special Assessment Revenue Phase I (Miscellaneous Revenue)	3.00	5-1-2016	815,000	821,055
Village Community Development District Florida # 5 Special Assessment Revenue Phase I (Miscellaneous Revenue)	3.00	5-1-2017	585,000	585,977
Village Community Development District Florida # 5 Special Assessment Revenue Phase I (Miscellaneous Revenue)	3.00	5-1-2018	600,000	595,164
Village Community Development District Florida # 5 Special Assessment Revenue Phase II (Miscellaneous Revenue)	3.00	5-1-2018	865,000	858,028
Village Community Development District Florida # 5 Special Assessment Revenue Phase II (Miscellaneous Revenue)	3.00	5-1-2017	840,000	841,403
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	3,055,000	3,328,972

				88,533,380

Georgia : 0.77%

Atlanta GA Water & Sewer Refunding Series A-1 (Water & Sewer Revenue) ±	1.62	11-1-2038	5,000,000	4,984,900
Augusta GA MFHR Ashton Bon Air LP (Housing Revenue, GNMA Insured)	4.90	11-20-2024	950,000	996,379
Cherokee County GA Water & Sewage Authority (Water & Sewer Revenue, National Insured)	6.90	8-1-2018	5,000	5,024
De Kalb County GA Series B (GO)	4.00	1-1-2016	1,025,000	1,031,734
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.00	3-15-2022	1,000,000	1,087,200
Private Colleges & Universities Authority of Georgia (Education Revenue)	5.00	10-1-2019	1,325,000	1,460,587

				9,565,824

Guam : 0.49%

Guam Department of Education John F. Kennedy High School Project Series A COP (Miscellaneous Revenue)	5.50	12-1-2015	950,000	978,177
Guam Government Waterworks Authority Water & Wastewater System (Water & Sewer Revenue)	4.00	7-1-2016	1,255,000	1,232,962
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2021	300,000	315,336
Guam International Airport Authority Series C (Airport Revenue)	6.00	10-1-2023	3,405,000	3,580,732

				6,107,207

Illinois : 15.85%

Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2021	10,255,000	6,902,025
Chicago IL Board of Education Dedicated Series C2 (GO) ±	1.17	3-1-2032	9,900,000	9,937,323
Chicago IL Board of Education School Reform Board Series A (GO, National Insured)	5.25	12-1-2020	1,000,000	1,088,000
Chicago IL Board of Education Series 2012 (GO, Dexia Credit Local LOC, Dexia Credit Local LIQ) ±144A	0.94	12-1-2034	16,875,000	16,875,000
Chicago IL Board of Education Series A3 (GO) ±	0.90	3-1-2036	16,000,000	16,072,160

4

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Chicago IL CAB (GO, National Insured) ¤	0.00%	1-1-2019	$2,400,000	$1,953,240
Chicago IL CAB (GO, National Insured) ±	5.50	1-1-2019	2,925,000	3,121,589
Chicago IL Midway Airport Series B (Airport Revenue) ±	5.00	1-1-2034	5,000,000	5,255,400
Chicago IL Midway Airport Series B (Airport Revenue, National Insured)	5.63	1-1-2029	340,000	340,928
Chicago IL O’Hare International Airport (Airport Revenue, AGM Insured)	5.75	1-1-2020	1,000,000	1,012,100
Chicago IL O’Hare International Airport Senior Lien Customer Facility Charge Bond Credit (Airport Revenue)	5.25	1-1-2023	1,350,000	1,479,344
Chicago IL O’Hare International Airport Senior Lien Customer Facility Charge Bond Credit (Airport Revenue)	5.25	1-1-2024	1,665,000	1,787,211
Chicago IL O’Hare International Airport Senior Lien Customer Facility Charge Bond Credit (Airport Revenue)	5.50	1-1-2025	1,420,000	1,538,698
Chicago IL Park District Harbor Facilities Series D (GO)	5.00	1-1-2022	1,500,000	1,697,880
Chicago IL Park District Harbor Facilities Series D (GO)	5.00	1-1-2023	1,175,000	1,315,189
Chicago IL Park District Limited Tax Series B (GO)	5.00	1-1-2022	4,495,000	5,049,818
Chicago IL Public Building Commission (Miscellaneous Revenue, National Insured)	5.25	12-1-2018	4,090,000	4,617,406
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2022	9,500,000	9,718,595
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2023	1,835,000	1,868,103
Chicago IL Series A2 (GO, Ambac Insured)	5.50	1-1-2018	2,030,000	2,176,871
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2021	4,675,000	4,808,238
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGM Insured)	5.25	6-1-2022	1,800,000	1,918,422
Chicago IL Water Revenue Second Lien Project (Water & Sewer Revenue)	5.00	11-1-2032	2,610,000	2,651,812
Cook & Du Page Counties IL Combined School District (GO, National Insured) ¤	0.00	12-1-2019	1,025,000	765,398
Cook County IL GO Community College District # 510 South Suburban College (GO, AGM Insured) ¤	0.00	12-1-2015	1,090,000	1,056,777
Cook County IL School District # 123 Oak Lawn (GO, National Insured)¤	0.00	12-1-2021	1,090,000	795,929
Cook County IL Series A (GO)	5.25	11-15-2022	10,000,000	11,091,500
Huntley IL Special Service Area # 6 (Tax Revenue, AGM Insured)	4.60	3-1-2017	895,000	912,354
Illinois (Miscellaneous Revenue)	5.00	7-1-2019	4,000,000	4,412,000
Illinois (Miscellaneous Revenue)	5.00	7-1-2022	1,880,000	1,999,794
Illinois Development Finance Authority Peoples Gas Light & Coke Company Series E (Utilities Revenue, Ambac Insured) ±	4.88	11-1-2038	2,500,000	2,533,525
Illinois Development Finance Authority Pollution Power Company Project Series A (IDR, National Insured)	5.70	2-1-2024	250,000	250,290
Illinois Finance Authority Student Housing (Education Revenue)	5.13	10-1-2020	4,805,000	4,894,085
Illinois Municipal Electric Agency Power Series A (Utilities Revenue, National Insured)	5.25	2-1-2021	3,840,000	4,119,936
Illinois Sales Tax Revenue (Tax Revenue)	5.00	6-15-2020	5,000,000	5,757,100
Illinois Series 2004 (GO)	5.00	9-1-2016	1,400,000	1,446,872
Illinois Series 2010 (GO)	5.00	1-1-2017	1,250,000	1,368,313
Illinois Series 2012 (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2020	5,020,000	5,526,669
Illinois Series 2012 (Miscellaneous Revenue)	5.00	8-1-2021	5,500,000	5,931,530
Illinois Series A (Miscellaneous Revenue, National Insured)	5.00	3-1-2016	1,000,000	1,019,710
Illinois Series B (Miscellaneous Revenue, DEPFA Bank plc SPA) ø	2.00	10-1-2033	17,200,000	17,200,000
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2022	2,165,000	1,482,722
Kendall Kane & Will Counties IL Community Unit School District Series C (GO, AGM Insured) ¤	0.00	10-1-2017	1,350,000	1,229,229
Lake County IL Community School District (GO, Ambac Insured) ¤	0.00	2-1-2017	1,610,000	1,435,524
Lake County IL Community School District (GO, Ambac Insured) ¤	0.00	2-1-2018	1,000,000	846,110
Lake County IL Community School District (GO, Ambac Insured) ¤	0.00	2-1-2019	1,100,000	878,867
McHenry & Kane Counties IL Community Consolidated School District # 158 (GO, National Insured) ¤	0.00	1-1-2018	4,000,000	3,728,440
McHenry & Kane Counties IL Community Consolidated School District # 158 (GO, AGM/FGIC Insured) ¤	0.00	1-1-2019	1,185,000	1,004,027
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2021	7,410,000	7,735,744

5

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

St. Clair County IL School District Series B (GO, National Insured)	4.75%	1-1-2018	$655,000	$700,418
St. Clair County IL School District Series B (GO, National Insured)	4.75	1-1-2019	775,000	827,212
Sterling IL (GO)	3.00	11-1-2018	2,470,000	2,542,050
Sterling IL (GO)	4.00	11-1-2019	1,000,000	1,065,520
Will County IL School District # 114 Capital Appreciation School Series C (GO, National Insured) ¤	0.00	12-1-2021	855,000	590,831

				198,333,828

Indiana : 2.55%

Indiana Finance Authority HEFA Ascension Health Series B3 (Health Revenue) ±	2.09	11-15-2031	11,000,000	11,205,260
Indiana Finance Authority Revenue Ohio River Bridges (IDR)	5.00	1-1-2019	18,205,000	19,226,118
Indiana HFFA Ancilla System Incorporated (Health Revenue, National Insured)	5.25	7-1-2022	325,000	326,352
Knox County IN EDA (Health Revenue)	4.00	4-1-2017	625,000	670,213
Knox County IN EDA (Health Revenue)	4.00	4-1-2018	400,000	430,272

				31,858,215

Iowa : 0.89%

Iowa Finance Authority Midwestern Disaster Area Revenue Fertilizer Company Project (IDR)	5.50	12-1-2022	4,000,000	3,854,680
Iowa Finance Authority Midwestern Iowa Fertilizer Company Project (IDR)	5.00	12-1-2019	2,500,000	2,428,800
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.50	12-1-2015	905,000	945,454
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.88	12-1-2016	2,760,000	2,937,054
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	4.13	12-1-2017	905,000	975,518

				11,141,506

Kansas : 0.12%

Kansas Development Finance Authority (Health Revenue)	5.00	11-15-2015	500,000	541,200
Wyandotte County & Kansas City KS Unified Government Special Obligation International Speedway (Tax Revenue, National Insured) ¤	0.00	12-1-2014	975,000	935,844

				1,477,044

Kentucky : 0.41%

Christian County KY Hospital (Health Revenue, AGM Insured)	5.25	2-1-2018	1,520,000	1,644,230
Kentucky EDFA (Health Revenue)	3.00	11-15-2014	695,000	691,713
Kentucky EDFA (Health Revenue)	3.00	11-15-2015	720,000	709,769
Kentucky EDFA (Health Revenue)	4.00	11-15-2016	740,000	740,622
Pikeville KY Hospital Pikeville Medical Center (Health Revenue)	4.00	3-1-2015	750,000	776,910
Pikeville KY Hospital Pikeville Medical Center (Health Revenue)	5.00	3-1-2016	500,000	536,640

				5,099,884

Louisiana : 2.71%

East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±	0.93	2-1-2046	8,000,000	8,018,480
Louisiana HFA SFHR Home Owner Series C-2 (Housing Revenue, GNMA Insured)	5.55	6-1-2035	155,000	161,636
New Orleans LA (GO, National Insured)	5.25	12-1-2022	3,540,000	3,677,175
New Orleans LA Water Revenue (Water & Sewer Revenue, FGIC Insured)	5.00	12-1-2014	780,000	782,184
New Orleans LA Water Revenue (Water & Sewer Revenue, FGIC Insured)	5.00	12-1-2015	895,000	897,506
St. Bernard Parish LA Sales & Use Tax (Tax Revenue)	4.00	3-1-2019	3,355,000	3,586,730

6

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Louisiana (continued)

Terrebonne Parish LA Hospital Service District # 1 Hospital (Health Revenue)	4.00%	4-1-2015	$600,000	$624,534
Terrebonne Parish LA Hospital Service District # 1 Hospital (Health Revenue)	4.00	4-1-2016	500,000	529,515
Tobacco Settlement Financing Corporation Asset Backed Series A (Tobacco Revenue)	5.00	5-15-2025	7,500,000	7,845,750
Tobacco Settlement Financing Corporation Asset Backed Series A (Tobacco Revenue)	5.00	5-15-2024	7,500,000	7,777,650

				33,901,160

Maryland : 2.41%

Howard County MD Housing Commission Series A (Housing Revenue) ±	1.32	7-1-2034	6,625,000	6,627,385
Maryland Health & HEFAR (Health Revenue)	5.00	8-15-2014	1,000,000	1,039,130
Maryland Health & HEFAR John Hopkins Health System Series C (Health Revenue) ±	0.95	5-15-2038	4,980,000	4,976,863
Maryland Health & HEFAR John Hopkins Health System Series C (Health Revenue) ±	0.95	5-15-2038	4,635,000	4,632,080
Prince Georges County MD Series A (GO)	5.00	9-15-2020	2,400,000	2,884,776
Prince Georges County MD Series B (GO)	5.00	9-15-2020	8,290,000	9,964,497

				30,124,731

Massachusetts : 1.69%

Massachusetts Educational Financing Authority (Education Revenue)	5.00	7-1-2018	450,000	494,397
Massachusetts Educational Financing Authority (Education Revenue)	5.00	7-1-2019	10,295,000	11,261,495
Massachusetts HEFA Series E-2 (Health Revenue)	5.00	7-1-2016	3,155,000	3,490,408
Massachusetts School Building Authority Series A (Tax Revenue)	5.00	5-15-2019	2,500,000	2,935,100
Massachusetts Various Consolidated Loan Series D (Tax Revenue) ±	0.50	1-1-2018	3,000,000	2,981,670

				21,163,070

Michigan : 6.45%

Detroit MI Distribution Aid (GO)	4.50	11-1-2023	975,000	941,558
Detroit MI Downtown Development Authority (Tax Revenue) ¤	0.00	7-1-2014	340,000	325,700
Detroit MI Downtown Development Authority (Tax Revenue) ¤	0.00	7-1-2015	660,000	595,393
Detroit MI Downtown Development Authority (Tax Revenue) ¤	0.00	7-1-2016	805,000	680,370
Detroit MI Downtown Development Authority (Tax Revenue) ¤	0.00	7-1-2017	3,015,000	2,393,277
Detroit MI Sewage Disposal Revenue System Senior Lien Series A (Water & Sewer Revenue, AGC/National Insured)	5.25	7-1-2023	100,000	99,539
Detroit MI Sewage Disposal System Revenue Second Lien Series B (Water & Sewer Revenue, National Insured)	5.25	7-1-2022	235,000	231,743
Detroit MI Sewage Disposal System Revenue Second Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	2,355,000	2,333,546
Detroit MI Sewage Disposal System Revenue Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.25	7-1-2016	2,450,000	2,482,340
Detroit MI Sewer Disposal System Revenue (Water & Sewer Revenue, National Insured) ¤	0.00	7-1-2018	5,060,000	3,850,660
Detroit MI Sewer Disposal System Revenue (Water & Sewer Revenue, National Insured)	5.00	7-1-2017	1,280,000	1,285,453
Detroit MI Sewer Disposal System Revenue Series A (Water & Sewer Revenue, National Insured) ¤	0.00	7-1-2017	790,000	638,699
Detroit MI Sewer Disposal System Revenue Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2017	420,000	421,789
Detroit MI Sewer Disposal System Revenue Series C (Water & Sewer Revenue, AGC/FGIC Insured)	5.00	7-1-2018	225,000	225,671
Detroit MI Sewer Disposal System Revenue Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	5,280,000	5,251,752
Detroit MI Water & Sewage Department Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2017	3,000,000	3,004,950

7

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)

Detroit MI Water & Sewage Department Series A (Water & Sewer Revenue)	5.00%	7-1-2022	$205,000	$198,489
Detroit MI Water & Sewage Department Series A (Water & Sewer Revenue)	5.00	7-1-2023	1,575,000	1,503,448
Detroit MI Water & Sewage Department Series A (Water & Sewer Revenue)	5.50	7-1-2024	350,000	346,889
Detroit MI Water & Sewer Department Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2018	1,165,000	1,170,778
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	3,300,000	3,304,125
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	4,580,000	4,498,888
Detroit MI Water Supply System Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	665,000	661,442
Detroit MI Water Supply System Series A (Water & Sewer Revenue, National Insured) ±	5.25	7-1-2019	370,000	370,259
Detroit MI Water Supply System Series A (Water & Sewer Revenue, National Insured) ±	5.25	7-1-2020	3,795,000	3,794,886
Detroit MI Water Supply System Series A (Water & Sewer Revenue, National Insured) ±	5.25	7-1-2023	525,000	515,923
Detroit MI Water Supply System Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	5,000,000	4,911,450
Grand Blanc MI Community Schools (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,145,000	1,313,315
Grand Haven MI (Utilities Revenue, National Insured)	5.50	7-1-2016	1,000,000	1,081,520
Michigan Finance Authority (Health Revenue)	4.00	6-1-2014	1,035,000	1,056,456
Michigan Finance Authority (Health Revenue)	5.00	6-1-2015	1,090,000	1,156,708
Michigan Finance Authority Limited Obligation (Education Revenue)	4.25	2-1-2017	1,305,000	1,306,944
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	5.00	6-1-2014	3,300,000	3,380,322
Michigan Finance Authority St. John Health System Series A (Health Revenue, Ambac Insured)	5.00	5-15-2018	300,000	301,110
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	7-1-2020	15,000,000	17,283,900
Michigan Municipal Bond Authority (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2019	500,000	491,500
Michigan Municipal Bond Authority (Miscellaneous Revenue, Ambac Insured)	4.13	5-1-2020	500,000	462,120
Michigan Municipal Bond Authority (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2018	595,000	613,743
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	11-1-2015	150,000	157,229
Saginaw County MI Economic Development Corporation Limited Obligation Lease (Miscellaneous Revenue)	3.00	12-1-2015	700,000	717,745
Wayne County MI Airport Authority Revenue AMT Detroit Metropolitan Airport Series A (Airport Revenue)	5.00	12-1-2022	3,500,000	3,726,590
Wayne County MI Airport Authority Revenue Detroit Metropolitan Airport Series C (Airport Revenue)	5.00	12-1-2022	1,000,000	1,061,100
Wayne County MI GO Building Authority Capital Series A (GO, National Insured)	5.25	6-1-2016	540,000	542,030

				80,691,349

Minnesota : 0.39%

Duluth MN EDA Health Care Facilities St. Lukes Hospital Authority Obligated Group (Health Revenue)	4.00	6-15-2014	770,000	771,032
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series A (Health Revenue)	4.75	2-15-2015	2,500,000	2,519,900
St. Paul MN Housing & RDA Charter School Lease Revenue Hmong College Prep Academy Series A (Miscellaneous Revenue)	4.75	9-1-2022	500,000	488,615
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Education Revenue)	5.00	12-1-2036	1,325,000	1,155,705

				4,935,252

8

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Mississippi : 0.02%

Gulfport MS Hospital Facilities Gulfport Memorial Hospital Series A (Health Revenue, National Insured)	6.20%	7-1-2018	$200,000	$200,516

Missouri : 0.31%

Kansas City MO IDA Transportation Improvements (Transportation Revenue)	4.00	9-1-2014	685,000	695,857
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00	6-1-2015	3,000,000	3,238,560

				3,934,417

Nebraska : 0.55%

Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-2013	100,000	100,725
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.25	12-1-2018	3,655,000	4,098,754
Nebraska Higher Education Loan (Education Revenue, National/FHA Insured) ¤	0.00	12-15-2015	2,970,000	2,638,607

				6,838,086

Nevada : 0.54%

Carson City NV Hospital Revenue (Health Revenue)	3.00	9-1-2014	725,000	738,608
Carson City NV Hospital Revenue (Health Revenue)	4.00	9-1-2015	400,000	419,284
Carson City NV Hospital Revenue (Health Revenue)	4.00	9-1-2016	400,000	426,752
Carson City NV Hospital Revenue (Health Revenue)	5.00	9-1-2018	700,000	779,940
Clark County NV Series A (Airport Revenue)	5.00	7-1-2021	2,535,000	2,815,777
Las Vegas NV Special Improvement District # 60 (Miscellaneous Revenue)	3.00	6-1-2017	785,000	761,560
Las Vegas NV Special Improvement District # 60 (Miscellaneous Revenue)	4.00	6-1-2018	775,000	770,722

				6,712,643

New Hampshire : 0.07%

New Hampshire HEFA Covenant Health Project Series B (Health Revenue)	5.00	7-1-2016	520,000	568,890
New Hampshire HFA SFHR Mortgage Acquisition AMT Series B (Housing Revenue)	4.85	7-1-2015	345,000	347,719

				916,609

New Jersey : 3.75%

Atlantic City NJ (GO)	4.00	11-1-2018	450,000	477,095
Atlantic City NJ (GO, AGM Insured)	4.00	11-1-2018	2,290,000	2,483,001
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2016	1,840,000	1,954,650
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2017	2,100,000	2,257,500
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2018	1,230,000	1,335,669
Jersey City NJ (GO, AGM Insured)	4.00	9-1-2018	1,140,000	1,244,983
New Jersey EDA (Tobacco Revenue)	5.00	6-15-2018	4,000,000	4,434,320
New Jersey EDA Elite Pharmaceuticals Project Series A (IDR)	6.50	9-1-2030	700,000	334,229
New Jersey EDA School Facilities Construction Series I (Miscellaneous Revenue) ±	1.62	9-1-2027	12,500,000	11,883,857
New Jersey EDA School Facilities Series C (Miscellaneous Revenue) ±	1.87	2-1-2018	6,500,000	6,646,315
New Jersey EDA Series E (Miscellaneous Revenue) ±	1.77	2-1-2016	1,100,000	1,117,776
New Jersey Higher Education Assistance Authority Series A (Education Revenue)	4.63	6-1-2018	1,000,000	1,097,990
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	4.50	6-1-2023	3,170,000	2,968,420

9

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)

New Jersey Tobacco Settlement Financing Corporation Series C (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.87%	6-1-2029	$5,000,000	$5,000,000
Newark NJ Housing Authority (Miscellaneous Revenue, National Insured)	5.25	1-1-2019	2,995,000	3,291,056
Paterson NJ General Improvement (GO, AGM Insured)	5.00	6-15-2020	400,000	437,252

				46,964,113

New Mexico : 0.39%

Albuquerque NM IDR Manor Nursing Series A (Health Revenue, GNMA Insured)	4.80	5-20-2014	315,000	316,096
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, Ambac Insured)	5.50	6-1-2015	1,000,000	1,049,620
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, Ambac Insured)	5.50	6-1-2016	1,000,000	1,074,130
New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	0.91	12-1-2028	2,500,000	2,487,375

				4,927,221

New York : 7.95%

Build New York City NY Resource Corporation Bronx Charter School for International Series A (Education Revenue)	3.88	4-15-2023	1,000,000	908,340
Metropolitan Transportation Authority New York Dedicated Tax Fund (Tax Revenue) ±	1.02	11-1-2019	7,500,000	7,481,025
Metropolitan Transportation Authority New York Sub Series G4 (Transportation Revenue) ±	0.96	11-1-2030	7,000,000	7,005,180
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health Revenue, FHA Insured)	4.20	8-15-2025	7,195,000	7,233,565
Nassau County NY Local Economic Assistance Corporation (Health Revenue)	5.00	7-1-2022	1,000,000	1,049,830
New York Dormitory Authority (Health Revenue, National/FHA Insured)	5.00	8-1-2016	1,000,000	1,051,180
New York Dormitory Authority (Health Revenue, AGM/FHA Insured)	5.25	8-15-2015	1,695,000	1,764,054
New York Energy R&D Authority Electric & Gas Corporation Series A (Utilities Revenue)	2.13	3-15-2015	3,500,000	3,548,370
New York IDA American Airlines JFK International Airport (IDR)	7.50	8-1-2016	3,010,000	3,117,878
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.12	4-1-2017	10,900,000	10,736,500
New York NY City Housing Authority Lease Purchase Agreement (Housing Revenue) (i)	4.78	1-6-2016	2,039,697	2,070,292
New York NY IDA (Airport Revenue)	5.00	7-1-2018	4,655,000	4,744,283
New York NY IDA (Airport Revenue)	5.00	7-1-2019	2,830,000	2,865,743
New York NY IDA Cong Machne Chaim Incorporated (Miscellaneous Revenue) ø	0.57	5-1-2036	4,000,000	4,000,000
New York NY Sub Series A1 (GO) ±	5.75	8-1-2014	70,000	70,309
New York NY Sub Series F2 (GO) ±	4.40	12-15-2017	4,000,000	4,019,280
New York NY Sub Series J-4 (GO) ±	0.62	8-1-2025	6,700,000	6,687,471
New York Tobacco Settlement Funding Corporation (Tobacco Revenue)	5.50	6-1-2022	1,050,000	1,054,536
New York Urban Development Corporation COP James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	7,800,000	7,838,532
Niagara NY Area Development Corporation (Education Revenue)	4.00	5-1-2015	250,000	260,055
Niagara NY Area Development Corporation (Education Revenue)	4.00	5-1-2016	300,000	317,541
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2017	250,000	275,045
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2018	500,000	553,245
Peregrines Landing LLC New York Facilities Series A (Housing Revenue, GNMA Insured)	7.00	5-20-2044	5,620,000	5,831,031
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	3,621,397	3,773,278
Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (IDR) ±144A	6.63	10-1-2035	3,000,000	3,000,120
Suffolk County NY Economic Development Corporation (Health Revenue)	5.00	7-1-2017	1,000,000	1,116,560
Suffolk County NY Series A (GO)	5.00	4-1-2018	2,700,000	3,059,694

10

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)

Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	4.00%	6-1-2018	$500,000	$526,385
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2019	575,000	632,098
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2020	625,000	687,981
Ulster County NY Resource Recovery Agency (Resource Recovery Revenue)	3.00	3-1-2017	900,000	934,173
Ulster County NY Resource Recovery Agency (Resource Recovery Revenue)	3.00	3-1-2018	1,140,000	1,174,280

				99,387,854

North Carolina : 0.45%

New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2019	1,000,000	1,130,070
North Carolina Capital Facilities Financing Agency Waste Management of Carolinas Project (Resource Recovery Revenue) ±	3.38	8-1-2014	540,000	551,102
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2017	3,500,000	3,939,705

				5,620,877

North Dakota : 0.48%

Ward County ND Health Care Facility Trinity Obligated Group Series B (Health Revenue)	6.25	7-1-2021	1,580,000	1,582,749
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series A (Tax Revenue)	3.00	3-1-2016	400,000	415,532
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series A (Tax Revenue)	3.00	3-1-2017	250,000	260,170
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series B-1 (Tax Revenue)	2.00	3-1-2032	3,780,000	3,780,605

				6,039,056

Ohio : 0.92%

Akron OH Income Community Learning Centers Series A (Tax Revenue, National/FGIC Insured)	5.25	12-1-2017	4,970,000	5,012,792
Akron OH Sewer System Revenue (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2017	750,000	812,213
Ohio HFA SFHR Bond (Housing Revenue, FGIC/FHA/VA Insured) ¤	0.00	1-15-2015	10,000	9,330
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	5.00	7-1-2021	2,435,000	2,616,846
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	5.00	7-1-2020	2,550,000	2,774,961
Woodridge OH Local School District (GO, Ambac Insured)	6.80	12-1-2014	325,000	334,792

				11,560,934

Oklahoma : 0.26%

Comanche County OK Hospital Authority Series A (Health Revenue)	5.00	7-1-2018	795,000	854,347
Tulsa OK Airports Improvement Trust (Airport Revenue)	4.75	6-1-2018	325,000	339,762
Woodward County OK Public Facilities Authority Series B (Tax Revenue)	3.25	9-1-2026	2,000,000	1,994,720

				3,188,829

Other : 0.13%

Branch Banking & Trust Municipal Trust Various States Class B (Miscellaneous Revenue, Rabobank LOC) 144Aø	0.94	8-1-2014	1,618,407	1,617,209

11

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania : 6.95%

Allegheny County PA Various Refunding Notes Series C-59B (GO, AGM Insured) ±	0.73%	11-1-2026	$18,250,000	$15,772,928
Allentown PA City School District (GO, National/FGIC Insured) ¤	0.00	2-15-2014	370,000	368,272
Allentown PA City School District (GO, National/FGIC Insured) ¤	0.00	2-15-2014	130,000	129,880
Beaver County PA Hospital Authority Revenue Heritage Valley Health System Incorporated (Health Revenue)	5.00	5-15-2020	3,195,000	3,619,935
Berks County PA Municipal Authority Reading Hospital & Medical Center Project (Health Revenue, National Insured)	5.70	10-1-2014	405,000	412,241
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.57	11-1-2039	8,750,000	8,654,888
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	1,905,000	1,906,105
Delaware County PA IDA Chester Community Charter School (Education Revenue)	4.50	8-15-2017	3,900,000	3,819,777
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	5,026,000	5,645,002
Harrisburg PA Harrisburg Authority Resource Recovery Facility Series D1 (Resource Recovery Revenue, AGM Insured) ±	5.25	12-1-2033	2,000,000	1,999,220
Harrisburg PA Harrisburg Authority Resource Recovery Facility Series D2 (Resource Recovery Revenue, AGM Insured) ±	5.00	12-1-2033	2,260,000	2,257,378
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2014	3,000,000	3,049,950
Pennsylvania Higher Education Facilities Authority Shippensburg University Student Services (Education Revenue)	4.00	10-1-2017	550,000	571,445
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	0.75	12-1-2018	11,000,000	10,842,040
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.34	12-1-2020	10,000,000	9,982,500
Philadelphia PA Authority for Industrial Development Tacony Academy Christian School Project Series A-1 (Education Revenue)	6.25	6-15-2023	730,000	725,722
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2017	1,500,000	1,478,235
Pocono Mountain PA School District Series B (GO, AGM Insured)	4.00	6-15-2019	2,575,000	2,789,369
Pocono Mountain PA School District Series B (GO, AGM Insured)	4.00	6-15-2020	5,845,000	6,307,164
Reading PA Series A (GO)	4.00	11-15-2014	1,780,000	1,828,558
St. Mary Hospital Authority Pennsylvania Health System Catholic Health East Series B (Health Revenue)	5.00	11-15-2015	930,000	971,320
Susquehanna PA Area Regional Airport Authority System Series A (Airport Revenue)	5.00	1-1-2019	3,630,000	3,803,732

				86,935,661

Puerto Rico : 1.55%

Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	1.14	7-1-2020	3,255,000	2,172,029
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	0.86	7-1-2025	4,250,000	2,984,520
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	1.14	7-1-2017	8,715,000	6,884,501
Puerto Rico Highway & Transportation Revenue Series BB (Transportation Revenue, Ambac Insured)	5.25	7-1-2017	3,165,000	2,945,159
Puerto Rico Highway & Transportation Revenue Series BB (Transportation Revenue, Ambac Insured)	5.25	7-1-2018	2,955,000	2,703,914
Puerto Rico Public Imports Series A (GO, AGM Insured)	5.00	7-1-2015	1,695,000	1,701,458

				19,391,581

Rhode Island : 0.60%

Providence RI Housing Authority Revenue Cathedral Square Apartments Project (Housing Revenue, FHA/GNMA Insured)	1.00	3-1-2016	1,500,000	1,494,540
Providence RI Redevelopment Agency (Miscellaneous Revenue, Ambac Insured)	4.75	4-1-2020	2,710,000	2,749,539
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	975,000	975,907
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2018	2,180,000	2,314,964

12

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Rhode Island (continued)

Rhode Island Housing & Mortgage Finance (Housing Revenue)	6.50%	4-1-2027	$25,000	$25,044

				7,559,994

South Carolina : 0.45%

Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10-1-2014	640,000	660,922
South Carolina Jobs EDA Ebenezer Nursing Series A (Health Revenue, GNMA Insured)	6.90	1-20-2037	2,970,000	2,974,871
South Carolina Jobs EDA Various Waste Management Incorporated (Resource Recovery Revenue)	2.88	2-1-2015	2,000,000	2,040,760

				5,676,553

South Dakota : 0.09%

South Dakota HEFA (Health Revenue)	4.50	9-1-2019	990,000	1,074,071

Tennessee : 2.16%

Hamilton County TN Series B (GO)	4.00	3-1-2021	4,275,000	4,792,104
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,655,000	1,816,098
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	4,000,000	4,400,840
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2020	4,720,000	5,225,418
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	1,010,000	1,084,912
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	3,700,000	3,992,448
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	5,300,000	5,752,991

				27,064,811

Texas : 6.37%
Austin TX Housing Finance Corporation SFHR (Housing Revenue, Verex Pool Insured) ¤	0.00	2-1-2016	1,530,000	22,506
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2021	1,000,000	1,030,580
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2022	500,000	508,415
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2023	500,000	503,645
Clifton TX Higher Education Finance Corporation (Education Revenue)	3.75	8-15-2022	1,500,000	1,439,610
Coastal Water Authority Texas Conveyance System (Water & Sewer Revenue, FGIC Insured)	7.50	12-15-2016	20,000	20,121
Galveston TX Wharves & Terminal Revenue (Airport Revenue)	5.00	2-1-2017	1,100,000	1,204,192
Galveston TX Wharves & Terminal Revenue (Airport Revenue)	5.00	2-1-2018	1,680,000	1,851,360
Houston TX Community College System (GO)	5.00	2-15-2022	7,560,000	8,814,582
Lubbock TX Health Facilities Development Corporation Lutheran Retirement (Housing Revenue, GNMA Insured)	6.00	3-20-2029	1,000,000	1,001,280
Midtown TX RDA (Tax Revenue)	4.00	1-1-2014	250,000	251,980
Midtown TX RDA (Tax Revenue)	4.00	1-1-2016	1,980,000	2,081,099
Midtown TX RDA (Tax Revenue)	5.00	1-1-2017	2,270,000	2,475,117
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	1.27	4-1-2037	3,460,000	3,460,000
Sam Rayburn TX Municipal Power Agency (Utilities Revenue)	5.00	10-1-2017	470,000	527,542
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities Series A-1 (Health Revenue, GNMA Insured)	5.00	5-15-2014	1,350,000	1,372,491
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2020	6,500,000	7,130,565

13

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)

Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00%	12-15-2021	$5,000,000	$5,387,750
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.54	9-15-2017	8,390,000	8,351,993
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue)	6.25	12-15-2026	22,260,000	25,793,330
Texas Public Finance Authority Southern University Financing System (Education Revenue)	5.00	11-1-2020	1,715,000	1,881,527
Texas Public Finance Authority Southern University Financing System (Education Revenue)	5.00	11-1-2021	1,275,000	1,374,782
Texas Turnpike Authority Central Texas Turnpike System (Transportation Revenue, Ambac Insured) ¤	0.00	8-15-2027	1,425,000	629,508
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellaneous Revenue, National/FHA Insured)	7.65	7-1-2022	2,125,000	2,563,600

				79,677,575

Utah : 0.33%

Intermountain Power Agency Utah Power Supply Series A (Utilities Revenue)	6.15	7-1-2014	3,275,000	3,358,644
Utah HFA RHA Community Services Project Series A (Health Revenue)	6.88	7-1-2027	790,000	790,142

				4,148,786

Vermont : 0.73%

Vermont Student Assistance Corporation Education Loan Revenue Series BCL-A1 (Education Revenue) ±	1.76	6-1-2022	9,162,182	9,188,386

Virgin Islands : 1.51%

Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue)	2.25	10-1-2017	6,570,000	6,524,536
Virgin Islands PFA Refunding Matching Fund Loan Note Senior Lien Series 2013B (Miscellaneous Revenue) %%	5.00	10-1-2024	10,000,000	10,606,200
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	1,600,000	1,745,088
Virgin Islands Water & Power Authority (Utilities Revenue)	4.13	7-1-2014	70,000	70,190

				18,946,014

Virginia : 0.93%

Caroline County VA IDR (Miscellaneous Revenue)	4.00	8-1-2016	1,820,000	1,822,548
Dulles VA Town Center CDA (Miscellaneous Revenue)	2.00	3-1-2014	1,665,000	1,658,806
Dulles VA Town Center CDA (Miscellaneous Revenue)	3.00	3-1-2015	550,000	546,403
Dulles VA Town Center CDA (Miscellaneous Revenue)	3.00	3-1-2016	620,000	607,612
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2017	1,910,000	1,894,052
Virginia Housing Development Authority AMT Series A Sub Series A-5 (Housing Revenue)	4.50	1-1-2020	2,600,000	2,653,300
Virginia Resources Authority Clean Water Revolving Fund (Water & Sewer Revenue)	5.00	10-1-2023	2,000,000	2,410,120

				11,592,841

Washington : 1.82%

King County WA Public Hospital District # 1 Valley Medical Center Series A (Health Revenue)	4.00	6-15-2015	1,185,000	1,215,395
King County WA Public Hospital District # 1 Valley Medical Center Series A (Health Revenue)	4.00	6-15-2016	1,480,000	1,528,085
Redmond WA Library Capital Facilities Area (GO)	5.00	12-1-2017	200,000	200,794
Skagit County WA Public Hospital District Skagit Valley Hospital (Health Revenue)	5.63	12-1-2025	2,000,000	2,068,520
Washington COP Series A (Miscellaneous Revenue)	5.00	7-1-2025	3,375,000	3,719,756

14

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Washington (continued)

Washington Health Care Facilities Authority Swedish Health Services Series A (Health Revenue)	6.75%	11-15-2041	$10,660,000	$14,027,601

				22,760,151

Wisconsin : 1.51%

Milwaukee WI Redevelopment Authority Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2019	7,690,000	8,851,421
Wisconsin HEFA Beloit Health System Incorporation (Health Revenue)	4.00	4-1-2014	650,000	658,502
Wisconsin HEFA Beloit Health System Incorporation (Health Revenue)	5.00	4-1-2015	640,000	673,702
Wisconsin HEFA Milwaukee Institute of Art (Education Revenue, Citibank NA LOC) ø	0.13	1-1-2034	2,385,000	2,385,000
Wisconsin Public Finance Authority Airport Facilities Revenue Series G (Airport Revenue)	5.00	7-1-2017	6,100,000	6,297,335

				18,865,960

Total Municipal Obligations (Cost $1,243,768,685)				1,240,980,748

	Yield		Shares

Short-Term Investments : 0.15%

Investment Companies : 0.15%

Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class ##(l)(u)	0.01		1,895,813	1,895,813

Total Short-Term Investments (Cost $1,895,813)				1,895,813

Total investments in securities (Cost $1,259,705,815)*	100.46%	1,256,690,139

Other assets and liabilities, net	(0.46)	(5,708,799)

Total net assets	100.00%	$1,250,981,340

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¤	Security issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security has been segregated for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(i)	Illiquid security
%%	Security issued on a when-issued basis.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,259,724,166 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,040,274
Gross unrealized depreciation	(18,074,301)

Net unrealized depreciation	$(3,034,027)

15

Wells Fargo Advantage Strategic Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investment companies	$13,813,578	$0	$0	$13,813,578

Municipal obligations	0	1,228,173,956	12,806,792	1,240,980,748

Short-term investments

Investment companies	1,895,813	0	0	1,895,813

	$15,709,391	$1,228,173,956	$12,806,792	$1,256,690,139

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2013	$13,042,511
Accrued discounts (premiums)	27,411
Realized gains (losses)	(1,023)
Change in unrealized gains (losses)	(56,719)
Purchases	0
Sales	(205,388)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2013	$12,806,792

Change in unrealized gains (losses) relating to securities still held at September 30, 2013	$(55,706)

The investment type categorized above was valued using the indicative broker quotes and are therefore considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 97.00%

Alabama : 1.40%

Alabama 21st Century Authority Tobacco Series A (Tobacco Revenue)	3.00%	6-1-2014	$2,500,000	$2,540,500
Alabama Health Care Authority for Baptist Health Series B (Health Revenue, AGM Insured) ±(m)	0.90	11-15-2037	10,125,000	10,125,000
Alabama HFA MFHR AHEPA 310 Apartments Project Series 2013-A (Housing Revenue)	0.50	12-1-2014	4,600,000	4,598,712
Chatom AL Industrial Development Board Alabama Electric Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.60	8-1-2037	15,250,000	15,248,933
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.55	11-15-2038	46,420,000	46,429,748
Health Care Authority for Baptist Health Series B (Health Revenue) ø	0.55	11-1-2042	10,000,000	10,000,000

				88,942,893

Alaska : 0.86%

Alaska Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.32	12-1-2041	52,500,000	52,500,000
Alaska Railroad Corporation Capital Grant Receipt Section 5307 & 5309 Formula Funds (Miscellaneous Revenue, National Insured)	5.00	8-1-2015	2,000,000	2,148,500

				54,648,500

Arizona : 2.30%

Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2017	5,500,000	6,094,715
Glendale AZ (GO)	4.00	7-1-2015	5,645,000	5,973,031
Maricopa County AZ Pollution Control Refunding Arizona Public Service Company Series E (IDR) ±	6.00	5-1-2029	1,000,000	1,030,520
Navajo Tribal Utility Authority Series A (Utilities Revenue)	2.50	9-1-2015	20,500,000	20,775,930
Phoenix AZ IDA Various Refunding Republic Services Incorporated Project (IDR) ø	0.95	12-1-2035	49,330,000	49,330,000
Scottsdale AZ IDA Healthcare Series A (Health Revenue)	5.00	9-1-2016	3,000,000	3,322,980
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) ±(m)	0.90	9-1-2045	52,200,000	52,200,000
University of Arizona Medical Center Corporation (Health Revenue)	3.00	7-1-2014	600,000	608,472
University of Arizona Medical Center Corporation (Health Revenue)	4.00	7-1-2015	490,000	511,712
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2016	700,000	757,519
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2017	545,000	597,293
Yavapai County AZ IDA Waste Management Incorporated Project Series A2 (Resource Recovery Revenue) ±	0.85	3-1-2028	5,140,000	5,133,883

				146,336,055

Arkansas : 0.02%

Springdale AR Sales & Use Tax Refunding & Improvement (Tax Revenue)	2.00	11-1-2016	840,000	868,568
Springdale AR Sales & Use Tax Refunding & Improvement (Tax Revenue, AGM Insured)	4.00	7-1-2027	210,000	210,044

				1,078,612

California : 12.11%

Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	0.98	4-1-2045	1,500,000	1,497,750
California Department of Water Resources Center Valley Project Water System Series AL (Water & Sewer Revenue)	5.00	12-1-2013	8,000,000	8,066,960
California Department of Water Resources Center Valley Project Water System Series AL (Water & Sewer Revenue)	5.00	12-1-2014	2,000,000	2,114,580

1

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

California Department of Water Resources Center Valley Project Water System Series AM (Water & Sewer Revenue)	5.00%	12-1-2014	$3,000,000	$3,171,870
California Health Facilities Financing St. Joseph Health System Series B (Health Revenue) ±	5.00	7-1-2043	6,000,000	6,826,440
California HFFA San Diego Hospital Series A (Health Revenue, National Insured) ±(m)(n)	0.10	7-15-2018	4,400,000	4,158,000
California Infrastructure & Economic Development Bank The J Paul Getty Trust Series A-1 (Miscellaneous Revenue) ±	0.57	4-1-2038	19,950,000	19,951,197
California Infrastructure & Economic Development Bank The J Paul Getty Trust Series A-3 (Miscellaneous Revenue) ±	0.57	4-1-2038	38,400,000	38,402,304
California Municipal Finance Authority Republic Services (Resource Recovery Revenue) ±	0.85	9-1-2021	24,750,000	24,750,000
California PCFA Refinance Republic Services Series B (Resource Recovery Revenue) ±144A	0.70	8-1-2024	1,750,000	1,750,000
California PCFA Solid Waste Disposal Series A (Resource Recovery Revenue) ±	0.95	8-1-2023	20,005,000	20,005,000
California PCFA Waste Management Services Incorporated Series A (Resource Recovery Revenue) ±	0.85	11-1-2038	11,500,000	11,480,680
California PFOTER 4369 (GO, AGM Insured, Dexia Credit Local LIQ) ø	0.47	8-1-2032	10,580,000	10,580,000
California Refunding Series A (Miscellaneous Revenue) ±	0.75	5-1-2033	60,000,000	60,222,000
California Series DCL-009 (GO, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø	0.50	8-1-2027	83,610,000	83,610,000
California Series DCL-011 (GO, Dexia Credit Local LOC, AGM Insured) ø	0.50	8-1-2027	10,975,000	10,975,000
California Statewide CDA Health Facilities Casa De Cortez Apartment Project Series P (Housing Revenue)	0.60	9-1-2014	3,200,000	3,199,808
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.60	7-1-2041	56,750,000	56,750,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.49	7-1-2040	40,275,000	40,275,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.49	7-1-2040	19,450,000	19,450,000
California Statewide CDA Thomas Jefferson School Law Series B (Education Revenue)	4.88	10-1-2031	3,955,000	4,226,550
Compton CA TRAN Series A (Miscellaneous Revenue)	3.75	6-1-2014	3,650,000	3,642,153
Contra Costa County CA Transportation Authority Series A (Tax Revenue) ±	0.49	3-1-2034	29,000,000	28,914,740
Foothill Eastern Transportation Agency Toll Road Redevelopment (Transportation Revenue, National Insured)	5.13	1-15-2015	250,000	250,490
Golden State Tobacco Securitization Corporation California Enhanced Asset Backed Series A (Tobacco Revenue, Ambac Insured)	4.00	6-1-2014	1,000,000	1,022,240
Golden State Tobacco Securitization Corporation California Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.67	6-1-2047	25,000,000	25,000,000
Golden State Tobacco Securitization Corporation California Tobacco Settlement ROC RR-II- R-11442 (Tobacco Revenue, AGC Insured, Citibank NA LIQ) 144Aø	0.52	6-1-2035	17,645,000	17,645,000
Hemet CA Unified School District COP (Miscellaneous Revenue) ø	1.07	10-1-2036	20,195,000	20,195,000
Inland Valley CA Development Agency Series A (Tax Revenue) ±	4.00	3-1-2041	56,000,000	56,555,520
Irvine CA Improvement Bond Act of 1915 Limited Obligation District 13-1 (Miscellaneous Revenue)	2.00	9-2-2014	1,000,000	1,009,730
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-2013	1,250,000	1,258,388
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-2014	2,340,000	2,445,768
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-2015	3,000,000	3,250,170
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-2016	3,280,000	3,680,127
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.78	7-1-2017	45,600,000	44,140,344
Oakland CA Unified School District Election of 2012 (GO)	4.00	8-1-2014	3,825,000	3,924,221
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2016	1,150,000	1,235,342
Palomar Pomerado CA Health Care District COP Series A (Health Revenue, AGM Insured) ±(m)	0.85	11-1-2036	34,725,000	34,725,000

2

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Palomar Pomerado CA Health Care District COP Series B (Health Revenue, AGM Insured) ±(m)	0.85%	11-1-2036	$32,750,000	$32,750,000
Palomar Pomerado CA Health Care District COP Series C (Health Revenue, AGM Insured) ±(m)	0.85	11-1-2036	27,125,000	27,125,000
Sacramento CA SFMR PFOTER 2327 (Housing Revenue, FNMA/GNMA Insured, Dexia Credit Local SPA) ø	0.40	10-1-2023	8,375,000	8,375,000
Sacramento CA Unified School District COP Series A (Miscellaneous Revenue, AGM Insured) ±	3.07	3-1-2040	22,755,000	22,848,978
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2014	305,000	314,004

				771,770,354

Colorado : 1.23%

Arapahoe County CO IDK Partners I Trust Series A Class A (Housing Revenue, GNMA Insured)	5.25	11-1-2019	42,850	43,160
Arkansas River Power Authority Colorado PFOTER PT-3575 (Utilities Revenue, Syncora Guarantee Incorporated Insured, Dexia Credit Local LIQ) 144Aø	0.53	10-1-2021	8,535,000	8,535,000
Colorado Health Facilities Authority Catholic Health Initiatives Prerefunded Balance Catholic Series 2012 D2 (Health Revenue)	5.25	10-1-2038	340,000	1,816,566
Colorado Health Facilities Authority Catholic Health Initiatives Unrefunded Balance Catholic Series 2012 D2 (Health Revenue)	5.25	10-1-2038	2,595,000	2,036,920
Colorado Health Facilities Authority Christian Living Community Series A (Health Revenue)	7.25	1-1-2019	260,000	341,973
Colorado Health Facilities Authority Christian Living Community Series A (Health Revenue)	8.25	1-1-2024	265,000	2,609,999
Colorado Health Facilities Authority Christian Living Community Series A (Health Revenue)	9.00	1-1-2034	1,760,000	267,207
Colorado Health Facilities Authority Covenant Retirement Community Series RC (Health Revenue)	3.00	12-1-2014	2,000,000	273,014
Colorado Mid-Cities Metropolitan District #1 Special Refunding and Improvement Bonds Series 2004-A (Tax Revenue, BNP Paribas LOC) ø	0.25	12-1-2020	3,760,000	3,760,000
Colorado Springs CO Utilities Various Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.27	11-1-2036	18,940,000	18,940,000
Denver CO City & County Airport Sub Series A (Airport Revenue)	4.00	11-15-2015	200,000	212,474
Denver CO City & County Airport Sub Series A (Airport Revenue)	4.00	11-15-2016	450,000	490,451
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2016	250,000	277,595
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2017	400,000	448,528
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2017	600,000	683,634
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2018	500,000	562,690
Denver CO City & County Airport Sub Series B (Airport Revenue)	3.00	11-15-2015	100,000	104,727
Denver CO City & County Airport Sub Series B (Airport Revenue)	5.00	11-15-2018	600,000	686,046
Denver CO City & County Airport Sub Series F2 (Airport Revenue, AGM Insured) ±(m)	0.70	11-15-2025	8,925,000	8,925,000
Denver CO City & County Airport Sub Series G1 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.23	11-15-2025	18,500,000	18,500,000
Denver CO City & County Airport Sub Series G2 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.23	11-15-2025	6,250,000	6,250,000
University of Colorado Enterprise System Series 2007-A (Education Revenue, National Insured, Dexia Credit Local LIQ) ø	0.40	6-1-2026	2,745,000	2,745,000

				78,509,984

Connecticut : 1.26%

Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	4.00	7-1-2014	420,000	431,126
Connecticut Series A (Miscellaneous Revenue) ±	0.77	3-1-2016	25,000,000	25,041,750
Connecticut Series A (Miscellaneous Revenue) ±	0.99	5-15-2018	7,000,000	6,986,840
Connecticut Series D (Miscellaneous Revenue) ±	0.52	8-15-2015	12,000,000	11,991,480
Connecticut Series D (Miscellaneous Revenue) ±	0.66	8-15-2016	5,500,000	5,472,005
Connecticut Series D (Miscellaneous Revenue) ±	0.76	8-15-2017	14,855,000	14,782,211
Connecticut Series D (Miscellaneous Revenue) ±	0.95	8-15-2018	6,000,000	5,982,360

3

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Connecticut (continued)

New Haven CT Series A (GO)	5.00%	8-1-2015	$3,000,000	$3,215,430
New Haven CT Series A (GO)	5.00	8-1-2016	5,680,000	6,236,242

				80,139,444

District of Columbia : 0.67%

District of Columbia Income Tax Refunding Secured Series B (Tax Revenue) ±	0.67	12-1-2015	30,000,000	30,092,700
District of Columbia Water & Sewer Authority Public Utility Index Sub Lien Sub Series B-1 (Water & Sewer Revenue) ±	0.55	10-1-2044	12,650,000	12,659,108

				42,751,808

Florida : 5.35%

Alachua County FL Health Facilities Authority Shands Healthcare Series B (Health Revenue)	5.00	12-1-2013	4,340,000	4,369,816
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.72	6-1-2014	62,000,000	62,524,520
Collier County FL IDA Naples Community Hospital Healthcare System Project (Health Revenue)	4.00	10-1-2013	1,065,000	1,065,107
Florida Department of Environmental Protection Everglades Restoration Class B (Tax Revenue, AGM Insured) ø	0.32	7-1-2027	20,000,000	20,000,000
Florida PFOTER 4638 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.40	7-1-2036	43,580,000	43,580,000
Florida Space Coast Infrastructure Agency I-95 Brevard County DBF Project (IDR)	3.00	12-15-2015	1,660,000	1,718,283
Gulf Breeze FL Local Government Loan Series FG&H (Miscellaneous Revenue) ±	1.00	12-1-2020	9,000,000	9,001,350
Gulf Breeze FL Local Government Loan Series FG&H (Miscellaneous Revenue) ±	1.75	12-1-2020	7,500,000	7,516,350
Gulf Breeze FL Local Government Loan Series K (Miscellaneous Revenue) ±	1.40	12-1-2020	1,000,000	1,012,080
Key West FL Utility Board CAB Series 1980 D (Utilities Revenue, Ambac Insured) ¤	0.00	10-1-2013	1,000,000	999,990
Lakeland FL Energy System (Utilities Revenue) ±	0.82	10-1-2017	5,220,000	5,189,828
Lakeland FL Energy System (Utilities Revenue) ±	1.17	10-1-2014	13,350,000	13,419,153
Lee County FL Airport Refunding AMT Series A (Airport Revenue, AGM Insured)	5.00	10-1-2013	4,140,000	4,140,497
Lee County FL Solid Waste System Series A (Resource Recovery Revenue, Ambac Insured)	5.00	10-1-2016	4,535,000	4,949,680
Miami-Dade County FL Expressway Authority Series 2012 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.79	8-1-2028	10,000,000	10,000,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.27	7-1-2018	330,000	330,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	0.79	10-13-2023	16,445,000	16,445,000
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-003 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.79	3-8-2026	50,620,000	50,620,000
Miami-Dade County FL International Airport Aviation Series 2008-1139X (Airport Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	0.42	10-1-2033	7,500,000	7,500,000
Miami-Dade County FL School Board Master Equipment Lease Purchase A (Miscellaneous Revenue) 144A	3.59	3-3-2016	6,931,886	7,068,582
Miami-Dade County FL School Board Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	17,810,000	18,275,910
Okeechobee County FL Disposal Waste Management Landfill Series A (Resource Recovery Revenue) ø	2.25	7-1-2039	2,250,000	2,264,670
Orange County FL Health Facility Lakeside Health Facility (Health Revenue, SunTrust Bank LOC) ø	0.27	7-1-2027	3,285,000	3,285,000
Palm Beach County FL Public Improvement COP (Miscellaneous Revenue) 144A	3.04	2-1-2014	6,298,674	6,332,435

4

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)

Pasco County FL School Board Certificates Series B (Miscellaneous Revenue, Ambac Insured) ±(m)	0.81%	8-1-2030	$22,900,000	$22,900,000
Reedy Creek FL Series 2 (Utilities Revenue, National Insured)	5.25	10-1-2013	1,100,000	1,100,154
Saint Petersburg FL Health Facilities Authority All Childrens Series B (Health Revenue, Ambac Insured) ±(m)	0.50	11-15-2034	4,100,000	4,100,000
South Lake County FL South Lake Hospital Incorporated (Health Revenue)	4.00	10-1-2013	900,000	900,081
South Lake County FL South Lake Hospital Incorporated (Health Revenue)	5.50	10-1-2013	340,000	340,041
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2014	9,500,000	9,859,955

				340,808,482

Georgia : 2.10%

Atlanta GA Urban Residential Providence Cascade Apartment Project (Housing Revenue)	0.70	12-1-2015	9,500,000	9,530,495
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2012 (Utilities Revenue) ±	1.75	12-1-2049	4,600,000	4,596,044
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2012 (IDR) ±	1.75	12-1-2049	5,100,000	5,095,614
Fulton County GA Development Authority Healthcare System Catholic East (Health Revenue)	5.00	11-15-2013	5,180,000	5,210,925
Georgia Series G (GO) ±	0.47	12-1-2026	106,305,000	106,262,478
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2014	1,150,000	1,172,586
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2016	1,775,000	1,902,268

				133,770,410

Guam : 0.08%

Guam International Airport Authority Series A (Airport Revenue)	3.00	10-1-2014	250,000	254,245
Guam International Airport Authority Series A (Airport Revenue)	4.00	10-1-2015	150,000	156,795
Guam International Airport Authority Series B (Airport Revenue)	3.00	10-1-2014	400,000	406,792
Guam International Airport Authority Series B (Airport Revenue)	4.00	10-1-2015	500,000	522,650
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2017	850,000	924,044
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2017	2,750,000	2,935,653

				5,200,179

Illinois : 11.46%

BB&T Municipal Trust Class B (GO, Rabobank LOC) ±	0.42	1-1-2014	7,810,000	7,810,000
BB&T Municipal Trust Class C (GO, Rabobank LOC) ±	0.57	12-1-2015	37,685,000	37,637,517
Belleville IL Series B (GO)	2.25	1-1-2015	1,530,000	1,557,020
Chicago IL Series B-3 (GO, JPMorgan Chase & Company SPA) ø	0.39	1-1-2034	14,570,000	14,570,000
Chicago IL Board of Education Series 2012 (GO, Dexia Credit Local LOC, Dexia Credit Local LIQ) ±144A	0.94	12-1-2034	37,500,000	37,500,000
Chicago IL Board of Education Series A (GO, Ambac Insured) ¤	0.00	12-1-2016	6,745,000	6,142,469
Chicago IL Board of Education Series A (GO, National Insured)	5.00	12-1-2016	1,395,000	1,448,735
Chicago IL Board of Education Series A (GO, Ambac Insured)	5.25	12-1-2015	1,000,000	1,077,100
Chicago IL Board of Education Series A (GO, National Insured)	5.25	12-1-2017	1,445,000	1,608,776
Chicago IL Board of Education Series A-1 (GO) ±	0.71	3-1-2026	47,250,000	46,174,118
Chicago IL Board of Education Series A2 (GO) ±	0.82	3-1-2035	72,320,000	72,516,710
Chicago IL Board of Education Series B (GO, Ambac Insured)	5.00	12-1-2017	500,000	551,735
Chicago IL Board of Education Series C (GO)	5.00	12-1-2017	1,520,000	1,677,274
Chicago IL Board of Education Series F (GO)	5.00	12-1-2016	1,000,000	1,093,640
Chicago IL Finance Authority Columbia College (Education Revenue)	4.00	12-1-2014	1,560,000	1,597,627
Chicago IL Finance Authority Columbia College (Education Revenue)	5.00	12-1-2013	1,485,000	1,493,331
Chicago IL O’Hare International Airport ROC RR-II-R-605PB (Airport Revenue, AGM/FGIC Insured, Citibank NA LIQ) ø	0.32	1-1-2014	20,030,000	20,030,000
Chicago IL Park District Harbor Facilities Refunding Series D (GO)	4.00	1-1-2016	1,000,000	1,067,580
Chicago IL Park District Limited Tax Series A (GO)	4.00	1-1-2016	600,000	640,548

5

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Chicago IL Park District Refunding Series C (GO)	2.00%	1-1-2015	$2,530,000	$2,571,264
Chicago IL Park District Refunding Series D (GO)	2.00	1-1-2015	2,995,000	3,043,848
Chicago IL Refunding Series A (GO, AGM Insured)	5.00	1-1-2016	2,100,000	2,203,467
Chicago IL Various Projects Series B-1 (GO, JPMorgan Chase & Company SPA) ø	0.04	1-1-2034	19,200,000	19,200,000
Cook County IL Series A (GO, Ambac Insured)	5.00	11-15-2014	1,150,000	1,188,479
Illinois (GO)	2.50	7-1-2017	3,000,000	3,027,450
Illinois (GO)	4.00	3-1-2014	6,000,000	6,083,760
Illinois (GO)	4.00	8-1-2014	750,000	770,175
Illinois (GO)	4.00	7-1-2015	12,000,000	12,594,960
Illinois (GO)	4.00	7-1-2016	10,000,000	10,609,000
Illinois (GO, Ambac Insured)	5.00	4-1-2014	890,000	909,260
Illinois (GO)	5.00	7-1-2017	10,000,000	11,011,000
Illinois (GO)	5.00	1-1-2018	5,000,000	5,269,700
Illinois Development Finance Authority Revenue DePaul University Series C (Education Revenue)	5.50	10-1-2013	240,000	240,034
Illinois Education Authority Adjusted Medical Terminal Field Museum (Miscellaneous Revenue) ±	4.45	11-1-2036	3,000,000	3,119,160
Illinois Education Authority Columbia College (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	12-1-2015	1,175,000	1,183,495
Illinois Finance Authority Children’s Memorial Hospital Series A (Health Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	0.34	8-15-2047	23,375,000	23,375,000
Illinois Finance Authority Revenue DePaul University (Education Revenue)	5.00	10-1-2016	1,850,000	2,059,624
Illinois ROC RR-II-R-11526 (GO, National Insured, Citibank NA LIQ) ±	0.57	4-1-2014	3,750,000	3,750,000
Illinois Series A (GO)	2.00	4-1-2014	18,000,000	18,118,800
Illinois Series A (Tax Revenue)	4.00	1-1-2017	12,935,000	13,749,646
Illinois Series A (Tax Revenue)	5.00	6-1-2017	250,000	275,043
Illinois Series B (Miscellaneous Revenue, DEPFA Bank plc SPA) ø	2.00	10-1-2033	160,020,000	160,020,000
Illinois Series B (Miscellaneous Revenue)	5.00	1-1-2014	3,300,000	3,336,399
Illinois Series B (Miscellaneous Revenue)	5.00	3-1-2014	2,000,000	2,036,280
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, PNC Bank NA SPA) ø	0.20	1-1-2031	10,000,000	10,000,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured) ø	0.50	1-1-2016	6,000,000	6,000,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured) ø	0.50	1-1-2017	26,000,000	26,000,000
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	4.00	12-15-2014	1,000,000	1,043,410
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	4.00	12-15-2015	2,750,000	2,952,318
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	12-15-2013	6,000,000	6,059,040
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	6-15-2014	6,900,000	7,127,562
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	12-15-2014	7,310,000	7,715,340
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	6-15-2015	10,100,000	10,868,711
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	12-15-2015	5,010,000	5,488,255
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	5,560,000	5,580,127
Lake County IL Community High School District #117 CAB Series B (GO, National Insured) ¤	0.00	12-1-2015	6,545,000	6,334,709
Metropolitan Pier & Exposition Capital Appreciation Refunding McCormick Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2014	14,350,000	14,217,837
Metropolitan Pier & Exposition Unrefunded Balance Capital (Tax Revenue, National/FGIC Insured) ¤	0.00	6-15-2017	1,915,000	1,768,483
Regional Transportation Authority Illinois Refunding Balance Series B (Tax Revenue) ±	0.70	6-1-2025	44,305,000	44,305,000
Rock Island County IL Metropolitan Airport Authority Refunding Series A (GO, AGM Insured)	3.80	12-1-2015	2,505,000	2,594,078
Rosemont IL CAB Series A (GO, National Insured) ¤	0.00	12-1-2014	3,750,000	3,716,213
Springfield IL (Utilities Revenue, National Insured)	3.80	3-1-2015	250,000	258,125

6

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Springfield IL (Utilities Revenue)	5.00%	3-1-2016	$2,600,000	$2,799,654

				730,768,886

Indiana : 2.32%

Indiana Bond Bank Common School Fund Advance Purchase Funding Series A (Miscellaneous Revenue, Ambac Insured)	5.00	2-1-2014	505,000	513,065
Indiana Finance Authority Various Lease Appropriation A-2 (Miscellaneous Revenue) ±	0.56	2-1-2035	62,100,000	62,204,949
Indiana Transportation Finance Authority Series A (Miscellaneous Revenue)	6.80	12-1-2016	4,230,000	4,637,984
Indianapolis IN Thermal Energy System First Lein Series B (Utilities Revenue) ±	0.73	10-1-2034	8,000,000	7,999,200
Posey County IN Economic Development Midwest Fertilizer Corporation (IDR) ±	0.75	7-1-2046	72,500,000	72,500,000

				147,855,198

Kansas : 0.01%

Labette County KS SFMR (Housing Revenue) ¤	0.00	12-1-2014	810,000	807,319

Kentucky : 0.22%

Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, National Insured)	5.63	3-1-2015	2,000,000	2,008,100
Kentucky EDFA Series 2980 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.67	8-15-2024	10,500,000	10,500,000
Kentucky Higher Education Student Loan Corporation Series 1 Class A-1 (Education Revenue) ±	0.77	5-1-2020	1,500,000	1,492,305
Warren County KY School District Finance (Miscellaneous Revenue, National Insured)	4.00	2-1-2014	250,000	252,985

				14,253,390

Louisiana : 2.83%

East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±	0.93	2-1-2046	47,170,000	47,278,963
Louisiana Local Government Environmental & Community Development Authority Summit House Live Oak Manor (Housing Revenue) ±	0.70	3-1-2016	6,500,000	6,491,810
Morehouse Parish LA PCR International Paper Company Project Series A (Resource Recovery Revenue)	5.25	11-15-2013	7,535,000	7,572,374
New Orleans LA (GO, FGIC Insured)	5.50	12-1-2013	750,000	755,895
Orleans Parish LA Parishwide School District (GO, FGIC Insured) ¤	0.00	2-1-2015	7,715,000	7,190,380
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (IDR) ø	0.35	11-1-2040	85,000,000	85,000,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B1 (IDR) ø	0.34	11-1-2040	26,000,000	26,000,000

				180,289,422

Maine : 0.02%

Bucksport ME Solid Waste Disposal International Paper Series A (IDR)	4.00	3-1-2014	1,300,000	1,314,339

Maryland : 0.07%

Baltimore County MD Economic Development Revenue Blue Circle Incorporated Project (IDR, BNP Paribas LOC) ø	0.50	12-1-2017	4,600,000	4,600,000

Massachusetts : 2.36%

Massachusetts Development Finance Agency Boston University Series U-6E (Education Revenue) ±	0.62	10-1-2042	14,000,000	13,921,740

7

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Massachusetts (continued)

Massachusetts Development Finance Agency Partners Healthcare Series K-3 (Health Revenue) ±	0.72%	7-1-2038	$32,720,000	$32,720,000
Massachusetts HEFA Lahey Clinic Medical Center Series C (Health Revenue, National Insured)	5.00	8-15-2016	5,945,000	6,367,749
Massachusetts HEFA Lahey Clinic Medical Center Series C (Health Revenue, National Insured)	5.00	8-15-2018	2,780,000	2,972,459
Massachusetts HEFA Partners Healthcare Series G-2 (Health Revenue, AGM Insured) ±(m)	0.20	7-1-2042	31,930,000	31,930,000
Massachusetts HFA Construction Loan Notes Series C-1 (Housing Revenue)	1.00	12-1-2013	1,550,000	1,550,620
Massachusetts Refinance Series A (GO) ±	0.55	2-1-2014	14,000,000	14,000,000
Massachusetts Refunding Balance Series A (GO) ±	0.55	2-1-2016	13,000,000	12,931,230
Massachusetts Water Resources Authority Series D (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.40	8-1-2025	7,920,000	7,920,000
Massachusetts Water Resources Authority Series DCL 005 (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø	0.40	8-1-2025	25,835,000	25,835,000

				150,148,798

Michigan : 3.10%

Bishop International Airport Authority Michigan Refunding Balance Series B (Airport Revenue)	2.50	12-1-2013	1,105,000	1,106,006
Detroit MI (GO)	5.00	11-1-2017	7,485,000	7,934,998
Detroit MI City School District Series DC8032 (GO, Dexia Credit Local LOC, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) ø	0.42	5-1-2029	11,330,000	11,330,000
Detroit MI City School District Series DCL 045 (GO, Dexia Credit Local LOC, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) ø	0.72	5-1-2030	12,645,000	12,645,000
Detroit MI Sewage Disposal Senior Lien Series A-1 (Water & Sewer Revenue, AGM Insured)	5.50	7-1-2017	250,000	253,645
Detroit MI Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2016	5,000,000	5,030,450
Detroit MI Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.50	7-1-2015	500,000	507,265
Detroit MI Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.50	7-1-2016	390,000	394,633
Detroit MI Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.50	7-1-2017	250,000	253,918
Detroit MI Sewage Disposal System Senior Lien Series B (Water & Sewer Revenue, National Insured)	5.50	7-1-2015	670,000	679,735
Detroit MI Sewage Disposal System Senior Lien Series B (Water & Sewer Revenue, National Insured)	5.50	7-1-2016	375,000	379,455
Detroit MI Water & Sewage Department Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2017	1,000,000	1,001,650
Detroit MI Water & Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2014	1,000,000	1,003,400
Detroit MI Water & Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2015	1,000,000	1,003,420
Detroit MI Water Supply System (Water & Sewer Revenue, National Insured)	6.50	7-1-2015	375,000	380,618
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	6,035,000	6,042,544
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2014	1,710,000	1,715,814
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2014	740,000	745,498
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2015	365,000	368,982
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2016	250,000	251,523
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	6.00	7-1-2015	250,000	254,923

8

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)

Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.00%	7-1-2017	$16,000,000	$16,044,000
Michigan Comprehensive Transportation PFOTER 2754 (Tax Revenue, AGM Insured, Dexia Credit Local LIQ) ø	0.40	5-15-2023	1,075,000	1,075,000
Michigan Finance Authority Detroit School District (Miscellaneous Revenue)	5.00	6-1-2014	3,700,000	3,790,058
Michigan Finance Authority Detroit School District (Miscellaneous Revenue)	5.00	6-1-2015	3,400,000	3,586,048
Michigan Finance Authority Local Government Loan Program Series C (Miscellaneous Revenue)	3.00	11-1-2014	1,000,000	1,022,850
Michigan Finance Authority Local Government Loan Program Series C (Miscellaneous Revenue)	5.00	11-1-2015	1,500,000	1,613,940
Michigan Finance Authority Refunding Hospital Oakwood Obligation (Health Revenue)	3.00	11-1-2013	1,025,000	1,027,327
Michigan Finance Authority Series C (Miscellaneous Revenue)	4.38	8-20-2014	10,500,000	10,566,990
Michigan Hospital Finance Authority Oakwood Obligated Group (Health Revenue)	5.50	11-1-2013	4,500,000	4,519,305
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	1.01	5-1-2029	20,000,000	20,000,000
Michigan State Hospital Finanace Authority Refunding Ascencion Health Series F-3 (Health Revenue) ±	2.63	11-15-2047	85,000	86,531
Michigan State Strategic Fund Limited Obligation Waste Management (Resource Recovery Revenue) ±	4.50	12-1-2013	500,000	503,035
Michigan Strategic Fund Limited Obligation Adjusted Refunding Balance Detroit Edison Series ET-1 (Utilities Revenue) ±	5.25	8-1-2029	2,150,000	2,235,076
Michigan Strategic Fund Limited Obligation Waste Management (Resource Recovery Revenue) ±	2.80	12-1-2013	1,000,000	1,001,180
Michigan Strategic Fund Obligation Dow Chemical Series B2 (IDR)	6.25	6-1-2014	5,000,000	5,153,050
Saline MI School District (GO, Qualified School Board Loan Fund Insured) ±	0.62	5-1-2030	17,100,000	17,198,667
University of Michigan Series F (Education Revenue) ±	0.47	4-1-2043	42,470,000	42,471,274
Wayne County MI Airport Authority Detroit Metropolitan Airport Series B (Airport Revenue)	5.00	12-1-2013	3,710,000	3,739,383
Wayne County MI Airport Authority Detroit Metropolitan Airport Series C (Airport Revenue)	5.00	12-1-2013	3,830,000	3,860,334
Wayne County MI Airport Authority Revenue Detroit Metropolitan Airport Series D (Airport Revenue)	3.00	12-1-2013	4,570,000	4,586,863

				197,364,388

Minnesota : 0.72%

Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.22	8-15-2037	13,970,000	13,970,000
Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.22	8-15-2034	12,800,000	12,800,000
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.09	11-15-2017	10,300,000	9,836,500
Minneapolis MN Housing Authority Snelling Avenue Apartment Project (Housing Revenue)	0.50	3-1-2015	7,350,000	7,351,250
Minnesota HEFA (Education Revenue)	3.00	10-1-2013	500,000	500,020
St. Paul MN Housing & RDA Allina Health System Series A-1 (Health Revenue)	5.00	11-15-2013	1,500,000	1,508,835

				45,966,605

Missouri : 0.58%

Bi-State Development Agency of Missouri-Illinois Metropolitan District (Tax Revenue)	4.00	10-15-2013	14,230,000	14,252,483
Missouri HEFA Freeman Health System (Health Revenue)	5.00	2-15-2016	1,020,000	1,110,168
St. Louis MO PFOTER 3584 (Airport Revenue, National Insured, Dexia Credit Local LIQ) ø	0.51	7-1-2030	10,240,000	10,240,000

9

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Missouri (continued)

St. Louis MO PFOTER Series 4085 (Airport Revenue) ø	0.55%	7-1-2022	$11,260,000	$11,260,000

				36,862,651

Montana : 0.08%

Shelby MT BAN Multi-Modal Rail Project Series A (Miscellaneous Revenue)	2.00	7-1-2015	5,075,000	5,093,270

Nebraska : 0.42%

Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-2013	19,280,000	19,419,780
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-2014	7,335,000	7,668,743

				27,088,523

Nevada : 0.35%

Las Vegas NV Redevelopment Agency Series A (Tax Revenue)	6.00	6-15-2015	2,100,000	2,166,780
Nevada Refunding Colorado River Commission Hoover Series E (GO)	4.00	10-1-2013	1,975,000	1,975,217
Nevada Refunding Colorado River Commission Hoover Series E (GO)	5.00	10-1-2014	3,150,000	3,300,570
Washoe County NV (GO, Dexia Credit Local LIQ) 144Aø	0.42	12-9-2030	14,730,000	14,730,000

				22,172,567

New Hampshire : 0.07%

New Hampshire Health & Education Catholic Medical Center (Health Revenue)	4.00	7-1-2015	1,200,000	1,255,944
New Hampshire Turnpike System (Transportation Revenue)	4.00	10-1-2013	3,085,000	3,085,339

				4,341,283

New Jersey : 6.91%

Beach Haven NJ BAN (GO)	1.25	5-15-2014	4,626,000	4,638,860
Carlstadt-East Rutherford NJ Grant Anticipation Notes (GO) %%	1.40	10-3-2014	6,000,000	6,014,940
Carlstadt-East Rutherford NJ Regional School District (GO)	1.38	10-4-2013	4,000,000	4,000,280
Carlstadt-East Rutherford NJ Regional School District (GO)	1.50	10-4-2013	2,000,000	2,000,160
East Orange NJ Capital Improvement Series A (GO, AGM Insured)	3.00	6-1-2017	1,420,000	1,490,446
East Orange NJ Capital Improvement Series A (GO, AGM Insured)	4.00	6-1-2018	650,000	706,375
East Rutherford NJ BAN (GO)	2.00	3-20-2014	1,496,000	1,501,416
East Rutherford NJ BAN (GO)	2.00	3-20-2014	1,008,000	1,011,649
Freehold Borough NJ BAN (GO)	1.50	12-18-2013	5,637,000	5,647,372
Kearny NJ BAN (GO)	1.50	12-20-2013	1,000,000	1,001,890
Kearny NJ BAN (GO)	1.50	2-21-2014	18,367,938	18,420,103
Keyport NJ BAN (GO)	1.50	8-1-2014	7,124,700	7,164,242
Linden NJ BAN (GO)	1.25	5-6-2014	6,466,870	6,491,121
Long Branch NJ BAN (GO)	1.50	2-14-2014	10,000,000	10,023,800
Long Branch NJ Special Emergency Notes (GO)	1.50	12-27-2013	5,000,000	5,011,000
Neptune Township NJ (GO)	1.50	11-19-2013	5,100,000	5,106,120
New Jersey EDA Cigarette Tax (Tobacco Revenue)	5.00	6-15-2014	2,500,000	2,573,050
New Jersey EDA El Dorado Series A (IDR) ±	0.65	12-1-2021	6,100,000	6,100,000
New Jersey EDA School Facilities Construction (Miscellaneous Revenue) ±	0.65	2-1-2015	12,000,000	12,006,240
New Jersey EDA Series E (Miscellaneous Revenue) ±	1.77	2-1-2016	59,540,000	60,502,166
New Jersey HCFR Barnabas Health Series A (Health Revenue)	5.00	7-1-2014	14,820,000	15,262,081
New Jersey Higher Education Assistance Authority Senior Series 1A (Education Revenue)	3.00	12-1-2014	1,000,000	1,025,290
New Jersey Higher Education Assistance Authority Senior Series 1A (Education Revenue)	4.00	12-1-2015	2,000,000	2,117,980
New Jersey Higher Education Assistance Authority Student Loan Series FFELP Class A-1 (Education Revenue) ±	0.56	6-1-2020	2,800,000	2,782,136
New Jersey PFOTER 4709 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.47	9-1-2029	41,600,000	41,600,000
New Jersey PFOTER 4713 (GO, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.40	12-15-2021	23,140,000	23,140,000
New Jersey PFOTER Series 4712 (Transportation Revenue, National Insured, Dexia Credit Local LIQ) 144Aø	0.47	12-15-2022	33,215,000	33,215,000

10

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)

New Jersey PFOTER Series 4716 (Miscellaneous Revenue, National/FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.47%	9-1-2027	$45,000,000	$45,000,000
New Jersey TTFA PFOTER 109 (Transportation Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local SPA) ø	0.47	12-15-2030	50,435,000	50,435,000
Newark NJ BAN Series D (GO)	2.00	12-11-2013	2,500,000	2,505,100
Newark NJ Special Emergency Notes Series G (GO)	2.00	12-11-2013	1,080,000	1,081,555
Palmyra NJ BAN Series A (GO)	1.25	5-7-2014	7,334,700	7,362,278
Paterson NJ Special Emergency Notes (GO)	2.00	6-4-2014	6,236,000	6,253,586
Perth Amboy NJ General Improvement Public Safety (GO, AGM Insured)	2.00	3-15-2014	1,505,000	1,516,092
Plainfield NJ BAN (GO)	1.50	9-10-2014	14,992,000	15,050,319
Point Pleasant Beach NJ BAN (GO)	1.50	8-8-2014	9,750,000	9,805,185
Point Pleasant NJ TAN (GO)	1.00	1-15-2014	10,000,000	10,008,100
Seaside Heights NJ Series A (GO)	1.50	1-31-2014	11,011,366	11,029,425

				440,600,357

New Mexico : 0.06%

Pueblo of Sandia New Mexico Series A (GO) ø	1.57	3-1-2015	3,735,000	3,735,000

New York : 19.69%

Amsterdam NY BAN (GO)	1.50	8-6-2014	11,608,777	11,654,516
Binghamton NY BAN Series A (GO)	1.25	1-31-2014	19,258,214	19,319,070
Board Cooperative Educational Services RAN (Miscellaneous Revenue)	1.25	6-25-2014	3,500,000	3,509,975
Board Cooperative Educational Services RAN (Miscellaneous Revenue)	1.25	6-27-2014	6,000,000	6,019,800
Deutsche Bank Spears Lifers Trust Series DB 1087 (GO, HUD Insured) 144Aø	0.68	12-1-2029	20,940,000	20,940,000
Deutsche Bank Spears Lifers Trust Series DB 1088 (GO, HUD Insured) 144Aø	0.68	9-1-2029	12,930,000	12,930,000
Deutsche Bank Spears Lifers Trust Series DB 1089 (GO, HUD Insured) 144Aø	0.68	6-1-2030	15,125,000	15,125,000
Deutsche Bank Spears Lifers Trust Series DB 1099 (GO, HUD Insured) 144Aø	0.32	7-1-2022	11,580,000	11,580,000
Deutsche Bank Spears Lifers Trust Series DB 1100 (GO, HUD Insured) 144Aø	0.32	7-1-2022	9,735,000	9,735,000
Freeport NY Series C (GO)	1.50	5-7-2014	5,369,300	5,399,207
Glen Cove NY BAN Series A (GO)	2.38	1-10-2014	3,846,926	3,851,465
Glen Cove NY Series E (GO)	1.50	4-11-2014	2,964,030	2,972,389
Greater Southern Tier NY Board Cooperative RAN (Miscellaneous Revenue)	1.50	6-30-2014	22,500,000	22,613,850
Long Beach NY RAN Series B (GO, AGM Insured)	2.00	9-19-2014	8,000,000	8,073,360
Metropolitan Transportation Authority New York Series 2012A-1 (Transportation Revenue) ±	0.26	11-15-2041	37,500,000	37,461,375
Metropolitan Transportation Authority New York Series A-3 (Transportation Revenue) ±	0.46	11-15-2042	50,000,000	49,876,000
Metropolitan Transportation Authority New York Sub Series B-3B (Miscellaneous Revenue) ±	0.62	11-1-2030	13,720,000	13,720,823
Metropolitan Transportation Authority New York Sub Series G-1 (Transportation Revenue) ±	0.54	11-1-2032	5,750,000	5,749,310
Metropolitan Transportation Authority New York Sub Series G-2 (Transportation Revenue) ±	0.65	11-1-2032	34,000,000	33,997,620
Monroe County NY Industrial Development Corporation St. John Fisher College Series A (Education Revenue)	4.00	6-1-2015	845,000	879,789
New York City NY Transitional Finance Authority Sub Series 2-B (Tax Revenue, Dexia Credit Local SPA) ø	0.38	11-1-2022	27,250,000	27,250,000
New York Dormitory Authority Rochester General Hospital (Health Revenue, Radian Insured)	5.00	12-1-2014	3,275,000	3,457,843
New York Dormitory Authority Rochester General Hospital (Health Revenue, Radian Insured)	5.00	12-1-2025	6,990,000	7,653,701
New York Dormitory Authority Rochester General Hospital (Health Revenue, Radian Insured)	5.00	12-1-2035	18,210,000	19,939,040

11

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)

New York Dormitory Authority Series B (Education Revenue)	5.00%	7-1-2015	$1,000,000	$1,073,500
New York Energy R&D Authority Niagara Series A (Resource Recovery Revenue, Ambac Insured) ±(m)(a)	0.45	10-1-2013	37,610,000	37,610,000
New York Energy R&D Authority PCR Keyspan Generation Series A (IDR, Ambac Insured) ±(m)	0.45	10-1-2028	4,475,000	4,475,000
New York Energy Research & Development Authority Series A (Resource Recovery Revenue, Ambac Insured) ±(m)(n)	0.45	7-1-2015	36,960,000	36,960,000
New York Environmental Facilities Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	2.75	7-1-2017	1,650,000	1,665,840
New York Highway Authority PFOTER Series 31334X (Transportation Revenue, AGM Insured, Morgan Stanley Bank LIQ) 144Aø	0.62	1-1-2032	5,000,000	5,000,000
New York Local Government Assistance Corporation Refinance Sub Lien Series A-10V (Tax Revenue, AGM Insured) ±(m)(n)	0.08	4-1-2017	60,400,000	59,494,000
New York Local Government Refunding Series C (Tax Revenue)	5.50	4-1-2017	2,500,000	2,792,000
New York NY Adjusted Fiscal 2006 Sub Series H1 (GO, Dexia Credit Local LOC) ø	0.38	1-1-2036	16,355,000	16,355,000
New York NY Adjusted Fiscal 2008 Sub Series A-4 (GO, AGM Insured) ±(m)	0.30	8-1-2026	43,800,000	43,800,000
New York NY Adjusted Fiscal 2008 Sub Series C4 (GO, AGM Insured) ±(m)	0.50	10-1-2027	63,675,000	63,675,000
New York NY Adjusted Fiscal 2008 Sub Series J5 (GO, Dexia Credit Local SPA) ø	0.39	8-1-2028	25,000,000	25,000,000
New York NY Fiscal 2008 Subseries A-3 (GO, AGM Insured) ±(m)	0.20	8-1-2026	6,000,000	6,000,000
New York NY Industrial Development Agency Refunding Senior Trips Series A (Airport Revenue)	5.00	7-1-2014	1,750,000	1,770,878
New York NY Industrial Development Agency Refunding Senior Trips Series A (Airport Revenue)	5.00	7-1-2015	1,920,000	1,964,832
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.39	6-15-2032	15,000,000	15,000,000
New York NY Series J Sub Series J-2 (GO, AGM Insured) ±(m)	0.20	6-1-2036	20,900,000	20,900,000
New York NY Series J Sub Series J-3 (GO, AGM Insured) ±(m)	0.44	6-1-2036	29,975,000	29,975,000
New York NY Sub Series A-6 (GO, AGM Insured, Dexia Credit Local SPA) ø	0.39	11-1-2026	4,395,000	4,395,000
New York NY Sub Series J-8 (GO) ±	0.45	8-1-2021	10,000,000	9,997,400
New York NY Sub Series L-5 (GO, Dexia Credit Local SPA) ø	0.40	4-1-2035	34,000,000	34,000,000
New York NY Transitional Finance Authority (Tax Revenue, Dexia Credit Local SPA) ø	0.41	11-1-2022	6,705,000	6,705,000
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.41	11-1-2022	24,280,000	24,280,000
New York NY Transitional Finance Authority Series 3 Sub Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	0.41	11-1-2022	6,780,000	6,780,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.39	8-1-2023	5,000,000	5,000,000
New York Urban Development Corporation COP James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	31,860,000	32,017,388
Oyster Bay NY BAN (GO)	5.00	8-8-2014	100,000,000	103,590,000
Oyster Bay NY BAN Series A (GO)	1.50	3-7-2014	65,260,000	65,635,245
Ramapo NY BAN Series A (GO)	4.70	5-28-2014	6,000,000	6,042,720
Rockland County NY (GO)	3.50	10-1-2013	1,352,000	1,352,095
Rockland County NY (GO, National Insured)	3.50	1-15-2014	745,000	751,362
Rockland County NY (GO)	3.50	10-1-2014	1,340,000	1,372,120
Rockland County NY (GO)	3.50	10-1-2015	1,365,000	1,418,044
Rockland County NY BAN Series B (GO)	2.00	6-5-2014	2,352,000	2,359,456
Rockland County NY BAN Series C (GO)	2.25	4-9-2014	3,645,000	3,658,815
Rockland County NY BAN Series D (GO)	2.50	4-9-2014	1,000,000	1,000,840
Rockland County NY RAN Series A (GO)	2.25	3-14-2014	9,000,000	9,028,980
Rockland County NY TAN (GO)	2.25	3-14-2014	16,175,000	16,227,084
Suffolk County NY Public Improvement Series B (GO)	3.00	10-15-2013	1,000,000	1,001,100
Suffolk County NY Public Improvement Series B (GO)	4.50	11-1-2015	1,100,000	1,177,220
Suffolk County NY RAN (GO)	2.00	3-27-2014	30,500,000	30,744,915
Suffolk County NY Refunding Series A (GO)	4.00	4-1-2015	1,100,000	1,154,010
Suffolk County NY TAN Series B (GO, AGM Insured)	2.00	10-15-2015	2,860,000	2,918,945
Suffolk County NY TAN Series I (GO)	2.00	9-12-2014	4,450,000	4,507,138
Suffolk County NY Water Authority BAN Series B (Water & Sewer Revenue) ±	0.47	4-1-2014	25,850,000	25,875,075

12

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)

Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B-1 (Transportation Revenue) ±	5.00%	11-15-2025	$12,000,000	$12,070,800
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B-C (Transportation Revenue) ±	0.49	1-1-2030	13,700,000	13,668,901
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B-D (Transportation Revenue) ±	0.71	1-1-2031	40,800,000	40,739,616
Triborough Bridge & Tunnel Authority New York Various Refunding Sub Series AB (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.35	1-1-2019	20,000,000	20,000,000
Utica NY Industrial Development Agency Utica College Project Series B (Education Revenue, Citizens Bank LOC) ø	0.15	10-1-2034	7,285,000	7,285,000
Utica NY School District (GO)	2.00	7-1-2015	1,095,000	1,111,392
Utica NY School District (GO)	3.00	7-1-2016	960,000	995,789
Utica NY School District (GO)	3.00	7-1-2017	1,320,000	1,366,543
Utica NY School District RAN (GO)	1.50	6-16-2014	10,000,000	10,049,300
Westchester County NY Health Senior Lien Series B (Health Revenue)	5.00	11-1-2013	2,500,000	2,510,025
Westchester County NY Hudson Project (Health Revenue)	2.00	1-1-2016	450,000	452,570
Westchester County NY Hudson Project (Health Revenue)	3.00	1-1-2017	500,000	512,955
Westchester County NY Hudson Project (Health Revenue)	3.00	1-1-2018	450,000	461,030
Yonkers NY Series A (GO)	2.00	7-1-2014	490,000	494,626
Yonkers NY Series A (GO)	4.00	7-1-2015	1,000,000	1,049,850
Yonkers NY Series A (GO)	4.00	7-1-2016	2,835,000	3,036,143
Yonkers NY Series B (GO)	3.00	7-1-2015	1,495,000	1,546,951
Yonkers NY Series B (GO)	3.00	7-1-2016	1,290,000	1,350,720
Yonkers NY Series C (GO)	2.00	8-15-2014	470,000	474,996
Yonkers NY Series C (GO)	4.00	8-15-2015	1,000,000	1,052,820
Yonkers NY Series C (GO)	4.00	8-15-2016	2,085,000	2,237,330
Yonkers NY Series D (GO)	3.00	8-15-2015	1,925,000	1,995,590
Yonkers NY Series D (GO)	3.00	8-15-2016	660,000	691,786

				1,255,364,868

North Carolina : 0.64%

Mecklenburg County NC Series A (Miscellaneous Revenue) ±	0.43	2-1-2028	2,465,000	2,457,137
North Carolina Capital Finance Republic Services Incorporated Project (Resource Recovery Revenue) ø	0.85	6-1-2038	10,500,000	10,500,000
North Carolina Eastern Municipal Power Refunding Series D (Utilities Revenue)	5.00	1-1-2014	4,265,000	4,316,351
North Carolina Eastern Municipal Power Refunding Series D (Utilities Revenue)	5.00	1-1-2015	11,585,000	12,251,717
North Carolina Medical Care Commission Marian Parham Medical Center (Health Revenue, Radian Insured)	5.50	10-1-2017	700,000	700,105
North Carolina Medical Care Commission Moses Cone Health System (Health Revenue)	5.00	10-1-2015	500,000	540,335
University of North Carolina Chapel Hill Series A (Education Revenue) ±	0.57	12-1-2041	10,000,000	9,962,700

				40,728,345

North Dakota : 0.22%

Dickinson ND Series A (Tax Revenue)	3.00	10-1-2015	685,000	713,421
Dickinson ND Series A (Tax Revenue)	3.00	10-1-2017	1,100,000	1,155,110
Dickinson ND Series A (Tax Revenue)	4.00	10-1-2018	1,185,000	1,289,778
Fargo ND Health System Sanford (Health Revenue)	4.00	11-1-2014	4,485,000	4,657,583
Ward County ND Health Care Facility Trinity Obilgated Group (Health Revenue)	5.25	7-1-2016	1,000,000	1,068,820
Williston ND Series A (Tax Revenue, AGM Insured)	3.00	5-1-2016	750,000	784,800
Williston ND Series A (Tax Revenue, AGM Insured)	3.00	5-1-2017	3,875,000	4,082,855

				13,752,367

13

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Ohio : 0.56%

Akron Bath Copley Joint Township OH District Hospital Summa Health System Series A (Health Revenue, Radian Insured)	5.25%	11-15-2016	$1,000,000	$1,041,380
Cleveland OH Airport System Series C (Airport Revenue, AGM Insured)	5.00	1-1-2017	2,895,000	3,217,387
Cleveland OH Municipal School District Refinance & School Improvement (GO, South Dakota Credit Program Insured)	3.00	12-1-2013	1,535,000	1,541,416
Cleveland OH Municipal School District Refinance & School Improvement (GO, South Dakota Credit Program Insured)	4.00	12-1-2014	1,580,000	1,641,336
Coventry OH Local School District BAN (GO)	1.75	1-15-2014	6,091,579	6,104,615
Cuyahoga OH Metropolitan Housing Authority Fairfax Intergenerational (Housing Revenue)	2.63	4-1-2014	3,500,000	3,537,205
Oakwood Village OH BAN (GO) %%	1.50	9-30-2014	2,766,500	2,784,344
Oakwood Village OH Series 2 (GO)	1.50	10-2-2013	2,809,500	2,809,612
Ohio Water Development Authority Waste Management Project (Resource Recovery Revenue) ±	2.25	7-1-2021	1,250,000	1,258,150
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	4.00	7-1-2016	1,760,000	1,860,566
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	4.00	7-1-2017	4,375,000	4,638,419
Warrensville Heights OH BAN (GO)	1.88	9-2-2014	2,500,000	2,522,950
Warrensville Heights OH City School District School Improvement (GO, National Insured)	7.00	12-1-2014	1,150,000	1,219,771
Warrensville Heights OH Series 2 (GO)	2.00	12-19-2013	1,800,000	1,802,664

				35,979,815

Oklahoma : 0.74%

Cleveland County OK Educational Facilities Moore Public Schools Project (Miscellaneous Revenue)	5.00	6-1-2017	4,425,000	4,951,531
Cleveland County OK Educational Facilities Moore Public Schools Project (Miscellaneous Revenue)	5.00	6-1-2018	4,200,000	4,746,168
Cushing OK Educational Authority Cushing Public Schools Project (Miscellaneous Revenue)	4.00	9-1-2018	1,565,000	1,692,078
Cushing OK Educational Authority Cushing Public Shcools Project (Miscellaneous Revenue)	3.00	9-1-2016	1,650,000	1,720,719
Hulbert OK EDA Oklahoma Clear Creek Monastery (Miscellaneous Revenue, Bank of America NA LOC) ø	0.31	7-1-2036	11,905,000	11,905,000
Oklahoma County OK Finance Authority Luther Public Schools Project (Miscellaneous Revenue)	2.00	9-1-2015	735,000	752,758
Oklahoma Municipal Power Authority PUTTER Series 1880 (Utilities Revenue, AGC/FGIC Insured, JPMorgan Chase & Company LIQ) ø	0.27	1-1-2015	10,090,000	10,090,000
Oklahoma School District & County (GO)	0.75	6-30-2014	11,500,000	11,507,935

				47,366,189

Oregon : 0.32%

Gilliam County OR Waste Management Series A (Resource Recovery Revenue) ±144A	0.85	8-1-2025	5,900,000	5,885,250
Oregon Facilities Authority Providence Health & Services Series C (Health Revenue) ±	0.95	10-1-2020	14,500,000	14,502,465

				20,387,715

Pennsylvania : 2.14%

Allentown PA Hospital Authority Sacred Heart Hospital (Health Revenue)	6.00	11-15-2016	5,060,000	5,336,074
Berks County PA Municipal Authority Phoebe-Devitt Homes Project Series A (Health Revenue) ø	0.77	5-1-2037	7,405,000	7,405,000
Blair County PA Hospital Authority Altoona Regional Health System (Health Revenue)	4.00	11-15-2013	1,315,000	1,320,063
Butler County PA General Authority South Park School District Project (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA) ø	0.32	8-1-2027	8,415,000	8,415,000
Delaware County PA Authority Neumann University (Education Revenue)	3.00	10-1-2013	495,000	495,020

14

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.32%	7-1-2017	$7,500,000	$7,500,000
Downingtown PA School District (GO) ±	0.44	5-1-2030	6,000,000	5,988,720
Harrisburg PA Authority Resource Recovery Facility Series D2 (Resource Recovery Revenue, AGM Insured) ±	5.00	12-1-2033	4,700,000	4,694,548
Lycoming County PA Authority Association of Independent Colleges and Universities of Pennsylvania Financing Program (Education Revenue) ±	3.00	11-1-2035	4,000,000	4,146,840
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	2.00	11-1-2013	1,335,000	1,336,655
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	3.00	11-1-2014	1,500,000	1,537,035
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	3.00	5-1-2015	1,385,000	1,430,705
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	3.00	11-1-2015	1,500,000	1,561,230
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	4.00	5-1-2016	1,225,000	1,306,683
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2013	9,150,000	9,176,169
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	4.70	11-1-2021	675,000	699,813
Pennsylvania EDFA Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.95	8-1-2045	17,000,000	17,000,000
Pennsylvania EDFA Waste Management Project (Resource Recovery Revenue) ±	1.75	12-1-2033	15,000,000	14,936,400
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.62	12-1-2016	6,750,000	6,689,588
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.72	6-1-2014	6,770,000	6,779,546
Philadelphia PA Gas Works 7th Series 1998 General Ordinance (Utilities Revenue, Ambac Insured)	5.00	10-1-2013	500,000	500,060
Philadelphia PA Water & Sewer (Water & Sewer Revenue, Ambac Insured)	5.25	12-15-2014	2,850,000	2,936,726
Philadelphia School District Series C (GO)	5.00	9-1-2014	2,500,000	2,601,175
Pittsburgh PA Water & Sewer Authority Series C-1D (Water & Sewer Revenue, AGM Insured) ±	1.40	9-1-2035	5,995,000	6,021,438
Reading PA Series A (GO)	4.00	11-15-2013	2,000,000	2,006,560
Tioga County PA IDA Mansfield Series C-1 (Housing Revenue)	3.00	3-1-2014	12,000,000	12,073,800
Washington County PA Washington Hospital Project (Health Revenue)	4.00	7-1-2016	1,080,000	1,151,323
Washington County PA Washington Hospital Project (Health Revenue)	4.00	7-1-2017	1,085,000	1,170,205

				136,216,376

Puerto Rico : 1.46%

Puerto Rico (Tax Revenue, National Insured)	6.00	7-1-2015	325,000	328,237
Puerto Rico (Tax Revenue, National Insured)	6.50	7-1-2015	4,190,000	4,231,691
Puerto Rico Aqueduct & Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2015	3,125,000	3,134,844
Puerto Rico Electric Power Authority (Utilities Revenue, National Insured)	5.00	7-1-2015	4,340,000	4,303,501
Puerto Rico Electric Power Authority (Utilities Revenue, National Insured)	5.00	7-1-2016	525,000	514,805
Puerto Rico Electric Power Authority Series JJ (Utilities Revenue, National Insured)	5.25	7-1-2015	3,275,000	3,260,950
Puerto Rico Electric Power Authority Series KK (Utilities Revenue, AGM Insured)	5.50	7-1-2014	3,140,000	3,188,230
Puerto Rico Electric Power Authority Series L (Utilities Revenue, National Insured)	5.50	7-1-2016	1,680,000	1,668,458
Puerto Rico Electric Power Authority Series QQ (Utilities Revenue, Syncora Guarantee Incorporated Insured)	5.50	7-1-2015	1,145,000	1,136,355
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	4.00	7-1-2015	600,000	597,516

15

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico (continued)

Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	5.00%	7-1-2014	$1,445,000	$1,461,878
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2015	1,000,000	1,012,570
Puerto Rico Government Development (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	33,115,000	32,555,357
Puerto Rico Government Development Series B (Miscellaneous Revenue)	5.00	12-1-2013	3,405,000	3,405,000
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue, HUD Insured)	5.50	12-1-2015	4,640,000	4,850,285
Puerto Rico Highway & Transportation Authority Series A (Tax Revenue, Ambac Insured)	5.50	7-1-2014	500,000	497,525
Puerto Rico Highway & Transportation Authority Series K (Transportation Revenue)	5.00	7-1-2014	1,595,000	1,585,478
Puerto Rico Highway & Transportation Authority Series Y (Tax Revenue, AGM Insured)	6.25	7-1-2014	1,145,000	1,168,908
Puerto Rico Highway & Transportation Authority Unrefunded Balance Series W (Tax Revenue, National Insured)	5.50	7-1-2015	1,450,000	1,449,754
Puerto Rico Housing Finance Authority Subordinated Capital Fund Modernization (Housing Revenue, HUD Insured)	5.00	12-1-2013	2,455,000	2,465,655
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Miscellaneous Revenue)	5.00	10-1-2017	2,355,000	2,455,464
Puerto Rico Municipal Finance Agency Series A (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2014	1,420,000	1,435,577
Puerto Rico Municipal Finance Agency Series C (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2014	3,745,000	3,786,083
Puerto Rico Municipal Finance Agency Series C (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2016	4,650,000	4,659,021
Puerto Rico Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2015	845,000	852,419
Puerto Rico Public Improvement Series A (GO, National Insured)	5.50	7-1-2014	5,000,000	5,010,150
Puerto Rico Public Improvement Series A (Tax Revenue, National Insured)	5.50	7-1-2015	310,000	310,000
Puerto Rico Series A (GO, AGM Insured)	5.00	7-1-2016	1,975,000	1,982,169

				93,307,880

Rhode Island : 0.21%

Cranston RI Series B (GO)	2.00	7-1-2014	1,250,000	1,264,638
Cranston RI Series B (GO)	3.00	7-1-2015	1,000,000	1,038,580
Rhode Island Convention Center Authority (Miscellaneous Revenue, National Insured)	5.25	5-15-2015	8,995,000	9,221,224
Rhode Island HEFA Building Corporation Johnson & Wales University (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	4-1-2015	1,510,000	1,517,082
Rhode Island Student Loan Authority Program Senior Series A (Education Revenue)	4.00	12-1-2015	410,000	432,935

				13,474,459

South Carolina : 0.28%

Charleston County SC Care Alliance Health Services Series A (Health Revenue, AGM Insured)	5.13	8-15-2015	1,000,000	1,079,500
Jasper County SC BAN (Miscellaneous Revenue)	1.25	2-7-2014	3,000,000	3,000,420
South Carolina Jobs EDA Refunding Palmetto Health Series A (Health Revenue, AGM Insured)	2.75	8-1-2014	870,000	884,825
South Carolina Public Services Authority Santee Cooper Series B (Water & Sewer Revenue)	5.00	12-1-2013	3,625,000	3,654,761
South Carolina Public Services Authority Santee Cooper Series C (Water & Sewer Revenue)	5.00	12-1-2013	5,840,000	5,887,946
South Carolina Public Services Authority Santee Cooper Series C (Water & Sewer Revenue)	5.00	12-1-2014	3,185,000	3,362,627

				17,870,079

16

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tennessee : 1.10%

Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00%	12-15-2016	$2,585,000	$2,822,742
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.18	6-1-2042	3,000,000	3,000,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	2-1-2014	3,415,000	3,460,590
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2014	22,150,000	22,966,006
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2015	15,575,000	16,500,155
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	4,315,000	4,637,762
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,330,000	1,459,462
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2016	6,630,000	6,998,297
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	6,850,000	7,358,065
Unicoi County TN (GO, National Insured)	5.00	4-1-2015	1,100,000	1,143,857

				70,346,936

Texas : 8.93%

Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, National Insured)	5.00	8-15-2034	2,515,000	2,508,386
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	3.00	1-1-2014	100,000	100,197
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	4.00	1-1-2015	250,000	254,278
Central Texas Regional Mobility Authority Subordinated Lien (Transportation Revenue)	4.00	1-1-2015	400,000	403,048
Coastal Bend Texas Health Facilities Development Corporation (Health Revenue, AGM Insured) ±(m)	0.55	7-1-2031	31,075,000	31,075,000
Dallas Fort Worth International Airport Series A (Airport Revenue, National Insured)	5.50	11-1-2016	5,100,000	5,122,644
Denton TX Independent School District (GO) ±	2.00	8-1-2043	16,000,000	16,437,920
Eagle Mountain & Saginaw TX Independent Various School Building (GO, Permanent School Fund Insured) ±	2.50	8-1-2050	2,000,000	2,034,500
Galveston TX Hotel Occupancy Series B (Tax Revenue, AGM Insured)	4.00	9-1-2016	420,000	452,332
Grand Parkway Transportation Corporation Texas Toll System Series C (Transportation Revenue) ±	2.00	10-1-2017	45,000,000	45,252,450
Gulf Coast Waste Disposal Authority Waste Management of TX Series B (Resource Recovery Revenue) ±	0.85	5-1-2028	7,750,000	7,730,625
Harris County TX Cultural Education Mortgage Baylor College (Health Revenue) ±	1.12	11-15-2045	13,375,000	13,411,648
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured) ±(m)	0.67	7-1-2031	40,000,000	40,000,000
Harris County TX Health Facilities Development Corporation Series A4 (Health Revenue, AGM Insured) ±(m)	0.55	7-1-2031	27,150,000	27,150,000
Harris County TX Senior Lien Toll Road Series B (Transportation Revenue) ±	0.66	8-15-2021	25,430,000	25,446,530
Houston City TX Water Conveyance System Series J (Miscellaneous Revenue, Ambac Insured)	6.25	12-15-2013	3,500,000	3,532,375
Houston TX PFOTER 265 (Water & Sewer Revenue, AGM Insured, Dexia Credit Local LIQ) ø	0.40	12-1-2028	6,850,000	6,850,000
Houston TX Utility System Combined First Lien Security Industry & Financial Market Association Index Series A (Water & Sewer Revenue) ±	0.62	5-15-2034	29,950,000	29,897,288
Katy TX Independent School District Series C (GO, Permanent School Fund Insured) ±	0.77	8-15-2036	14,500,000	14,513,340
Lower Colorado River TX Authority Revenue Prefunded 2012-8 (Utilities Revenue, Ambac Insured)	5.25	5-15-2014	25,000	25,104

17

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)

North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A1 (Education Revenue) ±	0.67%	7-1-2019	$11,395,000	$11,394,658
Sam Rayburn TX Municipal Power Agency (Utilities Revenue)	5.00	10-1-2015	1,710,000	1,843,260
San Antonio TX Electric & Gas Refunding System Junior Lien Series B (Utilities Revenue) ±	2.00	12-1-2027	2,000,000	2,055,500
Sherman TX Independent School District School Building (GO, Banco Bilboa Vizcaya SPA) ±	0.75	8-1-2036	4,000,000	3,999,320
Texas Municipal Gas Acquisition & Supply Corporation I Gas Supply Revenue Senior Lien Series A (Utilities Revenue)	5.00	12-15-2014	4,170,000	4,369,785
Texas Municipal Gas Acquisition & Supply Corporation I Series A (Utilities Revenue)	5.00	12-15-2015	640,000	688,595
Texas Municipal Gas Acquisition & Supply Corporation II Series 1993B (Utilities Revenue, BNP Paribas LIQ) ø	0.22	9-15-2018	20,000,000	20,000,000
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue) ±	0.87	9-15-2017	30,970,000	30,786,348
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	3.00	12-15-2013	1,550,000	1,557,006
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2014	2,000,000	2,092,740
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2015	2,900,000	3,079,771
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2016	2,500,000	2,702,025
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.54	9-15-2017	69,665,000	69,349,418
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.72	12-15-2017	5,195,000	5,177,908
Texas Public Finance Authority Sourthern University Financing System (Education Revenue)	4.00	11-1-2014	2,680,000	2,773,907
Texas Public Finance Authority Southern University Financing System (Education Revenue)	4.00	11-1-2015	4,000,000	4,240,800
Texas Public Finance Authority Southern University Financing System (Education Revenue)	5.00	11-1-2016	2,080,000	2,294,053
Texas SA Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2015	2,185,000	2,313,281
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.40	4-1-2026	38,500,000	38,500,000
Texas Transportation Commission Turnpike System First Tier PUTTER Series B (Transportation Revenue) ±	1.25	8-15-2042	46,000,000	46,156,400
Waco TX Educational Finance Corporation Baylor University Series A (Education Revenue, JPMorgan Chase Bank SPA) ø	0.27	2-1-2032	25,960,000	25,960,000
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series A (Health Revenue, Compass Bank LOC) ø	0.72	6-1-2038	7,215,000	7,215,000
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series B (Health Revenue, Compass Bank LOC) ø	0.72	6-1-2031	8,305,000	8,305,000

				569,052,440

Utah : 0.17%

Utah Unified Fire Authority RAN (GO)	1.50	12-20-2013	11,000,000	11,020,900

Virgin Islands : 0.22%

Virgin Islands PFA Matching Fund Loan Note Senior Lien (Miscellaneous Revenue) %%	4.00	10-1-2016	1,700,000	1,797,087
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A (Tax Revenue)	4.00	10-1-2013	400,000	400,036
Virgin Islands PFA Matching Fund Loan Note Series A (Water & Sewer Revenue)	5.25	10-1-2017	2,000,000	2,099,040
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2017	6,950,000	7,653,201

18

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Virgin Islands (continued)

Virgin Islands PFA Subordinated Lien Series C (Miscellaneous Revenue)		5.00%	10-1-2015	$2,000,000	$2,131,160
					14,080,524

Virginia : 0.66%

Clarke County VA IDA Hospital Facilities Winchester Medical Center (Health Revenue, AGM Insured, Branch Banking & Trust SPA) ø		0.30	1-1-2030	15,500,000	15,500,000
Virginia Public Building Authority Series A (Miscellaneous Revenue)		3.50	8-1-2015	7,000,000	7,018,270
Virginia Small Business Financing Authority (Health Revenue)		9.00	7-1-2039	17,970,000	19,388,732

					41,907,002

Washington : 0.11%

Washington EDFA Series D (Resource Recovery Revenue) ±		2.00	11-1-2017	7,000,000	7,077,630

West Virginia : 0.31%

Mason County WV PCR Appalachian Power Company (Utilities Revenue) ±		2.00	10-1-2022	20,000,000	20,029,600

Wisconsin : 0.28%

Milwaukee County WI Series A (Airport Revenue)		5.00	12-1-2015	295,000	320,724
Milwaukee County WI Series A (Airport Revenue)		5.00	12-1-2016	345,000	384,623
Milwaukee County WI Series B (Airport Revenue)		4.00	12-1-2014	390,000	405,191
Milwaukee County WI Series B (Airport Revenue)		4.00	12-1-2015	390,000	415,650
Milwaukee County WI Series B (Airport Revenue)		4.00	12-1-2016	385,000	417,302
Milwaukee County WI Series B (Airport Revenue)		4.00	12-1-2017	385,000	418,098
Milwaukee WI Series F9 (GO) ±		0.52	2-15-2032	7,500,000	7,500,825
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue) ø		0.95	10-1-2042	1,970,000	1,970,000
Waukesha WI Housing Preservation Corporation (Housing Revenue) ø		0.95	12-1-2042	6,030,000	6,030,000
					17,862,413

Total Municipal Obligations (Cost $6,175,270,958)					6,183,044,255

Short-Term Investments : 3.09%		Yield		Shares

Investment Companies : 3.09%

Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (u)(l)##		0.01		197,000,496	197,000,496

Total Short-Term Investments (Cost $197,000,496)					197,000,496

Total investments in securities (Cost $6,372,271,454)*	100.09%				6,380,044,751

Other assets and liabilities, net	(0.09)				(5,564,606)

Total net assets	100.00%				$6,374,480,145

±	Variable rate investment. The rate shown is the rate in effect at period end.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¤	Security issued in zero coupon form with no periodic interest payments.
%%	Security issued on a when-issued basis.

19

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $6,372,241,401 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,899,817
Gross unrealized depreciation	(7,096,467)

Net unrealized appreciation	$7,803,350

20

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$6,072,595,755	$110,448,500	$6,183,044,255
Short-term investments
Investment companies	197,000,496	0	0	197,000,496

	$197,000,496	$6,072,595,755	$110,448,500	$6,380,044,751

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2013	$101,101,250
Accrued discounts (premiums)	153,133
Realized gains (losses)	15,711
Change in unrealized gains (losses)	(281,244)
Purchases	10,169,650
Sales	(710,000)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2013	$110,448,500

Change in unrealized gains (losses) relating to securities still held at September 30, 2013	$(301,302)

The investment type categorized above was valued using indicative broker quotes and are therefore considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 97.45%

California : 1.24%

Market Street Railways California Energy Authority Series C (Utilities Revenue)	7.00%	11-1-2034	$1,500,000	$1,821,450

Florida : 1.06%

Miami Beach FL HFFA Mount Sinai Medical Center (Health Revenue)	6.75	11-15-2029	1,500,000	1,568,820

Guam : 6.73%

Guam Government Business Privilege Series 2011A (Tax Revenue)	5.25	1-1-2036	2,000,000	2,057,840
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.00	11-1-2026	500,000	545,540
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11-1-2040	1,500,000	1,629,675
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2019	650,000	646,107
Guam International Airport Authority Series C (Airport Revenue, AGM Insured)	6.13	10-1-2043	2,250,000	2,298,060
Guam Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.00	12-1-2013	500,000	503,545
Guam Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.50	12-1-2019	1,000,000	1,096,100
Guam Power Authority Revenue Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	1,000,000	1,149,980

				9,926,847

Illinois : 0.71%

Chicago IL Second Lien (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2020	500,000	552,325
Illinois Public Improvement Series of June 2013 (GO)	5.50	7-1-2038	500,000	496,610

				1,048,935

Michigan : 1.56%

Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	7-1-2020	2,000,000	2,304,520

Puerto Rico : 29.78%

Children’s Trust Fund Puerto Rico Tobacco Settlement Asset-Backed Bonds Series 2002 (Tobacco Revenue)	4.25	5-15-2014	500,000	501,115
Puerto Rico Commonwealth Highway & Transportation Authority Series L (Transportation Revenue, AGC Insured)	5.25	7-1-2019	1,000,000	977,630
Puerto Rico Commonwealth Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2015	1,750,000	1,756,668
Puerto Rico Commonwealth Refunding Bond Public Improvement Series A (GO, National Insured)	5.50	7-1-2016	200,000	198,626
Puerto Rico Elecric Power Authority Series A (Utilities Revenue)	7.00	7-1-2033	1,500,000	1,248,885
Puerto Rico Electric Power Authority Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	1,000,000	981,370
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	4.00	7-1-2015	1,100,000	1,095,446
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2016	1,715,000	1,726,731
Puerto Rico HFA Capital Fund Modernization Subordinate Bonds (Housing Revenue, HUD Insured)	5.50	12-1-2018	600,000	641,706
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2014	855,000	861,891
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2015	500,000	504,030
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2019	1,835,000	1,849,790
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2020	260,000	262,096
Puerto Rico Highway & Transportation Authority Prerefunded Series W (Tax Revenue, National Insured)	5.50	7-1-2015	1,340,000	1,420,748
Puerto Rico Highway & Transportation Authority Series L (Transportation Revenue, BHAC/FGIC Insured)	5.25	7-1-2021	300,000	326,550

1

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico (continued)

Puerto Rico Highway & Transportation Authority Unrefunded Balance Series W (Tax Revenue, National Insured)	5.50%	7-1-2015	$1,525,000	$1,524,741
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital De La Concepcion Series A (Health Revenue)	6.50	11-15-2020	25,000	25,127
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority International American University (Education Revenue)	5.00	10-1-2018	1,150,000	1,186,938
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority International American University (Education Revenue)	5.00	10-1-2019	860,000	882,059
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority International American University (Education Revenue)	5.00	10-1-2020	800,000	813,576
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority International American University (Education Revenue)	5.00	10-1-2021	700,000	701,260
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Sacred Heart University (Education Revenue)	4.00	10-1-2023	460,000	367,043
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Sacred Heart University (Education Revenue)	5.00	10-1-2020	500,000	471,815
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Sacred Heart University (Education Revenue)	5.00	10-1-2021	500,000	459,405
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Sacred Heart University (Education Revenue)	5.00	10-1-2022	200,000	179,920
Puerto Rico Public Buildings Authority Government Facilities Unrefunded Series D (Miscellaneous Revenue, Commonwealth Guaranty Insured)	5.13	7-1-2024	5,000	3,792
Puerto Rico Public Buildings Authority Prerefunded CAB Series D (Miscellaneous Revenue, Ambac Insured) ±	5.45	7-1-2030	1,555,000	1,804,267
Puerto Rico Public FICO Commonwealth Appropriation Series A (Miscellaneous Revenue, Ambac Insured)	5.13	6-1-2024	16,285,000	18,467,841
Puerto Rico Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2016	1,500,000	1,505,445
Puerto Rico Sales Tax Financing Corporation First Sub Series A (Tax Revenue)	4.63	8-1-2019	200,000	197,226
University of Puerto Rico Series P (Education Revenue)	5.00	6-1-2017	570,000	530,442
University of Puerto Rico Series Q (Education Revenue)	5.00	6-1-2016	450,000	430,704

				43,904,883

Virgin Islands : 6.11%

University of the Virgin Islands Series A (GO)	5.38	6-1-2034	450,000	476,564
Virgin Islands PFA Escrowed to Maturity Series A (Miscellaneous Revenue)	7.30	10-1-2018	10,000	11,673
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, AGM Insured)	5.00	10-1-2014	590,000	607,399
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, National Insured)	5.00	10-1-2014	400,000	414,820
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, National Insured)	5.00	10-1-2016	250,000	271,693
Virgin Islands PFA Matching Fund Loan Notes Diageo Series A (Miscellaneous Revenue)	6.75	10-1-2037	1,850,000	2,028,655
Virgin Islands PFA Senior Lien Series A (Water & Sewer Revenue)	5.25	10-1-2019	2,700,000	2,779,596
Virgin Islands PFA Sub-Matching Fund Loan Notes Series A (Miscellaneous Revenue)	6.00	10-1-2039	1,000,000	1,023,220
Virgin Islands Tobacco Settlement FICO Asset-Backed Bonds Series 2001 (Tobacco Revenue) ±	4.95	5-15-2014	750,000	752,108
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	5.00	7-1-2018	630,000	648,188

				9,013,916

2

Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

West Virginia : 0.29%

Kanawha, Mercer, Nicholas Counties WV SFHR Prerefunded Bond (Housing Revenue) ¤	0.00%	2-1-2015	$470,000	$421,928

Wisconsin : 49.97%

Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.20	9-1-2014	370,000	371,976
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.50	9-1-2015	400,000	403,460
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.75	9-1-2016	415,000	418,025
Beloit WI CDA Series A (Tax Revenue)	1.00	6-1-2014	100,000	100,022
Beloit WI CDA Series A (Tax Revenue)	1.25	6-1-2015	100,000	100,228
Cudahy WI CDA Series A (Miscellaneous Revenue)	0.85	6-1-2015	500,000	501,395
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.00	6-1-2016	270,000	269,876
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.20	6-1-2017	170,000	169,176
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.50	6-1-2018	200,000	197,386
Delafield WI CDA St. John’s Northwestern Military Academy (Education Revenue, Town Bank LOC)	4.60	6-1-2030	660,000	693,198
Delafield WI CDA St. John’s Northwestern Military Academy (Education Revenue, Town Bank LOC)	4.70	6-1-2034	500,000	521,750
Glendale WI CDA Bayshore Public Parking Series A (Transportation Revenue)	4.75	10-1-2020	100,000	102,360
Glendale WI CDA Series 2011A (Miscellaneous Revenue)	3.50	10-1-2017	1,635,000	1,756,791
Glendale WI CDA Series 2011A (Miscellaneous Revenue)	3.50	10-1-2018	1,700,000	1,817,691
Glendale WI CDA Series 2012 (Miscellaneous Revenue)	1.20	9-1-2015	1,235,000	1,245,806
Green Bay WI Housing Authority University Student Village Housing Series 2005A(Education Revenue)	5.00	4-1-2016	1,445,000	1,515,574
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	4.38	4-1-2022	200,000	211,822
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	5.00	4-1-2030	1,235,000	1,286,944
Green Bay WI RDA Bellin Memorial Hospital (Health Revenue)	5.50	12-1-2023	250,000	267,853
Green Bay WI RDA Bellin Memorial Hospital (Health Revenue)	6.15	12-1-2032	365,000	387,396
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.10	4-1-2014	320,000	322,982
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.50	4-1-2015	125,000	128,873
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.70	4-1-2016	405,000	424,238
Greenfield WI CDA Layton Terrace Project (Housing Revenue) ±	4.75	9-1-2033	500,000	500,135
Little Chute WI CDA (Miscellaneous Revenue)	4.25	3-1-2017	200,000	202,066
Little Chute WI CDA (Miscellaneous Revenue)	4.35	3-1-2018	200,000	201,814
Madison WI CDA Monticello Apartments (Housing Revenue, BMO Harris Bank NA LOC) ø	0.07	4-1-2023	400,000	400,000
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2025	475,000	545,590
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2039	5,000,000	5,155,200
Milwaukee WI Housing Authority Veterans Housing Project (Housing Revenue, FNMA Insured)	5.10	7-1-2022	1,000,000	1,010,860
Milwaukee WI RDA Historic Third Ward Package (Transportation Revenue, Northern Trust Company LOC) ø	0.07	9-1-2028	900,000	900,000
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2020	3,100,000	3,582,701
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2021	3,330,000	3,841,954
Milwaukee WI RDA School of Engineering Project (Education Revenue, AGM Insured)	4.10	4-1-2032	1,000,000	948,920
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.13	8-1-2015	325,000	325,312
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.63	8-1-2025	300,000	296,028
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.75	8-1-2035	1,000,000	926,210
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	3.15	8-1-2017	50,000	53,339
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	4.60	8-1-2024	870,000	927,838
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	5.00	8-1-2030	3,000,000	3,149,850

3

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)

Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.50%	2-15-2029	$1,000,000	$1,033,710
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.88	2-15-2039	1,570,000	1,644,481
Neenah WI CDA Series A (Miscellaneous Revenue)	4.13	12-1-2018	300,000	313,434
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.00	5-1-2014	70,000	69,996
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.20	5-1-2015	80,000	80,067
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.40	5-1-2016	70,000	70,029
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.75	5-1-2018	50,000	49,174
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.20	6-1-2015	100,000	100,273
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.45	6-1-2016	50,000	50,028
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.65	6-1-2017	100,000	99,514
Platteville WI RDA University of Wisconsin Platteville Real Estate (Education Revenue)	5.00	7-1-2022	1,000,000	1,024,860
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2015	160,000	177,024
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2017	1,765,000	2,059,049
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2018	380,000	454,389
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2019	100,000	121,113
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2021	2,740,000	3,345,896
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2023	1,600,000	1,915,968
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2026	2,330,000	2,712,470
Sturgeon Bay WI Waterfront RDA Refunded Bond Series A (Miscellaneous Revenue)	4.50	10-1-2021	175,000	179,708
Sturgeon Bay WI Waterfront RDA Series A (Miscellaneous Revenue)	4.35	10-1-2018	150,000	157,226
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	3.80	2-1-2018	300,000	317,325
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	4.00	2-1-2019	220,000	231,139
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	4.50	2-1-2022	250,000	260,350
Verona WI CDA Economic Improvements (IDR)	4.30	2-1-2015	100,000	100,996
Verona WI CDA Public Improvements (Lease Revenue)	5.38	12-1-2022	830,000	831,220
Warrens WI CDA Economic Improvements (Miscellaneous Revenue)	5.10	11-1-2020	70,000	45,324
Warrens WI CDA Public Improvements (Tax Revenue)	3.70	10-1-2014	250,000	136,025
Warrens WI CDA Public Improvements (Lease Revenue)	5.00	11-1-2016	70,000	55,562
Waukesha WI Housing Authority The Arboretum Project (Housing Revenue) ±	5.00	12-1-2027	340,000	340,425
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	2.30	12-1-2016	135,000	140,223
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	2.65	12-1-2017	335,000	352,102
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	4.00	12-1-2023	150,000	155,084
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	4.20	12-1-2024	150,000	155,268
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	4.25	12-1-2025	250,000	255,778
Weston WI CDA Series A (Miscellaneous Revenue)	5.25	10-1-2020	720,000	740,462
Wisconsin Center District CAB (Tax Revenue, National Insured) ¤	0.00	12-15-2019	175,000	145,723
Wisconsin Center District CAB (Tax Revenue, AGM Insured) ¤	0.00	12-15-2030	190,000	88,194
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2015	30,000	32,659
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2016	30,000	33,543
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2018	50,000	57,176
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2019	2,000,000	2,305,480
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2023	2,845,000	3,165,632
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2027	465,000	494,825

4

Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Wisconsin (continued)

Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)		5.00%	12-15-2022	$730,000	$802,569
Wisconsin HFA (Housing Revenue, FHA Insured)		6.10	6-1-2021	90,000	102,299
Wisconsin Housing & EDA AMT Series A (Housing Revenue)		4.63	11-1-2037	25,000	23,528
Wisconsin Housing & EDA AMT Series A (Housing Revenue)		4.70	5-1-2047	240,000	223,673
Wisconsin Housing & EDA AMT Series A (Housing Revenue)		4.75	5-1-2037	295,000	285,634
Wisconsin Housing & EDA MFHR Series A (Housing Revenue) ±		4.25	12-1-2035	1,960,000	2,060,117
Wisconsin Housing & EDA Series A (Housing Revenue)		5.75	11-1-2043	3,485,000	3,590,561
Wisconsin Housing & EDA Series E (Housing Revenue)		4.90	11-1-2035	2,015,000	2,018,869
Wisconsin Oneida Tribe of Indians (Tax Revenue) 144A		5.50	2-1-2021	765,000	836,910
Wisconsin Refunding Bond of 2011 Series 1 (GO)		5.00	5-1-2022	1,225,000	1,445,967

					73,671,690

Total Municipal Obligations (Cost $142,481,656)					143,682,989

Total investments in securities (Cost $142,481,656)*	97.45%				143,682,989

Other assets and liabilities, net	2.55				3,753,289

Total net assets	100.00%				$147,436,278

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	Security issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
*	Cost for federal income tax purposes is $142,477,796 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,434,207
Gross unrealized depreciation	(2,229,014)

Net unrealized appreciation	$1,205,193

5

Wells Fargo Advantage Wisconsin Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$143,682,989	$0	$143,682,989

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2013 (unaudited)

Security name			Shares	Value

Investment Companies : 1.65%

iShares National AMT-Free Municipal Bond Fund			15,000	$1,567,350

Total Investment Companies (Cost $1,610,097)				1,567,350

	Interest rate	Maturity date	Principal

Municipal Obligations : 95.44%

Arizona : 4.07%

Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	$550,000	514,800
Phoenix AZ IDA Eagle College Prep Project Series A (Education Revenue)	4.50	7-1-2022	480,000	466,424
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.00	7-1-2032	500,000	476,185
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.25	7-1-2032	345,000	337,879
Salt Verde AZ Financial Corporation (Utilities Revenue)	5.25	12-1-2026	1,000,000	1,053,520
Verrado AZ Community Facilities District #1 (GO)	4.85	7-15-2014	85,000	85,955
Verrado AZ Community Facilities District #1 (GO) 144A	5.00	7-15-2022	500,000	501,375
Yavapai County AZ IDA AgriBusiness & Equine Center Project (Education Revenue)	4.63	3-1-2022	445,000	419,448

				3,855,586

California : 11.51%

California Foothill Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue, National Insured) ¤	0.00	1-15-2019	700,000	513,282
California HFFA Community Program for Persons with Developmental Disabilities Series A (Miscellaneous Revenue)	6.25	2-1-2026	100,000	113,208
California PCFA Water Furnishing Bonds Poseidon Resources Desalination Project (IDR) 144A	5.00	11-21-2045	1,000,000	833,570
California Public Works Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	250,000	283,843
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	100,000	113,353
California Various Purposes (GO)	6.00	4-1-2038	200,000	227,834
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2029	500,000	199,710
Compton CA Community College Series A (GO, National Insured)	5.25	7-1-2019	15,000	15,452
Corona-Norca CA Unified School District CAB Election of 2006 Series C (GO, AGM Insured) ¤	0.00	8-1-2039	130,000	116,275
Escondido CA Unified School District CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2029	200,000	89,258
Gilroy CA Unified School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2032	130,000	61,313
Gilroy CA Unified School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2032	70,000	25,099
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Tobacco Revenue, AGC Insured)	5.00	6-1-2045	1,000,000	988,950
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Tobacco Revenue, Ambac Insured)	5.00	6-1-2045	1,000,000	966,020
Hawthorne CA School District CAB Series C (GO, National Insured) ¤	0.00	11-1-2025	100,000	53,876
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	250,000	263,050
Long Beach CA Bond Financing Authority Natural Gas Purchase LIBOR Index Series B (Utilities Revenue) ±	1.63	11-15-2027	1,000,000	869,300
M-S-R Energy Authority California Gas Series B (Utilities Revenue)	6.13	11-1-2029	150,000	165,353
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.81	7-1-2019	1,750,000	1,611,435
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	6.50	8-1-2024	100,000	112,794
Palo Alto CA Improvement Bond Act 191 (Miscellaneous Revenue)	4.00	9-2-2020	240,000	252,235
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2032	570,000	207,018
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2024	450,000	509,000
Sacramento CA Unified School District COP Series A (Miscellaneous Revenue, AGM Insured) ±	3.07	3-1-2040	485,000	487,003
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	150,000	166,991

1

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

San Diego CA Unified School District CAB Series C (GO) ¤	0.00%	7-1-2030	$250,000	$105,273
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue) ±	1.65	11-1-2038	500,000	397,410
Stockton CA Unified School District (Miscellaneous Revenue, Ambac Insured)	5.00	2-1-2016	100,000	106,660
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	1,000,000	1,043,710

				10,898,275

Colorado : 1.46%

Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	200,000	220,112
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	250,000	282,250
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.63	12-1-2040	250,000	278,450
Colorado ECFA Community Leadership Academy Incorporated Second Campus Project (Education Revenue)	7.00	8-1-2033	500,000	505,950
Colorado Public Authority for Energy Natural Gas Purchase Project (Utilities Revenue)	5.75	11-15-2018	85,000	94,646

				1,381,408

Connecticut : 0.54%

Connecticut Securities Industry & Financial Markets Association Series A (Miscellaneous Revenue) ±	1.06	3-1-2025	525,000	511,261

District of Columbia : 0.95%

District of Columbia Association of American Medical Colleges Issue Series A (Miscellaneous Revenue)	5.00	10-1-2024	270,000	299,776
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	90,000	94,914
District of Columbia Friendship Charter School Project Series A (Education Revenue)	2.25	6-1-2016	520,000	508,227

				902,917

Florida : 3.31%

CityPlace Community Development District FL (Miscellaneous Revenue)	5.00	5-1-2022	500,000	548,215
CityPlace Community Development District FL (Miscellaneous Revenue)	5.00	5-1-2026	250,000	262,648
Florida Development Finance Corporation Renaissance Charter School Project Series A (Education Revenue)	6.00	9-15-2040	1,000,000	900,580
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	213,845
Miami-Dade County FL Seaport Revenue Bond Series B (Airport Revenue)	6.00	10-1-2033	1,000,000	1,050,640
Seminole Tribe Florida Gaming Division Series A (Miscellaneous Revenue) 144A	5.13	10-1-2017	150,000	155,834

				3,131,762

Georgia : 0.53%

Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (IDR, Ambac Insured)	5.00	1-1-2027	50,000	49,566
Georgia Private Colleges & Universities Authority Mercer University Project (Education Revenue)	4.00	10-1-2014	330,000	338,465
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.00	3-15-2022	105,000	114,156

				502,187

2

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Guam : 1.97%

Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00%	1-1-2031	$365,000	$376,932
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11-1-2040	300,000	325,935
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2019	75,000	74,551
Guam International Airport Authority Series C (Airport Revenue, AGM Insured)	6.13	10-1-2043	500,000	510,680
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	574,990

				1,863,088

Idaho : 0.84%

Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	100,000	110,078
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	500,000	438,205
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	250,000	244,008

				792,291

Illinois : 16.71%

Bureau County IL Township High School District Number 502 Series A (Education Revenue) %%	6.25	12-1-2033	750,000	805,395
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2021	3,000,000	2,019,120
Chicago IL Board of Education Series A (GO, National Insured)	5.25	12-1-2017	250,000	278,335
Chicago IL Board of Education Series C (GO)	5.25	12-1-2023	1,000,000	1,028,610
Chicago IL Board of Education Series D (GO, AGM Insured)	5.00	12-1-2022	250,000	262,143
Chicago IL O’Hare International Airport (Airport Revenue)	5.75	1-1-2043	1,500,000	1,499,850
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2022	1,000,000	1,023,010
Chicago IL Series A (GO, Ambac Insured)	5.00	1-1-2026	480,000	480,533
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2030	325,000	322,475
Chicago IL Series A (GO)	5.25	1-1-2026	550,000	556,006
Chicago IL Series C (GO)	5.00	1-1-2034	1,000,000	945,140
Chicago IL Wastewater Transmission Project (Water & Sewer Revenue)	5.00	1-1-2027	1,000,000	1,016,150
Chicago IlL Series B (GO, AGM Insured)	5.00	1-1-2018	300,000	314,091
Cook County IL School District #159 CAB (GO, AGM Insured) ¤	0.00	12-1-2023	615,000	389,879
Illinois (GO, AGM Insured)	5.00	1-1-2023	300,000	313,227
Illinois Finance Authority Charter School Series A (Education Revenue)	7.13	10-1-2041	200,000	219,626
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	60,000	60,999
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	5.00	3-1-2034	500,000	511,010
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	6.00	3-1-2038	400,000	423,236
Illinois Junior Obligation (Tax Revenue)	5.00	6-15-2026	1,000,000	1,091,450
Illinois Metropolitian Pier Exposition Authority CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2032	1,000,000	327,900
Illinois Series A (Tax Revenue)	5.00	6-1-2019	175,000	192,952
Illinois Series A (Miscellaneous Revenue, National Insured)	5.25	10-1-2015	25,000	25,095
Illinois Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-2024	350,000	381,052
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2019	75,000	60,339
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B (Tax Revenue, National Insured) ¤	0.00	6-15-2029	100,000	41,933
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B-1 (Tax Revenue, AGM Insured) ¤	0.00	6-15-2027	175,000	84,821
Sangamon County IL School District #186 COP Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	6.13	8-15-2023	405,000	360,576
Sterling IL (GO)	4.00	11-1-2019	540,000	575,381

3

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Will County IL School District #114 CAB Series C (GO, National Insured) ¤	0.00%	12-1-2017	$255,000	$219,644

				15,829,978

Indiana : 1.84%

Indiana Finance Authority HEFA Ascension Health Series B3 (Health Revenue) ±	2.09	11-15-2031	150,000	152,799
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (IDR)	5.00	7-1-2035	1,000,000	928,560
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (IDR)	5.00	7-1-2040	600,000	535,116
Jasper County IN PCR Northern Series B (IDR, National Insured)	5.60	11-1-2016	110,000	121,564

				1,738,039

Iowa : 0.51%

Iowa Finance Authority Midwestern Disaster Area Revenue Fertilizer Company Project (IDR)	5.50	12-1-2022	500,000	481,835

Kentucky : 0.13%

Kentucky EDFA Unrefunded Balance Norton Series C (Health Revenue, National Insured)	5.95	10-1-2017	120,000	121,729

Louisiana : 1.86%

Louisiana Public Facilities Authority Dock & Impala Warehousing LLC Project (Miscellaneous Revenue)	6.50	7-1-2036	750,000	689,993
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.50	5-15-2028	500,000	523,720
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	500,000	552,175

				1,765,888

Maine : 0.38%

Portland ME General Airport (Airport Revenue)	5.00	7-1-2022	150,000	168,639
Portland ME General Airport (Airport Revenue)	5.00	7-1-2023	175,000	194,539

				363,178

Maryland : 0.14%

Maryland Health & Higher Education Washington County Hospital Project (Health Revenue)	5.00	1-1-2019	125,000	134,803

Massachusetts : 0.25%

Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	100,000	113,745
Massachusetts Municipal Wholesale Electric Company Nuclear Mix #1 Series 1 (Utilities Revenue, National Insured) ±(m)(n)	0.09	7-1-2014	125,000	121,563

				235,308

Michigan : 9.22%

Comstock MI Public Schools CAB (GO, Ambac Insured) ¤	0.00	5-1-2014	200,000	198,398
Detroit MI Distributable State Aid Project (GO)	4.25	11-1-2021	690,000	674,337
Detroit MI Sewer Disposal System Authority CAB Series A (Water & Sewer Revenue, National Insured) ¤	0.00	7-1-2019	90,000	64,125
Detroit MI Sewer Disposal System Authority CAB Series A (Water & Sewer Revenue, National Insured) ¤	0.00	7-1-2020	1,250,000	831,450
Detroit MI Sewer Disposal System Authority Series A (Water & Sewer Revenue, AGM/National Insured)	5.25	7-1-2022	250,000	250,315
Detroit MI Sewer Disposal System Authority Series B (Water & Sewer Revenue, National Insured)	5.25	7-1-2021	630,000	629,987

4

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)

Detroit MI Water & Sewage Department Disposal System Series A (Water & Sewer Revenue)	5.25%	7-1-2027	$500,000	$476,640
Detroit MI Water & Sewage Department Series A (Water & Sewer Revenue)	5.00	7-1-2021	170,000	165,619
Detroit MI Water Supply System Second Lien Series A (Water & Sewer Revenue, National Insured)	5.25	7-1-2015	355,000	358,571
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	715,000	750,357
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	630,000	629,294
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2016	50,000	46,722
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	11-1-2015	50,000	52,410
Michigan Public ECFA Bradford Academy Project (Education Revenue)	8.00	9-1-2021	175,000	91,940
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	500,000	433,570
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2020	785,000	786,633
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2021	870,000	870,374
Wayne County MI Detroit School District School Building & Site Improvement Project Series A (GO, AGM/Qualified School Board Loan Fund Insured)	5.25	5-1-2030	1,000,000	1,007,680
Western Michigan University Series 2013 (Education Revenue) %%	5.25	11-15-2031	400,000	415,580

				8,734,002

Minnesota : 1.38%

St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Education Revenue)	5.00	12-1-2036	1,500,000	1,308,345

Nevada : 0.38%

Henderson NV Health Care Facility Catholic Healthcare West Project Series A (Health Revenue)	5.63	7-1-2024	350,000	359,849

New Jersey : 4.21%

Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	1,490,000	1,583,483
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	250,000	281,905
New Jersey EDA Police Barracks Project (Miscellaneous Revenue)	5.00	6-15-2020	285,000	313,469
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.67	3-1-2028	1,000,000	948,410
New Jersey Transportation Trust Fund Authority Series B (Miscellaneous Revenue)	5.50	6-15-2031	250,000	271,195
Trenton NJ (GO)	4.00	7-15-2023	565,000	586,120

				3,984,582

New York : 2.13%

Nassau County NY Series F (GO)	5.00	10-1-2020	150,000	169,088
New York Dormitory Authority Iona College Series A (Education Revenue)	5.00	7-1-2032	500,000	501,015
New York Local Government Assistance Corporation Series A-11V (Tax Revenue, AGM Insured) ±(m)(n)	0.12	4-1-2017	250,000	246,250
New York Urban Development Corporation COP James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	520,000	522,569
Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (IDR) 144A±	6.63	10-1-2035	50,000	50,002

5

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)

Suffolk NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00%	6-1-2024	$500,000	$525,355

				2,014,279

Ohio : 0.26%

Ohio Enterprise Bond Toledo Series 2A (IDR)	5.50	12-1-2019	220,000	246,063

Oregon : 0.82%

Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	500,000	590,895
Oregon Facilities Authority Southern Oregon University Project (Education Revenue, AGM Insured)	4.00	7-1-2023	185,000	190,371

				781,266

Pennsylvania : 8.47%

Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	800,000	740,328
Allegheny County PA Series C-72 (GO) %%	5.25	12-1-2032	1,000,000	1,040,710
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.57	11-1-2039	750,000	741,848
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	325,000	332,179
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	285,000	285,165
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	100,000	99,355
Delaware Valley PA Regional Financial Authority Local Government Series C (Miscellaneous Revenue) ±	0.93	6-1-2037	500,000	345,230
Delaware Valley PA Regional Financial Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	1,400,000	1,498,434
Harrisburg PA Authority Resource Recovery Facility Series D1 (Resource Recovery Revenue, AGM Insured) ±	5.25	12-1-2033	100,000	99,961
McKeesport PA Area School District CAB (GO, National Insured) ¤	0.00	10-1-2025	290,000	159,329
Pennsylvania HEFAR Delaware Valley College of Science & Agriculture Project Series LL1 (Education Revenue)	5.00	11-1-2042	535,000	472,442
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	355,000	334,030
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	4.00	4-1-2017	310,000	310,601
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	5.00	4-1-2022	450,000	443,273
Philadelphia PA IDA Mariana Bracetti Academy Project (Education Revenue)	6.25	12-15-2021	310,000	315,131
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	285,000	285,969
Susquehanna PA Area Regional Airport Authority Series A (Airport Revenue)	5.00	1-1-2021	500,000	518,735

				8,022,720

Puerto Rico : 2.54%

Puerto Rico Educational Financing Authority Inter American University of Puerto Rico Project (Education Revenue)	5.00	10-1-2022	450,000	444,389
Puerto Rico Electric Power Authority Refunding Libor Series UU (Utilities Revenue) ±	0.88	7-1-2031	1,500,000	866,940
Puerto Rico Electric Power Authority Series A (Utilities Revenue)	7.00	7-1-2033	1,000,000	832,590
Puerto Rico Sales Tax Financing Corporation CAB First Sub Series A1 (Tax Revenue) ¤	0.00	8-1-2023	500,000	264,685

				2,408,604

6

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Rhode Island : 2.10%

Rhode Island Economic Development Corporation Series A (Airport Revenue, AGM Insured)	5.00%	7-1-2019	$575,000	$591,537
Rhode Island Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	6.00	6-1-2023	1,400,000	1,397,830

				1,989,367

South Carolina : 0.38%

Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue)	8.50	12-1-2018	100,000	103,028
Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2017	240,000	257,417

				360,445

Tennessee : 1.55%

Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	100,000	110,021
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,000,000	1,052,860
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	285,000	309,359

				1,472,240

Texas : 9.33%

Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A (Education Revenue)	3.10	12-1-2022	1,050,000	929,576
Dallas Fort Worth TX International Airport Series A (Airport Revenue)	5.00	11-1-2022	350,000	382,746
Dallas-Fort Worth TX International Airport Series F (Airport Revenue)	5.25	11-1-2033	1,000,000	1,047,830
Houston TX Higher Education Financial Corporation Series A (Education Revenue)	4.00	2-15-2022	250,000	243,903
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	205,000	220,758
Lewisville TX Combination Unrefunded Balance Refunding & Capital Special Assessment (Miscellaneous Revenue, ACA Insured)	6.13	9-1-2029	425,000	431,749
North Texas Tollway Authority System Series 2011B (Transportation Revenue)	5.00	1-1-2026	350,000	370,020
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue) ±	0.87	9-15-2017	375,000	372,776
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2024	1,000,000	1,041,170
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue)	6.25	12-15-2026	1,500,000	1,738,095
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2032	225,000	258,113
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2033	50,000	57,205
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	1,300,000	1,372,163
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	330,000	369,339

				8,835,443

Utah : 0.31%

Spanish Fork City UT Charter School American Leadership Academy (Education Revenue) 144A	5.55	11-15-2021	175,000	172,295
Utah Charter School Finance Authority Paradigm High School Project (Education Revenue)	5.00	7-15-2015	115,000	117,498

				289,793

7

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value

Vermont : 0.53%

Vermont Student Assistance Corporation Education Loan Revenue Series B Class A2 (Education Revenue) ±	3.26%	12-3-2035	$500,000	$503,335

Virgin Islands : 1.39%

Virgin Islands PFA Refunding Matching Fund Loan Note Senior Lien Series 2013B (Miscellaneous Revenue) %%	5.00	10-1-2024	1,000,000	1,060,620
Virgin Islands PFA Series B (Tax Revenue)	5.00	10-1-2025	200,000	208,880
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Miscellaneous Revenue)	6.00	10-1-2039	50,000	51,161

				1,320,661

Washington : 1.59%

Port Seattle WA Seatac Fuel Facilities LLC Project (Miscellaneous Revenue)	5.00	6-1-2031	1,000,000	975,860
Washington Energy Northwest Wind Project (Utilities Revenue, Ambac Insured)	5.00	7-1-2026	500,000	529,510

				1,505,370

Wisconsin : 1.85%

Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.20	8-1-2048	1,000,000	996,310
Wisconsin PFA Charter School Voyager Foundation Project Series A (Education Revenue)	5.50	10-1-2022	780,000	754,221

				1,750,531

Total Municipal Obligations (Cost $91,849,244)				90,396,428

	Yield		Shares

Short-Term Investments : 5.50%

Investment Companies : 5.50%

Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (u)##	0.01		5,206,581	5,206,581

Total Short-Term Investments (Cost $5,206,581)				5,206,581

Total investments in securities (Cost $98,665,922)*	102.59%	97,170,359

Other assets and liabilities, net	(2.59)	(2,453,680)

Total net assets	100.00%	$94,716,679

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¤	Security issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	Security issued on a when-issued basis.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $98,665,763 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,221,995
Gross unrealized depreciation	(2,717,399)

Net unrealized depreciation	$(1,495,404)

8

Wells Fargo Advantage CoreBuilder Shares - Series M (the “Fund”)

Notes to Portfolio of investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in Securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investment Companies	$1,567,350	$0	$0	$1,567,350

Municipal obligations	0	90,028,615	367,813	90,396,428

Short-term investments

Investment companies	5,206,581	0	0	5,206,581

	$6,773,931	$90,028,615	$367,813	$97,170,359

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M.Rabusch President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

Date:	November 25, 2013

By:	/s/ Nancy Wiser

Nancy Wiser Treasurer

Date:	November 25, 2013